UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23214

GraniteShares ETF Trust

(Exact name of registrant as specified in charter)

250 Broadway, 24th Floor

New York, New York 10007

(Address of principal executive offices) (Zip code)

William Rhind

GraniteShares ETF Trust

250 Broadway, 24th Floor

New York, New York 10007

(Name and address of agent for service)

Copy to:

Andrew Davalla, Esq.

Thompson Hine LLP

41 South High Street – Suite 1700

Columbus, OH 43215-6101

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: June 30

Date of reporting period: July 1, 2025 - June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

(a)

GraniteShares HIPS U.S. High Income ETF
NYSE: HIPS	Annual Shareholder Report – June 30, 2026

Fund Overview

The GraniteShares HIPS US High Income ETF seeks to track the performance, before fees and expenses, of the EQM High Income Pass-Through Securities Index*.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months?

During the period of June 30, 2025 to June 30, 2026, the Fund had a 5.82% return.

Over the same period the Benchmark had a return of 22.32%.

Average Annual Total Returns

As of June 30, 2026

	1 Year	3 Year	5 Year	10 Year	Since Inception (1/6/2015)
GraniteShares HIPS US High Income ETF - NAV	5.82%	10.07%	4.01%	5.49%	4.21%
S&P 500® Total Return Index	22.32%	20.61%	13.41%	15.51%	14.16%
EQM High Income Pass-Through Securities Index/TFMS HIPS	6.31%	10.81%	4.70%	6.26%	4.93%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	0.70%
Cost of a $10,000 Investment	$71.79

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 5.26% and an expense ratio of 0.70%.

What does the Fund invest in?

The Fund attempts to invest all, or substantially all, of its assets in the securities that make up the EQM High Income PassThrough Securities Index.

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	30.88%
Two Harbors Investment Corp.	2.08%
Plains All American Pipeline LP	2.06%
Kimbell Royalty Partners LP	2.03%
Dorchester Minerals LP	2.02%
Delek Logistics Partners LP	2.01%
BlackRock Enhanced Large Cap Core Fund, Inc.	2.00%
Western Midstream Partners LP	1.95%
CVR Partners LP	1.92%
Capital Southwest Corp.	1.91%

Sector Breakdown

Sector	% of Total Investments
Financial	32.67%
Government	30.88%
Energy	17.48%
Closed End Funds	17.05%
Basic Materials	1.92%

Fund Statistics

Net Assets	$109,902,109
Total Number of Holdings	41
Portfolio Turnover Rate	52%
Inception Date	1/6/2015

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares HIPS U.S. High Income ETF
NYSE: HIPS	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
NYSE: COMB	Annual Shareholder Report – June 30, 2026

Fund Overview

The GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF seeks to provide long-term capital appreciation, primarily through exposure to commodity futures markets.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months?

During the period of June 30, 2025 to June 30, 2026, the Fund had a 25.06% return.

Over the same period the Benchmark had a return of 25.46%.

Average Annual Total Returns

As of June 30, 2026

	1 Year	3 Year	5 Year	Since Inception (5/19/2017)
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF - NAV	25.06%	11.26%	8.85%	6.50%
Bloomberg Commodity Total Return Index	25.46%	11.69%	9.37%	6.92%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	0.25%
Cost of a $10,000 Investment	$28.07

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 24.61% and an expense ratio of 0.25%.

What does the Fund invest in?

While the Fund generally seeks exposure to the commodity futures markets included in the Bloomberg Commodity Index.

The Fund seeks to enhance its performance, in part through a cash management strategy consisting of investments in investment grade fixed income securities issued by various U.S. public sector or corporate entities

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	41.00%
Gold 100 Oz Future	6.38%
Brent Crude	4.79%
WTI CRUDE FUTURE Sep16	3.86%
NATURAL GAS FUTR Sep26	3.70%
Copper	3.18%
Soybean	2.68%
Corn	2.42%
Low Su Gasoil G Sep16	2.02%
LME PRI ALUM FUTR Sep26	1.86%

Sector Breakdown

Sector	% of Total Investments
Futures	50.46%
Government	41.00%
Broker Cash	8.54%

Fund Statistics

Net Assets	$121,498,610
Total Number of Holdings	40
Portfolio Turnover Rate	0%
Inception Date	5/19/2017

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
NYSE: COMB	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares Nasdaq Select Disruptors ETF
NYSE: DRUP	Annual Shareholder Report – June 30, 2026

Fund Overview

GraniteShares Nasdaq Select Disruptors ETF (DRUP) tracks the performance of the Nasdaq US Large Cap Select Disruptors Index before fees and expenses.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months?

During the period of June 30, 2025 to June 30, 2026, the Fund had a -0.39% return.

Over the same period the Benchmark had a return of 0.19%.

Average Annual Total Returns

As of June 30, 2026

	1 Year	3 Year	5 Year	Since Inception (10/4/2019)
GraniteShares Nasdaq Select Disruptors ETF - NAV	-0.39%	15.66%	9.02%	14.56%
Nasdaq US Large Cap Select Disruptors Index	0.19%	15.74%	8.84%	17.39%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	0.60%
Cost of a $10,000 Investment	$60.24

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 0.76% and an expense ratio of 0.60%.

What does the Fund invest in?

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets (exclusive of collateral held from securities lending) in the securities included in the Nasdaq US Large Cap Select Disruptors Index.

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
Microsoft Corp.	8.65%
Alphabet, Inc.	8.27%
Meta Platforms, Inc.	6.06%
Eli Lilly & Co.	6.05%
Johnson & Johnson	4.80%
Cisco Systems, Inc.	3.89%
Palo Alto Networks, Inc.	3.38%
Arista Networks, Inc.	2.66%
Crowdstrike Holdings, Inc.	2.63%
Palantir Technologies, Inc.	2.59%

Sector Breakdown

Sector	% of Total Investments
Technology	38.46%
Consumer, Non-cyclical	29.71%
Communications	28.69%
Industrial	2.57%
Financial	0.57%

Fund Statistics

Net Assets	$46,556,053
Total Number of Holdings	50
Portfolio Turnover Rate	47%
Inception Date	10/4/2019

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares Nasdaq Select Disruptors ETF
NYSE: DRUP	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long AAPL Daily ETF
NASDAQ: AAPB	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Apple, (NASDAQ: AAPL) There is no guarantee that the Fund will meet its stated objective. The fund should not be expected to provide 2 times the cumulative return of AAPL for periods greater than a day.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months?

During the period of June 30, 2025 to June 30, 2026, the Fund had a 75.94% return.

Over the same period the Benchmark had a return of 22.32%.

Average Annual Total Returns

As of June 30, 2026

	1 Year	3 Year	Since Inception (8/8/2022)
GraniteShares 2x Long AAPL Daily ETF - NAV	75.94%	12.68%	14.29%
S&P 500® Total Return Index	22.32%	20.61%	18.18%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$156.16

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 71.55% and an expense ratio of 1.15%.

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Apple Inc (NASDAQ: AAPL).

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	53.46%
AAPL EQUITY SWAP	45.74%

Sector Breakdown

Sector	% of Total Investments
Government	53.46%
Total Return Swap	45.74%
Broker Cash	0.80%

Fund Statistics

Net Assets	$18,340,919
Total Number of Holdings	2
Portfolio Turnover Rate	0%
Inception Date	8/8/2022

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long AAPL Daily ETF
NASDAQ: AAPB	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long BABA Daily ETF
NASDAQ: BABX	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Alibaba Group Holding Limited, (NASDAQ: BABA) There is no guarantee that the Fund will meet its stated objective. The fund should not be expected to provide 2 times the cumulative return of BABA for periods greater than a day.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months?

During the period of June 30, 2025 to June 30, 2026, the Fund had a -44.33% return.

Over the same period the Benchmark had a return of 22.32%.

Average Annual Total Returns

As of June 30, 2026

	1 Year	3 Year	Since Inception (12/12/2022)
GraniteShares 2x Long BABA Daily ETF - NAV	-44.33%	-10.66%	-15.32%
S&P 500® Total Return Index	22.32%	20.61%	21.15%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.06%
Cost of a $10,000 Investment	$81.99

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -44.86% and an expense ratio of 1.06%.

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the ADR of Alibaba Group Holding Limited (NYSE: BABA).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements.

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
Recv Long Baba Trs Cs1	30.25%
BABA EQUITY SWAP	26.70%
Recv Long Baba Trs Wf	13.23%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	70.17%
Broker Cash	29.83%

Fund Statistics

Net Assets	$74,518,266
Total Number of Holdings	3
Portfolio Turnover Rate	0%
Inception Date	12/12/2022

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long BABA Daily ETF
NASDAQ: BABX	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long COIN Daily ETF
NASDAQ: CONL	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Coinbase Global Inc, (NASDAQ: COIN) There is no guarantee that the Fund will meet its stated objective. The fund should not be expected to provide 2 times the cumulative return of COIN for periods greater than a day.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months?

During the period of June 30, 2025 to June 30, 2026, the Fund had a -90.77% return.

Over the same period the Benchmark had a return of 22.32%.

Average Annual Total Returns

As of June 30, 2026

	1 Year	3 Year	Since Inception (8/8/2022)
GraniteShares 2x Long COIN Daily ETF - NAV	-90.77%	-25.34%	-36.48%
S&P 500® Total Return Index	22.32%	20.61%	18.18%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.01%
Cost of a $10,000 Investment	$55.69

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -89.90% and an expense ratio of 1.01%.

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Coinbase Global Inc. (NASDAQ: COIN).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
COIN EQUITY SWAP	18.63%
COIN EQUITY SWAP 1	9.92%
COIN EQUITY SWAP 3	9.18%
Recv Long 2x Coin Gs1	9.14%
Recv Long 2x Coin Bmo1	6.64%
COIN EQUITY SWAP 2	5.41%
Recv Long 2x Coin Bmo1	1.86%
United States Treasury Bill	1.11%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	60.78%
Broker Cash	38.11%
Government	1.11%

Fund Statistics

Net Assets	$549,468,295
Total Number of Holdings	8
Portfolio Turnover Rate	0%
Inception Date	8/8/2022

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long COIN Daily ETF
NASDAQ: CONL	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long META Daily ETF
NASDAQ: FBL	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Meta Platforms Inc, (NASDAQ: META) There is no guarantee that the Fund will meet its stated objective. The fund should not be expected to provide 2 times the cumulative return of META for periods greater than a day.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months?

During the period of June 30, 2025 to June 30, 2026, the Fund had a -53.21% return.

Over the same period the Benchmark had a return of 22.32%.

Average Annual Total Returns

As of June 30, 2026

	1 Year	3 Year	Since Inception (12/12/2022)
GraniteShares 2x Long META Daily ETF - NAV	-53.21%	21.00%	69.13%
S&P 500® Total Return Index	22.32%	20.61%	21.15%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.02%
Cost of a $10,000 Investment	$76.37

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -50.71% and an expense ratio of 1.02%.

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Meta Platforms Inc. (NASDAQ: META).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
META EQUITY SWAP 1	23.81%
Recv Meta Trs:30303m102	17.44%
Recv Long 2x Meta Trs Gs	14.07%
META EQUITY SWAP	13.36%
United States Treasury Bill	3.47%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	68.67%
Broker Cash	27.86%
Government	3.47%

Fund Statistics

Net Assets	$197,621,220
Total Number of Holdings	5
Portfolio Turnover Rate	0%
Inception Date	12/12/2022

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long META Daily ETF
NASDAQ: FBL	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long NVDA Daily ETF
NASDAQ: NVDL	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of NVIDIA Corp, (NASDAQ: NVDA) There is no guarantee that the Fund will meet its stated objective. The fund should not be expected to provide 2 times the cumulative return of NVDA for periods greater than a day.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months?

During the period of June 30, 2025 to June 30, 2026, the Fund had a 27.28% return.

Over the same period the Benchmark had a return of 22.32%.

Average Annual Total Returns

As of June 30, 2026

	1 Year	3 Year	Since Inception (12/12/2022)
GraniteShares 2x Long NVDA Daily ETF - NAV	27.28%	92.23%	144.86%
S&P 500® Total Return Index	22.32%	20.61%	21.15%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.02%
Cost of a $10,000 Investment	$119.74

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 35.30% and an expense ratio of 1.02%.

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of NVIDIA Corp. (NASDAQ: NVDA).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short -term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	59.71%
NVDA EQUITY SWAP	23.38%
NVDA EQUITY SWAP 2	6.45%
NVDA EQUITY SWAP 1	3.29%
NVDA EQUITY SWAP 19	1.66%
NVDA EQUITY SWAP 5	1.01%
Recv Long Nvda Trs Gs2	0.92%
United States Treasury Bill	0.69%
NVDA EQUITY SWAP 4	0.65%
NVDA EQUITY SWAP 7	0.00%

Sector Breakdown

Sector	% of Total Investments
Government	60.40%
Total Return Swap	37.35%
Broker Cash	2.25%

Fund Statistics

Net Assets	$4,051,374,858
Total Number of Holdings	11
Portfolio Turnover Rate	0%
Inception Date	12/12/2022

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long NVDA Daily ETF
NASDAQ: NVDL	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Short NVDA Daily ETF
NASDAQ: NVD	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of NVIDIA Corp, (NASDAQ: NVDA) There is no guarantee that the Fund will meet its stated objective. The fund should not be expected to provide -2 times the cumulative return of NVDA for periods greater than a day.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months?

During the period of June 30, 2025 to June 30, 2026, the Fund had a -53.87% return.

Over the same period the Benchmark had a return of 22.32%.

Average Annual Total Returns

As of June 30, 2026

	1 Year	Since Inception (8/21/2023)
GraniteShares 2x Short NVDA Daily ETF - NAV	-53.87%	-78.84%
S&P 500® Total Return Index	22.32%	22.12%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.27%
Cost of a $10,000 Investment	$91.11

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -56.32% and an expense ratio of 1.27%.

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of NVIDIA Corp. (NASDAQ: NVDA).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short -term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
NVDA EQUITY SWAP	37.83%
GRANITESHARES SHORT NVDA SWAP	11.13%
Recv Short 2x Nvda Gs1	6.73%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	55.69%
Broker Cash	44.31%

Fund Statistics

Net Assets	$60,726,077
Total Number of Holdings	3
Portfolio Turnover Rate	0%
Inception Date	8/21/2023

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Short NVDA Daily ETF
NASDAQ: NVD	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 1.25x Long TSLA Daily ETF
NASDAQ: TSL	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 1.25 times (125%) the daily percentage change of the common stock of Tesla Inc, (NASDAQ: TSLA) There is no guarantee that the Fund will meet its stated objective. The fund should not be expected to provide 1.25 times the cumulative return of TSLA for periods greater than a day.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months?

During the period of June 30, 2025 to June 30, 2026, the Fund had a 33.17% return.

Over the same period the Benchmark had a return of 22.32%.

Average Annual Total Returns

As of June 30, 2026

	1 Year	3 Year	Since Inception (8/8/2022)
GraniteShares 1.25x Long TSLA Daily ETF - NAV	33.17%	10.04%	1.18%
S&P 500® Total Return Index	22.32%	20.61%	18.18%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$139.53

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 42.65% and an expense ratio of 1.15%.

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Tesla Inc.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	56.60%
Tesla, Inc. Equity Swap	38.99%

Sector Breakdown

Sector	% of Total Investments
Government	56.60%
Total Return Swap	38.99%
Broker Cash	4.41%

Fund Statistics

Net Assets	$12,358,227
Total Number of Holdings	2
Portfolio Turnover Rate	0%
Inception Date	8/8/2022

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 1.25x Long TSLA Daily ETF
NASDAQ: TSL	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long TSLA Daily ETF
NASDAQ: TSLR	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Tesla Inc, (NASDAQ: TSLA) There is no guarantee that the Fund will meet its stated objective. The fund should not be expected to provide 2 times the cumulative return of TSLA for periods greater than a day.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months?

During the period of June 30, 2025 to June 30, 2026, the Fund had a 28.93% return.

Over the same period the Benchmark had a return of 22.32%.

Average Annual Total Returns

As of June 30, 2026

	1 Year	Since Inception (8/21/2023)
GraniteShares 2x Long TSLA Daily ETF - NAV	28.93%	-0.86%
S&P 500® Total Return Index	22.32%	22.12%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	0.95%
Cost of a $10,000 Investment	$116.08

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 44.35% and an expense ratio of 0.95%.

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Tesla Inc (NASDAQ: TSLA).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short -term unsecure d promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	28.76%
TSLA EQUITY SWAP	24.49%
Recv Long Tsla 2x Trs Wf	23.99%
GRANITESHARES LONG 2X TESLA TRS JPM	9.72%
GRANITESHARES LONG TSLA SWAP BANK OF AMERICA	3.84%
Recv Long Tsla Trs Cs	0.05%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	62.09%
Government	28.76%
Broker Cash	9.15%

Fund Statistics

Net Assets	$107,260,452
Total Number of Holdings	6
Portfolio Turnover Rate	0%
Inception Date	8/21/2023

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long TSLA Daily ETF
NASDAQ: TSLR	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Short TSLA Daily ETF
NASDAQ: TSDD	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Tesla Inc, (NASDAQ: TSLA) There is no guarantee that the Fund will meet its stated objective. The fund should not be expected to provide -2 times the cumulative return of TSLA for periods greater than a day.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months?

During the period of June 30, 2025 to June 30, 2026, the Fund had a -66.68% return.

Over the same period the Benchmark had a return of 22.32%.

Average Annual Total Returns

As of June 30, 2026

	1 Year	Since Inception (8/21/2023)
GraniteShares 2x Short TSLA Daily ETF - NAV	-66.68%	-74.83%
S&P 500® Total Return Index	22.32%	22.12%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	0.95%
Cost of a $10,000 Investment	$61.87

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -69.74% and an expense ratio of 0.95%.

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Tesla Inc.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
GRANITESHARES SHORT TSLA SWAP BAML	43.69%
Recv Short 2x Tsla Cf1	32.35%
TSLA EQUITY SWAP	0.12%
GRANTIESHARES SHORT TSLA SWAP CLEAR STREET	0.04%
Recv Short 2x Tsla Gs1	0.03%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	76.23%
Broker Cash	23.77%

Fund Statistics

Net Assets	$39,023,823
Total Number of Holdings	5
Portfolio Turnover Rate	0%
Inception Date	8/21/2023

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Short TSLA Daily ETF
NASDAQ: TSDD	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long MSFT Daily ETF
NASDAQ: MSFL	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Microsoft, (NASDAQ: MSFT) There is no guarantee that the Fund will meet its stated objective. The fund should not be expected to provide 2 times the cumulative return of MSFT for periods greater than a day.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months?

During the period of June 30, 2025 to June 30, 2026, the Fund had a -51.13% return.

Over the same period the Benchmark had a return of 22.32%.

Average Annual Total Returns

As of June 30, 2026

	1 Year	Since Inception (3/15/2024)
GraniteShares 2x Long MSFT Daily ETF - NAV	-51.13%	-20.62%
S&P 500® Total Return Index	22.32%	19.65%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.12%
Cost of a $10,000 Investment	$84.21

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -50.04% and an expense ratio of 1.12%.

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Microsoft Corp. (NASDAQ: MSFT).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
Recv Long 2x Msft Trs Boa	40.54%
MSFT EQUITY SWAP	30.57%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	71.11%
Broker Cash	28.89%

Fund Statistics

Net Assets	$125,577,456
Total Number of Holdings	2
Portfolio Turnover Rate	0%
Inception Date	3/15/2024

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long MSFT Daily ETF
NASDAQ: MSFL	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long AMD Daily ETF
NASDAQ: AMDL	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Advanced Micro Devices, Inc, (NASDAQ: AMD) There is no guarantee that the Fund will meet its stated objective. The fund should not be expected to provide 2 times the cumulative return of AMD for periods greater than a day.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months?

During the period of June 30, 2025 to June 30, 2026, the Fund had a 871.13% return.

Over the same period the Benchmark had a return of 22.32%.

Average Annual Total Returns

As of June 30, 2026

	1 Year	Since Inception (3/15/2024)
GraniteShares 2x Long AMD Daily ETF - NAV	871.13%	68.53%
S&P 500® Total Return Index	22.32%	19.65%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.01%
Cost of a $10,000 Investment	$585.60

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 957.20% and an expense ratio of 1.01%.

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Advanced Micro Devices Inc. (NASDAQ: AMD).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short -term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	48.77%
Recv Long 2x Amd Trs Nm	9.11%
GRANITESHARES LONG AMD SWAP CANTOR	9.05%
Recv Long 2x Amd Trs Bmo	8.89%
Recv Long 2x Amd Trs Wf	8.44%
AMD EQUITY SWAP	5.99%
Recv Long 2x Amd Trs Cs	5.69%

Sector Breakdown

Sector	% of Total Investments
Government	48.77%
Total Return Swap	47.16%
Broker Cash	4.07%

Fund Statistics

Net Assets	$1,661,372,409
Total Number of Holdings	7
Portfolio Turnover Rate	0%
Inception Date	3/15/2024

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long AMD Daily ETF
NASDAQ: AMDL	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long AMZN Daily ETF
NASDAQ: AMZZ	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Amazon, (NASDAQ: AMZN) There is no guarantee that the Fund will meet its stated objective. The fund should not be expected to provide 2 times the cumulative return of AMZN for periods greater than a day.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months?

During the period of June 30, 2025 to June 30, 2026, the Fund had a -0.61% return.

Over the same period the Benchmark had a return of 22.32%.

Average Annual Total Returns

As of June 30, 2026

	1 Year	Since Inception (3/15/2024)
GraniteShares 2x Long AMZN Daily ETF - NAV	-0.61%	9.43%
S&P 500® Total Return Index	22.32%	19.65%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.12%
Cost of a $10,000 Investment	$111.24

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -1.55% and an expense ratio of 1.12%.

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Amazon.com (NASDAQ: AMZN).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short -term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
AMZN EQUITY SWAP	59.42%
United States Treasury Bill	30.45%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	59.42%
Government	30.45%
Broker Cash	10.13%

Fund Statistics

Net Assets	$45,189,060
Total Number of Holdings	2
Portfolio Turnover Rate	0%
Inception Date	3/15/2024

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long AMZN Daily ETF
NASDAQ: AMZZ	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Short COIN Daily ETF
NASDAQ: CONI	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Coinbase Global Inc, (NASDAQ: COIN) There is no guarantee that the Fund will meet its stated objective. The fund should not be expected to provide -2 times the cumulative return of COIN for periods greater than a day.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months?

During the period of June 30, 2025 to June 30, 2026, the Fund had a 32.96% return.

Over the same period the Benchmark had a return of 22.32%.

Average Annual Total Returns

As of June 30, 2026

	1 Year	Since Inception (9/3/2024)
GraniteShares 2x Short COIN Daily ETF - NAV	32.96%	-67.33%
S&P 500® Total Return Index	22.32%	19.72%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.10%
Cost of a $10,000 Investment	$122.09

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 22.42% and an expense ratio of 1.10%.

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Coinbase Global Inc. (NASDAQ: COIN).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	59.00%
Recv Short 2x Coin Nm1	20.82%
GRANITESHARES SHORT COIN SWAP MAREX	16.53%

Sector Breakdown

Sector	% of Total Investments
Government	59.00%
Total Return Swap	37.35%
Broker Cash	3.66%

Fund Statistics

Net Assets	$15,960,794
Total Number of Holdings	3
Portfolio Turnover Rate	0%
Inception Date	9/3/2024

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Short COIN Daily ETF
NASDAQ: CONI	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long PLTR Daily ETF
NASDAQ: PTIR	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Palantir Technologies Inc, (NASDAQ: PLTR) There is no guarantee that the Fund will meet its stated objective. The fund should not be expected to provide 2 times the cumulative return of PLTR for periods greater than a day.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months?

During the period of June 30, 2025 to June 30, 2026, the Fund had a -49.07% return.

Over the same period the Benchmark had a return of 22.32%.

Average Annual Total Returns

As of June 30, 2026

	1 Year	Since Inception (9/3/2024)
GraniteShares 2x Long PLTR Daily ETF - NAV	-49.07%	165.86%
S&P 500® Total Return Index	22.32%	19.72%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.01%
Cost of a $10,000 Investment	$78.68

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -44.58% and an expense ratio of 1.01%.

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Palantir Technologies Inc. (NASDAQ: PTLR).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short -term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	28.45%
GRANITESHARES LONG PLTR SWAP CLEAR STREET	21.63%
GRANITESHARES LONG PLTR SWAP COWEN	12.52%
Recv Long 2x Pltr Trs Bmo	11.72%
GRANITESHARES LONG PLTR SWAP NOMURA	3.39%
Recv Long 2x Pltr Wf1	2.17%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	51.43%
Government	28.45%
Broker Cash	20.12%

Fund Statistics

Net Assets	$296,774,632
Total Number of Holdings	6
Portfolio Turnover Rate	0%
Inception Date	9/3/2024

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long PLTR Daily ETF
NASDAQ: PTIR	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long UBER Daily ETF
NASDAQ: UBRL	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Uber Technologies Inc, (NASDAQ: UBER) There is no guarantee that the Fund will meet its stated objective. The fund should not be expected to provide 2 times the cumulative return of UBER for periods greater than a day.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months?

During the period of June 30, 2025 to June 30, 2026, the Fund had a -50.36% return.

Over the same period the Benchmark had a return of 22.32%.

Average Annual Total Returns

As of June 30, 2026

	1 Year	Since Inception (9/3/2024)
GraniteShares 2x Long UBER Daily ETF - NAV	-50.36%	-20.29%
S&P 500® Total Return Index	22.32%	19.72%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$86.79

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -49.07% and an expense ratio of 1.15%.

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Uber Technologies Inc. (NYSE: UBER).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short -term unsecure d promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
GRANITESHARES LONG UBER SWAP COWEN	72.58%
United States Treasury Bill	1.04%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	72.58%
Broker Cash	26.38%
Government	1.04%

Fund Statistics

Net Assets	$20,962,910
Total Number of Holdings	2
Portfolio Turnover Rate	0%
Inception Date	9/3/2024

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long UBER Daily ETF
NASDAQ: UBRL	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long CRWD Daily ETF
NASDAQ: CRWL	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of CrowdStrike Holdings Inc, (NASDAQ: CRWD) There is no guarantee that the Fund will meet its stated objective. The fund should not be expected to provide 2 times the cumulative return of CRWD for periods greater than a day.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months?

During the period of June 30, 2025 to June 30, 2026, the Fund had a 50.90% return.

Over the same period the Benchmark had a return of 22.32%.

Average Annual Total Returns

As of June 30, 2026

	1 Year	Since Inception (11/11/2024)
GraniteShares 2x Long CRWD Daily ETF - NAV	50.90%	77.59%
S&P 500® Total Return Index	22.32%	16.10%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.42%
Cost of a $10,000 Investment	$186.07

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 61.93% and an expense ratio of 1.42%.

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of CrowdStrike Holdings Inc. (NASDAQ: CRWD).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	70.37%
Recv Long 2x Crwd Trs Nm1	29.63%

Sector Breakdown

Sector	% of Total Investments
Government	70.37%
Total Return Swap	29.63%

Fund Statistics

Net Assets	$53,005,212
Total Number of Holdings	2
Portfolio Turnover Rate	0%
Inception Date	11/11/2024

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long CRWD Daily ETF
NASDAQ: CRWL	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long TSM Daily ETF
NASDAQ: TSMU	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Taiwan Semiconductor Manufacturing Co Ltd, (NASDAQ: TSM) There is no guarantee that the Fund will meet its stated objective. The fund should not be expected to provide 2 times the cumulative return of TSM for periods greater than a day.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months?

During the period of June 30, 2025 to June 30, 2026, the Fund had a 233.91% return.

Over the same period the Benchmark had a return of 22.32%.

Average Annual Total Returns

As of June 30, 2026

	1 Year	Since Inception (11/11/2024)
GraniteShares 2x Long TSM Daily ETF - NAV	233.91%	122.18%
S&P 500® Total Return Index	22.32%	16.10%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.50%
Cost of a $10,000 Investment	$329.54

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 239.37% and an expense ratio of 1.50%.

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the ADR of Taiwan Semiconductor Manufacturing Co Ltd (NYSE: TSM).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short -term unsecure d promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements.

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	61.20%
Recv Long 2x Tsm Trs Nm1	35.35%

Sector Breakdown

Sector	% of Total Investments
Government	61.20%
Total Return Swap	35.35%
Broker Cash	3.45%

Fund Statistics

Net Assets	$64,440,688
Total Number of Holdings	2
Portfolio Turnover Rate	0%
Inception Date	11/11/2024

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long TSM Daily ETF
NASDAQ: TSMU	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long MU Daily ETF
NASDAQ: MULL	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Micron Technology Inc, (NASDAQ: MU) There is no guarantee that the Fund will meet its stated objective. The fund should not be expected to provide 2 times the cumulative return of MU for periods greater than a day.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months?

During the period of June 30, 2025 to June 30, 2026, the Fund had a 4217.12% return.

Over the same period the Benchmark had a return of 22.32%.

Average Annual Total Returns

As of June 30, 2026

	1 Year	Since Inception (11/11/2024)
GraniteShares 2x Long MU Daily ETF - NAV	4217.12%	813.19%
S&P 500® Total Return Index	22.32%	16.10%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.36%
Cost of a $10,000 Investment	$3,129.75

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 4390.44% and an expense ratio of 1.36%.

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Micron Technology Inc. (NASDAQ: MU).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	42.49%
Recv Long 2x Mu Trs Nm1	15.48%
Recv Long 2x Mu Trs Gs1	11.50%
Recv Long 2x Mu Trs Ms1	8.96%
Recv Long 2x Mu Trs HSBC	8.16%
Recv Long 2x Mu Trs Wf1	6.97%
United States Treasury Bill	1.41%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	51.06%
Government	43.90%
Broker Cash	5.04%

Fund Statistics

Net Assets	$1,535,623,415
Total Number of Holdings	7
Portfolio Turnover Rate	0%
Inception Date	11/11/2024

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long MU Daily ETF
NASDAQ: MULL	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long SMCI Daily ETF
NASDAQ: SMCL	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Super Micro Computer Inc, (NASDAQ: SMCI) There is no guarantee that the Fund will meet its stated objective. The fund should not be expected to provide 2 times the cumulative return of SMCI for periods greater than a day.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months?

During the period of June 30, 2025 to June 30, 2026, the Fund had a -89.95% return.

Over the same period the Benchmark had a return of 22.32%.

Average Annual Total Returns

As of June 30, 2026

	1 Year	Since Inception (12/10/2024)
GraniteShares 2x Long SMCI Daily ETF - NAV	-89.95%	-81.37%
S&P 500® Total Return Index	22.32%	16.46%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.25%
Cost of a $10,000 Investment	$69.56

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -89.14% and an expense ratio of 1.25%.

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Super Micro Computer Inc. (NASDAQ: SMCI).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
Recv Long 2x Smci Trs Cs1	39.44%
Recv Long 2x Smci Trs Mx1	16.97%
Recv Long Scmi Us Trs Nm1	12.91%
Recv Long 2x Smci Trs Cf	0.00%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	69.33%
Broker Cash	30.67%
Fund Statistics

Net Assets	$39,220,767
Total Number of Holdings	4
Portfolio Turnover Rate	0%
Inception Date	12/10/2024

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long SMCI Daily ETF
NASDAQ: SMCL	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long DELL Daily ETF
NASDAQ: DLLL	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Dell Technologies Inc, (NASDAQ: DELL) There is no guarantee that the Fund will meet its stated objective. The fund should not be expected to provide 2 times the cumulative return of DELL for periods greater than a day.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months?

During the period of June 30, 2025 to June 30, 2026, the Fund had a 715.35% return.

Over the same period the Benchmark had a return of 22.32%.

Average Annual Total Returns

As of June 30, 2026

	1 Year	Since Inception (2/12/2025)
GraniteShares 2x Long DELL Daily ETF - NAV	715.35%	351.80%
S&P 500® Total Return Index	22.32%	18.33%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.49%
Cost of a $10,000 Investment	$691.32

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 727.15% and an expense ratio of 1.49%.

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Dell Technologies Inc. (NYSE: DELL).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	61.35%
Recv Long 2x Dell Cowen	30.62%
GRANITESHARES 2X LONG DELL SWAP BAML	5.01%

Sector Breakdown

Sector	% of Total Investments
Government	61.35%
Total Return Swap	35.63%
Broker Cash	3.02%

Fund Statistics

Net Assets	$160,584,384
Total Number of Holdings	3
Portfolio Turnover Rate	0%
Inception Date	2/12/2025

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long DELL Daily ETF
NASDAQ: DLLL	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long INTC Daily ETF
NASDAQ: INTW	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Intel Corp, (NASDAQ: INTC) There is no guarantee that the Fund will meet its stated objective. The fund should not be expected to provide 2 times the cumulative return of INTC for periods greater than a day.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months?

During the period of June 30, 2025 to June 30, 2026, the Fund had a 1950.33% return.

Over the same period the Benchmark had a return of 22.32%.

Average Annual Total Returns

As of June 30, 2026

	1 Year	Since Inception (2/12/2025)
GraniteShares 2x Long INTC Daily ETF - NAV	1950.33%	655.56%
S&P 500® Total Return Index	22.32%	18.33%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.33%
Cost of a $10,000 Investment	$1,381.08

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 1871.44% and an expense ratio of 1.33%.

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Intel Corp. (NASDAQ: INTC).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	49.11%
Recv Long 2x Intc Cowen	18.80%
Recv Long Intc 2x Trs Cf1	13.16%
Recv Long Intc 2x Trs Wf1	12.78%

Sector Breakdown

Sector	% of Total Investments
Government	49.11%
Total Return Swap	44.75%
Broker Cash	6.14%

Fund Statistics

Net Assets	$808,915,226
Total Number of Holdings	4
Portfolio Turnover Rate	0%
Inception Date	2/12/2025

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long INTC Daily ETF
NASDAQ: INTW	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long QCOM Daily ETF
NASDAQ: QCML	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Qualcomm Inc, (NASDAQ: QCOM) There is no guarantee that the Fund will meet its stated objective. The fund should not be expected to provide 2 times the cumulative return of QCOM for periods greater than a day.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months?

During the period of June 30, 2025 to June 30, 2026, the Fund had a -0.25% return.

Over the same period the Benchmark had a return of 22.32%.

Average Annual Total Returns

As of June 30, 2026

	1 Year	Since Inception (2/12/2025)
GraniteShares 2x Long QCOM Daily ETF - NAV	-0.25%	-15.51%
S&P 500® Total Return Index	22.32%	18.33%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.50%
Cost of a $10,000 Investment	$149.72

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -0.41% and an expense ratio of 1.50%.

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Qualcomm Inc. (NASDAQ: QCOM).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
Recv Long 2x Qcom Cowen	35.25%
Recv Long 2x Qcom Nm1	29.47%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	64.72%
Broker Cash	35.28%

Fund Statistics

Net Assets	$136,171,312
Total Number of Holdings	2
Portfolio Turnover Rate	0%
Inception Date	2/12/2025

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long QCOM Daily ETF
NASDAQ: QCML	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long MARA Daily ETF
NASDAQ: MRAL	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of MARA Holdings Inc, (NASDAQ: MARA) There is no guarantee that the Fund will meet its stated objective. The fund should not be expected to provide 2 times the cumulative return of MARA for periods greater than a day.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months?

During the period of June 30, 2025 to June 30, 2026, the Fund had a -64.26% return.

Over the same period the Benchmark had a return of 22.32%.

Average Annual Total Returns

As of June 30, 2026

	1 Year	Since Inception (3/6/2025)
GraniteShares 2x Long MARA Daily ETF - NAV	-64.26%	-61.65%
S&P 500® Total Return Index	22.32%	24.06%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.39%
Cost of a $10,000 Investment	$94.00

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -64.34% and an expense ratio of 1.39%.

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of MARA Holdings, Inc (NASDAQ: MARA).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	50.83%
Recv Long 2x Mara Marex	27.46%
GRANITESHARES LONG MARA SWAP MAREX	9.38%
Recv Long 2x Mara Nomura	0.00%
Recv Long 2x Mara Trs Nx	0.00%
Recv Long 2x Mara Trs Cf	0.00%

Sector Breakdown

Sector	% of Total Investments
Government	50.83%
Total Return Swap	36.84%
Broker Cash	12.33%

Fund Statistics

Net Assets	$72,249,304
Total Number of Holdings	5
Portfolio Turnover Rate	0%
Inception Date	3/6/2025

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long MARA Daily ETF
NASDAQ: MRAL	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long MRVL Daily ETF
NASDAQ: MVLL	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Marvell Technology, Inc, (NASDAQ: MRVL) There is no guarantee that the Fund will meet its stated objective. The fund should not be expected to provide 2 times the cumulative return of MRVL for periods greater than a day.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months?

During the period of June 30, 2025 to June 30, 2026, the Fund had a 651.05% return.

Over the same period the Benchmark had a return of 22.32%.

Average Annual Total Returns

As of June 30, 2026

	1 Year	Since Inception (3/6/2025)
GraniteShares 2x Long MRVL Daily ETF - NAV	651.05%	332.66%
S&P 500® Total Return Index	22.32%	24.06%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.37%
Cost of a $10,000 Investment	$598.42

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 674.36% and an expense ratio of 1.37%.

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Marvell Technology, Inc. (NASDAQ: MRVL).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	38.91%
Recv Long Mrvl Trs Cantor	21.88%
Recv Long 2x Mrvl Marex	18.35%
Recv Long 2x Mrvl Hsbc1	6.26%
GRANITESHARES 2X LONG MRVL SWAP CLEAR STREET	3.79%
GRANITESHARES LONG 2X MRVL SWAP NAT BANK OF CANADA	0.58%
Recv Long 2x Mrvl Trs Nm1	0.00%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	50.86%
Government	38.91%
Broker Cash	10.22%

Fund Statistics

Net Assets	$1,033,684,500
Total Number of Holdings	7
Portfolio Turnover Rate	0%
Inception Date	3/6/2025

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long MRVL Daily ETF
NASDAQ: MVLL	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long IONQ Daily ETF
NASDAQ: IONL	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of IonQ Inc, (NASDAQ: IONQ) There is no guarantee that the Fund will meet its stated objective. The fund should not be expected to provide 2 times the cumulative return of IONQ for periods greater than a day.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months?

During the period of June 30, 2025 to June 30, 2026, the Fund had a -44.98% return.

Over the same period the Benchmark had a return of 22.32%.

Average Annual Total Returns

As of June 30, 2026

	1 Year	Since Inception (3/24/2025)
GraniteShares 2x Long IONQ Daily ETF - NAV	-44.98%	6.29%
S&P 500® Total Return Index	22.32%	24.52%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.42%
Cost of a $10,000 Investment	$116.33

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -36.46% and an expense ratio of 1.42%.

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of IonQ Inc. (NYSE: IONQ).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	58.34%
GRANITESHARES LONG IONQ SWAP MAREX	29.08%
Recv Long Ionq 2x Trs Ba1	2.33%

Sector Breakdown

Sector	% of Total Investments
Government	58.34%
Total Return Swap	31.41%
Broker Cash	10.25%

Fund Statistics

Net Assets	$86,983,686
Total Number of Holdings	3
Portfolio Turnover Rate	0%
Inception Date	3/24/2025

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long IONQ Daily ETF
NASDAQ: IONL	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long RDDT Daily ETF
NASDAQ: RDTL	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Reddit Inc, (NASDAQ: RDDT) There is no guarantee that the Fund will meet its stated objective. The fund should not be expected to provide 2 times the cumulative return of RDDT for periods greater than a day.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months?

During the period of June 30, 2025 to June 30, 2026, the Fund had a -26.66% return.

Over the same period the Benchmark had a return of 22.32%.

Average Annual Total Returns

As of June 30, 2026

	1 Year	Since Inception (3/24/2025)
GraniteShares 2x Long RDDT Daily ETF - NAV	-26.66%	-12.97%
S&P 500® Total Return Index	22.32%	24.52%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.40%
Cost of a $10,000 Investment	$120.36

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -28.25% and an expense ratio of 1.40%.

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Reddit Inc. (NYSE: RDDT).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short -term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
GRANITESHARES LONG RDDT SWAP MAREX	41.43%
United States Treasury Bill	38.75%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	41.43%
Government	38.75%
Broker Cash	19.82%

Fund Statistics

Net Assets	$56,788,664
Total Number of Holdings	2
Portfolio Turnover Rate	0%
Inception Date	3/24/2025

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long RDDT Daily ETF
NASDAQ: RDTL	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long VRT Daily ETF
NASDAQ: VRTL	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Vertiv Holdings Co, (NASDAQ: VRT) There is no guarantee that the Fund will meet its stated objective. The fund should not be expected to provide 2 times the cumulative return of VRT for periods greater than a day.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months?

During the period of June 30, 2025 to June 30, 2026, the Fund had a 304.53% return.

Over the same period the Benchmark had a return of 22.32%.

Average Annual Total Returns

As of June 30, 2026

	1 Year	Since Inception (3/24/2025)
GraniteShares 2x Long VRTV Daily ETF - NAV	304.53%	324.10%
S&P 500® Total Return Index	22.32%	24.52%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.48%
Cost of a $10,000 Investment	$402.55

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 345.35% and an expense ratio of 1.48%.

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Vertiv Holding Co. (NYSE: VRT).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short -term unsecure d promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	52.44%
GRANITESHARES LONG VRT SWAP MAREX	39.07%

Sector Breakdown

Sector	% of Total Investments
Government	52.44%
Total Return Swap	39.07%
Broker Cash	8.49%

Fund Statistics

Net Assets	$88,040,008
Total Number of Holdings	2
Portfolio Turnover Rate	0%
Inception Date	3/24/2025

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long VRT Daily ETF
NASDAQ: VRTL	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long LCID Daily ETF
NASDAQ: LCDL	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Lucid Group Inc, (NASDAQ: LCID) There is no guarantee that the Fund will meet its stated objective. The fund should not be expected to provide 2 times the cumulative return of LCID for periods greater than a day.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months?

During the period of June 30, 2025 to June 30, 2026, the Fund had a -95.14% return.

Over the same period the Benchmark had a return of 22.32%.

Average Annual Total Returns

As of June 30, 2026

	1 Year	Since Inception (4/21/2025)
GraniteShares 2x Long LCID Daily ETF - NAV	-95.14%	-93.80%
S&P 500® Total Return Index	22.32%	38.59%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$60.52

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -94.76% and an expense ratio of 1.15%.

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Lucid Group Inc, (NASDAQ: LCID).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
Recv Long Lcid Trs Marex	49.25%
United States Treasury Bill	40.89%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	49.25%
Government	40.89%
Broker Cash	9.86%

Fund Statistics

Net Assets	$6,552,121
Total Number of Holdings	2
Portfolio Turnover Rate	0%
Inception Date	4/21/2025

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long LCID Daily ETF
NASDAQ: LCDL	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long RIVN Daily ETF
NASDAQ: RVNL	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Rivian Automotive Inc, (NASDAQ: RIVN) There is no guarantee that the Fund will meet its stated objective. The fund should not be expected to provide 2 times the cumulative return of RIVN for periods greater than a day.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months?

During the period of June 30, 2025 to June 30, 2026, the Fund had a -6.65% return.

Over the same period the Benchmark had a return of 22.32%.

Average Annual Total Returns

As of June 30, 2026

	1 Year	Since Inception (4/21/2025)
GraniteShares 2x Long RIVN Daily ETF - NAV	-6.65%	27.03%
S&P 500® Total Return Index	22.32%	38.59%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$113.40

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -2.79% and an expense ratio of 1.15%.

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Rivian Automotive Inc. (NASDAQ: RIVN).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
Recv Long Rivn Trs Marex	56.34%
United States Treasury Bill	34.20%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	56.34%
Government	34.20%
Broker Cash	9.45%

Fund Statistics

Net Assets	$15,293,911
Total Number of Holdings	2
Portfolio Turnover Rate	0%
Inception Date	4/21/2025

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long RIVN Daily ETF
NASDAQ: RVNL	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long MSTR Daily ETF
NASDAQ: MSTP	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of MicroStrategy Inc, (NASDAQ: MSTR) There is no guarantee that the Fund will meet its stated objective. The fund should not be expected to provide 2 times the cumulative return of MSTR for periods greater than a day.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months?

During the period of June 30, 2025 to June 30, 2026, the Fund had a -97.85% return.

Over the same period the Benchmark had a return of 22.32%.

Average Annual Total Returns

As of June 30, 2026

	1 Year	Since Inception (6/9/2025)
GraniteShares 2x Long MSTR Daily ETF - NAV	-97.85%	-97.24%
S&P 500® Total Return Index	22.32%	24.87%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.50%
Cost of a $10,000 Investment	$76.92

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -97.46% and an expense ratio of 1.50%.

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of MicroStrategy Inc (NASDAQ: MSTR).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
GRANITESHARES SHORT MSTR SWAP MAREX	72.49%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	72.49%
Broker Cash	27.51%

Fund Statistics

Net Assets	$5,167,479
Total Number of Holdings	1
Portfolio Turnover Rate	0%
Inception Date	6/9/2025

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long MSTR Daily ETF
NASDAQ: MSTP	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long NOW Daily ETF
NASDAQ: NOWL	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of ServiceNow Inc, (NYSE: NOW) There is no guarantee that the Fund will meet its stated objective. The fund should not be expected to provide 2 times the cumulative return of NOW for periods greater than a day.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception?

During the period of July 14, 2025 to June 30, 2026, the Fund had a -82.48% return.

Over the same period the Benchmark had a return of 21.04%.

Average Annual Total Returns

As of June 30, 2026

Since Inception (7/14/2025)
GraniteShares 2x Long NOW Daily ETF - NAV	-82.48%
S&P 500® Total Return Index	21.04%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.38%
Cost of a $10,000 Investment	$78.30

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -82.30% and an expense ratio of 1.38%.

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of ServiceNow Inc (NYSE: NOW).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
GRANITESHARES LONG 2X NOW TRS MAREX	56.84%
GRANITESHARES LONG NOW SWAP CANTOR FITZGERALD	30.81%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	87.65%
Broker Cash	12.35%

Fund Statistics

Net Assets	$285,662,561
Total Number of Holdings	2
Portfolio Turnover Rate	0%
Inception Date	7/14/2025

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long NOW Daily ETF
NASDAQ: NOWL	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long PDD Daily ETF
NASDAQ: PDDL	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of PDD Holdings Inc, (NASDAQ: PDD) There is no guarantee that the Fund will meet its stated objective. The fund should not be expected to provide 2 times the cumulative return of PDD for periods greater than a day.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception?

During the period of July 14, 2025 to June 30, 2026, the Fund had a -55.37% return.

Over the same period the Benchmark had a return of 21.04%.

Average Annual Total Returns

As of June 30, 2026

Since Inception (7/14/2025)
GraniteShares 2x Long PDD Daily ETF - NAV	-55.37%
S&P 500® Total Return Index	21.04%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.50%
Cost of a $10,000 Investment	$102.67

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -57.56% and an expense ratio of 1.50%.

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of PDD Holdings Inc (NASDAQ: PDD).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
GRANITESHARES LONG PDD SWAP CANTOR FITZGERALD	51.15%
United States Treasury Bill	16.22%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	51.15%
Broker Cash	32.63%
Government	16.22%

Fund Statistics

Net Assets	$7,558,946
Total Number of Holdings	2
Portfolio Turnover Rate	0%
Inception Date	7/14/2025

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long PDD Daily ETF
NASDAQ: PDDL	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long AVGO Daily ETF
NASDAQ: AVGU	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Broadcom Inc, (NASDAQ: AVGO) There is no guarantee that the Fund will meet its stated objective. The fund should not be expected to provide 2 times the cumulative return of AVGO for periods greater than a day.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception?

During the period of July 14, 2025 to June 30, 2026, the Fund had a 39.80% return.

Over the same period the Benchmark had a return of 21.04%.

Average Annual Total Returns

As of June 30, 2026

Since Inception (7/14/2025)
GraniteShares 2x Long AVGO Daily ETF - NAV	39.80%
S&P 500® Total Return Index	21.04%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.50%
Cost of a $10,000 Investment	$169.20

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 34.68% and an expense ratio of 1.50%.

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Broadcom Inc (NASDAQ: AVGO).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
GRANITESHARES LONG AVGO SWAP CANTOR FITZGERALD	67.85%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	67.85%
Broker Cash	32.15%

Fund Statistics

Net Assets	$35,650,050
Total Number of Holdings	1
Portfolio Turnover Rate	0%
Inception Date	7/14/2025

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long AVGO Daily ETF
NASDAQ: AVGU	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long ISRG Daily ETF
NASDAQ: ISUL	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Intuitive Surgical, Inc, (NASDAQ: ISRG) There is no guarantee that the Fund will meet its stated objective. The fund should not be expected to provide 2 times the cumulative return of ISRG for periods greater than a day.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception?

During the period of October 06, 2025 to June 30, 2026, the Fund had a -31.96% return.

Over the same period the Benchmark had a return of 12.24%.

Average Annual Total Returns

As of June 30, 2026

Since Inception (10/6/2025)
GraniteShares 2x Long ISRG Daily ETF - NAV	-31.96%
S&P 500® Total Return Index	12.24%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.50%
Cost of a $10,000 Investment	$93.43

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -29.16% and an expense ratio of 1.50%.

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Intuitive Surgical Inc (NASDAQ: ISRG).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
GRANITESHARES 2X LONG ISRG SWAP CLEAR STREET	64.02%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	64.02%
Broker Cash	35.98%

Fund Statistics

Net Assets	$7,144,327
Total Number of Holdings	1
Portfolio Turnover Rate	0%
Inception Date	10/6/2025

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long ISRG Daily ETF
NASDAQ: ISUL	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long NBIS Daily ETF
NASDAQ: NBIL	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Nebius Group N.V, (NASDAQ: NBIS) There is no guarantee that the Fund will meet its stated objective. The fund should not be expected to provide 2 times the cumulative return of NBIS for periods greater than a day.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception?

During the period of October 06, 2025 to June 30, 2026, the Fund had a 128.12% return.

Over the same period the Benchmark had a return of 12.24%.

Average Annual Total Returns

As of June 30, 2026

Since Inception (10/6/2025)
GraniteShares 2x Long NBIS Daily ETF - NAV	128.12%
S&P 500® Total Return Index	12.24%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.37%
Cost of a $10,000 Investment	$179.58

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 158.15% and an expense ratio of 1.37%.

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Nebius Group N.V. (NASDAQ: NBIS).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	71.55%
GRANITESHARES 2X LONG NBIS SWAP CLEAR STREET	28.40%

Sector Breakdown

Sector	% of Total Investments
Government	71.55%
Total Return Swap	28.40%
Broker Cash	0.05%

Fund Statistics

Net Assets	$195,599,438
Total Number of Holdings	2
Portfolio Turnover Rate	0%
Inception Date	10/6/2025

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long NBIS Daily ETF
NASDAQ: NBIL	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long GOOGL Daily ETF
NASDAQ: GOU	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Alphabet Inc, (NASDAQ: GOOGL) There is no guarantee that the Fund will meet its stated objective. The fund should not be expected to provide 2 times the cumulative return of GOOGL for periods greater than a day.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception?

During the period of December 01, 2025 to June 30, 2026, the Fund had a 14.88% return.

Over the same period the Benchmark had a return of 10.85%.

Average Annual Total Returns

As of June 30, 2026

Since Inception (12/1/2025)
GraniteShares 2x Long GOOGL Daily ETF - NAV	14.88%
S&P 500® Total Return Index	10.85%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$71.05

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 14.40% and an expense ratio of 1.15%.

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Alphabet Inc (NASDAQ: GOOGL).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
Recv Long 2x Googl Trs	79.68%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	79.68%
Broker Cash	20.32%

Fund Statistics

Net Assets	$12,063,721
Total Number of Holdings	1
Portfolio Turnover Rate	0%
Inception Date	12/1/2025

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long GOOGL Daily ETF
NASDAQ: GOU	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Long SpaceX Daily ETF
CBOE: SPAL	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Space Exploration Technologies Corp, (NASDAQ: SPCX) There is no guarantee that the Fund will meet its stated objective. The fund should not be expected to provide 2 times the cumulative return of SPCX for periods greater than a day.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception?

During the period of June 12, 2026 to June 30, 2026, the Fund had a 2.56% return.

Over the same period the Benchmark had a return of 0.97%.

Average Annual Total Returns

As of June 30, 2026

Since Inception (6/12/2026)
GraniteShares 2x Long SpaceX Daily ETF - NAV	2.56%
S&P 500® Total Return Index	0.97%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.50%
Cost of a $10,000 Investment	$5.68

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -25.87% and an expense ratio of 1.50%.

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of SpaceX (NASDAQ: SPCX).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
Recv Long Spcx Trs Bm2	50.61%
GRANITESHARES 2X LONG SPCX TRS CLEAR STREET	20.73%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	71.34%
Broker Cash	28.66%

Fund Statistics

Net Assets	$31,277,494
Total Number of Holdings	3
Portfolio Turnover Rate	0%
Inception Date	6/12/2026

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Long SpaceX Daily ETF
CBOE: SPAL	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares 2x Short SpaceX Daily ETF
CBOE: SNK	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Space Exploration Technologies Corp, (NASDAQ: SPCX) There is no guarantee that the Fund will meet its stated objective. The fund should not be expected to provide -2 times the cumulative return of SPCX for periods greater than a day.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception?

During the period of June 12, 2026 to June 30, 2026, the Fund had a -32.24% return.

Over the same period the Benchmark had a return of 0.97%.

Average Annual Total Returns

As of June 30, 2026

Since Inception (6/12/2026)
GraniteShares 2x Short SpaceX Daily ETF - NAV	-32.24%
S&P 500® Total Return Index	0.97%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	2.88%
Cost of a $10,000 Investment	$13.20

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 11.79% and an expense ratio of 2.88%.

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of SpaceX (NASDAQ: SPCX).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
GRANITESHARES 2X SHORT SPCX TRS CLEAR STREET	69.49%
United States Treasury Bill	23.99%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	69.49%
Government	23.99%
Broker Cash	6.52%

Fund Statistics

Net Assets	$38,109,047
Total Number of Holdings	2
Portfolio Turnover Rate	0%
Inception Date	6/12/2026

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares 2x Short SpaceX Daily ETF
CBOE: SNK	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares YieldBOOST TSLA ETF
NASDAQ: TSYY	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Tesla Inc. (NASDAQ TSLA) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months?

During the period of June 30, 2025 to June 30, 2026, the Fund had a -5.44% return.

Over the same period the Benchmark had a return of 22.32%.

Average Annual Total Returns

As of June 30, 2026

	1 Year	Since Inception (12/17/2024)
GraniteShares YieldBOOST TSLA ETF - NAV	-5.44%	-20.89%
S&P 500® Total Return Index	22.32%	16.46%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.08%
Cost of a $10,000 Investment	$106.77

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -2.36% and an expense ratio of 1.08%.

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged TSLA ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	67.69%
United States Treasury Bill	30.54%
Put TSLR July 21.05 07/06/2026	0.43%
Put TSLL July 10.46 07/02/2026	0.01%
Put TSLL July 10.28 07/01/2026	0.00%

Sector Breakdown

Sector	% of Total Investments
Government	98.23%
Broker Cash	1.32%
Purchased Options	0.45%

Fund Statistics

Net Assets	$78,671,643
Total Number of Holdings	5
Portfolio Turnover Rate	0%
Inception Date	12/17/2024

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares YieldBOOST TSLA ETF
NASDAQ: TSYY	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares YieldBOOST SPY ETF
NASDAQ: YSPY	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund’s primary investment objective is to achieve 3 times (300%) the income generated from selling options on S&P 500 Index. (NASDAQ SPY) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 3 times (300%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months?

During the period of June 30, 2025 to June 30, 2026, the Fund had a 17.57% return.

Over the same period the Benchmark had a return of 22.32%.

Average Annual Total Returns

As of June 30, 2026

	1 Year	Since Inception (2/25/2025)
GraniteShares YieldBOOST SPY ETF - NAV	17.57%	8.78%
S&P 500® Total Return Index	22.32%	20.23%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$124.84

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 17.10% and an expense ratio of 1.15%.

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the Direxion Daily S&P500’ Bull 3X Shares (NYSE ARCA: SPXL) and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short -term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	50.40%
United States Treasury Bill	28.70%
Put SPXL July 226.49 07/02/2026	0.05%
Put SPXL July 231.41 07/01/2026	0.00%

Sector Breakdown

Sector	% of Total Investments
Government	79.10%
Broker Cash	20.85%
Purchased Options	0.05%

Fund Statistics

Net Assets	$12,084,088
Total Number of Holdings	4
Portfolio Turnover Rate	0%
Inception Date	2/25/2025

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares YieldBOOST SPY ETF
NASDAQ: YSPY	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares YieldBOOST QQQ ETF
NASDAQ: TQQY	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund’s primary investment objective is to achieve 3 times (300%) the income generated from selling options on Nasdaq-100 Index. (NASDAQ QQQ) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 3 times (300%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months?

During the period of June 30, 2025 to June 30, 2026, the Fund had a 11.29% return.

Over the same period the Benchmark had a return of 22.32%.

Average Annual Total Returns

As of June 30, 2026

	1 Year	Since Inception (2/25/2025)
GraniteShares YieldBOOST QQQ ETF - NAV	11.29%	0.44%
S&P 500® Total Return Index	22.32%	20.23%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$121.74

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 11.72% and an expense ratio of 1.15%.

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the ProShares UltraPro’ QQQ (NASDAQ: TQQQ), for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity from 1-week to 1-month.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	52.58%
United States Treasury Bill	23.43%
Put TQQQ July 69.47 07/06/2026	0.08%
Put TQQQ July 64.65 07/02/2026	0.05%
Put TQQQ July 65.97 07/01/2026	0.02%

Sector Breakdown

Sector	% of Total Investments
Government	76.01%
Broker Cash	23.84%
Purchased Options	0.15%

Fund Statistics

Net Assets	$6,625,150
Total Number of Holdings	5
Portfolio Turnover Rate	0%
Inception Date	2/25/2025

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares YieldBOOST QQQ ETF
NASDAQ: TQQY	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares YieldBOOST NVDA ETF
NASDAQ: NVYY	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on NVIDIA Corp. (NASDAQ NVDA) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months?

During the period of June 30, 2025 to June 30, 2026, the Fund had a 17.61% return.

Over the same period the Benchmark had a return of 22.32%.

Average Annual Total Returns

As of June 30, 2026

	1 Year	Since Inception (5/12/2025)
GraniteShares YieldBOOST NVDA ETF - NAV	17.61%	32.47%
S&P 500® Total Return Index	22.32%	26.15%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.11%
Cost of a $10,000 Investment	$122.92

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 20.76% and an expense ratio of 1.11%.

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged NVDA ETF and for which it will receive a premium. The put options contracts sold and bought by the Fund may vary in regard to their strike prices from and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	59.16%
United States Treasury Bill	18.03%
Put NVDL July 25.58 07/06/2026	0.13%
Put NVDL July 26.6567 07/01/2026	0.06%
Put NVDL July 24.82 07/02/2026	0.02%

Sector Breakdown

Sector	% of Total Investments
Government	77.19%
Broker Cash	22.61%
Purchased Options	0.20%

Fund Statistics

Net Assets	$39,317,560
Total Number of Holdings	5
Portfolio Turnover Rate	0%
Inception Date	5/12/2025

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares YieldBOOST NVDA ETF
NASDAQ: NVYY	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares YieldBOOST Bitcoin ETF
NASDAQ: XBTY	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on bitcoin (the “Underlying Asset”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform for the last 12 months?

During the period of June 30, 2025 to June 30, 2026, the Fund had a -43.74% return.

Over the same period the Benchmark had a return of 22.32%.

Average Annual Total Returns

As of June 30, 2026

	1 Year	Since Inception (5/12/2025)
GraniteShares YieldBOOST Bitcoin ETF - NAV	-43.74%	-35.43%
S&P 500® Total Return Index	22.32%	26.15%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$90.44

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -42.71% and an expense ratio of 1.15%.

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged bitcoin ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	61.83%
United States Treasury Bill	37.04%
Put BITX July 9.84 07/06/2026	0.70%
Put BITX July 9.70 07/01/2026	0.27%
Put BITX July 9.65 07/02/2026	0.16%

Sector Breakdown

Sector	% of Total Investments
Government	98.87%
Purchased Options	1.13%

Fund Statistics

Net Assets	$11,576,765
Total Number of Holdings	5
Portfolio Turnover Rate	0%
Inception Date	5/12/2025

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares YieldBOOST Bitcoin ETF
NASDAQ: XBTY	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares YieldBOOST COIN ETF
NASDAQ: COYY	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Coinbase Global, Inc. (NASDAQ COIN) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception?

During the period of July 28, 2025 to June 30, 2026, the Fund had a -59.39% return.

Over the same period the Benchmark had a return of 18.71%.

Average Annual Total Returns

As of June 30, 2026

Since Inception (7/28/2025)
GraniteShares YieldBOOST COIN ETF - NAV	-59.39%
S&P 500® Total Return Index	18.71%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.11%
Cost of a $10,000 Investment	$72.25

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged COIN ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	98.25%
Put CONL July 4.09 07/01/2026	0.70%
Put CONL July 4.13 07/06/2026	0.53%
Put CONL July 4.01 07/02/2026	0.52%

Sector Breakdown

Sector	% of Total Investments
Government	98.25%
Purchased Options	1.75%

Fund Statistics

Net Assets	$ 21,107,617
Total Number of Holdings	5
Portfolio Turnover Rate	0%
Inception Date	7/28/2025

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares YieldBOOST COIN ETF
NASDAQ: COYY	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares YieldBOOST AMD ETF
NASDAQ: AMYY	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Advanced Micro Devices, Inc.. ( AMD) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception?

During the period of September 15, 2025 to June 30, 2026, the Fund had a 30.99% return.

Over the same period the Benchmark had a return of 14.42%.

Average Annual Total Returns

As of June 30, 2026

Since Inception (9/15/2025)
GraniteShares YieldBOOST AMD ETF - NAV	30.99%
S&P 500® Total Return Index	14.42%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$104.83

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 31.62% and an expense ratio of 1.15%.

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged AMD ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	62.52%
Put AMDL July 64.62 07/06/2026	0.16%
Put AMDL July 60.06 07/02/2026	0.11%
Put AMDL July 60.07 07/01/2026	0.01%

Sector Breakdown

Sector	% of Total Investments
Government	62.52%
Broker Cash	37.20%
Purchased Options	0.28%

Fund Statistics

Net Assets	$9,184,850
Total Number of Holdings	4
Portfolio Turnover Rate	0%
Inception Date	9/15/2025

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares YieldBOOST AMD ETF
NASDAQ: AMYY	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares YieldBOOST AMZN ETF
NASDAQ: AZYY	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Amazon. (NASDAQ AMZN) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception?

During the period of September 15, 2025 to June 30, 2026, the Fund had a -10.89% return.

Over the same period the Benchmark had a return of 14.42%.

Average Annual Total Returns

As of June 30, 2026

Since Inception (9/15/2025)
GraniteShares YieldBOOST AMZN ETF - NAV	-10.89%
S&P 500® Total Return Index	14.42%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$85.51

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged AMZN ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	93.55%
Put AMZZ July 26.84 07/01/2026	0.05%
Put AMZZ July 26.33 07/02/2026	0.03%

Sector Breakdown

Sector	% of Total Investments
Government	93.55%
Broker Cash	6.36%
Purchased Options	0.09%

Fund Statistics

Net Assets	$3,202,989
Total Number of Holdings	4
Portfolio Turnover Rate	0%
Inception Date	9/15/2025

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares YieldBOOST AMZN ETF
NASDAQ: AZYY	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares YieldBOOST MSTR ETF
NASDAQ: MTYY	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the performance of one or more exchange-traded funds whose shares trade on a U.S.-regulated securities exchange and that seek daily leverage investment results of 2 times (200%) the daily percentage of the common stock of MicroStrategy Inc. (NASDAQ MSTR) (the Underlying Stock) subject to a limit on potential investment gains.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception?

During the period of September 22, 2025 to June 30, 2026, the Fund had a -70.66% return.

Over the same period the Benchmark had a return of 13.06%.

Average Annual Total Returns

As of June 30, 2026

Since Inception (9/22/2025)
GraniteShares YieldBOOST MSTR ETF - NAV	-70.66%
S&P 500® Total Return Index	13.06%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$57.33

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -70.16% and an expense ratio of 1.15%.

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged MSTR ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	92.41%
Put MSTU July 1.77 07/01/2026	6.57%
Put MSTU July 1.32 07/02/2026	1.02%

Sector Breakdown

Sector	% of Total Investments
Government	92.41%
Purchased Options	7.59%

Fund Statistics

Net Assets	$1,395,414
Total Number of Holdings	4
Portfolio Turnover Rate	0%
Inception Date	9/22/2025

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares YieldBOOST MSTR ETF
NASDAQ: MTYY	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares YieldBOOST PLTR ETF
NASDAQ: PLYY	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the performance of one or more exchange-traded funds whose shares trade on a U.S.-regulated securities exchange and that seek daily leverage investment results of 2 times (200%) the daily percentage of the common stock of Palantir Technologies Inc.. (NASDAQ PLTR) (the Underlying Stock) subject to a limit on potential investment gains.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception?

During the period of September 22, 2025 to June 30, 2026, the Fund had a -30.35% return.

Over the same period the Benchmark had a return of 13.06%.

Average Annual Total Returns

As of June 30, 2026

Since Inception (9/22/2025)
GraniteShares YieldBOOST PLTR ETF - NAV	-30.35%
S&P 500® Total Return Index	13.06%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$74.37

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -31.40% and an expense ratio of 1.15%.

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged PLTR ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	99.98%
Put PTIR July 7.93 07/02/2026	0.02%
Put PTIR July 8.06 07/01/2026	0.00%

Sector Breakdown

Sector	% of Total Investments
Government	99.98%
Purchased Options	0.02%

Fund Statistics

Net Assets	$3,099,078
Total Number of Holdings	4
Portfolio Turnover Rate	0%
Inception Date	9/22/2025

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares YieldBOOST PLTR ETF
NASDAQ: PLYY	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares YieldBOOST SMCI ETF
NASDAQ: SMYY	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the performance of one or more exchange-traded funds whose shares trade on a U.S.-regulated securities exchange and that seek daily leverage investment results of 2 times (200%) the daily percentage of the common stock of Super Micro Computer Inc. (SMCI). (NASDAQ SMCI) (the Underlying Stock) subject to a limit on potential investment gains.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception?

During the period of September 29, 2025 to June 30, 2026, the Fund had a -27.63% return.

Over the same period the Benchmark had a return of 13.61%.

Average Annual Total Returns

As of June 30, 2026

Since Inception (9/29/2025)
GraniteShares YieldBOOST SMCI ETF - NAV	-27.63%
S&P 500® Total Return Index	13.61%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$73.47

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -29.33% and an expense ratio of 1.15%.

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged SMCI ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	83.83%
Put SMCX July 10.00 07/01/2026	9.27%
Put SMCX July 8.87 07/02/2026	2.17%
Put SMCX July 7.43 07/06/2026	0.59%

Sector Breakdown

Sector	% of Total Investments
Government	83.83%
Purchased Options	12.00%
Broker Cash	4.17%

Fund Statistics

Net Assets	$8,693,921
Total Number of Holdings	5
Portfolio Turnover Rate	0%
Inception Date	9/29/2025

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares YieldBOOST SMCI ETF
NASDAQ: SMYY	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares YieldBOOST HOOD ETF
NASDAQ: HOYY	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund’s primary investment objective is to seek current income. The Fund’s secondary investment objective is to seek exposure to the performance of one or more exchange-traded funds whose shares trade on a U.S.-regulated securities exchange and that seek daily leverage investment results of 2 times (200%) the daily percentage of the common stock of Robinhood Markets, Inc. (HOOD). (NASDAQ HOOD) (the Underlying Stock) subject to a limit on potential investment gains.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception?

During the period of September 29, 2025 to June 30, 2026, the Fund had a -44.47% return.

Over the same period the Benchmark had a return of 13.61%.

Average Annual Total Returns

As of June 30, 2026

Since Inception (9/29/2025)
GraniteShares YieldBOOST HOOD ETF - NAV	-44.47%
S&P 500® Total Return Index	13.61%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$66.20

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -46.20% and an expense ratio of 1.15%.

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged HOOD ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	96.07%
Put ROBN July 28.01 07/06/2026	0.34%
Put ROBN July 26.39 07/02/2026	0.14%
Put ROBN July 25.78 07/01/2026	0.12%

Sector Breakdown

Sector	% of Total Investments
Government	96.07%
Broker Cash	3.33%
Purchased Options	0.60%

Fund Statistics

Net Assets	$6,999,762
Total Number of Holdings	5
Portfolio Turnover Rate	0%
Inception Date	9/29/2025

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares YieldBOOST HOOD ETF
NASDAQ: HOYY	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares YieldBOOST META ETF
NASDAQ: FBYY	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Meta Platforms Inc. (NASDAQ META) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception?

During the period of October 20, 2025 to June 30, 2026, the Fund had a -34.16% return.

Over the same period the Benchmark had a return of 12.29%.

Average Annual Total Returns

As of June 30, 2026

Since Inception (10/20/2025)
GraniteShares YieldBOOST META ETF - NAV	-34.16%
S&P 500® Total Return Index	12.29%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.14%
Cost of a $10,000 Investment	$65.62

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -34.04% and an expense ratio of 1.14%.

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged META ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	99.81%
Put FBL July 18.81 07/06/2026	0.19%
Put FBL July 17.96 07/02/2026	0.00%

Sector Breakdown

Sector	% of Total Investments
Government	99.81%
Purchased Options	0.19%

Fund Statistics

Net Assets	$355,679
Total Number of Holdings	4
Portfolio Turnover Rate	0%
Inception Date	10/20/2025

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares YieldBOOST META ETF
NASDAQ: FBYY	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares YieldBOOST BABA ETF
NASDAQ: BBYY	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Alibaba Group Holding Limited. (NASDAQ BABA) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception?

During the period of October 20, 2025 to June 30, 2026, the Fund had a -30.87% return.

Over the same period the Benchmark had a return of 12.29%.

Average Annual Total Returns

As of June 30, 2026

Since Inception (10/20/2025)
GraniteShares YieldBOOST BABA ETF - NAV	-30.87%
S&P 500® Total Return Index	12.29%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$67.51

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -29.87% and an expense ratio of 1.15%.

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged BABA ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	99.63%
Put BABX July 13.51 07/01/2026	0.34%
Put BABX July 12.17 07/02/2026	0.03%

Sector Breakdown

Sector	% of Total Investments
Government	99.63%
Purchased Options	0.37%

Fund Statistics

Net Assets	$670,589
Total Number of Holdings	4
Portfolio Turnover Rate	0%
Inception Date	10/20/2025

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares YieldBOOST BABA ETF
NASDAQ: BBYY	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares YieldBOOST MARA ETF
NASDAQ: MAAY	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on MARA Holdings Inc. (NASDAQ MARA) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception?

During the period of November 03, 2025 to June 30, 2026, the Fund had a -40.09% return.

Over the same period the Benchmark had a return of 10.35%.

Average Annual Total Returns

As of June 30, 2026

Since Inception (11/3/2025)
GraniteShares YieldBOOST MARA ETF - NAV	-40.09%
S&P 500® Total Return Index	10.35%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$60.81

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -38.02% and an expense ratio of 1.15%.

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged MARA ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	75.58%
Put MRAL July 65.77 07/06/2026	1.44%
Put MRAL July 69.75 07/02/2026	0.51%
Put MRAL July 64.63 07/01/2026	0.21%

Sector Breakdown

Sector	% of Total Investments
Government	75.58%
Broker Cash	22.26%
Purchased Options	2.16%

Fund Statistics

Net Assets	$2,873,858
Total Number of Holdings	4
Portfolio Turnover Rate	0%
Inception Date	11/3/2025

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares YieldBOOST MARA ETF
NASDAQ: MAAY	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares YieldBOOST IONQ ETF
NASDAQ: IOYY	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on IonQ Inc. (NASDAQ IONQ) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception?

During the period of November 03, 2025 to June 30, 2026, the Fund had a -25.64% return.

Over the same period the Benchmark had a return of 10.35%.

Average Annual Total Returns

As of June 30, 2026

Since Inception (11/3/2025)
GraniteShares YieldBOOST IONQ ETF - NAV	-25.64%
S&P 500® Total Return Index	10.35%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$66.28

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -23.53% and an expense ratio of 1.15%.

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged IONQ ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	86.04%
Put IONL July 24.90 07/06/2026	0.79%
Put IONL July 25.04 07/01/2026	0.61%
Put IONL July 20.93 07/02/2026	0.10%

Sector Breakdown

Sector	% of Total Investments
Government	86.04%
Broker Cash	12.46%
Purchased Options	1.50%

Fund Statistics

Net Assets	$7,003,691
Total Number of Holdings	4
Portfolio Turnover Rate	0%
Inception Date	11/3/2025

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares YieldBOOST IONQ ETF
NASDAQ: IOYY	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares YieldBOOST Gold Miners ETF
NASDAQ: NUGY	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Arca Gold Miners Index. ( GDM) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception?

During the period of November 17, 2025 to June 30, 2026, the Fund had a -3.67% return.

Over the same period the Benchmark had a return of 15.73%.

Average Annual Total Returns

As of June 30, 2026

Since Inception (11/17/2025)
GraniteShares YieldBOOST Gold Miners ETF - NAV	-3.67%
S&P 500® Total Return Index	15.73%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$69.18

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged Arca Gold Miners Index ETFs and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	99.46%
Put NUGT July 106.21 07/06/2026	0.27%
Put NUGT July 110.03 07/02/2026	0.24%
Put NUGT July 103.22 07/01/2026	0.03%

Sector Breakdown

Sector	% of Total Investments
Government	99.46%
Purchased Options	0.54%

Fund Statistics

Net Assets	$7,373,889
Total Number of Holdings	5
Portfolio Turnover Rate	0%
Inception Date	11/17/2025

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares YieldBOOST Gold Miners ETF
NASDAQ: NUGY	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares YieldBOOST Semiconductor ETF
NASDAQ: SEMY	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund’s primary investment objective is to achieve 3 times (300%) the income generated from selling options on Semiconductor Index. ( ICESEMI) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 3 times (300%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception?

During the period of November 17, 2025 to June 30, 2026, the Fund had a 38.61% return.

Over the same period the Benchmark had a return of 13.25%.

Average Annual Total Returns

As of June 30, 2026

Since Inception (11/17/2025)
GraniteShares YieldBOOST Semiconductor ETF - NAV	38.61%
S&P 500® Total Return Index	13.25%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.11%
Cost of a $10,000 Investment	$82.56

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 41.26% and an expense ratio of 1.11%.

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the 3x leveraged ICESEMI ETFs and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	55.32%
Put SOXL July 212.87 07/06/2026	1.41%
Put SOXL July 206.61 07/01/2026	0.11%
Put SOXL July 194.04 07/02/2026	0.10%

Sector Breakdown

Sector	% of Total Investments
Government	55.32%
Broker Cash	43.06%
Purchased Options	1.62%

Fund Statistics

Net Assets	$94,268,332
Total Number of Holdings	5
Portfolio Turnover Rate	0%
Inception Date	11/17/2025

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares YieldBOOST Semiconductor ETF
NASDAQ: SEMY	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares YieldBOOST RGTI ETF
NASDAQ: RGYY	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Rigetti Computing, Inc. (NASDAQ RGTI) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception?

During the period of November 24, 2025 to June 30, 2026, the Fund had a -35.98% return.

Over the same period the Benchmark had a return of 12.66%.

Average Annual Total Returns

As of June 30, 2026

Since Inception (11/24/2025)
GraniteShares YieldBOOST RGTI ETF - NAV	-35.98%
S&P 500® Total Return Index	12.66%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$56.99

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -33.36% and an expense ratio of 1.15%.

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged RGTI ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	95.26%
Put RGTX July 16.65 07/06/2026	1.41%
Put RGTX July 17.25 07/01/2026	0.97%
Put RGTX July 15.00 07/02/2026	0.44%
Put RGTX July 15.18 07/01/2026	0.03%

Sector Breakdown

Sector	% of Total Investments
Government	95.26%
Purchased Options	2.85%
Broker Cash	1.89%

Fund Statistics

Net Assets	$2,920,448
Total Number of Holdings	6
Portfolio Turnover Rate	0%
Inception Date	11/24/2025

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares YieldBOOST RGTI ETF
NASDAQ: RGYY	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares YieldBOOST QBTS ETF
NASDAQ: QBY	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on D-Wave Quantum, Inc. (NASDAQ QBTS) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception?

During the period of November 24, 2025 to June 30, 2026, the Fund had a -34.33% return.

Over the same period the Benchmark had a return of 12.66%.

Average Annual Total Returns

As of June 30, 2026

Since Inception (11/24/2025)
GraniteShares YieldBOOST QBTS ETF - NAV	-34.33%
S&P 500® Total Return Index	12.66%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$56.99

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -33.30% and an expense ratio of 1.15%.

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged QBTS ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	87.01%
Put QBTX July 13.30 07/06/2026	2.96%
Put QBTX July 12.25 07/02/2026	0.32%
Put QBTX July 12.06 07/01/2026	0.07%

Sector Breakdown

Sector	% of Total Investments
Government	87.01%
Broker Cash	9.63%
Purchased Options	3.36%

Fund Statistics

Net Assets	$2,775,309
Total Number of Holdings	5
Portfolio Turnover Rate	0%
Inception Date	11/24/2025

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares YieldBOOST QBTS ETF
NASDAQ: QBY	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares YieldBoost RIOT ETF
NASDAQ: RTYY	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Riot Platforms, Inc. (NASDAQ RIOT) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception?

During the period of January 15, 2025 to June 30, 2026, the Fund had a -6.11% return.

Over the same period the Benchmark had a return of 10.85%.

Average Annual Total Returns

As of June 30, 2026

Since Inception (01/15/2025)
GraniteShares YieldBOOST RIOT ETF - NAV	-6.11%
S&P 500® Total Return Index	10.85%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$64.51

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -6.11% and an expense ratio of 1.15%.

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged RIOT ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	75.28%
Put RIOX July 57.49 07/02/2026	1.31%
Put RIOX July 57.49 07/02/2026	0.76%
Put RIOX July 54.00 07/01/2026	0.7%

Sector Breakdown

Sector	% of Total Investments
Government	75.28%
Broker Cash	21.95%
Purchased Options	2,77%

Fund Statistics

Net Assets	$3,651,717
Total Number of Holdings	4
Portfolio Turnover Rate	0%
Inception Date	1/15/2025

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares YieldBoost RIOT ETF
NASDAQ: RTYY	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares YieldBOOST HIMS ETF
NASDAQ: HMYY	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Hims & Hers Health, Inc.. (NASDAQ HIMS) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception?

During the period of December 01, 2025 to June 30, 2026, the Fund had a -48.59% return.

Over the same period the Benchmark had a return of 10.85%.

Average Annual Total Returns

As of June 30, 2026

Since Inception (12/1/2025)
GraniteShares YieldBOOST HIMS ETF - NAV	-48.59%
S&P 500® Total Return Index	10.85%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$50.33

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -47.64% and an expense ratio of 1.15%.

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged HIMS ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	85.39%
Put HIMZ July 41.17 07/06/2026	0.70%
Put HIMZ July 42.52 07/02/2026	0.30%
Put HIMZ July 39.76 07/01/2026	0.04%

Sector Breakdown

Sector	% of Total Investments
Government	85.39%
Broker Cash	13.57%
Purchased Options	1.04%

Fund Statistics

Net Assets	$775,361
Total Number of Holdings	5
Portfolio Turnover Rate	0%
Inception Date	12/1/2025

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares YieldBOOST HIMS ETF
NASDAQ: HMYY	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares YieldBOOST CRWV ETF
NASDAQ: CWY	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on CoreWeave, Inc. (NASDAQ CRWV) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception?

During the period of April 13, 2026 to June 30, 2026, the Fund had a -3.34% return.

Over the same period the Benchmark had a return of 9.18%.

Average Annual Total Returns

As of June 30, 2026

Since Inception (4/13/2026)
GraniteShares YieldBOOST CRWV ETF - NAV	-3.34%
S&P 500® Total Return Index	9.18%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$23.91

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -4.51% and an expense ratio of 1.15%.

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged CRWV ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	93.08%
Put CWVX July 21.92 07/06/2026	3.76%

Sector Breakdown

Sector	% of Total Investments
Government	93.08%
Purchased Options	3.76%
Broker Cash	3.16%

Fund Statistics

Net Assets	$602,173
Total Number of Holdings	2
Portfolio Turnover Rate	0%
Inception Date	4/13/2026

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares YieldBOOST CRWV ETF
NASDAQ: CWY	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares YieldBOOST MU ETF
NASDAQ: MUYY	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Micron Technology Inc. (NASDAQ MU) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception?

During the period of April 13, 2026 to June 30, 2026, the Fund had a 17.32% return.

Over the same period the Benchmark had a return of 9.18%.

Average Annual Total Returns

As of June 30, 2026

Since Inception (4/13/2026)
GraniteShares YieldBOOST MU ETF - NAV	17.32%
S&P 500® Total Return Index	9.18%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$26.23

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 14.73% and an expense ratio of 1.15%.

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged MU ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	82.18%
Put MULL July 32.71 07/06/2026	3.35%
Put MULL July 37.1012 07/01/2026	0.60%
Put MULL July 31.73 07/02/2026	0.53%
Put MULL July 33.14 07/06/2026	0.52%
Put MULL July 28.0844 07/01/2026	0.02%

Sector Breakdown

Sector	% of Total Investments
Government	82.18%
Broker Cash	12.80%
Purchased Options	5.02%

Fund Statistics

Net Assets	$17,594,585
Total Number of Holdings	7
Portfolio Turnover Rate	0%
Inception Date	4/13/2026

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares YieldBOOST MU ETF
NASDAQ: MUYY	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares YieldBOOST TSM ETF
NASDAQ: TMYY	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Taiwan Semiconductor Manufacturing Co Ltd. (NASDAQ TSM) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception?

During the period of April 13, 2026 to June 30, 2026, the Fund had a 17.03% return.

Over the same period the Benchmark had a return of 9.18%.

Average Annual Total Returns

As of June 30, 2026

Since Inception (4/13/2026)
GraniteShares YieldBOOST TSM ETF - NAV	17.03%
S&P 500® Total Return Index	9.18%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$26.43

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 16.10% and an expense ratio of 1.15%.

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged TSM ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	71.06%
Put TSMU July 75.48 07/06/2026	1.13%

Sector Breakdown

Sector	% of Total Investments
Government	71.06%
Broker Cash	27.81%
Purchased Options	1.13%

Fund Statistics

Net Assets	$1,000,367
Total Number of Holdings	2
Portfolio Turnover Rate	0%
Inception Date	4/13/2026

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares YieldBOOST TSM ETF
NASDAQ: TMYY	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares YieldBOOST CRCL ETF
NASDAQ: CRY	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Circle Internet Group, Inc. (NASDAQ CRCL) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception?

During the period of April 27, 2026 to June 30, 2026, the Fund had a -7.69% return.

Over the same period the Benchmark had a return of 4.78%.

Average Annual Total Returns

As of June 30, 2026

Since Inception (4/27/2026)
GraniteShares YieldBOOST CRCL ETF - NAV	-7.69%
S&P 500® Total Return Index	4.78%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$19.32

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -7.52% and an expense ratio of 1.15%.

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged CRCL ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	58.70%
Put CRCA July 17.72 07/06/2026	41.30%

Sector Breakdown

Sector	% of Total Investments
Government	58.70%
Purchased Options	41.30%

Fund Statistics

Net Assets	$977,559
Total Number of Holdings	2
Portfolio Turnover Rate	0%
Inception Date	4/27/2026

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares YieldBOOST CRCL ETF
NASDAQ: CRY	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares YieldBOOST Ether ETF
NASDAQ: XEY	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Ether. (NASDAQ Ether) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception?

During the period of April 27, 2026 to June 30, 2026, the Fund had a -12.72% return.

Over the same period the Benchmark had a return of 4.78%.

Average Annual Total Returns

As of June 30, 2026

Since Inception (4/27/2026)
GraniteShares YieldBOOST Ether ETF - NAV	-12.72%
S&P 500® Total Return Index	4.78%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$18.79

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -12.72% and an expense ratio of 1.15%.

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged Ether ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	94.37%
Put ETHU July 10.87 07/06/2026	5.63%

Sector Breakdown

Sector	% of Total Investments
Government	94.37%
Purchased Options	5.63%

Fund Statistics

Net Assets	$593,234
Total Number of Holdings	2
Portfolio Turnover Rate	0%
Inception Date	4/27/2026

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares YieldBOOST Ether ETF
NASDAQ: XEY	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares YieldBOOST Biotech ETF
NASDAQ: BIOY	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund’s primary investment objective is to achieve 3 times (300%) the income generated from selling options on S&P Biotechnology Select Industry Index. (NASDAQ Biotech) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 3 times (300%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception?

During the period of May 04, 2026 to June 30, 2026, the Fund had a 1.35% return.

Over the same period the Benchmark had a return of 4.37%.

Average Annual Total Returns

As of June 30, 2026

Since Inception (5/4/2026)
GraniteShares YieldBOOST Biotech ETF - NAV	1.35%
GraniteShares YieldBOOST Biotech ETF - Market	1.53%
S&P 500® Total Return Index	4.37%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.18%
Cost of a $10,000 Investment	$18.50

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 1.29% and an expense ratio of 1.18%.

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the S&P Biotechnology Select Industry Index and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	88.86%
Put LABU July 262.51 07/06/2026	2.42%

Sector Breakdown

Sector	% of Total Investments
Government	88.86%
Broker Cash	8.72%
Purchased Options	2.42%

Fund Statistics

Net Assets	$693,232
Total Number of Holdings	—
Portfolio Turnover Rate	0%
Inception Date	5/4/2026

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares YieldBOOST Biotech ETF
NASDAQ: BIOY	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: infor@graniteshares.com

GraniteShares YieldBOOST Financials ETF
NASDAQ: FINY	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund’s primary investment objective is to achieve 3 times (300%) the income generated from selling options on Financial Select Sector Index. (NASDAQ Financials) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 3 times (300%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception?

During the period of May 04, 2026 to June 30, 2026, the Fund had a 4.94% return.

Over the same period the Benchmark had a return of 4.37%.

Average Annual Total Returns

As of June 30, 2026

Since Inception 5/4/2026
GraniteShares YieldBOOST Financials ETF - NAV	4.94%
GraniteShares YieldBOOST Financials ETF - Market	5.19%
S&P 500® Total Return Index	4.37%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.14%
Cost of a $10,000 Investment	$18.22

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 4.96% and an expense ratio of 1.14%.

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the Financial Sector Select Sector Index and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Net Assets
United States Treasury Bill	90.63%
Put FAS July 133.31 07/06/2026	0.38%

Sector Breakdown

Sector	% of Net Assets
Government	90.63%
Broker Cash	8.99%
Purchased Options	0.38%

Fund Statistics

Net Assets	$757,001
Total Number of Holdings	—
Portfolio Turnover Rate	0%
Inception Date	5/4/2026

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares YieldBOOST Financials ETF
NASDAQ: FINY	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: infor@graniteshares.com

GraniteShares YieldBOOST Technology ETF
NASDAQ: TECY	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund’s primary investment objective is to achieve 3 times (300%) the income generated from selling options on Technology Select Sector Index. (NASDAQ Technology ) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 3 times (300%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception?

During the period of May 04, 2026 to June 30, 2026, the Fund had a -1.33% return.

Over the same period the Benchmark had a return of 4.37%.

Average Annual Total Returns

As of June 30, 2026

Since Inception (5/4/2026)
GraniteShares YieldBOOST Technology ETF - NAV	-1.33%
GraniteShares YieldBOOST Technology ETF - Market	-1.11%
S&P 500® Total Return Index	4.37%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.22%
Cost of a $10,000 Investment	$18.79

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -1.95% and an expense ratio of 1.22%.

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the Technology Sector Select Sector Index and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Net Assets
United States Treasury Bill	98.60%
Put TECL July 192.43 07/06/2026	1.40%

Sector Breakdown

Sector	% of Net Assets
Government	98.60%
Purchased Options	1.40%

Fund Statistics

Net Assets	$685,111
Total Number of Holdings	—
Portfolio Turnover Rate	0%
Inception Date	5/4/2026

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares YieldBOOST Technology ETF
NASDAQ: TECY	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: infor@graniteshares.com

GraniteShares YieldBOOST 20Y+ Treasuries ETF
NASDAQ: FIYY	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund’s primary investment objective is to achieve 3 times (300%) the income generated from selling options on ICE U.S. Treasury 20+ Year Bond Index. (NASDAQ 20Y+ Treasuries) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 3 times (300%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception?

During the period of May 04, 2026 to June 30, 2026, the Fund had a -1.39% return.

Over the same period the Benchmark had a return of 4.37%.

Average Annual Total Returns

As of June 30, 2026

Since Inception 5/4/2026
GraniteShares YieldBOOST 20Y+ Treasuries ETF - NAV	-1.39%
GraniteShares YieldBOOST 20Y+ Treasuries ETF - Market	-1.19%
S&P 500® Total Return Index	4.37%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.16%
Cost of a $10,000 Investment	$17.87

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -1.54% and an expense ratio of 1.16%.

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the ICE U.S. Treasury 20+ Year Bond Index and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Net Assets
United States Treasury Bill	96.92%
Put TMF July 33.08 07/06/2026	0.10%

Sector Breakdown

Sector	% of Net Assets
Government	96.92%
Broker Cash	2.98%
Purchased Options	0.10%

Fund Statistics

Net Assets	$732,301
Total Number of Holdings	—
Portfolio Turnover Rate	0%
Inception Date	5/4/2026

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares YieldBOOST 20Y+ Treasuries ETF
NASDAQ: FIYY	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: infor@graniteshares.com

GraniteShares YieldBOOST Single Stock Universe ETF
NASDAQ: YBST	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund’s primary investment objective is to seek current income. Its Fund’s secondary objective is to seek exposure to a diversified group of YieldBoost™ ETFs. The fund seeks intends to achieve its objectives from select high-yielding names within the GraniteShares ecosystem.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception?

During the period of December 15, 2025 to June 30, 2026, the Fund had a -21.22% return.

Over the same period the Benchmark had a return of 10.72%.

Average Annual Total Returns

As of June 30, 2026

Since Inception (12/15/2025)
GraniteShares YieldBOOST Single Stock Universe ETF - NAV	-21.22%
S&P 500® Total Return Index	10.72%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	0.50%
Cost of a $10,000 Investment	$23.98

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -21.76% and an expense ratio of 0.50%.

What does the Fund invest in?

The fund invests in hight-yielding YieldBoost ETFs within the GraniteShares ecosystem

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
GraniteShares YieldBOOST QBTS ETF	4.82%
GraniteShares YieldBOOST RGTI ETF	4.80%
GraniteShares YieldBOOST TSM ETF	4.79%
GraniteShares YieldBOOST RIOT ETF	4.78%
GraniteShares YieldBOOST MU ETF	4.78%
GraniteShares YieldBOOST MARA ETF	4.77%
GraniteShares YieldBOOST COIN ETF	4.77%
GraniteShares YieldBOOST MSTR ETF	4.76%
GraniteShares YieldBOOST IONQ ETF	4.76%
GraniteShares YieldBOOST CRCL ETF	4.76%

Sector Breakdown

Sector	% of Total Investments
Exchange Traded Funds	100.00%

Fund Statistics

Net Assets	$1,792,419
Total Number of Holdings	21
Portfolio Turnover Rate	43%
Inception Date	12/15/2025

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares YieldBOOST Single Stock Universe ETF
NASDAQ: YBST	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares YieldBOOST TopYielders ETF
NASDAQ: YBTY	Annual Shareholder Report – June 30, 2026

Fund Overview

The Fund’s primary investment objective is to seek current income. Its secondary objective is to seek exposure to a selected YieldBoost™ ETFs. The Fund intends to achieve its objectives through allocations to YieldBoost™ strategies.

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception?

During the period of December 15, 2025 to June 30, 2026, the Fund had a -24.32% return.

Over the same period the Benchmark had a return of 10.72%.

Average Annual Total Returns

As of June 30, 2026

Since Inception (12/15/2025)
GraniteShares YieldBOOST TopYielders ETF - NAV	-24.32%
S&P 500® Total Return Index	10.72%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	0.50%
Cost of a $10,000 Investment	$23.53

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -25.21% and an expense ratio of 0.50%.

What does the Fund invest in?

The fund invsets in YieldBoost ETFs selected on factors including implied volatility, upcoming issuer events, and option-market characteristics of the underlying stocks

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
GraniteShares YieldBOOST QBTS ETF	12.62%
GraniteShares YieldBOOST RGTI ETF	12.58%
GraniteShares YieldBOOST RIOT ETF	12.52%
GraniteShares YieldBOOST MU ETF	12.51%
GraniteShares YieldBOOST COIN ETF	12.50%
GraniteShares YieldBOOST IONQ ETF	12.47%
GraniteShares YieldBOOST HOOD ETF	12.41%
GraniteShares YieldBOOST SMCI ETF	12.39%

Sector Breakdown

Sector	% of Total Investments
Exchange Traded Funds	100.00%

Fund Statistics

Net Assets	$2,516,167
Total Number of Holdings	8
Portfolio Turnover Rate	98%
Inception Date	12/15/2025

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares YieldBOOST TopYielders ETF
NASDAQ: YBTY	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares Autocallable NVDA ETF
NASDAQ: ANV	Annual Shareholder Report – June 30, 2026

Fund Overview

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception?

During the period of February 02, 2026 to June 30, 2026, the Fund had a 6.30% return.

Over the same period the Benchmark had a return of 8.05%.

Average Annual Total Returns

As of June 30, 2026

Since Inception (2/2/2026)
GraniteShares Autocallable NVDA ETF - NAV	6.30%
S&P 500® Total Return Index	8.05%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$48.15

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 7.21% and an expense ratio of 1.15%.

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
Autocallable NVDA TRS 70% Knock-In	15.45%
Autocallable NVDA TRS 65% Knock-In	15.42%
Autocallable NVDA TRS 60% Knock-In	15.40%
Autocallable NVDA TRS 55% Knock-In	15.39%
Autocallable NVDA TRS 50% Knock-In	15.38%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	77.04%
Broker Cash	22.96%

Fund Statistics

Net Assets	$2,513,459
Total Number of Holdings	5
Portfolio Turnover Rate	0%
Inception Date	2/2/2026

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares Autocallable NVDA ETF
NASDAQ: ANV	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares Autocallable TSLA ETF
NASDAQ: TLA	Annual Shareholder Report – June 30, 2026

Fund Overview

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception?

During the period of February 02, 2026 to June 30, 2026, the Fund had a 6.60% return.

Over the same period the Benchmark had a return of 8.05%.

Average Annual Total Returns

As of June 30, 2026

Since Inception (2/2/2026)
GraniteShares Autocallable TSLA ETF - NAV	6.60%
S&P 500® Total Return Index	8.05%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$48.05

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 6.77% and an expense ratio of 1.15%.

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
Recv Tsla Auto Trs Nm5	15.50%
Recv Tsla Auto Trs Nm4	15.47%
Recv Tsla Auto Trs Nm3	15.45%
Recv Tsla Auto Trs Nm2	15.44%
Recv Tsla Auto Trs Nm1	15.42%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	77.28%
Broker Cash	22.72%

Fund Statistics

Net Assets	$2,248,565
Total Number of Holdings	5
Portfolio Turnover Rate	0%
Inception Date	2/2/2026

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares Autocallable TSLA ETF
NASDAQ: TLA	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares Autocallable COIN ETF
NASDAQ: ATC	Annual Shareholder Report – June 30, 2026

Fund Overview

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception?

During the period of May 11, 2026, to June 30, 2026, the Fund had a -15.55% return.

Over the same period the Benchmark had a return of 1.36%.

Average Annual Total Returns

As of June 30, 2026

Since Inception (5/11/2026)
GraniteShares Autocallable COIN ETF – NAV	-15.55%
S&P 500® Total Return Index	1.36%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$14.49

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -15.55% and an expense ratio of 1.15%.

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
Government	40.35%
Autocallable COIN TRS	32.97%

Sector Breakdown

Sector	% of Total Investments
Government	40.35%
Total Return Swap	32.97%
Broker Cash	26.68%

Fund Statistics

Net Assets	$ 816,719
Total Number of Holdings	6
Portfolio Turnover Rate	0%
Inception Date	5/11/2026

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares Autocallable COIN ETF
NASDAQ: ATC	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares Autocallable HOOD ETF
NASDAQ: AHD	Annual Shareholder Report – June 30, 2026

Fund Overview

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception?

During the period of May 18, 2026 to June 30, 2026, the Fund had a 5.58% return.

Over the same period the Benchmark had a return of 1.46%.

Average Annual Total Returns

As of June 30, 2026

Since Inception (5/18/2026)
GraniteShares Autocallable HOOD ETF - NAV	5.58%
S&P 500® Total Return Index	1.46%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$13.88

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 5.99% and an expense ratio of 1.15%.

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
Autocallable HOOD TRS 70% Knock-In	16.30%
Autocallable HOOD TRS 65% Knock-In	16.28%
Autocallable HOOD TRS 60% Knock-In	16.21%
Autocallable HOOD TRS 55% Knock-In	16.18%
Autocallable HOOD TRS 50% Knock-In	16.12%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	81.09%
Broker Cash	18.91%

Fund Statistics

Net Assets	$1,031,469
Total Number of Holdings	5
Portfolio Turnover Rate	0%
Inception Date	5/18/2026

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares Autocallable HOOD ETF
NASDAQ: AHD	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares Autocallable PLTR ETF
NASDAQ: PLA	Annual Shareholder Report – June 30, 2026

Fund Overview

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception?

During the period of May 18, 2026 to June 30, 2026, the Fund had a -3.80% return.

Over the same period the Benchmark had a return of 1.46%.

Average Annual Total Returns

As of June 30, 2026

Since Inception (5/18/2026)
GraniteShares Autocallable PLTR ETF - NAV	-3.80%
S&P 500® Total Return Index	1.46%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$13.20

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -4.14% and an expense ratio of 1.15%.

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
Autocallable PLTR TRS 50% Knock-In	15.28%
Autocallable PLTR TRS 55% Knock-In	15.18%
Autocallable PLTR TRS 60% Knock-In	15.02%
Autocallable PLTR TRS 65% Knock-In	14.92%
Autocallable PLTR TRS 70% Knock-In	14.78%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	75.18%
Broker Cash	24.82%

Fund Statistics

Net Assets	$2,128,865
Total Number of Holdings	5
Portfolio Turnover Rate	0%
Inception Date	5/18/2026

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares Autocallable PLTR ETF
NASDAQ: PLA	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares Autocallable MARA ETF
NASDAQ: MRA	Annual Shareholder Report – June 30, 2026

Fund Overview

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception?

During the period of May 26, 2026 to June 30, 2026, the Fund had a -0.09% return.

Over the same period the Benchmark had a return of -0.14%.

Average Annual Total Returns

As of June 30, 2026

Since Inception (5/26/2026)
GraniteShares Autocallable MARA ETF - NAV	-0.09%
S&P 500® Total Return Index	-0.14%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$10.94

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -0.53% and an expense ratio of 1.15%.

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
Autocallable MARA TRS	67.60%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	67.60%
Broker Cash	32.40%

Fund Statistics

Net Assets	$964,326
Total Number of Holdings	5
Portfolio Turnover Rate	0%
Inception Date	5/26/2026

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares Autocallable MARA ETF
NASDAQ: MRA	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares Autocallable SMCI ETF
NASDAQ: SCA	Annual Shareholder Report – June 30, 2026

Fund Overview

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception?

During the period of May 26, 2026 to June 30, 2026, the Fund had a -10.81% return.

Over the same period the Benchmark had a return of -0.14%.

Average Annual Total Returns

As of June 30, 2026

Since Inception (5/26/2026)
GraniteShares Autocallable SMCI ETF - NAV	-10.81%
S&P 500® Total Return Index	-0.14%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$10.32

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -11.81% and an expense ratio of 1.15%.

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
Autocallable SMCI TRS	54.79%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	54.79%
Broker Cash	45.21%

Fund Statistics

Net Assets	$864,965
Total Number of Holdings	5
Portfolio Turnover Rate	0%
Inception Date	5/26/2026

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares Autocallable SMCI ETF
NASDAQ: SCA	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

GraniteShares Autocallable MSTR ETF
NASDAQ: MSR	Annual Shareholder Report – June 30, 2026

Fund Overview

You can find additional information about the Fund at www.graniteshares.com

You can request this information by calling at (844) 476 8747 or send email to info@graniteshares.com

How did the fund perform since inception?

During the period of May 11, 2026 to June 30, 2026, the Fund had a -48.06% return.

Over the same period the Benchmark had a return of 1.36%.

Average Annual Total Returns

As of June 30, 2026

Since Inception (5/11/2026)
GraniteShares Autocallable MSTR ETF - NAV	-48.06%
GraniteShares Autocallable MSTR ETF - Market	-47.77%
S&P 500® Total Return Index	1.36%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.81%
Cost of a $10,000 Investment	$18.75

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -47.47% and an expense ratio of 1.81%.

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	64.81%
Autocallable MSTR TRS	12.14%

Sector Breakdown

Sector	% of Total Investments
Government	64.81%
Broker Cash	23.05%
Total Return Swap	12.14%

Fund Statistics

Net Assets	$374,955
Total Number of Holdings	—
Portfolio Turnover Rate	0%
Inception Date	5/11/2026

Material Fund Changes

There were no material fund changes during the period

Additional Information

If you wish to receive a copy of this document at a new address, contact (844) 476 8747 or send an email to info@graniteshares.com

GraniteShares Autocallable MSTR ETF
NASDAQ: MSR	Annual Shareholder Report – June 30, 2026

Past performance does not guarantee future results. Call (844) 476 8747 or send an email to info@graniteshares.com for current performance questions.

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: infor@graniteshares.com

(b)	Not Applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.
(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of trustees has determined that Seddik Meziani is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $245,000 for 2025 and $535,500 for 2026.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2026.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $41,500 for 2025 and $94,500 for 2026.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2025 and $0 for 2026.

(e)(1)	The Audit Committee of the Trust’s Board of Trustees is responsible for, among other things, the appointment, compensation and oversight of the work of the Trust’s auditor. As part of this responsibility, and to ensure that the Auditor’s independence is not impaired, the Audit Committee (1) pre-approves the audit and non-audit services provided to the Trust by the Auditor, and (2) all non-audit services provided to the Trust’s investment adviser and advisory affiliates (that directly relate to the Trust’s operations and financial reporting). except that (a) services provided to a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser, and (b) de minimis non-audit services, shall not require pre-approval.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) Not applicable.

(c) 0%

(d) Not applicable, no expenses for the period considered.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2025 and $0 for 2026.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant has a separately designated audit committee consisting of all the independent directors of the registrant. The members of the audit committee are: Steven J. Smyser and Seddik Meziani.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

GraniteShares ETF Trust

Annual Report Financial Statements & Other Information

June 30, 2026

HIPS: GraniteShares HIPS U.S. High Income ETF

DRUP: GraniteShares Nasdaq Select Disruptors ETF

GraniteShares Bloomberg Commodity
Broad Strategy No K-1 ETF	Consolidated Schedule of Investments

June 30, 2026

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 81.22%(a)
United States Treasury Bill, 3.650%, 07/16/2026	$50,000,000	$49,925,000
United States Treasury Bill, 3.639%, 08/20/2026 (b)	49,000,000	48,751,975
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $98,676,317)		98,676,975

TOTAL INVESTMENTS - 81.22%
(Cost $98,676,317)		$98,676,975

Other Assets In Excess Of Liabilities - 18.78%		22,821,635	(c)

NET ASSETS (100.00%)		$121,498,610

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	A portion or all of the security is owned by GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary of the Fund. See Note 1.
(c)	Includes cash which is being held as collateral for futures contracts.

See Notes to Consolidated Financial Statements.
Annual Report | June 30, 2026	1

GraniteShares Bloomberg Commodity
Broad Strategy No K-1 ETF	Consolidated Schedule of Investments

June 30, 2026

At June 30, 2026, open futures contracts were as follows:

Description	Number of Contracts	Expiration Date	Contract Type	Notional Amount	Value/Unrealized Appreciation	Value/Unrealized Depreciation
Brent Crude(a)	158	07/31/26	Long	$11,526,099	–	$(3,732,420)
Cocoa(a)	33	09/15/26	Long	1,675,740	400,900	–
Coffee ‘C’(a)	23	09/18/26	Long	2,556,882	437,063	–
Copper(a)	49	09/28/26	Long	7,661,150	–	(127,838)
Corn(a)	280	09/14/26	Long	5,834,500	–	(122,013)
Cotton No.2(a)	56	12/08/26	Long	2,150,400	15,620	–
Gasoline RBOB(a)	34	08/31/26	Long	3,900,011	–	(298,040)
Gold 100 Oz(a)	38	08/27/26	Long	15,346,299	–	(2,567,071)
KC Hard Red Winter Wheat(a)	76	09/14/26	Long	2,375,950	–	(53,963)
Lean Hogs(a)	59	08/14/26	Long	2,317,520	59,150	–
Live Cattle(a)	46	08/31/26	Long	4,460,620	–	(26,630)
LME Lead(a)	29	07/15/26	Long	1,335,378	–	(68,568)
LME Lead(a)	24	09/16/26	Long	1,120,332	–	(68,679)
LME Nickel(a)	32	07/15/26	Long	3,093,886	–	(287,610)
LME Nickel(a)	28	09/16/26	Long	2,731,011	–	(303,134)
LME Primary Aluminum(a)	82	07/15/26	Long	6,306,559	–	(921,147)
LME Primary Aluminum(a)	68	09/16/26	Long	5,246,965	–	(761,433)
LME Zinc(a)	46	07/15/26	Long	4,112,895	265,783	–
LME Zinc(a)	38	09/16/26	Long	3,389,999	48,788	–
Low Sulphur Gasoil(a)	55	09/10/26	Long	4,855,125	–	(600,475)
Natural Gas(a)	279	08/27/26	Long	8,911,260	72,310	–
NY Harbor ULSD(a)	29	08/31/26	Long	3,849,002	–	(401,259)
Silver(a)	11	09/28/26	Long	3,295,710	–	(313,175)
Soybean(a)	113	11/13/26	Long	6,462,188	49,688	–
Soybean Meal(a)	109	12/14/26	Long	3,303,790	–	(37,820)
Soybean Oil(a)	108	12/14/26	Long	4,234,680	–	(330,786)
Sugar #11(a)	199	09/30/26	Long	3,303,082	77,930	–
Wheat (CBT)(a)	119	09/14/26	Long	3,506,038	–	(46,362)
WTI Crude(a)	134	08/20/26	Long	9,282,180	–	(2,130,760)
Total Futures Contracts					1,427,231	(13,199,183)
Net Unrealized
Depreciation					–	(11,771,952)

Description	Number of Contracts	Expiration Date	Contract Type	Notional Amount	Value/Unrealized Appreciation	Value/Unrealized Depreciation
LME Lead(a)	(29)	07/15/26	Short	$(1,335,377)	84,528	–
LME Lead(a)	(3)	09/16/26	Short	(140,041)	8,081	–
LME Nickel(a)	(32)	07/15/26	Short	(3,093,886)	373,599	–
LME Nickel(a)	(4)	09/16/26	Short	(390,144)	35,998	–
LME Primary Aluminum(a)	(82)	07/15/26	Short	(6,306,559)	1,003,219	–
LME Primary Aluminum(a)	(10)	09/16/26	Short	(771,613)	68,849	–
LME Zinc(a)	(46)	07/15/26	Short	(4,112,895)	–	(81,199)
LME Zinc(a)	(6)	09/16/26	Short	(535,263)	–	(1,970)
Total Futures Contracts					1,574,274	(83,169)
Net Unrealized Appreciation					1,491,105	–

(a)	A portion or all of the security is owned by GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary of the Fund. See Note 1.

See Notes to Consolidated Financial Statements.
2	www.graniteshares.com

GraniteShares HIPS U.S. High Income ETF	Schedule of Investments
June 30, 2026

Investments	Shares	Value
COMMON STOCKS - 74.72%
Capital Markets - 22.74%
Barings BDC, Inc.	308,352	$2,627,159
Capital Southwest Corp.	126,444	3,005,574
FS KKR Capital Corp.	189,067	1,985,204
Goldman Sachs BDC, Inc.	290,788	2,756,670
Golub Capital BDC, Inc.	206,101	2,654,581
Morgan Stanley Direct Lending Fund	164,369	2,485,259
New Mountain Finance Corp.	303,327	2,174,855
Nuveen Churchill Direct Lending Corp.	201,777	2,506,070
PennantPark Floating Rate Capital, Ltd.	302,342	2,261,518
Prospect Capital Corp.	1,094,360	2,527,972
Total Capital Markets		24,984,862
Chemicals - 2.76%
CVR Partners LP(a)	27,172	3,029,135
Mortgage Real Estate Investment Trust (REIT) - 24.15%
AGNC Investment Corp.	257,910	2,811,219
Annaly Capital Management, Inc.	121,170	2,709,361
Arbor Realty Trust, Inc.	357,270	1,936,403
ARMOUR Residential REIT, Inc.	159,100	2,776,295
Dynex Capital, Inc.	200,477	2,628,254
Ellington Financial, Inc.	202,956	2,762,231
Orchid Island Capital, Inc.	383,326	2,671,782
PennyMac Mortgage Investment Trust	222,004	2,504,205
Starwood Property Trust, Inc.	150,012	2,457,197
Two Harbors Investment Corp.	264,265	3,279,530
Total Mortgage Real Estate Investment Trust (REIT)		26,536,477
Oil, Gas & Consumable Fuels - 25.07%
Alliance Resource Partners LP(a)	119,645	2,869,087
Black Stone Minerals LP(a)	206,254	2,881,368
Delek Logistics Partners LP(a)	61,632	3,176,513
Dorchester Minerals LP(a)	126,444	3,192,711
Enterprise Products Partners LP(a)	80,921	2,974,656
Kimbell Royalty Partners LP	220,399	3,202,397
MPLX LP(a)	52,023	2,930,456
Plains All American Pipeline LP(a)	145,878	3,247,244
Western Midstream Partners LP(a)	70,436	3,082,279
Total Oil, Gas & Consumable Fuels		27,556,711

TOTAL COMMON STOCKS
(Cost $84,992,045)		82,107,185

INVESTMENT COMPANIES - 24.46%
BlackRock Debt Strategies Fund, Inc.	272,252	2,640,844
BlackRock Enhanced Large Cap Core Fund, Inc.	120,550	3,152,383
BlackRock Floating Rate Income Strategies Fund, Inc.	237,235	2,607,213
Franklin, Ltd. Duration Income Trust	452,287	2,618,742
Neuberger High Yield Strategies Fund, Inc.	392,922	2,451,833
Nuveen Floating Rate Income Fund	356,400	2,733,588
PIMCO High Income Fund	580,836	2,706,696
PIMCO Income Strategy Fund	335,388	2,642,857
Western Asset Global High Income Fund, Inc.	440,198	2,623,580

See Notes to Financial Statements.
Annual Report | June 30, 2026	3

GraniteShares HIPS U.S. High Income ETF	Schedule of Investments
June 30, 2026

Investments	Shares	Value
INVESTMENT COMPANIES - 24.46% (continued)
Western Asset High Income Fund II, Inc.	685,465	$2,714,441

TOTAL INVESTMENT COMPANIES
(Cost $27,652,055)		26,892,177

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 44.31%(b)
United States Treasury Bill, 3.389%, 07/23/2026	$48,800,000	48,692,551
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $48,698,944)		48,692,551

TOTAL INVESTMENTS - 143.49%
(Cost $161,343,044)		$157,691,913

Liabilities In Excess Of Other Assets - (43.49%)		(47,789,804)

NET ASSETS (100.00%)		$109,902,109

(a)	Master Limited Partnership (“MLP”).
(b)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

See Notes to Financial Statements.
4	www.graniteshares.com

GraniteShares Nasdaq Select Disruptors ETF	Schedule of Investments
June 30, 2026

Investments	Shares	Value
COMMON STOCKS - 99.92%
Aerospace & Defense - 1.39%
Axon Enterprise, Inc.(a)	1,158	$649,186
Biotechnology - 8.44%
Alnylam Pharmaceuticals, Inc.(a)	1,620	487,669
Incyte Corp.(a)	3,968	449,812
Insmed, Inc.(a)	3,746	399,399
Natera, Inc.(a)	2,089	567,059
Regeneron Pharmaceuticals, Inc.	1,120	698,365
United Therapeutics Corp.(a)	770	417,209
Vertex Pharmaceuticals, Inc.(a)	1,820	904,049
Total Biotechnology		3,923,562
Broadline Retail - 1.29%
eBay, Inc.	5,370	600,097
Communications Equipment - 8.91%
Arista Networks, Inc.(a)	7,273	1,235,537
Cisco Systems, Inc.	15,418	1,810,998
F5, Inc.(a)	965	401,401
Motorola Solutions, Inc.	1,695	703,917
Total Communications Equipment		4,151,853
Health Care Equipment & Supplies - 9.46%
Boston Scientific Corp.(a)	15,164	647,199
Dexcom, Inc.(a)	6,263	421,813
Edwards Lifesciences Corp.(a)	7,074	639,914
Insulet Corp.(a)	1,908	290,493
Intuitive Surgical, Inc.(a)	2,483	987,439
ResMed, Inc.	2,320	452,122
Stryker Corp.	3,070	966,559
Total Health Care Equipment & Supplies		4,405,539
Health Care Technology - 1.04%
Veeva Systems, Inc., Class A(a)	2,723	483,251
Household Durables - 1.18%
Garmin, Ltd.	2,303	547,055
Interactive Media & Services - 14.32%
Alphabet, Inc., Class A	10,767	3,847,804
Meta Platforms, Inc., Class A	5,008	2,820,956
Total Interactive Media & Services		6,668,760
IT Services - 6.30%
Cloudflare, Inc., Class A(a)	3,141	770,424
MongoDB, Inc.(a)	1,393	467,909
Snowflake, Inc., Class A(a)	3,385	861,482
Twilio, Inc., Class A(a)	2,344	483,638
VeriSign, Inc.	1,409	354,448
Total IT Services		2,937,901
Pharmaceuticals - 11.80%
Eli Lilly & Co.	2,345	2,812,663
Johnson & Johnson	8,799	2,234,682
Zoetis, Inc.	6,208	446,107
Total Pharmaceuticals		5,493,452
Real Estate Management & Development - 0.57%
CoStar Group, Inc.(a)	9,293	263,178
Software - 34.36%
Adobe, Inc.(a)	3,385	693,993
Autodesk, Inc.(a)	2,604	506,270

See Notes to Financial Statements.
Annual Report | June 30, 2026	5

GraniteShares Nasdaq Select Disruptors ETF	Schedule of Investments
June 30, 2026

Investments	Shares	Value
COMMON STOCKS - 99.92% (continued)
Software - 34.36% (continued)
Cadence Design Systems, Inc.(a)	2,338	$877,498
Crowdstrike Holdings, Inc., Class A(a)	1,602	1,222,550
Datadog, Inc., Class A(a)	3,051	794,358
Fair Isaac Corp.(a)	360	430,121
Fortinet, Inc.(a)	5,692	874,405
Microsoft Corp.	10,785	4,023,021
Oracle Corp.	7,946	1,164,486
Palantir Technologies, Inc., Class A(a)	10,343	1,206,718
Palo Alto Networks, Inc.(a)	4,609	1,571,761
PTC, Inc.(a)	2,174	246,988
Salesforce, Inc.	5,563	871,500
ServiceNow, Inc.(a)	7,838	778,157
Workday, Inc., Class A(a)	3,003	367,627
Zscaler, Inc.(a)	2,594	366,143
Total Software		15,995,596
Technology Hardware, Storage & Peripherals - 0.86%
Everpure, Inc.(a)	5,066	399,150

TOTAL COMMON STOCKS
(Cost $38,189,724)		46,518,580

TOTAL INVESTMENTS - 99.92%
(Cost $38,189,724)		$46,518,580

Other Assets In Excess Of Liabilities - 0.08%		37,473

NET ASSETS (100.00%)		$46,556,053

(a)	Non-Income Producing Security.

See Notes to Financial Statements.
6	www.graniteshares.com

GraniteShares ETF Trust	Statements of Assets and Liabilities
June 30, 2026

	GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF(a)	GraniteShares HIPS U.S. High Income ETF	GraniteShares Nasdaq Select Disruptors ETF
ASSETS:
Investments at cost	$98,676,317	$161,343,044	$38,189,724
Investments at value	98,676,975	157,691,913	46,518,580
Cash	12,568,580	211,019	52,330
Due from broker	20,562,691	–	–
Unrealized appreciation on open futures contracts	3,001,505	–	–
Prepaid excise tax	58	58	505
Interest receivable	863	–	–
Dividends receivable	–	760,838	7,645
Total Assets	134,810,672	158,663,828	46,579,060

LIABILITIES:
Unrealized depreciation on open futures contracts	13,282,352	–	–
Payable for investments purchased	–	48,698,944	–
Payable for capital shares redeemed	–	397	–
Advisory fees payable	29,710	62,378	23,007
Total Liabilities	13,312,062	48,761,719	23,007
Commitments and contingencies (Note 5)
NET ASSETS	$121,498,610	$109,902,109	$46,556,053

NET ASSETS CONSIST OF:
Paid-in capital	$112,971,910	$131,785,557	$51,534,405
Total distributable earnings/(losses)	8,526,700	(21,883,448)	(4,978,352)
NET ASSETS	$121,498,610	$109,902,109	$46,556,053

Shares outstanding	5,050,000	9,550,000	750,000
Net Asset Value per share	$24.06	$11.51	$62.07

(a)	Consolidated statement, including GraniteShares BCOM Cayman Limited Wholly Owned Subsidiary (Note 1)

See Notes to Financial Statements.
Annual Report | June 30, 2026	7

GraniteShares ETF Trust	Statements of Operations
For the Year Ended June 30, 2026

	GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF(a)	GraniteShares HIPS U.S. High Income ETF	GraniteShares Nasdaq Select Disruptors ETF
INVESTMENT INCOME:
Interest	$4,383,111	$6,817	$1,978
Dividends(b)	–	9,338,981	187,159
Total Investment Income	4,383,111	9,345,798	189,137

EXPENSES:
Advisory fees	299,666	744,547	319,857
Overdraft fees	–	2,522	6
Total Expenses	299,666	747,069	319,863
NET INVESTMENT INCOME/(LOSS)	4,083,445	8,598,729	(130,726)

REALIZED GAIN/LOSS ON:
Investments(c)	(1,871)	(1,486,934)	6,332,564
Futures contracts	31,498,146	–	–
Total Net realized gain/(loss)	31,496,275	(1,486,934)	6,332,564
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
Investments	2,622	(1,106,151)	(6,169,647)
Futures contracts	(10,264,100)	–	–
Net change in unrealized depreciation	(10,261,478)	(1,106,151)	(6,169,647)
NET REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS AND FUTURES CONTRACTS	21,234,797	(2,593,085)	162,917
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,318,242	$6,005,644	$32,191

(a)	Consolidated statement, including GraniteShares BCOM Cayman Limited Wholly Owned Subsidiary (Note 1)
(b)	Net of dividend withholding of $0, $0 and $1,074, respectively.
(c)	Includes realized gain or loss as a result of in-kind transactions of $0, $1,671,492 and $3,096,552, respectively (See Note 7 in Notes to Financial Statements and Financial Highlights).

See Notes to Financial Statements.
8	www.graniteshares.com

GraniteShares Bloomberg Commodity
Broad Strategy No K-1 ETF	Consolidated Statement of Changes in Net Assets

	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025
OPERATIONS:
Net investment income	$4,083,445	$3,722,922
Net realized gain/(loss)	31,496,275	(1,825,348)
Net change in unrealized appreciation/depreciation	(10,261,478)	1,563,830
Net increase in net assets resulting from operations	25,318,242	3,461,404

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(9,360,813)	(2,000,012)
Total distributions	(9,360,813)	(2,000,012)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	105,717,405	25,156,304
Cost of shares redeemed	(77,771,916)	(42,892,756)
Net increase/(decrease) from capital share transactions	27,945,489	(17,736,452)
Net increase/(decrease) in net assets	43,902,918	(16,275,060)

NET ASSETS:
Beginning of year	77,595,692	93,870,752
End of year	$121,498,610	$77,595,692

CAPITAL SHARE TRANSACTIONS:
Beginning shares	3,700,000	4,600,000
Shares sold	4,450,000	1,200,000
Shares redeemed	(3,100,000)	(2,100,000)
Shares outstanding, end of year	5,050,000	3,700,000

See Notes to Financial Statements.
Annual Report | June 30, 2026	9

GraniteShares HIPS U.S. High Income ETF	Statement of Changes in Net Assets

	For the Year Ended	For the Year Ended
	June 30, 2026	June 30, 2025
OPERATIONS:
Net investment income	$8,598,729	$8,203,131
Net realized gain/(loss)	(1,486,934)	3,211,004
Net change in unrealized depreciation	(1,106,151)	(6,742,194)
Net increase in net assets resulting from operations	6,005,644	4,671,941

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(7,132,815)	(7,121,529)
Tax return of capital to shareholders	(4,401,935)	(2,779,221)
Total distributions	(11,534,750)	(9,900,750)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	37,948,415	76,727,844
Cost of shares redeemed	(29,267,107)	(42,175,259)
Net increase from capital share transactions	8,681,308	34,552,585
Net increase in net assets	3,152,202	29,323,776

NET ASSETS:
Beginning of year	106,749,907	77,426,131
End of year	$109,902,109	$106,749,907

CAPITAL SHARE TRANSACTIONS:
Beginning shares	8,800,000	6,100,000
Shares sold	3,200,000	6,000,000
Shares redeemed	(2,450,000)	(3,300,000)
Shares outstanding, end of year	9,550,000	8,800,000

See Notes to Financial Statements.
10	www.graniteshares.com

GraniteShares Nasdaq Select Disruptors ETF	Statement of Changes in Net Assets

	For the Year Ended	For the Year Ended
	June 30, 2026	June 30, 2025
OPERATIONS:
Net investment loss	$(130,726)	$(92,190)
Net realized gain	6,332,564	6,487,084
Net change in unrealized appreciation/depreciation	(6,169,647)	2,286,153
Net increase in net assets resulting from operations	32,191	8,681,047

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	–	13,997,361
Cost of shares redeemed	(9,559,061)	(25,248,598)
Net decrease from capital share transactions	(9,559,061)	(11,251,237)
Net decrease in net assets	(9,526,870)	(2,570,190)

NET ASSETS:
Beginning of year	56,082,923	58,653,113
End of year	$46,556,053	$56,082,923

CAPITAL SHARE TRANSACTIONS:
Beginning shares	900,000	1,100,000
Shares sold	–	250,000
Shares redeemed	(150,000)	(450,000)
Shares outstanding, end of year	750,000	900,000

See Notes to Financial Statements.
Annual Report | June 30, 2026	11

GraniteShares Bloomberg Commodity
Broad Strategy No K-1 ETF	Consolidated Financial Highlights

For a Share Outstanding Throughout the Years Presented

	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022
NET ASSET VALUE, BEGINNING OF PERIOD	$20.97	$20.41	$20.68	$30.19	$28.26

INCOME FROM OPERATIONS:
Net investment income/(loss)(a)	0.81	0.88	1.02	0.73	(0.01)
Net realized and unrealized gain/(loss)(b)	4.19	0.17	(0.16)	(3.30)	6.00
Total from investment operations	5.00	1.05	0.86	(2.57)	5.99

DISTRIBUTIONS:
From net investment income	(1.91)	(0.49)	(1.13)	(6.94)	(4.06)
Total distributions	(1.91)	(0.49)	(1.13)	(6.94)	(4.06)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	3.09	0.56	(0.27)	(9.51)	1.93
NET ASSET VALUE, END OF PERIOD	$24.06	$20.97	$20.41	$20.68	$30.19
TOTAL RETURN(c)	25.06%	5.31%	4.59%	(10.34)%	23.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$121,499	$77,596	$93,871	$135,478	$336,569

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses including waiver/reimbursement to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income/(loss) to average net assets	3.41%	4.26%	4.94%	2.79%	(0.03)%
Portfolio turnover rate	0%	0%	0%	0%	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Calculation of the net gain (loss) per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).

See Notes to Financial Statements.
12	www.graniteshares.com

GraniteShares HIPS U.S. High Income ETF	Financial Highlights
For a Share Outstanding Throughout the Years Presented

	For the Year Ended June 30,	For the Year Ended June 30,	For the Year Ended June 30,	For the Year Ended June 30,	For the Year Ended June 30,
	2026	2025	2024	2023	2022
NET ASSET VALUE, BEGINNING OF PERIOD	$12.13	$12.69	$11.83	$12.37	$15.74

INCOME FROM OPERATIONS:
Net investment income(a)	0.96	1.08	0.99	0.92	0.84
Net realized and unrealized gain/(loss)(b)	(0.29)	(0.35)	1.16	(0.17)	(2.92)
Total from investment operations	0.67	0.73	2.15	0.75	(2.08)

DISTRIBUTIONS:
From net investment income	(0.80)	(0.93)	(0.62)	(0.96)	(0.64)
From tax return of capital	(0.49)	(0.36)	(0.67)	(0.33)	(0.65)
Total distributions	(1.29)	(1.29)	(1.29)	(1.29)	(1.29)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.62)	(0.56)	0.86	(0.54)	(3.37)
NET ASSET VALUE, END OF PERIOD	$11.51	$12.13	$12.69	$11.83	$12.37
TOTAL RETURN(c)	5.82%	5.79%	19.13%	6.32%	(14.16)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$109,902	$106,750	$77,426	$55,588	$65,574

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	0.70%	0.71%	0.70%	0.70%	0.70%
Ratio of expenses including waiver/reimbursement to average net assets	0.70%	0.71%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets	8.08%	8.56%	7.99%	7.45%	5.74%
Portfolio turnover rate	52%	65%	43%	108%	74%

(a)	Based on daily average shares outstanding during the period.
(b)	Calculation of the net gain (loss) per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).

See Notes to Financial Statements.
Annual Report | June 30, 2026	13

GraniteShares Nasdaq Select Disruptors ETF	Financial Highlights
For a Share Outstanding Throughout the Years Presented

	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended June 30, 2026	Ended June 30, 2025	Ended June 30, 2024	Ended June 30, 2023	Ended June 30, 2022
NET ASSET VALUE, BEGINNING OF PERIOD	$62.31	$53.32	$40.15	$33.01	$40.74

INCOME FROM OPERATIONS:
Net investment income/(loss)(a)	(0.15)	(0.09)	0.03	0.21	0.13
Net realized and unrealized gain/(loss)	(0.09)	9.08	13.18	7.16	(7.72)
Total from investment operations	(0.24)	8.99	13.21	7.37	(7.59)

DISTRIBUTIONS:
From net investment income	––		(0.04)	(0.23)	(0.14)
Total distributions	––		(0.04)	(0.23)	(0.14)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.24)	8.99	13.17	7.14	(7.73)
NET ASSET VALUE, END OF PERIOD	$62.07	$62.31	$53.32	$40.15	$33.01
TOTAL RETURN(b)	(0.39)%	16.86%	32.92%	22.41%	(18.69)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$46,556	$56,083	$58,653	$72,271	$87,474

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses including waiver/reimbursement to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income/(loss) to average net assets	(0.25)%	(0.16)%	0.06%	0.60%	0.31%
Portfolio turnover rate	47%	51%	107%	56%	45%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).

See Notes to Financial Statements.
14	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

1. ORGANIZATION

GraniteShares ETF Trust (the “Trust”), organized as a Delaware statutory trust on November 7, 2016, is an open-end management investment company registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2026, the Trust consists of eighty-two separate investment portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF (“COMB”), GraniteShares HIPS U.S. High Income ETF (“HIPS”) and GraniteShares Nasdaq Select Disruptors ETF (“DRUP”) (each, a “Fund”, and collectively, the “Funds”). COMB is a non-diversified series. HIPS and DRUP are each a diversified series. The offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of COMB is to seek to provide long-term capital appreciation, primarily through exposure to commodity futures markets. The investment objective of HIPS and DRUP are to track the performance, before fees and expenses, of the EQM HIPS Total Return Index and Nasdaq US Large Cap Select Disruptors Index(1) (each, an “Index”, and collectively, the “Indexes”), respectively. COMB, HIPS and DRUP commenced operations on May 19, 2017, January 6, 2015 and October 4, 2019, respectively.

On December 13, 2017, the shareholders of the Master Income ETF (the “Reorganizing Fund”), a series of the ETF Series Solutions, approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Reorganizing Fund to the GraniteShares ETF Trust. HIPS, a new series of the Trust, assumed the financial and performance history of the Master Income ETF. The tax-free merger took place on December 15, 2017.

HIPS fiscal year was changed to June 30. As a result, HIPS had a shortened fiscal year covering the transitional period between the Fund’s prior fiscal year end November 30, 2017 and June 30, 2018.

Although DRUP is registered as a diversified series, it may become “non-diversified,” as defined under the Investment Company Act of 1940, solely as a result of changes in relative market capitalization or index weighting of one or more constituents of the Index that the fund aims to track.

Consolidated Subsidiary: COMB invests in certain commodity-related investments through GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary (the “Subsidiary”).

The following table reflects the net assets of the Subsidiary as a percentage of COMB’s net assets at June 30, 2026:

Fund	Wholly Owned Subsidiary	Value	Percentage of Fund’s Net Assets
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	GraniteShares BCOM Cayman Limited	$21,343,739	17.57%

(1)	Fund’s Index change from the XOUT U.S. Large Cap Index to the Nasdaq US Large Cap Select Disruptors Index

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds follows the accounting and reporting guidance in the Accounting Standards Codifications 946, “Financial Services—Investment Companies” issued by the U.S. Financial Accounting Standards Board. In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Funds represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Chief Operation Officer and Treasurer acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation. The CODM monitors the operating results as a whole and the Funds’ long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statements note disclosures only and did not affect the Funds’ financial position or the results of its operations.

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.

Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as each Fund is informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

Annual Report | June 30, 2026	15

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

Distributions received from the Funds’ investments in master limited partnerships (“MLPs”) generally are comprised of ordinary income and return of capital from the MLPs. The Funds allocate distributions between investment income and return of capital based on estimates. Such estimates are based on information provided by each MLP and other industry sources. These estimates may subsequently be revised based on actual allocations received from MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund.

Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) and Business Development Corporations (“BDCs”) may be characterized as ordinary income, net capital gains, or a return of capital. The proper characterization of BDC and REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT and BDC investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

Distributions received from the Funds’ investments in closed-end funds (“CEFs”) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the CEFs and management’s estimates of such amounts based on historical information. These estimates are adjusted with the tax returns after the actual source of distributions has been disclosed by the CEFs and may differ from the estimated amounts.

Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds distribute all or substantially all of their net investment income to shareholders in the form of dividends.

Futures contracts: COMB, through its Subsidiary, invests in a combination of exchange-listed commodity futures contracts in the normal course of pursuing its investment objectives. A futures contract is a financial instrument in which a party agrees to pay a fixed price for securities or commodities at a specified future date. Futures contracts are traded at market prices on exchanges pursuant to terms common to all market participants. Upon entering into such contracts, COMB is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent fluctuations in the value of the contract are recorded for financial statement purposes as unrealized gains or losses by COMB and variation margin receivable or payable. Payments received or paid by COMB adjust the variation margin account. When a contract is closed, COMB records a realized gain or loss.

Futures contracts may be highly volatile. Price movements may be sudden and extreme, and are influenced by a variety of factors including, among other things, changing supply and demand relationships; climate; government agricultural, trade, fiscal, monetary and exchange control programs and policies; national and international political and economic events; crop diseases; the purchasing and marketing programs of different nations; and changes in interest rates.

Open futures contracts at June 30, 2026 are listed in COMB’s Consolidated Schedule of Investments. As of June 30, 2026, the balance of margin receivable from the broker to the Fund was $20,562,691 as presented on the Consolidated Statement of Assets and Liabilities as due from broker. At June 30, 2026 the Fund had a variation margin receivable from the broker of $10,281,844. The variation margin payable/receivable is represented by the difference between the balance of margin receivable from the broker and the unrealized appreciation/depreciation on open futures contracts as of June 30, 2026.

3. SECURITIES VALUATION

The Funds calculate their net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange Arca, Inc. (“NYSE Arca”) is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

If a market quotation is not readily available, the affected Fund’s portfolio will be valued at fair value for which Trust’s Board of Directors (the “Board”) maintains responsibility under Rule 2a-5. To achieve this purpose, the Board relies on a committee (the “Valuation Committee”) which consists of Trust’s CCO and representatives of the Adviser. As rule 2a-5 went into effect on September 8, 2022, the Board approved new valuation and fair value procedures. One of the requirements is that the Board receives an annual report from the trust’s CCO on the effectiveness of these procedures. Prior to September 8, 2022, if a market quotation was not readily available or was deemed not to reflect market value, the Adviser determined the price of the security held by the Funds based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board.

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GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

Fixed income instruments are valued based on prices received from pricing services. The pricing services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the pricing services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments.

Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of the last bid and asked prices, if available, and otherwise at the closing bid price. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in closed-end funds are valued at closing quoted sale price or the official closing price of the day, respectively. Registered fund positions held by HIPS at June 30, 2026 are represented by closed-ended (single class) registered funds and open-end mutual fund. Registered fund positions held by DRUP are represented by open-ended mutual funds.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of each Fund net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” A variety of factors may be considered in determining the fair value of such securities.

Valuing each Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

4. FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Annual Report | June 30, 2026	17

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

The hierarchy classification of inputs used to value each Fund’s investments at June 30, 2026 were as follows:

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$98,676,975	$–	$98,676,975
Total	$–	$98,676,975	$–	$98,676,975

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Futures Contracts	$3,001,505	$–	$–	$3,001,505
Liabilities
Futures Contracts	(13,282,352)	–	–	(13,282,352)
Total	$(10,280,847)	$–	$–	$(10,280,847)

GraniteShares HIPS U.S. High Income ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$82,107,185	$–	$–	$82,107,185
Investment Companies	26,892,177	–	–	26,892,177
United States Treasury Obligations	–	48,692,551	–	48,692,551
Total	$108,999,362	$48,692,551	$–	$157,691,913

GraniteShares Nasdaq Select Disruptors ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$46,518,580	$–	$–	$46,518,580
Total	$46,518,580	$–	$–	$46,518,580

As of June 30, 2026, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3.

5. ADVISORY AND OTHER AGREEMENTS

GraniteShares Advisors LLC (the “Adviser”), the investment adviser to the Funds, is a Delaware limited Liability Company located at 222 Broadway, 21st floor, New York, NY 10038. The Adviser provides investment advisory services to exchange-traded funds. The Adviser serves as investment adviser to the Funds with overall responsibility for the portfolio management of the Funds, subject to the supervision of the Board of Trustees (the “Board”) of the Trust.

For its services, the Adviser receives a fee that is equal to 0.25% per annum of the average daily net assets of COMB, 0.70% per annum of the average daily net assets of HIPS and 0.60% per annum of the average daily net assets of DRUP, calculated daily and paid monthly. Pursuant to the Advisory Agreement, the Adviser is responsible for substantially all expenses of each Fund (excluding interest, taxes, brokerage commissions, expenses related to short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act).

Pursuant to the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of counsel to the Independent Trustees; (iv) extraordinary expenses; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) interest and taxes of any kind or nature; (vii) any fees and expenses related to the provision of securities lending services; and (viii) the advisory fee payable to the Adviser under the Advisory Agreement.

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GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

This contractual arrangement may only be changed or eliminated by or with the consent of the Funds’ Board of Trustees.

The Adviser is the only related party involved with the operations of the Funds.

ALPS Fund Services, Inc. (“AFS”) serves as the Funds’ Administrator, and Accounting Agent pursuant to the Fund Administration and Accounting Agreement. Brown Brothers Harriman & Co serves as the Funds’ Custodian and Transfer Agent pursuant to the Custodian and Transfer Agent Agreement.

ALPS Distributors, Inc. (“Distributor”) serves as the Funds’ distributor. The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to a maximum annual rate of 0.25% of its average net assets in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. No distribution fees are currently charged to the Funds; there are no plans to impose these fees.

6. SHARE TRANSACTIONS

Shares of the Funds are listed and traded on NYSE Arca. Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF Creation Units are issued and redeemed for cash. GraniteShares HIPS US High Income ETF and GraniteShares Nasdaq Select Disruptors ETF Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of a Creation Unit. The standard fixed transaction fee for each Fund is $500, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. There were no variable fees received during the year. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

7. INVESTMENT TRANSACTIONS

During the year ended June 30, 2026, the cost of purchases and proceeds from sales of investment securities, excluding short-term securities and in-kind transactions, were as follows:

Fund	Purchases	Sales
GraniteShares HIPS U.S. High Income ETF	$55,371,304	$56,159,799
GraniteShares Nasdaq Select Disruptors ETF	25,408,443	25,587,777

For the year ended June 30, 2026, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
GraniteShares HIPS U.S. High Income ETF	$37,824,720	$29,214,197
GraniteShares Nasdaq Select Disruptors ETF	–	9,542,363

For the year ended June 30, 2026, HIPS and DRUP had in-kind net realized gains of $1,671,492 and $3,096,552, respectively.

For COMB there were no costs of purchases and proceeds from sales of investments securities (excluding short-term investments) or in-kind transactions for the year ended June 30, 2026.

Annual Report | June 30, 2026	19

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

8. VALUATION OF DERIVATIVE INSTRUMENTS

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations. COMB uses derivative instruments as part of its principal investment strategy to achieve its investment objective.

The following is the location and fair values of the Funds’ derivative investments disclosed, if any, in the Consolidated Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2026:

Risk Exposure	Asset Location	Fair Value	Liability Location	Fair Value
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Commodity Contracts (Futures Contracts)	Unrealized appreciation on futures contracts	$3,001,505	Unrealized depreciation on futures contracts	$(13,282,352)
Total		$3,001,505		$(13,282,352)

Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is the location and the effect of derivative investments, if any, on the Funds’ Consolidated Statement of Operations, categorized by primary market risk exposure during the year ended June 30, 2026:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Commodity Contracts (Futures Contracts)	Net realized gain on futures contracts/Net change in unrealized depreciation on futures contracts	$31,498,146	$(10,264,100)
Total		$31,498,146	$(10,264,100)

For COMB for the year ended June 30, 2026, the average notional value of futures contracts held were $124,534,073 for long futures and ($7,060,307) for short futures and the ending notional value of the futures contracts were $138,145,249 for long futures and ($16,685,778) for short futures.

9. FEDERAL INCOME TAX MATTERS

The Funds intend to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to Federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years, as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

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GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

At June 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	$661	$(10,280,847)	$(10,280,186)	$98,676,317
GraniteShares HIPS U.S. High Income ETF	10,682,084	(10,730,755)	(48,671)	157,740,584
GraniteShares Nasdaq Select Disruptors ETF	12,519,844	(4,225,846)	8,293,998	38,224,582

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sales and other tax timing differences resulting from the investments in pass through entities.

At June 30, 2026, the components of undistributed or accumulated earnings/loss on a tax-basis were as follows:

Fund	Undistributed net investment income	Accumulated net realized loss on investments	Other accumulated gains/(losses)	Net unrealized appreciation/(depreciation) on investments and derivatives	Total
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	10,077,270	$(946,337)	$9,675,953	$(10,280,186)	$8,526,700
GraniteShares HIPS U.S. High Income ETF	–	(19,933,625)	(1,901,152)	(48,671)	(21,883,448)
GraniteShares Nasdaq Select Disruptors ETF	–	(13,207,096)	(65,254)	8,293,998	(4,978,352)

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next year without expiration. As of June 30, 2026, the following amounts are available as carry forwards to the next year:

Fund	Short-Term	Long-Term
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	$940,212	$6,125
GraniteShares HIPS U.S. High Income ETF	8,152,780	11,780,845
GraniteShares Nasdaq Select Disruptors ETF	6,448,138	6,758,958

Late Year Ordinary Losses and Capital Losses arising in the post-October period of the current fiscal year may be deferred to the next fiscal year if the fund elects to defer the recognition of these losses. When this election is made, any losses recognized during the period are treated as having occurred on the first day of the next fiscal year separate from and in addition to the application of normal late year ordinary and capital loss carry forwards as described above.

The Funds elect to defer to the year ending June 30, 2027 late year ordinary losses recognized during the period November 1, 2025 – June 30, 2026 in the amounts of:

Fund	Late Year Ordinary Losses Deferred
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	$–
GraniteShares HIPS U.S. High Income ETF	–
GraniteShares Nasdaq Select Disruptors ETF	65,254

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Funds’ capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended June 30, 2026, the following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect permanent tax differences resulting primarily from in-kind transactions and differing treatment of investments in partnerships:

Fund	Paid-in Capital	Total Distributable Earnings
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	$9,143,206	$(9,143,206)
GraniteShares HIPS U.S. High Income ETF	2,851,963	(2,851,963)
GraniteShares Nasdaq Select Disruptors ETF	2,969,488	(2,969,488)

Annual Report | June 30, 2026	21

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

The tax character of distributions paid by the Funds during the years ended June 30, 2026 and 2025 were as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
June 30, 2026
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	$9,360,813	$–	$–
GraniteShares HIPS U.S. High Income ETF	7,132,815	–	4,401,935
GraniteShares Nasdaq Select Disruptors ETF	–	–	–

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
June 30, 2025
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	$2,000,012	$–	$–
GraniteShares HIPS U.S. High Income ETF	7,121,529	–	2,779,221
GraniteShares Nasdaq Select Disruptors ETF	–	–	–

10. INDEMNIFICATION

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that has not yet occurred. Management expects this risk of loss to be remote.

11. PRINCIPAL RISKS

In the normal course of business, the Funds make investments in financial instruments where the risk of potential loss exists due to changes in the market. The following is a description of select risks of investing in the Funds.

COMB is “non-diversified,” meaning that a relatively high percentage of their assets may be invested in a limited number of issuers of securities.

Business Development Company (“BDC”) Risk (HIPS): BDC’s may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs usually trade at a discount to their NAV because they invest in unlisted securities and have limited access to capital markets. BDC’s are subject to management and other expenses, which will be indirectly paid by each Fund.

Commodity Futures (COMB): COMB expects to gain exposure to the commodity futures markets initially by investing in Commodity Futures through the Subsidiary. A Commodity Futures contract is a standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of underlying commodity at a specified time and place or, alternatively, may call for cash settlement.

Commodity-linked derivative instruments (COMB): Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. A commodity-linked instrument is a financial instrument whose value is linked to the movement of a commodity, commodity index, or commodity futures contract. The value of commodity-linked instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

Fixed Income Securities (COMB): COMB will invest in Fixed Income Securities. The Fixed Income Securities in which COMB may invest include U.S. government securities, U.S. government agency securities, corporate bonds, debentures and notes, mortgage-backed and other asset-backed securities, event-linked bonds, bank certificates of deposit, fixed time deposits, bankers’ acceptances, commercial paper and other short-term fixed income securities with maturities of up to two years. COMB’s Fixed Income Securities earn interest income for COMB and can be used as collateral (also referred to as “margin”) for the COMB’s investments in Commodity Futures. COMB does not target a specific duration or maturity for the debt securities in which it invests. The average duration of the portfolio of Fixed Income Securities will vary based on interest rates.

Industry Concentration Risk (DRUP): In following its methodology, the Index from time to time may be concentrated in securities of issuers located in a single industry or group of industries. To the extent that the Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If the Index is not concentrated in a particular industry or group of industries, the Fund will not concentrate in a particular industry or group of industries.

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GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

Investment Company Risk (HIPS): The risks of investment in investment companies typically reflect the risks of the types of instruments in which the investment companies invest in. By investing in another investment company, each Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Funds may be subject to statutory limits with respect to the amount it can invest in other investment companies, which may adversely affect the Funds’ ability to achieve its investment objective.

Investment Style Risk (DRUP): The Index is intended to provide exposure to large cap U.S. equity markets, with certain securities excluded from the index in accordance with the Index methodology. The Index methodology is relatively new, and there can be no assurance that such methodology will result in positive investment performance. The Index methodology may result in the Index being more volatile than a more conventional index. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

MLP Risk (HIPS): MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising. In addition, most MLPs are fairly leveraged and typically carry a portion of a “floating” rate debt. As such, a significant upward swing in interest rates would also drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions. MLP investments also entail many of the general tax risks of investing in a partnership. Limited partners in an MLP typically have limited control and limited rights to vote on matters affecting the partnership. Additionally, there is always the risk that an MLP will fail to qualify for favorable tax treatment.

Non-Diversification Risk (DRUP): To the extent that the Fund becomes non-diversified as necessary to approximate the composition of the Index, it may invest in the securities of relatively few issuers. As a result, a single adverse economic or regulatory occurrence may have a more significant effect on the Fund’s investments, and the Fund may experience increased volatility.

REIT Investment Risk (HIPS): Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Sector Risk: To the extent the Funds invests more heavily in particular sectors of the economy, performance will be especially sensitive to developments that significantly affect those sectors.

The Funds’ prospectus contains additional information regarding risks associated with investments in the Fund.

12. RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENT

The Funds adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on the Funds’ financial statements.

13. REGULATORY UPDATES

In September 2023, the SEC adopted a final rule relating to “Names Rule” under the 1940 Act. The amendments expanded the rule to require more funds to adopt an 80 percent investment policy, including funds with names suggesting a focus in investments with particular characteristics (e.g., growth or value) or with terms that reference a thematic investment focus (e.g., environmental, social, or governance factors). The amendments will require that a fund review its name for compliance with the rule. If needed, a fund may need to adopt an 80 percent investment policy and review its portfolio assets’ treatment under such policy at least quarterly. The rule also requires additional prospectus disclosure and reporting and record keeping requirements. The amendments became effective in December 2023. Following a recent extension by the SEC, fund groups with net assets of $1 billion or more must comply by June 11, 2026, while smaller fund groups (less than $1 billion in net assets) have until December 11, 2026. Management has determined that adoption of this rule will not have a material impact on the Funds’ financial statements.

14. SUBSEQUENT EVENTS

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

Annual Report | June 30, 2026	23

GraniteShares ETF Trust	Report of Independent Registered Public Accounting Firm

To the Shareholders and

The Board of Directors of GraniteShares ETF Trust

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF (“COMB”), a series of GraniteShares ETF Trust, including the consolidated schedule of investments as of June 30, 2026, and the related consolidated statement of operations, the consolidated statements of changes in net assets and the consolidated financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “consolidated financial statements”).

We have also audited the accompanying statements of assets and liabilities of GraniteShares HIPS U.S. High Income ETF (“HIPS”) and GraniteShares Nasdaq Select Disruptors ETF (“DRUP”), (collectively along with COMB, referred to as the “Funds”), each a series of GraniteShares ETF Trust, including the schedules of investments, as of June 30, 2026, the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the consolidated financial statements and financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2026, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated in the tables below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds constituting Granite Shares ETF Trust	Consolidated Statement of Operations	Consolidated Statements of Changes in Net Assets	Consolidated Financial Highlights
COMB	For the year ended June 30, 2026	For each of the two years in the period ended June 30, 2026	For each of the five years in the period ended June 30, 2026

Individual Funds constituting GraniteShares ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
HIPS, DRUP	For the year ended June 30, 2026	For each of the two years in the period ended June 30, 2026	For each of the five years in the period ended June 30, 2026

Basis for Opinion

These consolidated financial statements and financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ consolidated financial statements and financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more GraniteShares LLC investment companies since 2019.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements and financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements and financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements and financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements and financial statements. Our procedures included confirmation of securities owned as of June 30, 2026 by correspondence with the custodians and brokers, when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

August 28, 2026

24	www.graniteshares.com

GraniteShares ETF Trust	Additional Information
June 30, 2026 (Unaudited)

Federal Tax Information

The Funds designate the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2025:

	Qualified Dividend Income	Dividends Received Deduction	199A
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	0.00%	0.00%	0.00%
GraniteShares HIPS U.S. High Income ETF	4.14%	0.22%	21.22%
GraniteShares Nasdaq Select Disruptors ETF	0.00%	0.00%	0.00%

In early 2026, if applicable, shareholders of record received this information for the distribution paid to them by the Funds during the calendar year 2025 via Form 1099. The Funds will notify shareholders in early 2027 of amounts paid to them by the Funds, if any, during the calendar year 2026.

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Funds designated the following amounts as long-term capital gain dividends for the calendar year ended December 31, 2025.

Long Term Capital Gain
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	$0.00
GraniteShares HIPS U.S. High Income ETF	$0.00
GraniteShares Nasdaq Select Disruptors ETF	$0.00

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Fund’s website at www.graniteshares.com.

Authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about a Fund and may be obtained by 1-800-SEC-0330.

Distributor, ALPS Distributors, Inc.

Annual Report | June 30, 2026	25

GraniteShares ETF Trust	Changes in and Disagreements with Accountants for Open-End Management Investment Companies
June 30, 2026 (Unaudited)

Not applicable for this reporting period.

26	www.graniteshares.com

GraniteShares ETF Trust	Proxy Disclosures for Open-End Management Investment Companies
June 30, 2026 (Unaudited)

Not applicable for this reporting period.

Annual Report | June 30, 2026	27

GraniteShares ETF Trust	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
June 30, 2026 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the period ended June 30, 2026:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Steven James Smyser, Trustee	$35,000	$–	$35,000
Seddik Meziani, Trustee	$35,000	$–	$35,000
Total	$70,000	$–	$70,000

Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Trust.

Pursuant to the Funds’ unitary fee arrangements, the Funds do not pay any Trustee fees. The Trustee fees are paid by the Adviser.

28	www.graniteshares.com

GraniteShares ETF Trust	Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2026 (Unaudited)

GraniteShares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2016, and is authorized to establish multiple series, with each series representing interests in a separate portfolio of securities and other assets of the Trust. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the supervision of the Board of Trustees of the Trust (the “Board,” with the members of the Board referred to individually as “Trustees”), and pursuant to the terms of multiple investment advisory agreements between GraniteShares Advisors LLC (the “Adviser” or “GraniteShares”) and the Trust, GraniteShares provides a continuous program of investment management for each series of the Trust (each, a “Fund” and collectively, the “Funds”) and, among other services, determines, in its discretion, the securities to be purchased, retained or sold with respect to each Fund.

At a meeting held on May 8, 2026 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested person[s],” as defined in the 1940 Act, of the Trust (the “Independent Trustees”), reviewed and unanimously approved the investment advisory agreements (the “Agreements”) for a two-year period from the date the first of the Funds commences operations in each relevant Agreement, with respect to each of the Delta 1 Funds (the “D1 Funds”), each of the Short and Leveraged Funds (the “S&L Funds”), each of the YieldBOOST Funds (the “YB Funds”), each of the Autocallable Funds (the “AC Funds”), and each of the Prediction Market Funds (the “PM Funds”). The Meeting was held via telephone conference based on exemptive relief issued by the Securities and Exchange Commission (“SEC”), with the Board’s intention to ratify the approval of the Agreements at its next in-person meeting.1

In advance of the Meeting, the Board received information about each Fund, the Agreements, and the Adviser to facilitate the Board’s review of the Agreements, as required by Section 15(c) of the 1940 Act. In addition to such information, the Board noted that the evaluation process with respect to the Adviser is an ongoing one, as part of the Board’s regular oversight of the Funds. Thus, in considering the approval of the Agreements, the Board took into account its review of the performance and services provided by the Adviser with respect to the existing series of the Trust at regularly scheduled meetings held throughout the year. The Board also receives information informally outside of the Board meetings, as circumstances warrant.

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Agreements.

The Board took note of relevant judicial precedent and regulations adopted by the SEC setting forth factors to be considered by a board when evaluating investment advisory agreements including, among other matters: (1) the nature, extent and quality of the services provided by the investment adviser; (2) the costs of the services provided and profitability to the investment adviser with respect to its relationship with the fund; (3) the advisory fees and total expense ratio of the fund compared to a relevant peer group of funds; (4) the extent to which economies of scale would be realized as the fund grows and whether the advisory fee for the fund would enable investors to share in the benefits of economies of scale; and (5) other benefits received by the investment adviser from its relationship with the fund.

At the Meeting, the Board evaluated the information prepared for the 15(c) review process. The Meeting included a presentation by representatives of the Adviser during which the Independent Trustees and counsel were able to pose questions. The Adviser’s presentation included a discussion of the Adviser’s resources and capabilities, including its financial condition and ability to provide the contracted-for services under the Agreements, as well as a review of the experience and qualifications of the Funds’ portfolio managers and other key personnel of the Adviser. The Trustees were also presented with quantitative data showing how each existing Fund in the Trust performed against its relevant benchmark and whether the Fund met its investment objective over the relevant period.

Following an analysis and discussion of the factors identified below, in the exercise of their reasonable business judgment and in light of their respective fiduciary duties, the Trustees unanimously concluded that it was in the best interest of the Trust to approve the Agreements. In making determinations regarding the factors identified below, the Trustees considered information received (both oral and written) at the Meeting, as well as information obtained through the Board’s experience overseeing the existing Funds in the Trust. In this regard, the Board’s conclusions were also based on its knowledge of how well the Adviser performs its duties obtained through Board meetings, discussions, and reports. The Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.

1	On March 13, 2020, the SEC issued an exemptive order providing relief to registered management investment companies from certain provisions of the 1940 Act in light of the outbreak of coronavirus disease 2019 (COVID-19), including the in-person voting requirements under Section 15(c) of the 1940 Act with respect to approving or renewing an investment advisory agreement, subject to certain conditions. The relief was originally limited to the period from March 13, 2020 to June 15, 2020, and was subsequently extended through August 15, 2020. On June 19, 2020, the SEC issued an order extending the duration of the conditional relief further, through at least December 31, 2020. The Board, including the Independent Trustees, relied on this relief in voting to renew the Advisory Agreement at the Meeting.

Annual Report | June 30, 2026	29

GraniteShares ETF Trust	Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2026 (Unaudited)

In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Trustee’s business judgment after consideration of the information as a whole. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The principal factors and conclusions that formed the basis for the Trustees’ determinations to approve the Agreements are discussed below.

Nature, Extent and Quality of Services. The Board considered the functions performed by the Adviser for each Fund and the nature and quality of services provided by GraniteShares. The Board noted that each Fund was an exchange-traded fund (“ETF”) and the Board considered the qualifications and experience of the Adviser’s key personnel, including, in particular, the experience of the Adviser’s principals in managing ETFs and coordinating their operation and administration. The Trustees also considered the responsibilities assumed by the Adviser, including, among other things: responsibility for the general management of the day-to-day investment and reinvestment of the assets of each Fund; determining the daily basket of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of shares; monitoring and managing pricing and risks of each Fund; and monitoring and coordinating the provision of services to each Fund by each of the third-party service providers, including the fund administrator, transfer agent, custodian and distributor. The Board also considered the quality of the operational and compliance infrastructure supporting each Fund, including the regular reports provided by the Trust’s Chief Compliance Officer regarding compliance procedures and practices. In addition, the Board noted the reports received at each Board meeting regarding regulatory developments germane to the ETF and registered fund industry.

The D1 Funds

With respect to each of the D1 Funds, the Board assessed the Adviser’s management capabilities as demonstrated by each Fund’s performance and ability to meet its investment objective.

The Board noted that COMB is an actively managed ETF that seeks to provide long-term capital appreciation, primarily through exposure to commodity futures markets. The Fund’s investment strategy is based in part on the Bloomberg Commodity Index (the “COMB Benchmark”), which is designed to be a highly liquid and broad benchmark for commodities futures investments. The Board considered the information it received, including at each regularly scheduled Board meeting, regarding the Fund’s returns on a market price basis and on a net asset value (“NAV”) basis, as well as the returns of the COMB Benchmark, and the related performance attribution commentary provided by the Adviser.

As to HIPS, the Board noted that the Fund seeks to track the performance, before fees and expenses, of the EQM High Income Pass-Through Securities Index (the “HIPS Index”). HIPS is a rules-based index that measures the performance of up to 40 high income U.S.-listed securities that typically have “pass-through” structures that require them to distribute substantially all of their earnings to shareholders as cash distributions. As with COMB, the Board took into account the information it received regarding HIPS’s returns on a market price basis and on a NAV basis, and the returns of the HIPS Index over the same periods, as well as the Adviser’s performance attribution analysis.

With respect to DRUP, the Board noted that the Fund seeks to track the performance, before fees and expenses, of the Nasdaq US Large Cap Select Disruptors Index (the “DRUP Index”), which tracks the performance of large-cap, U.S.-listed companies with high disruption scores. Companies are assigned a disruption score using a multifactor scoring model, which is based on multiple fundamental metrics such as patent value, revenue growth, research and development expenses, and gross margins. The index universe consists of all issuers from the Nasdaq US 500 Large Cap Index, and the top 50 securities are selected for inclusion in the DRUP Index. The DRUP Index is a modified free-float market capitalization-weighted index to reduce excessive concentration. The Index is reconstituted semi-annually and rebalanced quarterly. As with COMB and HIPS, the Board considered the information it received regarding DRUP’s returns on a market price basis and on a NAV basis, and the returns of the DRUP Index over the same periods, as well as the Adviser’s performance attribution analysis.

The S&L Funds

With respect to each of the S&L Funds, the Board noted that each Fund seeks to replicate the daily performance of an underlying stock multiplied by a leveraged factor. Since the launch of the S&L funds in the Trust, the index strategies have been modified and refined to best replicate the performance of the underlying stocks, the number of counterparties has increased to provide greater asset coverage, and the Adviser has refined its operational capabilities to manage the S&L Funds. The Board considered the information it received, including at each regularly scheduled Board meeting, regarding the standard deviation of a S&L Fund’s NAV from the price changes of each’s Fund’s underlying stock, premium/discount and intraday trading spreads, as well as the related performance attribution commentary provided by the Adviser.

The YB Funds

With respect to each of the single stock YB Funds, the Board noted that each Fund seeks to generate income by selling put options on leveraged ETFs and the Adviser will balance the amount distributed to shareholders and the impact of NAV erosion during periods of high volatility. With respect to each of the fund-of-funds YB Funds, the Board considered that the Funds will be actively managed, similar to the single stock YB funds, and their investment strategies will generate yield by investing in single stock YB Funds. The Board considered that the Adviser has managed the YB Funds since December 2024, the Adviser has been able to maintain a high level of income in the funds, and the Adviser has managed the funds within tight performance metrics. The Board considered the information it received, including ongoing discussions with the Adviser regarding its observations about market trends, and its ability to efficiently develop and market investment products to tap into those trends and demands.

30	www.graniteshares.com

GraniteShares ETF Trust	Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2026 (Unaudited)

The AC Funds

With respect to each of the AC Funds, the Board considered that each Fund will be actively managed and aimed to generate income by gaining exposure to a diversified set of autocallable instruments. The Board considered that the Adviser was the first issuer to bring autocallable products on single names under an ETF wrapper, the Adviser’s history of launching new innovative products and managing those products within tight performance metrics, and the Adviser has refined its operational capabilities to manage the AC Funds. The Board considered the information it received, including ongoing discussions with the Adviser regarding its observations about market trends, and its ability to efficiently develop and market investment products to tap into those trends and demands With respect to each of the YB Funds, the Board considered that the Funds will be actively managed, similar to the other existing YieldBoost funds, and their investment strategies will generate yield by investing in other existing YieldBoost funds. The Board considered that the YieldBoost Single Stock Universe ETF will invest in all of the single-stock YieldBoost ETFs and the YieldBoost Single TopYielders ETF will invest in the single-stock YieldBoost ETFs that generate the highest yield at the time of rebalancing. The Board considered that the Adviser has managed the YieldBoost funds since December 2024, the Adviser has been able to maintain a high level of income in the funds, and the Adviser has managed the funds within tight performance metrics. The Board considered the information it received, including ongoing discussions with the Adviser regarding its observations about market trends, and its ability to efficiently develop and market investment products to tap into those trends and demands.

The PM Funds

With respect to each of the PM Funds, the Board considered that each Fund will be actively managed and will seek to gain exposure to certain events by gaining exposure to a prediction contract and roll forward to a new prediction contract prior to expiration of the prior contract to ensure that the ETF will maintain value after the prior event has taken place. The Board considered that the Adviser was the first issuer to bring prediction contracts under an ETF wrapper, and the Adviser’s history of launching new innovative products, managing those products within tight performance metrics, and refining their operational processes. The Board considered the information it received, including ongoing discussions with the Adviser regarding its observations about market trends, and its ability to efficiently develop and market investment products to tap into those trends and demands.

All Funds

The Board considered the performance data, analyses and reports regularly provided by the Adviser regarding each Fund in the Trust, including index tracking, premium/discount and intraday trading spreads, among other things. The Board also considered the Adviser’s commentary regarding broader market trends and macroeconomic developments and interrelationship between market conditions and each Fund’s performance. The Board concluded that it was satisfied with the information provided regarding, and explanations for, the performance of each existing Fund in the Trust, with the expectation that the Adviser would provide the same level of information and analysis with respect to each new Fund.

Based on the foregoing, including the acceptability of the terms of the Agreements and the responsibilities assumed by the Adviser thereunder, the Board concluded that the Adviser and its personnel continue to be qualified to serve each Fund in such capacity, and that the nature, quality and extent of services provided by the Adviser are expected to be satisfactory and appropriate for each Fund.

Comparative Fees, Costs of Services Provided by the Adviser from Its Relationship with Each Fund. The Board considered information provided by the Adviser regarding the advisory fee for each Fund in connection with the proposed approval of the Agreements and the Adviser’s rationale therefor. The Board also considered that the Adviser will have an expense limitation agreement in place for each S&L Fund, YB Fund, AC Fund, and PM Fund until December 31, 2027.

The D1 Funds

With respect to each of the D1 Funds, the Board noted that the Adviser recommended maintaining the current advisory fee for each of COMB, HIPS and DRUP at 0.25%, 0.70% and 0.60% per annum, respectively. The Board considered that the advisory fee for each Fund is a unitary fee pursuant to which the Adviser assumes substantially all expenses of the Fund (excluding interest, Acquired Fund Fees and Expenses, taxes, brokerage commissions, expenses related to short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act). Thus, the Board reviewed information provided in the Meeting materials comparing each Fund’s proposed unitary fee to certain other funds identified by the Adviser. The Board also took into account the information provided regarding the Adviser’s process for identifying such other funds.

With respect to COMB, the Adviser identified certain ETFs and mutual funds providing broad commodity exposures (with particular focus on the least expensive mutual fund share class) using third-party data sources. The Board observed that the Fund’s proposed unitary fee was significantly lower than the average total expense ratio of the commodity funds deemed relevant for comparative analysis.

Annual Report | June 30, 2026	31

GraniteShares ETF Trust	Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2026 (Unaudited)

With respect to HIPS and DRUP, the Adviser identified certain ETFs and mutual funds providing similar exposures using third-party data sources. The Board noted that each Fund’s fee was higher than the respective average peer fee, but lower than the maximum observed fee, and the strategy for each Fund was unique in the marketplace.

In assessing the proposed unitary fee for each Fund, the Board also considered the Adviser’s description of the resources involved in managing each Fund. In addition, the Board considered each Fund’s size and the likelihood that the Adviser would continue to absorb certain operational expenses incurred by each Fund through the renewal term of the Agreement.

The S&L Funds

With respect to the existing S&L Funds, the Board considered the proposed annual advisory fees at their current level. With respect to each of the New S&L Funds, the Board considered the proposed varied fee levels based on whether each fund had long or short exposure and the amount of leverage applied to each fund. The Board noted as assets held for short periods, investors focus on the tradability and investment objective of the fund, and that management fees and expense ratios have little impact over the short duration that each fund was expected to be held. The Board also considered that the Adviser had worked with its swap counterparties on strategies that would enable a fund to have long and short leverage factors greater than 2x while still complying with the derivative risk limits imposed by the SEC. The Board considered that the Adviser recommended for each of the S&L Funds a non-unitary fee structure and a total expense ratio capped by a fee waiver in effect until at least December 31, 2027. The Board noted that the Adviser did not recommend lowering the Adviser’s fees for the S&L Funds because the daily tracking performance of the existing S&L Funds was small and stable, the Adviser expected commercial uncertainties with respect to the S&L Funds, the Funds were unique and operationally intensive to manage, and the costs of launching and managing the S&L Funds benefit from the advisory fee levels. After further consideration, the Board determined that the advisory fees and expected profitability for each S&L Fund were not unreasonable.

The YB Funds

With respect to each of the single stock YB Funds, the Board considered that the Adviser recommended a management fee of 0.99% with a non-unitary fee structure and total expense ratio of 1.15%, and for the fund-of-funds YB Funds, the Board considered that the Adviser recommended a management fee of 0.29% with a non-unitary fee structure and a total expense ratio of 0.50%, all of which would be capped by a fee waiver in effect until at least December 31, 2027. The Board considered that with the YB Funds, the Adviser was not seeking to replicate the strategy of other funds that exist but rather take entrepreneurial risk in launching and managing funds with unique strategies in order to build a market for those funds. The Board also noted that the fund-of-funds YB Funds invest in the YieldBOOST series of the Trust, and the management fee and fee waiver did not include the fees and expenses of the underlying funds that each of the fund-of-fund YB Funds will invest in. The Board considered that the management fees for each of the single stock YB funds was greater than the average management fees for peer ETFs and mutual funds with option-based income strategies. After further consideration, the Board determined that the advisory fees for each YB Fund was not unreasonable.

The AC Funds

With respect to each of the AC Funds, the Board considered that the Adviser recommended a management fee of 0.99% with a non-unitary fee structure and a total expense ratio of 1.15% capped by a fee waiver in effect until at least December 31, 2027. The Board noted that the AC Funds consisted of autocallable instruments on single names under an ETF wrapper, which was an asset type that was typically accessed via a bank or broker through significant investment, relatively high fees, and limited diversification. The Board also observed that investors could access the autocallable asset class via limited ETFs of broad indices, and that the advisers to the peer funds had lower management fees than the Adviser’s recommended management fees for each of AC Funds. The Board observed that the AC Funds benefit from the Adviser’s operational capabilities and experience gained managing the S&L Funds and YB Funds of the Trust. The Board considered that with the AC Funds, the Adviser was not seeking to replicate the strategy of other funds that exist but rather take entrepreneurial risk in launching new funds with unique strategies in order to build a market for those funds. In addition, the Board considered the size of peer funds and the likelihood that the Adviser would absorb certain operational expenses incurred by each AC Fund through the end of December 31, 2027. After further consideration, the Board determined that the Adviser’s proposed advisory fees for each of the AC Funds was not unreasonable.

The PM Funds

With respect to each of the PM Funds, the Board considered that the Adviser recommended a management fee of 0.99% with a non-unitary fee structure and a total expense ratio of 1.15% capped by a fee waiver in effect until at least December 31, 2027. The Board observed that prediction markets are a recent innovation and there are no instances where prediction contracts have been wrapped in an ETF. The Board considered that structuring the PM Funds was highly complex, there were few brokers that would provide institutional access to relevant derivative contracts, and the Adviser was taking entrepreneurial risk in launching new funds with unique strategies in order to build a market for those funds. After consideration, the Board determined that the Adviser’s proposed advisory fees for each of the PM Funds was not unreasonable.

Based on the information presented and the discussions at the Meeting, the Board concluded that each Fund’s proposed fees were reasonable given, among other things, the nature, extent and quality of the services provided under the Agreements.

32	www.graniteshares.com

GraniteShares ETF Trust	Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2026 (Unaudited)

Economies of Scale. The Board considered the potential for the Adviser to experience economies of scale in the provision of services to the Funds and the extent to which potential scale benefits are shared with shareholders.

The Board considered whether the Adviser was benefiting from economies of scale in the provision of services to each of the new Funds and whether such services are being shared with each Fund’s shareholders under the Agreements. The Board noted that the Adviser’s operational efficiencies have improved and will continue to improve. The Board considered the prospects for growth of each of the Funds and concluded that the expense limitation agreements were adequate for each of the Funds, and economies of scale would be revisited as each Fund’s asset levels increase.

The Board concluded that the Adviser’s arrangements with respect to the Funds constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

Conclusion. Based on all of the foregoing, the Board, including the Independent Trustees, concluded that the advisory fee for each Fund is fair and reasonable in light of the extent and quality of the services provided and expected to be provided over the term, and that the approval of the Agreements was in the best interest of the Trust. At the Meeting, the Board, including the Independent Trustees, unanimously approved the Agreements as to each of the Funds.

Annual Report | June 30, 2026	33

GraniteShares Autocallable ETF

222 Broadway, 21st Floor

New York, NY 10038

Must be accompanied or preceded by a prospectus.

ALPS Distributors, Inc., a FINRA member, is the Distributor for the GraniteShares Autocallable ETF.

graniteshares

GraniteShares ETF Trust

Annual Report Financial Statements & Other Information

June 30, 2026

(1) the Fund was previously named the "GraniteShares 1.75x Long BABA Daily ETF". The Fund's name was changed on January 22, 2024 following the change in the Fund Investment Objective.
(2) the Fund was previously named the "GraniteShares 1.5x Long META Daily ETF". The Fund's name was changed on January 22, 2024 following the change in the Fund Investment Objective.
(3) the Fund was previously named the "GraniteShares 1.5x Long NVDA Daily ETF". The Fund's name was changed on January 22, 2024 following the change in the Fund Investment Objective.
(4) the Fund was previously named the "GraniteShares 1.75x Long AAPL Daily ETF". The Fund's name was changed on January 22, 2024 following the change in the Fund Investment Objective.
(5) the Fund was previously named the "GraniteShares 1.5x Long COIN Daily ETF". The Fund's name was changed on January 22, 2024 following the change in the Fund Investment Objective.
(6) the Fund was previously named the "GraniteShares 1.5x Short NVDA Daily ETF". The Fund's name was changed on January 22, 2024 following the change in the Fund Investment Objective.
(7) the Fund was previously named the "GraniteShares 1.75x Long TSLA Daily ETF". The Fund's name was changed on January 22, 2024 following the change in the Fund Investment Objective.
(8) the Fund was previously named the "GraniteShares 1.5x Short TSLA Daily ETF". The Fund's name was changed on January 22, 2024 following the change in the Fund Investment Objective.
(9) the Fund was previously named the "GraniteShares 1x Short COIN Daily ETF". The Fund's name was changed on May 4, 2025 following the change in the Fund Investment Objective.

GraniteShares 2x Long BABA Daily ETF	Schedule of Investments
June 30, 2026

Other Assets In Excess Of Liabilities - (100.00%)	$74,518,266	(a)

NET ASSETS (100.00%)	$74,518,266

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Clear Street, LLC	Alibaba Group Holding, Ltd.	$60,082,499	OBFR01	125 bps	Monthly	Receive	01/19/2028	$64,302,089	$4,219,590
TD Cowen	Alibaba Group Holding, Ltd.	51,658,375	SOFRRATE	200 bps	Monthly	Receive	07/29/2027	56,753,550	5,095,175
Wells Fargo	Alibaba Group Holding, Ltd.	31,166,952	FEDL01	200 bps	At Termination	Receive	04/13/2027	28,112,542	(3,054,410)
TOTAL		$142,907,826						$149,168,181	$6,260,355

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

FEDL - Federal Funds Effective Rate

SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.
Annual Report | June 30, 2026	1

GraniteShares 2x Long META Daily ETF	Schedule of Investments
June 30, 2026

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 10.12%(a)
United States Treasury Bill, 3.798% , 07/02/2026	$20,000,000	$19,998,006
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $19,998,031)		19,998,006

TOTAL INVESTMENTS - 10.12%
(Cost $19,998,031)		$19,998,006

Other Assets In Excess Of Liabilities - 89.88%		177,623,214	(b)

NET ASSETS (100.00%)		$197,621,220

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Clear Street, LLC	Meta Platforms, Inc.	$127,000,587	OBFR01	100 bps	Monthly	Receive	10/19/2027	$137,261,381	$10,260,794
Goldman Sachs	Meta Platforms, Inc.	84,127,779	SOFRRATE	200 bps	Monthly	Receive	07/09/2027	81,116,576	(3,011,203)
Morgan Stanley	Meta Platforms, Inc.	101,521,392	SOFRRATE	350 bps	Monthly	Receive	12/21/2026	100,539,379	(982,013)
TD Cowen	Meta Platforms, Inc.	75,562,456	SOFRRATE	200 bps	Monthly	Receive	07/29/2027	77,028,218	1,465,762
TOTAL		$388,212,214						$395,945,554	$7,733,340

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.
2	www.graniteshares.com

GraniteShares 2x Long NVDA Daily ETF	Schedule of Investments
June 30, 2026

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 323.95%(a)
United States Treasury Bill, 3.798% , 07/02/2026	$150,000,000	$149,985,042
United States Treasury Bill, 3.372% , 07/21/2026	13,000,000,000	12,974,027,040
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $13,125,628,299)		13,124,012,082

TOTAL INVESTMENTS - 323.95%
(Cost $13,125,628,299)		$13,124,012,082

Liabilities In Excess Of Other Assets - (223.95%)		(9,072,637,224	)(b)

NET ASSETS (100.00%)		$4,051,374,858

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Bank of America	NVIDIA Corp.	$31,278	OBFR01	300 bps	Monthly	Receive	01/29/2027	$60,027	$28,749
BMO Capital	NVIDIA Corp.	68,504,982	SOFRRATE	375 bps	At Termination	Receive	05/03/2027	140,363,135	71,858,153
Cantor Fitzgerald	NVIDIA Corp.	221,029,637	OBFR01	350 bps	Monthly	Receive	08/10/2026	219,138,568	(1,891,069)
Clear Street, LLC	NVIDIA Corp.	1,973,347,649	OBFR01	625 bps	Monthly	Receive	10/19/2027	5,078,718,395	3,105,370,746
Goldman Sachs	NVIDIA Corp.	207,195,805	SOFRRATE	300 bps	Monthly	Receive	06/11/2027	199,409,694	(7,786,111)
Natixis SA	NVIDIA Corp.	613,700,791	FEDL01	450 bps	Monthly	Receive	11/30/2026	1,401,222,266	787,521,475
Nomura Holdings, Inc.	NVIDIA Corp.	724,317,736	SOFRRATE	375 bps	Monthly	Receive	07/19/2027	715,121,660	(9,196,076)
TD Cowen	NVIDIA Corp.	9,766	SOFRRATE	200 bps	Monthly	Receive	07/29/2027	20,009	10,243
Wells Fargo	NVIDIA Corp.	89,073,765	FEDL01	300 bps	At Termination	Receive	01/05/2027	361,440,575	272,366,810
TOTAL		$3,897,211,409						$8,115,494,329	$4,218,282,920

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

FEDL - Federal Funds Effective Rate

SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.
Annual Report | June 30, 2026	3

GraniteShares 2x Long AAPL Daily ETF	Schedule of Investments
June 30, 2026

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 233.93%(a)
United States Treasury Bill, 3.389% , 07/23/2026	$43,000,000	$42,905,321
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $42,910,954)		42,905,321

TOTAL INVESTMENTS - 233.93%
(Cost $42,910,954)		$42,905,321

Liabilities In Excess Of Other Assets - (133.93%)		(24,564,402	)(b)

NET ASSETS (100.00%)		$18,340,919

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
TD Cowen	Apple, Inc.	$25,935,207	SOFRRATE	100 bps	Monthly	Receive	07/29/2027	$36,712,550	$10,777,343
TOTAL		$25,935,207						$36,712,550	$10,777,343

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.
4	www.graniteshares.com

GraniteShares 2x Long COIN Daily ETF	Schedule of Investments
June 30, 2026

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 3.64%(a)
United States Treasury Bill, 3.920% , 07/02/2026	$20,000,000	$19,998,006
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $19,998,040)		19,998,006

TOTAL INVESTMENTS - 3.64%
(Cost $19,998,040)		$19,998,006

Other Assets In Excess Of Liabilities - 96.36%		529,470,289	(b)

NET ASSETS (100.00%)		$549,468,295

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Depreciation
BMO Capital	Coinbase Global, Inc.	$131,416,618	SOFRRATE	600 bps	At Termination	Receive	10/07/2026	$119,864,836	$(11,551,782)
BMO Capital	Coinbase Global, Inc.	42,136,620	SOFRRATE	600 bps	At Termination	Receive	04/18/2028	33,565,224	(8,571,396)
Clear Street, LLC	Coinbase Global, Inc.	375,523,518	OBFR01	700 bps	Monthly	Receive	01/11/2028	336,342,257	(39,181,261)
Goldman Sachs	Coinbase Global, Inc.	172,135,800	SOFRRATE	600 bps	Monthly	Receive	07/06/2027	165,121,605	(7,014,195)
Natixis SA	Coinbase Global, Inc.	108,220,125	FEDL01	750 bps	Monthly	Receive	02/26/2027	97,654,920	(10,565,205)
Nomura Holdings, Inc.	Coinbase Global, Inc.	171,910,959	SOFRRATE	950 bps	Monthly	Receive	07/19/2027	165,743,351	(6,167,608)
TD Cowen	Coinbase Global, Inc.	186,807,631	SOFRRATE	200 bps	Monthly	Receive	07/29/2027	179,111,988	(7,695,643)
TOTAL		$1,188,151,271						$1,097,404,181	$(90,747,090)

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

FEDL - Federal Funds Effective Rate

SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.
Annual Report | June 30, 2026	5

GraniteShares 1.25x Long TSLA Daily ETF	Schedule of Investments
June 30, 2026

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 181.66%(a)
United States Treasury Bill, 3.389% , 07/23/2026	$22,500,000	$22,450,459
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $22,453,406)		22,450,459

TOTAL INVESTMENTS - 181.66%
(Cost $22,453,406)		$22,450,459

Liabilities In Excess Of Other Assets - (81.66%)		(10,092,232	)(b)

NET ASSETS (100.00%)		$12,358,227

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
TD Cowen	Tesla, Inc.	$9,122,049	SOFRRATE	100 bps	Monthly	Receive	07/29/2027	$15,466,303	$6,344,254
TOTAL		$9,122,049						$15,466,303	$6,344,254

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.
6	www.graniteshares.com

GraniteShares 2x Short NVDA Daily ETF	Schedule of Investments
June 30, 2026

Other Assets In Excess Of Liabilities - (100.00%)	$60,726,077	(a)

NET ASSETS (100.00%)	$60,726,077

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Clear Street, LLC	NVIDIA Corp.	$(87,742,723)	OBFR01	(30) bps	Monthly	Pay	01/19/2028	$(83,797,692)	$3,945,031
Goldman Sachs	NVIDIA Corp.	(15,616,621)	SOFRRATE	(40) bps	Monthly	Pay	06/01/2027	(14,026,309)	1,590,312
TD Cowen	NVIDIA Corp.	(25,821,251)	SOFRRATE	(100) bps	Monthly	Pay	07/29/2027	(23,630,629)	2,190,622
TOTAL		$(129,180,595)						$(121,454,630)	$7,725,965

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.
Annual Report | June 30, 2026	7

GraniteShares 2x Long TSLA Daily ETF	Schedule of Investments
June 30, 2026

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 92.74%(a)
United States Treasury Bill, 3.389% , 07/23/2026	$99,700,000	$99,480,478
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $99,493,538)		99,480,478

TOTAL INVESTMENTS - 92.74%
(Cost $99,493,538)		$99,480,478

Other Assets In Excess Of Liabilities - 7.26%		7,779,974	(b)

NET ASSETS (100.00%)		$107,260,452

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Bank of America	Tesla, Inc.	$7,053,148	OBFR01	300 bps	Monthly	Receive	07/30/2027	$13,290,960	$6,237,812
Clear Street, LLC	Tesla, Inc.	123,734	OBFR01	125 bps	Monthly	Receive	08/25/2026	168,240	44,506
J.P. Morgan	Tesla, Inc.	31,536,116	OBFR01	350 bps	At Termination	Receive	04/22/2027	33,605,940	2,069,824
TD Cowen	Tesla, Inc.	47,184,713	SOFRRATE	200 bps	Monthly	Receive	07/29/2027	84,708,840	37,524,127
Wells Fargo	Tesla, Inc.	46,134,660	FEDL01	200 bps	At Termination	Receive	03/30/2027	82,984,380	36,849,720
TOTAL		$132,032,371						$214,758,360	$82,725,989

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

FEDL - Federal Funds Effective Rate

SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.
8	www.graniteshares.com

GraniteShares 2x Short TSLA Daily ETF	Schedule of Investments
June 30, 2026

Other Assets In Excess Of Liabilities - (100.00%)	$39,023,823	(a)

NET ASSETS (100.00%)	$39,023,823

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Bank of America	Tesla, Inc.	$(48,757,209)	OBFR01	(100) bps	Monthly	Pay	07/30/2027	$(45,550,980)	$3,206,229
Cantor Fitzgerald	Tesla, Inc.	(36,101,257)	OBFR01	(350) bps	Monthly	Pay	04/03/2028	(32,302,080)	3,799,177
Clear Street, LLC	Tesla, Inc.	(39,242)	OBFR01	(30) bps	Monthly	Pay	07/18/2028	(42,060)	(2,818)
Goldman Sachs	Tesla, Inc.	(35,242)	SOFRRATE	(40) bps	Monthly	Pay	05/14/2027	(42,060)	(6,818)
TD Cowen	Tesla, Inc.	(136,331)	SOFRRATE	(100) bps	Monthly	Pay	07/29/2027	(126,180)	10,151
TOTAL		$(85,069,281)						$(78,063,360)	$7,005,921

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.
Annual Report | June 30, 2026	9

GraniteShares 2x Long AMD Daily ETF	Schedule of Investments
June 30, 2026

	Principal
Investments	Amount	Value

UNITED STATES TREASURY OBLIGATIONS - 207.20%(a)
United States Treasury Bill, 3.389% , 07/23/2026	$3,450,000,000	$3,442,403,686
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $3,442,855,636)		3,442,403,686

TOTAL INVESTMENTS - 207.20%
(Cost $3,442,855,636)		$3,442,403,686

Liabilities In Excess Of Other Assets - (107.20%)		(1,781,031,277	)(b)

NET ASSETS (100.00%)		$1,661,372,409

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation

BMO Capital	Advanced Micro Devices, Inc.	$405,806,920	SOFRRATE	300 bps	At Termination	Receive	04/25/2028	$627,382,800	$221,575,880
Cantor Fitzgerald	Advanced Micro Devices, Inc.	91,970,544	OBFR01	2400 bps	Monthly	Receive	06/07/2027	638,768,636	546,798,092
Clear Street, LLC	Advanced Micro Devices, Inc.	161,293,419	OBFR01	100 bps	Monthly	Receive	07/18/2028	401,699,265	240,405,846

Nomura Holdings, Inc.	Advanced Micro Devices, Inc.	219,932,333	SOFRRATE	275 bps	Monthly	Receive	07/19/2027	642,893,097	422,960,764
TD Cowen	Advanced Micro Devices, Inc.	69,063,900	SOFRRATE	3500 bps	Monthly	Receive	07/29/2027	422,902,480	353,838,580
Wells Fargo	Advanced Micro Devices, Inc.	475,655,430	FEDL01	200 bps	At Termination	Receive	03/29/2027	595,432,750	119,777,320
TOTAL		$1,423,722,546						$3,329,079,028	$1,905,356,482

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

FEDL - Federal Funds Effective Rate

SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.
10	www.graniteshares.com

GraniteShares 2x Long AMZN Daily ETF	Schedule of Investments
June 30, 2026

	Principal
Investments	Amount	Value

UNITED STATES TREASURY OBLIGATIONS - 102.67%(a)
United States Treasury Bill, 3.389% , 07/23/2026	$46,500,000	$46,397,615
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $46,403,706)		46,397,615

TOTAL INVESTMENTS - 102.67%
(Cost $46,403,706)		$46,397,615

Liabilities In Excess Of Other Assets - (2.67%)		(1,208,555	)(b)

NET ASSETS (100.00%)		$45,189,060

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
TD Cowen	Amazon.com, Inc.	$74,421,224	SOFRRATE	100 bps	Monthly	Receive	07/29/2027	$90,531,304	$16,110,080
TOTAL		$74,421,224						$90,531,304	$16,110,080

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.
Annual Report | June 30, 2026	11

GraniteShares 2x Long MSFT Daily ETF	Schedule of Investments
June 30, 2026

Other Assets In Excess Of Liabilities - (100.00%)	$125,577,456	(a)

NET ASSETS (100.00%)	$125,577,456

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Depreciation
Bank of America	Microsoft Corp.	$148,265,905	OBFR01	275 bps	Monthly	Receive	03/31/2027	$143,276,982	$(4,988,923)
TD Cowen	Microsoft Corp.	114,476,661	SOFRRATE	100 bps	Monthly	Receive	07/29/2027	108,047,108	(6,429,553)
TOTAL		$262,742,566						$251,324,090	$(11,418,476)

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.
12	www.graniteshares.com

GraniteShares 2x Short COIN Daily ETF	Schedule of Investments
June 30, 2026

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS – 524.51% ⁽ᵃ⁾
United States Treasury Bill, 3.389% , 07/23/2026	$83,900,000	$83,715,266
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $83,726,257)		83,715,266

TOTAL INVESTMENTS – 524.51%
(Cost $83,726,257)		$83,715,266

Liabilities In Excess Of Other Assets – (424.51%)		(67,754,472	)(b)

NET ASSETS (100.00%)		$15,960,794

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Marex Derivative Products, Inc.	Coinbase Global, Inc.	$(23,451,148)	OBFR01	(350) bps	Monthly	Pay	07/09/2027	$(20,110,189)	$3,340,959
Nomura Holdings, Inc.	Coinbase Global, Inc.	(29,544,483)	SOFRRATE	(1400) bps	Monthly	Pay	09/02/2026	(11,812,152)	17,732,331
TOTAL		$(52,995,631)						$(31,922,341)	$21,073,290

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.
Annual Report | June 30, 2026	13

GraniteShares 2x Long PLTR Daily ETF	Schedule of Investments
June 30, 2026

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS – 110.61% ⁽ᵃ⁾
United States Treasury Bill, 3.389% , 07/23/2026	$329,000,000	$328,275,598
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $328,318,697)		328,275,598

TOTAL INVESTMENTS – 110.61%
(Cost $328,318,697)		$328,275,598

Liabilities In Excess Of Other Assets – (10.61%)		(31,500,966	)(b)

NET ASSETS (100.00%)		$296,774,632

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
BMO Capital	Palantir Technologies, Inc.	$75,278,232	SOFRRATE	750 bps	At Termination	Receive	12/01/2026	$135,230,214	$59,951,982
Clear Street, LLC	Palantir Technologies, Inc.	139,041,374	OBFR01	250 bps	Monthly	Receive	01/19/2028	249,615,465	110,574,091
Nomura Holdings, Inc.	Palantir Technologies, Inc.	37,861,984	SOFRRATE	375 bps	Monthly	Receive	04/12/2027	39,107,784	1,245,800
TD Cowen	Palantir Technologies, Inc.	88,861,379	SOFRRATE	700 bps	Monthly	Receive	07/29/2027	144,453,910	55,592,531
Wells Fargo	Palantir Technologies, Inc.	24,924,487	FEDL01	250 bps	At Termination	Receive	05/11/2027	25,037,382	112,895
TOTAL		$365,967,456						$593,444,755	$227,477,299

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

FEDL - Federal Funds Effective Rate

SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.
14	www.graniteshares.com

GraniteShares 2x Long UBER Daily ETF	Schedule of Investments
June 30, 2026

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS – 2.86% ⁽ᵃ⁾
United States Treasury Bill, 3.389% , 07/23/2026	$600,000	$598,679
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $598,758)		598,679

TOTAL INVESTMENTS – 2.86%
(Cost $598,758)		$598,679

Other Assets In Excess Of Liabilities – 97.14%		20,364,231	(b)

NET ASSETS (100.00%)		$20,962,910

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
TD Cowen	Uber Technologies, Inc.	$38,412,609	SOFRRATE	100 bps	Monthly	Receive	07/29/2027	$41,788,650	$3,376,041
TOTAL		$38,412,609						$41,788,650	$3,376,041

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.
Annual Report | June 30, 2026	15

GraniteShares 2x Long MU Daily ETF	Schedule of Investments
June 30, 2026

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS – 171.88% ⁽ᵃ⁾
United States Treasury Bill, 3.854% , 07/02/2026	$85,000,000	$84,991,524
United States Treasury Bill, 3.389% , 07/23/2026	2,560,000,000	2,554,363,315
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $2,639,690,313)		2,639,354,839

TOTAL INVESTMENTS – 171.88%
(Cost $2,639,690,313)		$2,639,354,839

Liabilities In Excess Of Other Assets – (71.88%)		(1,103,731,424	)(b)

NET ASSETS (100.00%)		$1,535,623,415

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Goldman Sachs	Micron Technology, Inc.	$419,891,360	SOFRRATE	375 bps	Monthly	Receive	06/08/2027	$691,419,710	$271,528,350
HSBC Holdings PLC	Micron Technology, Inc.	408,045,183	SOFRRATE	1035 bps	Monthly	Receive	06/22/2027	490,457,821	82,412,638
Morgan Stanley	Micron Technology, Inc.	227,893,583	SOFRRATE	700 bps	Monthly	Receive	02/26/2027	538,591,714	310,698,131
Nomura Holdings, Inc.	Micron Technology, Inc.	188,586,225	SOFRRATE	650 bps	Monthly	Receive	01/12/2027	930,549,352	741,963,127
Wells Fargo	Micron Technology, Inc.	400,507,106	FEDL01	200 bps	At Termination	Receive	07/15/2027	419,122,699	18,615,593
TOTAL		$1,644,923,457						$3,070,141,296	$1,425,217,839

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

FEDL - Federal Funds Effective Rate

SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.
16	www.graniteshares.com

GraniteShares 2x Long TSM Daily ETF	Schedule of Investments
June 30, 2026

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS – 346.53% ⁽ᵃ⁾
United States Treasury Bill, 3.389% , 07/23/2026	$223,800,000	$223,307,230
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $223,336,548)		223,307,230

TOTAL INVESTMENTS – 346.53%
(Cost $223,336,548)		$223,307,230

Liabilities In Excess Of Other Assets – (246.53%)		(158,866,542	)(b)

NET ASSETS (100.00%)		$64,440,688

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Nomura Holdings, Inc.	Taiwan Semiconductor Manufacturing Co., Ltd	$75,773,215	SOFRRATE	350 bps	Monthly	Receive	01/12/2027	$128,987,359	$53,214,144
TOTAL		$75,773,215						$128,987,359	$53,214,144

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.
Annual Report | June 30, 2026	17

GraniteShares 2x Long CRWD Daily ETF	Schedule of Investments
June 30, 2026

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS – 474.75% ⁽ᵃ⁾
United States Treasury Bill, 3.389% , 07/23/2026	$252,200,000	$251,644,698
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $251,677,736)		251,644,698

TOTAL INVESTMENTS – 474.75%
(Cost $251,677,736)		$251,644,698

Liabilities In Excess Of Other Assets – (374.75%)		(198,639,486	)(b)

NET ASSETS (100.00%)		$53,005,212

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Nomura Holdings, Inc.	Crowdstrike Holdings, Inc.	$50,830,558	SOFRRATE	600 bps	Monthly	Receive	01/12/2027	$105,964,278	$55,133,720
TOTAL		$50,830,558						$105,964,278	$55,133,720

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.
18	www.graniteshares.com

GraniteShares 2x Long SMCI Daily ETF	Schedule of Investments
June 30, 2026

Other Assets In Excess Of Liabilities - (100.00%)	$39,220,767	(a)

NET ASSETS (100.00%)	$39,220,767

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Cantor Fitzgerald	Super Micro Computer, Inc.	$2,223	OBFR01	1600 bps	Monthly	Receive	04/26/2027	$2,933	$710
Clear Street, LLC	Super Micro Computer, Inc.	44,876,002	OBFR01	600 bps	Monthly	Receive	08/08/2028	44,540,538	(335,464)
Marex Derivative Products, Inc.	Super Micro Computer, Inc.	13,542,767	OBFR01	500 bps	Monthly	Receive	03/28/2028	19,164,222	5,621,455
Nomura Holdings, Inc.	Super Micro Computer, Inc.	11,479,898	SOFRRATE	1500 bps	Monthly	Receive	04/27/2027	14,578,154	3,098,256
TOTAL		$69,900,890						$78,285,847	$8,384,957

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.
Annual Report | June 30, 2026	19

GraniteShares 2x Long QCOM Daily ETF	Schedule of Investments
June 30, 2026

Other Assets In Excess Of Liabilities - (100.00%)	$136,171,312	(a)

NET ASSETS (100.00%)	$136,171,312

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Depreciation
Nomura Holdings, Inc.	QUALCOMM, Inc.	$139,258,882	SOFRRATE	375 bps	Monthly	Receive	06/07/2027	$123,975,611	$(15,283,271)
TD Cowen	QUALCOMM, Inc.	140,547,109	SOFRRATE	300 bps	Monthly	Receive	07/29/2027	148,277,344	7,730,235
TOTAL		$279,805,991						$272,252,955	$(7,553,036)

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.
20	www.graniteshares.com

GraniteShares 2x Long DELL Daily ETF	Schedule of Investments
June 30, 2026

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 344.11%(a)
United States Treasury Bill, 3.389%, 07/23/2026	$553,800,000	$552,580,627
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $552,653,174)		552,580,627

TOTAL INVESTMENTS - 344.11%
(Cost $552,653,174)		$552,580,627

Liabilities In Excess Of Other Assets - (244.11%)		(391,996,243	)(b)

NET ASSETS (100.00%)		$160,584,384

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Bank of America	Dell Technologies, Inc.	$42,844,973	OBFR01	300 bps	Monthly	Receive	06/30/2027	$45,130,716	$2,285,743
TD Cowen	Dell Technologies, Inc.	143,635,883	SOFRRATE	300 bps	Monthly	Receive	07/29/2027	275,836,693	132,200,810
TOTAL		$186,480,856						$320,967,409	$134,486,553

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.
Annual Report | June 30, 2026	21

GraniteShares 2x Long INTC Daily ETF	Schedule of Investments
June 30, 2026

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 219.49%(a)
United States Treasury Bill, 3.389% , 07/23/2026	$1,779,400,000	$1,775,482,064
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $1,775,715,165)		1,775,482,064

TOTAL INVESTMENTS - 219.49%
(Cost $1,775,715,165)		$1,775,482,064

Liabilities In Excess Of Other Assets - (119.49%)		(966,566,838	)(b)

NET ASSETS (100.00%)		$808,915,226

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Cantor Fitzgerald	Intel Corp.	$253,266,064	OBFR01	1000 bps	Monthly	Receive	10/27/2026	$475,946,867	$222,680,803
TD Cowen	Intel Corp.	214,550,053	SOFRRATE	1675 bps	Monthly	Receive	07/29/2027	679,621,099	465,071,046
Wells Fargo	Intel Corp.	386,695,523	FEDL01	200 bps	At Termination	Receive	06/21/2027	462,105,485	75,409,962
TOTAL		$854,511,640						$1,617,673,451	$763,161,811

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

FEDL - Federal Funds Effective Rate

SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.
22	www.graniteshares.com

GraniteShares 2x Long MARA Daily ETF	Schedule of Investments
June 30, 2026

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 276.49%(a)
United States Treasury Bill, 3.389% , 07/23/2026	$200,200,000	$199,759,194
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $199,785,420)		199,759,194

TOTAL INVESTMENTS - 276.49%
(Cost $199,785,420)		$199,759,194

Liabilities In Excess Of Other Assets - (176.49%)		(127,509,890	)(b)

NET ASSETS (100.00%)		$72,249,304

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Cantor Fitzgerald	MARA Holdings, Inc.	$1,014	OBFR01	1600 bps	Monthly	Receive	12/22/2026	$1,389	$375
Clear Street, LLC	MARA Holdings, Inc.	21,448,428	OBFR01	200 bps	Monthly	Receive	08/19/2026	36,855,726	15,407,298
Marex Derivative Products, Inc.	MARA Holdings, Inc.	54,343,906	OBFR01	550 bps	Monthly	Receive	04/06/2029	107,913,118	53,569,212
Natixis SA	MARA Holdings, Inc.	9,620	FEDL01	1100 bps	Monthly	Receive	11/02/2026	6,945	(2,675)
Nomura Holdings, Inc.	MARA Holdings, Inc.	10,123	SOFRRATE	1750 bps	Monthly	Receive	11/16/2026	6,945	(3,178)
TOTAL		$75,813,091						$144,784,123	$68,971,032

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

FEDL - Federal Funds Effective Rate

SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.
Annual Report | June 30, 2026	23

GraniteShares 2x Long MRVL Daily ETF	Schedule of Investments
June 30, 2026

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 152.96%(a)
United States Treasury Bill, 3.389% , 07/23/2026	$1,584,600,000	$1,581,110,980
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $1,581,318,562)		1,581,110,980

TOTAL INVESTMENTS - 152.96%
(Cost $1,581,318,562)		$1,581,110,980

Liabilities In Excess Of Other Assets - (52.96%)		(547,426,480	)(b)

NET ASSETS (100.00%)		$1,033,684,500

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Cantor Fitzgerald	Marvell Technology, Inc.	$598,412,879	OBFR01	1950 bps	Monthly	Receive	10/05/2026	$889,142,072	$290,729,193
Clear Street, LLC	Marvell Technology, Inc.	144,206,054	OBFR01	350 bps	Monthly	Receive	08/08/2028	153,919,763	9,713,709
HSBC Holdings PLC	Marvell Technology, Inc.	175,886,128	SOFRRATE	1000 bps	Monthly	Receive	06/29/2027	254,398,060	78,511,932
Marex Derivative Products, Inc.	Marvell Technology, Inc.	278,805,536	OBFR01	700 bps	Monthly	Receive	04/06/2029	745,378,570	466,573,034
National Bank of Canada	Marvell Technology, Inc.	22,939,277	OBFR01	600 bps	At Termination	Receive	06/30/2031	23,652,466	713,189
Nomura Holdings, Inc.	Marvell Technology, Inc.	29,088	SOFRRATE	500 bps	Monthly	Receive	07/02/2027	29,789	701
TOTAL		$1,220,278,962						$2,066,520,720	$846,241,758

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.
24	www.graniteshares.com

GraniteShares 2x Long IONQ Daily ETF	Schedule of Investments
June 30, 2026

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 371.43%(a)
United States Treasury Bill, 3.389% , 07/23/2026	$323,800,000	$323,087,047
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $323,129,465)		323,087,047

TOTAL INVESTMENTS - 371.43%
(Cost $323,129,465)		$323,087,047

Liabilities In Excess Of Other Assets - (271.43%)		(236,103,361	)(b)

NET ASSETS (100.00%)		$86,983,686

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
BofA Securities, Inc	IonQ, Inc.	$13,036,775	OBFR01	100 bps	Monthly	Receive	08/02/2027	$12,918,799	$(117,976)
Marex Derivative Products, Inc.	IonQ, Inc.	87,429,287	OBFR01	600 bps	Monthly	Receive	07/26/2028	161,027,562	73,598,275
TOTAL		$100,466,062						$173,946,361	$73,480,299

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
Annual Report | June 30, 2026	25

GraniteShares 2x Long VRT Daily ETF	Schedule of Investments
June 30, 2026

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 268.38%(a)
United States Treasury Bill, 3.389% , 07/23/2026	$236,800,000	$236,278,607
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $236,309,627)		236,278,607

TOTAL INVESTMENTS - 268.38%
(Cost $236,309,627)		$236,278,607

Liabilities In Excess Of Other Assets - (168.38%)		(148,238,599	)(b)

NET ASSETS (100.00%)		$88,040,008

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Marex Derivative Products, Inc.	Vertiv Holdings Co.	$116,827,114	OBFR01	400 bps	Monthly	Receive	07/26/2028	$176,044,673	$59,217,559
TOTAL		$116,827,114						$176,044,673	$59,217,559

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
26	www.graniteshares.com

GraniteShares 2x Long RDDT Daily ETF	Schedule of Investments
June 30, 2026

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 186.95%(a)
United States Treasury Bill, 3.389% , 07/23/2026	$106,400,000	$106,165,725
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $106,179,664)		106,165,725

TOTAL INVESTMENTS - 186.95%
(Cost $106,179,664)		$106,165,725

Liabilities In Excess Of Other Assets - (86.95%)		(49,377,061	)(b)

NET ASSETS (100.00%)		$56,788,664

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Marex Derivative Products, Inc.	Reddit, Inc.	$83,039,816	OBFR01	400 bps	Monthly	Receive	07/26/2028	$113,516,286	$30,476,470
TOTAL		$83,039,816						$113,516,286	$30,476,470

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
Annual Report | June 30, 2026	27

GraniteShares 2x Long LCID Daily ETF	Schedule of Investments
June 30, 2026

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 165.99%(a)
United States Treasury Bill, 3.389% , 07/23/2026	$10,900,000	$10,876,000
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $10,877,428)		10,876,000

TOTAL INVESTMENTS - 165.99%
(Cost $10,877,428)		$10,876,000

Liabilities In Excess Of Other Assets - (65.99%)		(4,323,879	)(b)

NET ASSETS (100.00%)		$6,552,121

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Marex Derivative Products, Inc.	Lucid Group, Inc.	$9,752,043	OBFR01	400 bps	Monthly	Receive	07/20/2027	$13,099,341	$3,347,298
TOTAL		$9,752,043						$13,099,341	$3,347,298

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
28	www.graniteshares.com

GraniteShares 2x Long RIVN Daily ETF	Schedule of Investments
June 30, 2026

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 121.35%(a)
United States Treasury Bill, 3.389% , 07/23/2026	$18,600,000	$18,559,046
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $18,561,483)		18,559,046

TOTAL INVESTMENTS - 121.35%
(Cost $18,561,483)		$18,559,046

Liabilities In Excess Of Other Assets - (21.35%)		(3,265,135	)(b)

NET ASSETS (100.00%)		$15,293,911

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Marex Derivative Products, Inc.	Rivian Automotive,Inc.	$24,136,469	OBFR01	350 bps	Monthly	Receive	07/20/2027	$30,574,881	$6,438,412
TOTAL		$24,136,469						$30,574,881	$6,438,412

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
Annual Report | June 30, 2026	29

GraniteShares 2x Long MSTR Daily ETF	Schedule of Investments
June 30, 2026

Other Assets In Excess Of Liabilities - (100.00%)	$5,167,479	(a)

NET ASSETS (100.00%)	$5,167,479

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Marex Derivative Products, Inc.	MicroStrategy, Inc.	$10,188,582	OBFR01	650 bps	Monthly	Receive	07/10/2026	$10,328,936	$140,354
TOTAL		$10,188,582						$10,328,936	$140,354

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
30	www.graniteshares.com

GraniteShares 2x Long NOW Daily ETF	Schedule of Investments
June 30, 2026

Other Assets In Excess Of Liabilities - (100.00%)	$285,662,561	(a)

NET ASSETS (100.00%)	$285,662,561

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Cantor Fitzgerald	ServiceNow, Inc.	$183,588,756	OBFR01	700 bps	Monthly	Receive	09/14/2026	$200,710,603	$17,121,847
Marex Derivative Products, Inc.	ServiceNow, Inc.	341,559,185	OBFR01	450 bps	Monthly	Receive	05/28/2027	370,274,688	28,715,503
TOTAL		$525,147,941						$570,985,291	$45,837,350

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
Annual Report | June 30, 2026	31

GraniteShares 2x Long PDD Daily ETF	Schedule of Investments
June 30, 2026

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 63.36%(a)
United States Treasury Bill, 3.389% , 07/23/2026	$4,800,000	$4,789,431
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $4,790,060)		4,789,431

TOTAL INVESTMENTS - 63.36%
(Cost $4,790,060)		$4,789,431

Other Assets In Excess Of Liabilities - 36.64%		2,769,515	(b)

NET ASSETS (100.00%)		$7,558,946

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Depreciation
Cantor Fitzgerald	PDD Holdings, Inc.	$17,806,339	OBFR01	700 bps	Monthly	Receive	08/17/2026	$15,099,168	$(2,707,171)
TOTAL		$17,806,339						$15,099,168	$(2,707,171)

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
32	www.graniteshares.com

GraniteShares 2x Long AVGO Daily ETF	Schedule of Investments
June 30, 2026

Other Assets In Excess Of Liabilities - (100.00%)	$35,650,050	(a)

NET ASSETS (100.00%)	$35,650,050

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Depreciation
Cantor Fitzgerald	Broadcom, Inc.	$72,705,441	OBFR01	450 bps	Monthly	Receive	08/17/2026	$71,412,504	$(1,292,937)
TOTAL		$72,705,441						$71,412,504	$(1,292,937)

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
Annual Report | June 30, 2026	33

GraniteShares 2x Long ISRG Daily ETF	Schedule of Investments
June 30, 2026

Other Assets In Excess Of Liabilities - (100.00%)	$7,144,327	(a)

NET ASSETS (100.00%)	$7,144,327

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Depreciation
Clear Street, LLC	Intuitive Surgical, Inc.	$15,393,365	OBFR01	125 bps	Monthly	Receive	10/19/2027	$14,287,847	$(1,105,518)
TOTAL		$15,393,365						$14,287,847	$(1,105,518)

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
34	www.graniteshares.com

GraniteShares 2x Long NBIS Daily ETF	Schedule of Investments
June 30, 2026

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 503.95%(a)
United States Treasury Bill, 3.389% , 07/23/2026	$987,900,000	$985,724,812
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $985,854,227)		985,724,812

TOTAL INVESTMENTS - 503.95%
(Cost $985,854,227)		$985,724,812

Liabilities In Excess Of Other Assets - (403.95%)		(790,125,374	)(b)

NET ASSETS (100.00%)		$195,599,438

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Clear Street, LLC	Nebius Group NV	$187,542,014	OBFR01	600 bps	Monthly	Receive	10/19/2027	$391,353,327	$203,811,313
TOTAL		$187,542,014						$391,353,327	$203,811,313

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
Annual Report | June 30, 2026	35

GraniteShares 2x Long GOOGL Daily ETF	Schedule of Investments
June 30, 2026

Other Assets In Excess Of Liabilities - (100.00%)	$12,063,721	(a)

NET ASSETS (100.00%)	$12,063,721

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Marex Derivative Products, Inc.	Alphabet, Inc.	$22,206,463	OBFR01	250 bps	Monthly	Receive	01/01/2027	$24,157,497	$1,951,034
TOTAL		$22,206,463						$24,157,497	$1,951,034

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
36	www.graniteshares.com

GraniteShares 2x Long SpaceX Daily ETF	Schedule of Investments
June 30, 2026

	Principal
Investments	Amount	Value
SHORT-TERM INVESTMENTS - 0.00%
State Street Institutional Treasury Plus Money Market Fund, 3.552%
TOTAL SHORT-TERM INVESTMENTS(Cost $25)		$25

TOTAL INVESTMENTS - 0.00%
(Cost $25)		$25

Other Assets In Excess Of Liabilities - 100.00%		31,277,469	(a)

NET ASSETS (100.00%)		$31,277,494

(a)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
BMO Capital	Space Exploration Technologies Corp	$40,040,564	SOFRRATE	600 bps	At Termination	Receive	06/16/2028	$44,264,700	$4,224,136
Clear Street, LLC	Space Exploration Technologies Corp	18,087,538	OBFR01	175 bps	Monthly	Receive	07/25/2028	18,129,955	42,417
TOTAL		$58,128,102						$62,394,655	$4,266,553

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

SOFR - Secured Overnight Financing Rate

See Notes to Financial Statements.
Annual Report | June 30, 2026	37

GraniteShares 2x Short SpaceX Daily ETF	Schedule of Investments
June 30, 2026

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 78.03%(a)
United States Treasury Bill, 3.389% , 07/23/2026	$29,800,000	$29,734,385
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $29,738,289)		29,734,385

SHORT-TERM INVESTMENTS - 0.00%
State Street Institutional Treasury Plus Money Market Fund, 3.552%

TOTAL SHORT-TERM INVESTMENTS(Cost $25)		25

TOTAL INVESTMENTS - 78.03%
(Cost $29,738,314)		$29,734,410

Other Assets In Excess Of Liabilities - 21.97%		8,374,637	(b)

NET ASSETS (100.00%)		$38,109,047

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Spread	Payment Frequency	Pay/Receive	Termination Date	Value	Net Unrealized Appreciation
Clear Street, LLC	Space Exploration Technologies Corp	$(86,141,084)	OBFR01	(450) bps	Monthly	Receive	07/25/2028	$(76,215,520)	$9,925,564
TOTAL		$(86,141,084)						$(76,215,520)	$9,925,564

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

See Notes to Financial Statements.
38	www.graniteshares.com

GraniteShares ETF Trust	Statements of Assets and Liabilities
June 30, 2026

	GraniteShares 2x Long BABA Daily ETF	GraniteShares 2x Long META Daily ETF	GraniteShares 2x Long NVDA Daily ETF	GraniteShares 2x Long AAPL Daily ETF	GraniteShares 2x Long COIN Daily ETF
ASSETS:
Investments at cost	$–	$19,998,031	$13,125,628,299	$42,910,954	$19,998,040
Investments at value	$–	$19,998,006	$13,124,012,082	$42,905,321	$19,998,006
Cash	6,311,088	21,024,803	1,237,339,280	6,479,749	7,689,563
Cash collateral held for open swap contracts	63,400,000	155,594,142	486,213,148	640,000	688,231,936
Due from counterparty	–	–	101,053,336	–	–
Unrealized appreciation on total return swap contracts	9,314,765	11,726,556	4,237,156,176	10,777,343	–
Receivable for shares sold	553,996	–	–	679,270	4,259,370
Other assets	5,751	13,327	147,429	587	52,095
Total Assets	79,585,600	208,356,834	19,185,921,451	61,482,270	720,230,970

LIABILITIES:
Unrealized depreciation on total return swap contracts	3,054,410	3,993,216	18,873,256	–	90,747,090
Administration payable	4,452	9,274	46,832	2,104	14,971
Payable for accounting and legal	17,908	21,410	133,264	18,649	32,384
Payable to custodian	1,508	2,117	4,982	991	3,714
Payable for investments purchased	–	–	12,975,643,070	42,910,954	–
Payable for trustee fees	211	211	211	211	211
Payable for transfer agency	997	1,183	2,019	908	1,631
Payable for capital shares redeemed	–	–	1,021,544,810	–	–
Advisory fees payable	79,516	164,012	3,633,971	18,595	439,922
Accrued interest payable	–	–	3,807,363	7,104	–
Due to Counterparty	1,903,433	6,530,310	–	176,636	79,486,709
Other accrued payables	4,899	13,881	6,815	5,199	36,043
Payable for Cash collateral	–	–	1,110,850,000	–	–
Total Liabilities	5,067,334	10,735,614	15,134,546,593	43,141,351	170,762,675
Commitments and contingencies (Note 5)
NET ASSETS	$74,518,266	$197,621,220	$4,051,374,858	$18,340,919	$549,468,295

NET ASSETS CONSIST OF:
Paid-in capital	$100,213,461	$251,578,823	$–	$7,569,209	$1,453,964,931
Total distributable earnings/(losses)	(25,695,195)	(53,957,603)	4,051,374,858	10,771,710	(904,496,636)
NET ASSETS	$74,518,266	$197,621,220	$4,051,374,858	$18,340,919	$549,468,295

Shares outstanding	5,380,001	9,430,005	135,460,018	540,001	128,990,001
Net Asset Value per share	$13.85	$20.96	$29.91	$33.96	$4.26

See Notes to Financial Statements.
Annual Report | June 30, 2026	39

GraniteShares ETF Trust	Statements of Assets and Liabilities
June 30, 2026

	GraniteShares 1.25x Long TSLA Daily ETF	GraniteShares 2x Short NVDA Daily ETF	GraniteShares 2x Long TSLA Daily ETF	GraniteShares 2x Short TSLA Daily ETF	GraniteShares 2x Long AMD Daily ETF
ASSETS:
Investments at cost	$22,453,406	$–	$99,493,538	$–	$3,442,855,636
Investments at value	$22,450,459	$–	$99,480,478	$–	$3,442,403,686
Cash	4,397,833	1,591,081	3,864,916	6,612,131	28,278,209
Cash collateral held for open swap contracts	1,750,000	109,683,325	31,660,000	26,518,641	287,431,187
Due from counterparty	–	–	–	–	190,222,169
Unrealized appreciation on total return swap contracts	6,344,254	7,725,965	82,725,989	7,015,557	1,905,356,482
Receivable for shares sold	–	5,047,814	–	–	25,642,239
Other assets	507	9,072	3,711	2,882	28,166
Total Assets	34,943,053	124,057,257	217,735,094	40,149,211	5,879,362,138

LIABILITIES:
Unrealized depreciation on total return swap contracts	–	–	–	9,636	–
Administration payable	3,075	4,952	3,207	2,758	12,356
Payable for accounting and legal	18,405	14,225	15,330	13,616	42,153
Payable to custodian	1,130	2,972	1,311	2,565	3,849
Payable for investments purchased	22,453,406	–	99,493,538	–	3,442,855,636
Payable for trustee fees	211	211	211	211	211
Payable for transfer agency	973	1,575	1,076	1,463	1,804
Payable for capital shares redeemed	–	14,258,774	4,047,312	–	–
Advisory fees payable	9,179	70,326	109,271	42,090	1,133,612
Accrued interest payable	–	–	–	–	3,224,439
Due to Counterparty	93,900	48,972,955	6,799,170	1,050,154	–
Other accrued payables	4,547	5,190	4,216	2,895	5,669
Payable for Cash collateral	–	–	–	–	770,710,000
Total Liabilities	22,584,826	63,331,180	110,474,642	1,125,388	4,217,989,729
Commitments and contingencies (Note 5)
NET ASSETS	$12,358,227	$60,726,077	$107,260,452	$39,023,823	$1,661,372,409

NET ASSETS CONSIST OF:
Paid-in capital	$10,566,451	$269,069,516	$31,000,472	$181,888,939	$–
Total distributable earnings/(losses)	1,791,776	(208,343,439)	76,259,980	(142,865,116)	1,661,372,409
NET ASSETS	$12,358,227	$60,726,077	$107,260,452	$39,023,823	$1,661,372,409

Shares outstanding	740,001	11,667,577	4,400,001	5,568,982	20,080,000
Net Asset Value per share	$16.70	$5.20	$24.38	$7.01	$82.74

See Notes to Financial Statements.
40	www.graniteshares.com

GraniteShares ETF Trust	Statements of Assets and Liabilities
June 30, 2026

	GraniteShares 2x Long AMZN Daily ETF	GraniteShares 2x Long MSFT Daily ETF	GraniteShares 2x Long COIN Daily ETF	GraniteShares 2x Long PLTR Daily ETF	GraniteShares 2x Long UBER Daily ETF
ASSETS:
Investments at cost	$46,403,706	$–	$83,726,257	$328,318,697	$598,758
Investments at value	$46,397,615	$–	$83,715,266	$328,275,598	$598,679
Cash	12,650,205	40,567,296	1,706,643	10,867,856	2,509,543
Cash collateral held for open swap contracts	15,433,333	102,101,212	5,110,000	48,314,980	15,190,069
Due from counterparty	1,060,034	–	–	25,188,825	–
Unrealized appreciation on total return swap contracts	16,110,080	–	21,073,290	227,477,299	3,376,041
Receivable for shares sold	–	1,619,253	–	3,475,937	449,174
Other assets	2,461	11,908	598	5,918	1,526
Total Assets	91,653,728	144,299,669	111,605,797	643,606,413	22,125,032

LIABILITIES:
Unrealized depreciation on total return swap contracts	–	11,418,476	–	–	–
Administration payable	3,109	3,053	2,554	7,987	2,587
Payable for accounting and legal	10,098	11,770	8,569	16,792	8,941
Payable to custodian	1,034	1,517	1,706	2,757	994
Payable for investments purchased	46,403,706	–	83,726,257	328,318,697	598,758
Payable for trustee fees	211	211	211	211	211
Payable for transfer agency	978	1,113	1,127	1,286	931
Payable for capital shares redeemed	–	5,740,987	–	–	–
Advisory fees payable	40,840	97,839	10,935	285,338	18,465
Accrued interest payable	–	–	35,564	146,773	–
Due to Counterparty	–	1,436,755	1,225,158	–	526,619
Other accrued payables	4,692	10,492	2,922	11,940	4,616
Payable for Cash collateral	–	–	10,630,000	18,040,000	–
Total Liabilities	46,464,668	18,722,213	95,645,003	346,831,781	1,162,122
Commitments and contingencies (Note 5)
NET ASSETS	$45,189,060	$125,577,456	$15,960,794	$296,774,632	$20,962,910

NET ASSETS CONSIST OF:
Paid-in capital	$31,065,612	$173,249,201	$8,968,142	$56,380,515	$21,651,818
Total distributable earnings/(losses)	14,123,448	(47,671,745)	6,992,652	240,394,117	(688,908)
NET ASSETS	$45,189,060	$125,577,456	$15,960,794	$296,774,632	$20,962,910

Shares outstanding	1,470,000	8,530,000	251,000	31,590,015	1,400,001
Net Asset Value per share	$30.74	$14.72	$63.59	$9.39	$14.97

See Notes to Financial Statements.
Annual Report | June 30, 2026	41

GraniteShares ETF Trust	Statements of Assets and Liabilities
June 30, 2026

	GraniteShares 2x Long MU Daily ETF	GraniteShares 2x Long TSM Daily ETF	GraniteShares 2x Long CRWD Daily ETF	GraniteShares 2x Long SMCI Daily ETF	GraniteShares 2x Long QCOM Daily ETF
ASSETS:
Investments at cost	$2,639,690,313	$223,336,548	$251,677,736	$–	$–
Investments at value	$2,639,354,839	$223,307,230	$251,644,698	$–	$–
Cash	104,756,237	2,610,979	6,168,520	1,950,243	1,388,342
Cash collateral held for open swap contracts	288,771,856	12,580,000	–	34,636,530	148,443,831
Due from counterparty	–	–	–	72,283	–
Unrealized appreciation on total return swap contracts	1,425,217,839	53,214,144	55,133,720	8,720,421	7,730,235
Receivable for shares sold	7,377,324	–	32,507	1,469,288	–
Other assets	32,571	1,296	569	3,087	12,387
Total Assets	4,465,510,666	291,713,649	312,980,014	46,851,852	157,574,795

LIABILITIES:
Unrealized depreciation on total return swap contracts	–	–	–	335,464	15,283,271
Administration payable	2,010	1,647	1,905	3,238	1,154
Payable for accounting and legal	40,003	9,635	9,954	9,474	12,067
Payable to custodian	1,983	1,006	1,290	2,059	880
Payable for investments purchased	2,554,698,675	223,336,548	251,677,737	–	–
Payable for trustee fees	211	211	211	211	211
Payable for transfer agency	1,337	927	1,099	1,319	922
Payable for capital shares redeemed	24,884,610	–	2,561,517	2,693,695	–
Advisory fees payable	1,411,659	59,458	67,176	45,706	183,595
Accrued interest payable	702,533	–	83,582	37,145	–
Due to Counterparty	34,050,605	3,861,130	5,567,933	–	5,912,958
Other accrued payables	13,632	2,399	2,398	2,774	8,425
Payable for Cash collateral	314,079,993	–	–	4,500,000	–
Total Liabilities	2,929,887,251	227,272,961	259,974,802	7,631,085	21,403,483
Commitments and contingencies (Note 5)
NET ASSETS	$1,535,623,415	$64,440,688	$53,005,212	$39,220,767	$136,171,312

NET ASSETS CONSIST OF:
Paid-in capital	$286,021,449	$15,654,874	$–	$80,390,973	$185,275,874
Total distributable earnings/(losses)	1,249,601,966	48,785,814	53,005,212	(41,170,206)	(49,104,562)
NET ASSETS	$1,535,623,415	$64,440,688	$53,005,212	$39,220,767	$136,171,312

Shares outstanding	41,630,025	700,001	830,001	3,203,000	6,870,001
Net Asset Value per share	$36.89	$92.06	$63.86	$12.25	$19.82

See Notes to Financial Statements.
42	www.graniteshares.com

GraniteShares ETF Trust	Statements of Assets and Liabilities
June 30, 2026

	GraniteShares 2x Long DELL Daily ETF	GraniteShares 2x Long INTC Daily ETF	GraniteShares 2x Long MARA Daily ETF	GraniteShares 2x Long MRVL Daily ETF	GraniteShares 2x Long IONQ Daily ETF
ASSETS:
Investments at cost	$552,653,174	$1,775,715,165	$199,785,420	$1,581,318,562	$323,129,465
Investments at value	$552,580,627	$1,775,482,064	$199,759,194	$1,581,110,980	$323,087,047
Cash	2,089,948	6,645,032	1,451,694	30,191,597	1,398,699
Cash collateral held for open swap contracts	27,221,983	222,091,994	48,435,066	482,784,047	69,630,000
Due from counterparty	92,130	–	–	–	10,781,445
Unrealized appreciation on total return swap contracts	134,486,553	763,161,811	68,976,885	846,241,758	73,598,275
Receivable for shares sold	–	–	–	–	810,352
Other assets	2,430	19,212	4,270	42,388	5,964
Total Assets	716,473,671	2,767,400,113	318,627,109	2,940,370,770	479,311,782

LIABILITIES:
Unrealized depreciation on total return swap contracts	–	–	5,853	–	117,976
Administration payable	1,260	2,378	2,193	1,857	1,698
Payable for accounting and legal	12,647	24,446	10,103	33,685	10,659
Payable to custodian	922	1,947	1,773	1,628	1,424
Payable for investments purchased	552,653,174	1,775,715,166	199,785,420	1,581,318,563	323,129,465
Payable for trustee fees	211	211	211	211	211
Payable for transfer agency	959	1,197	1,216	1,174	1,146
Payable for capital shares redeemed	2,996,860	26,371,526	–	67,328,138	–
Advisory fees payable	217,639	725,210	83,862	1,138,870	108,822
Accrued interest payable	–	219,596	24,836	524,647	201,919
Due to Counterparty	–	6,813,533	32,005,947	47,725,787	–
Other accrued payables	5,615	3,978	6,391	11,710	4,776
Payable for Cash collateral	–	148,605,699	14,450,000	208,600,000	68,750,000
Total Liabilities	555,889,287	1,958,484,887	246,377,805	1,906,686,270	392,328,096
Commitments and contingencies (Note 5)
NET ASSETS	$160,584,384	$808,915,226	$72,249,304	$1,033,684,500	$86,983,686

NET ASSETS CONSIST OF:
Paid-in capital	$51,354,148	$108,290,703	$135,616,946	$343,304,104	$84,545,204
Total distributable earnings/(losses)	109,230,236	700,624,523	(63,367,642)	690,380,396	2,438,482
NET ASSETS	$160,584,384	$808,915,226	$72,249,304	$1,033,684,500	$86,983,686

Shares outstanding	6,430,008	15,950,008	1,022,000	18,000,003	3,220,001
Net Asset Value per share	$24.97	$50.72	$70.69	$57.43	$27.01

See Notes to Financial Statements.
Annual Report | June 30, 2026	43

GraniteShares ETF Trust	Statements of Assets and Liabilities
June 30, 2026

	GraniteShares 2x Long VRT Daily ETF	GraniteShares 2x Long RDDT Daily ETF	GraniteShares 2x̽Long LCID Daily ETF	GraniteShares 2x Long RIVN Daily ETF	GraniteShares 2x Long MSTR Daily ETF
ASSETS:
Investments at cost	$236,309,627	$106,179,664	$10,877,428	$18,561,483	$–
Investments at value	$236,278,607	$106,165,725	$10,876,000	$18,559,046	$–
Cash	16,779,785	11,144,075	679,226	2,682,109	1,067,137
Cash collateral held for open swap contracts	38,240,000	19,450,000	2,620,000	5,130,000	3,920,000
Due from counterparty	–	–	–	2,402,517	–
Unrealized appreciation on total return swap contracts	59,217,559	30,476,470	3,347,298	6,438,412	140,354
Receivable for shares sold	–	–	–	–	112,328
Other assets	4,596	2,701	288	665	413
Total Assets	350,520,547	167,238,971	17,522,812	35,212,749	5,240,232

LIABILITIES:
Administration payable	1,161	1,974	909	763	1,061
Payable for accounting and legal	10,090	9,650	8,339	8,541	8,384
Payable to custodian	1,269	1,261	1,114	955	1,220
Payable for investments purchased	236,309,627	106,179,664	10,877,428	18,561,483	–
Payable for trustee fees	211	211	211	211	211
Payable for transfer agency	1,001	1,113	1,034	959	1,099
Payable for capital shares redeemed	4,167,352	1,047,714	–	332,462	–
Advisory fees payable	83,259	63,587	3,025	9,256	6,405
Accrued interest payable	65,358	–	–	2,932	–
Due to Counterparty	1,638,186	3,141,876	77,211	–	53,039
Other accrued payables	3,025	3,257	1,420	1,276	1,334
Payable for Cash collateral	20,200,000	–	–	1,000,000	–
Total Liabilities	262,480,539	110,450,307	10,970,691	19,918,838	72,753
Commitments and contingencies (Note 5)
NET ASSETS	$88,040,008	$56,788,664	$6,552,121	$15,293,911	$5,167,479

NET ASSETS CONSIST OF:
Paid-in capital	$33,940,158	$35,243,318	$21,911,737	$9,448,852	$20,105,443
Total distributable earnings/(losses)	54,099,850	21,545,346	(15,359,616)	5,845,059	(14,937,964)
NET ASSETS	$88,040,008	$56,788,664	$6,552,121	$15,293,911	$5,167,479

Shares outstanding	1,690,003	2,710,001	7,230,001	460,001	460,000
Net Asset Value per share	$52.09	$20.96	$0.91	$33.25	$11.23

See Notes to Financial Statements.
44	www.graniteshares.com

GraniteShares ETF Trust	Statements of Assets and Liabilities
June 30, 2026

	GraniteShares 2x Long NOW Daily ETF	GraniteShares 2x Long PDD Daily ETF	GraniteShares 2x Long AVGO Daily ETF	GraniteShares 2x Long ISRG Daily ETF	GraniteShares 2x Long NBIS Daily ETF
ASSETS:
Investments at cost	$–	$4,790,060	$–	$–	$985,854,227
Investments at value	$–	$4,789,431	$–	$–	$985,724,812
Cash	40,644,486	817,930	3,435,309	581,499	6,171,319
Cash collateral held for open swap contracts	201,613,199	9,633,340	33,844,250	8,030,000	700,000
Unrealized appreciation on total return swap contracts	45,837,350	–	–	–	203,811,313
Receivable for shares sold	527,158	–	–	–	570,259
Other assets	20,005	870	3,098	724	645
Total Assets	288,642,198	15,241,571	37,282,657	8,612,223	1,196,978,348

LIABILITIES:
Unrealized depreciation on total return swap contracts	–	2,707,171	1,292,937	1,105,518	–
Administration payable	1,427	676	1,460	682	2,428
Payable for accounting and legal	13,985	8,434	8,964	8,442	12,517
Payable to custodian	1,550	1,002	1,194	756	1,815
Payable for investments purchased	–	4,790,060	–	–	985,854,227
Payable for trustee fees	211	211	211	211	211
Payable for transfer agency	1,207	917	969	875	1,319
Payable for capital shares redeemed	831,629	–	–	–	6,272,848
Advisory fees payable	257,663	7,489	41,845	6,901	190,260
Accrued interest payable	–	–	–	–	1,176
Due to Counterparty	1,863,159	165,216	283,882	343,563	9,040,598
Other accrued payables	8,806	1,449	1,145	948	1,511
Total Liabilities	2,979,637	7,682,625	1,632,607	1,467,896	1,001,378,910
Commitments and contingencies (Note 5)
NET ASSETS	$285,662,561	$7,558,946	$35,650,050	$7,144,327	$195,599,438

NET ASSETS CONSIST OF:
Paid-in capital	$313,598,217	$15,527,734	$48,078,472	$8,712,355	$3,794,276
Total distributable earnings/(losses)	(27,935,656)	(7,968,788)	(12,428,422)	(1,568,028)	191,805,162
NET ASSETS	$285,662,561	$7,558,946	$35,650,050	$7,144,327	$195,599,438

Shares outstanding	65,260,001	680,001	1,020,001	420,001	3,430,001
Net Asset Value per share	$4.38	$11.12	$34.95	$17.01	$57.03

See Notes to Financial Statements.
Annual Report | June 30, 2026	45

GraniteShares ETF Trust	Statements of Assets and Liabilities
June 30, 2026

	GraniteShares 2x Long GOOGL Daily ETF	GraniteShares 2x Long SpaceX Daily ETF	GraniteShares 2x Short SpaceX Daily ETF
ASSETS:
Investments at cost	$–	$25	$29,738,314
Investments at value	$–	$25	$29,734,410
Cash	4,420,700	16,027,939	6,601,148
Cash collateral held for open swap contracts	6,160,000	25,070,000	8,080,000
Due from counterparty	–	–	4,039,499
Unrealized appreciation on total return swap contracts	1,951,034	4,266,553	9,925,564
Receivable for shares sold	–	7,177,965	13,380,070
Other assets	872	–	667
Total Assets	12,532,606	52,542,482	71,761,358

LIABILITIES:
Administration payable	705	714	714
Payable for accounting and legal	8,512	8,044	8,118
Payable to custodian	802	603	603
Payable for investments purchased	–	–	29,738,289
Payable for trustee fees	211	206	206
Payable for transfer agency	889	233	233
Payable for capital shares redeemed	–	17,307,104	3,872,885
Advisory fees payable	7,831	2,114	28,139
Due to Counterparty	448,955	3,942,844	–
Other accrued payables	980	3,126	3,124
Total Liabilities	468,885	21,264,988	33,652,311
Commitments and contingencies (Note 5)
NET ASSETS	$12,063,721	$31,277,494	$38,109,047

NET ASSETS CONSIST OF:
Paid-in capital	$12,233,590	$35,472,489	$24,161,024
Total distributable earnings/(losses)	(169,869)	(4,194,995)	13,948,023
NET ASSETS	$12,063,721	$31,277,494	$38,109,047

Shares outstanding	420,001	1,220,001	2,250,001
Net Asset Value per share	$28.72	$25.64	$16.94

See Notes to Financial Statements.
46	www.graniteshares.com

GraniteShares ETF Trust	Statements of Operations
For the Year Ended June 30, 2026

	GraniteShares 2x Long BABA Daily ETF	GraniteShares 2x Long META Daily ETF	GraniteShares 2x Long NVDA Daily ETF	GraniteShares 2x Long AAPL Daily ETF	GraniteShares 2x Long COIN Daily ETF
INVESTMENT INCOME:

Interest	$2,089,053	$4,476,395	$17,306,551	$530,017	$9,728,300
Total Investment Income	2,089,053	4,476,395	17,306,551	530,017	9,728,300
EXPENSES:
Advisory fees	1,438,323	2,436,340	42,805,524	260,435	6,583,932
Administration fees	12,929	24,924	142,414	4,936	45,369
Transfer agency	4,718	5,878	10,578	4,532	8,048
Trustee fees	1,105	1,105	1,105	1,105	1,105
Custody fees	5,302	9,075	20,579	2,228	17,040
Accounting and legal	60,297	92,563	1,211,932	23,797	201,422
Recoupment of waived fees	41,689	–	–	10,523	–
Interest Expense	–	–	25,783,317	7,104	115,571
Other expenses	12,278	21,722	13,233	15,850	18,690
Total Expenses	1,576,641	2,591,607	69,988,682	330,510	6,991,177
Less waiver fees (Note 5)	–	–	–	(6,666)	–
Fees Paid Indirectly (Note 5)	(41,900)	(64,400)	(236,650)	(13,900)	(132,650)
Net Expenses	1,534,741	2,527,207	69,752,032	309,944	6,858,527
NET INVESTMENT INCOME/(LOSS)	554,312	1,949,188	(52,445,481)	220,073	2,869,773

REALIZED GAIN/(LOSS) ON:
Investments	(37,490)	(8,499)	6,397,446	(16,424)	(180,816)
Total return swaps	(31,307,384)	(63,145,138)	560,546,493	3,886,533	(197,287,642)
Total Net realized gain/(loss)	(31,344,874)	(63,153,637)	566,943,939	3,870,109	(197,468,458)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
Investments	–	28,336	(298,260)	(5,633)	294,254
Total return swaps	(23,320,961)	(73,848,627)	579,889,607	9,545,686	(1,059,508,356)
Total net change in unrealized appreciation/(depreciation)	(23,320,961)	(73,820,291)	579,591,347	9,540,053	(1,059,214,102)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(54,111,523)	$(135,024,740)	$1,094,089,805	$13,630,235	$(1,253,812,787)

See Notes to Financial Statements.
Annual Report | June 30, 2026	47

GraniteShares ETF Trust	Statements of Operations
For the Year Ended June 30, 2026

	GraniteShares 1.25x Long TSLA Daily ETF	GraniteShares 2x Short NVDA Daily ETF	GraniteShares 2x Long TSLA Daily ETF	GraniteShares 2x Short TSLA Daily ETF	GraniteShares 2x Long AMD Daily ETF
INVESTMENT INCOME:

Interest	$492,579	$3,725,772	$2,311,451	$2,002,824	$5,794,544
Total Investment Income	492,579	3,725,772	2,311,451	2,002,824	5,794,544

EXPENSES:
Advisory fees	207,112	1,541,646	2,090,296	607,898	7,337,981
Administration fees	6,478	16,376	13,261	9,370	46,214
Transfer agency	4,408	8,594	5,372	8,335	3,480
Trustee fees	1,105	1,105	1,105	1,105	1,105
Custody fees	2,483	16,602	5,915	15,706	20,086
Accounting and legal	22,284	53,059	81,857	36,092	228,876
Recoupment of waived fees	18,567	–	57,467	80,180	–
Interest Expense	–	–	320	–	6,190,415
Other expenses	14,456	10,977	777	4,833	8,242
Total Expenses	276,893	1,648,359	2,256,370	763,519	13,836,399
Less waiver fees (Note 5)	(15,945)	–	(90,028)	(25,748)	–
Fees Paid Indirectly (Note 5)	(18,900)	(148,900)	(63,800)	(129,350)	(120,350)
Net Expenses	242,048	1,499,459	2,102,542	608,421	13,716,049
NET INVESTMENT INCOME/(LOSS)	250,531	2,226,313	208,909	1,394,403	(7,921,505)

REALIZED GAIN/(LOSS) ON:
Investments	(7,060)	–	(3,110,286)	(93)	(39,966,134)
Total return swaps	(5,132,338)	(108,480,281)	118,261,713	(61,149,161)	443,069,620
Total Net realized gain/(loss)	(5,139,398)	(108,480,281)	115,151,427	(61,149,254)	403,103,486
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
Investments	(1,779)	–	(13,060)	–	(425,758)
Total return swaps	2,823,312	34,002,143	(5,410,042)	1,372,714	1,663,252,416
Total net change in unrealized appreciation/(depreciation)	2,821,533	34,002,143	(5,423,102)	1,372,714	1,662,826,658
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,067,334)	$(72,251,825)	$109,937,234	$(58,382,137)	$2,058,008,639

See Notes to Financial Statements.
48	www.graniteshares.com

GraniteShares ETF Trust	Statements of Operations
For the Year Ended June 30, 2026

	GraniteShares 2x Long AMZN Daily ETF	GraniteShares 2x Long MSFT Daily ETF	GraniteShares 2x Short COIN Daily ETF	GraniteShares 2x Long PLTR Daily ETF	GraniteShares 2x Long UBER Daily ETF
INVESTMENT INCOME:
Interest	$1,311,397	$1,752,402	$452,659	$3,933,845	$542,633
Total Investment Income	1,311,397	1,752,402	452,659	3,933,845	542,633

EXPENSES:
Advisory fees	543,230	629,041	178,270	5,604,184	256,856
Administration fees	10,526	7,562	4,465	30,880	4,943
Transfer agency	267	227	6,431	7,122	3,904
Trustee fees	1,105	1,105	816	816	816
Custody fees	6,350	6,915	9,456	16,282	2,765
Accounting and legal	32,594	35,370	20,298	188,167	24,265
Recoupment of waived fees	23,944	34,406	–	–	5,644
Interest Expense	–	–	104,633	3,072,667	–
Other expenses	14,566	21,330	15,751	10,186	16,238
Total Expenses	632,582	735,956	340,120	8,930,304	315,431
Less waiver fees (Note 5)	–	–	(1,691)	–	(8,196)
Fees Paid Indirectly (Note 5)	(16,600)	(15,000)	(35,500)	(115,600)	(8,400)
Net Expenses	615,982	720,956	302,929	8,814,704	298,835
NET INVESTMENT INCOME/(LOSS)	695,415	1,031,446	149,730	(4,880,859)	243,798

REALIZED GAIN/(LOSS) ON:
Investments	(6,183)	(1,275)	(6,371)	(401,851)	(8,864)
Total return swaps	(2,496,800)	(35,634,513)	(8,957,102)	33,351,046	(4,640,370)
Total Net realized gain/(loss)	(2,502,983)	(35,635,788)	(8,963,473)	32,949,195	(4,649,234)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
Investments	(6,091)	4,505	(8,822)	65,507	8,930
Total return swaps	6,805,020	(19,842,635)	28,973,864	(203,939,613)	(11,764,930)
Total net change in unrealized appreciation/(depreciation)	6,798,929	(19,838,130)	28,965,042	(203,874,106)	(11,756,000)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,991,361	$(54,442,472)	$20,151,299	$(175,805,770)	$(16,161,436)

See Notes to Financial Statements.
Annual Report | June 30, 2026	49

GraniteShares ETF Trust	Statements of Operations
For the Year Ended June 30, 2026

	GraniteShares 2x Long MU Daily ETF	GraniteShares 2x Long TSM Daily ETF	GraniteShares 2x Long CRWD Daily ETF	GraniteShares 2x Long SMCI Daily ETF	GraniteShares 2x Long QCOM Daily ETF
INVESTMENT INCOME:
Interest	$2,401,454	$387,798	$788,492	$1,269,442	$852,190
Total Investment Income	2,401,454	387,798	788,492	1,269,442	852,190

EXPENSES:
Advisory fees	3,251,891	405,947	474,047	665,846	431,110
Administration fees	5,154	5,149	7,048	11,784	2,961
Transfer agency	4,790	2,930	5,003	6,188	5,435
Trustee fees	816	816	816	816	1,066
Custody fees	9,272	4,655	4,698	11,595	2,922
Accounting and legal	91,793	25,937	27,517	30,306	25,742
Recoupment of waived fees	27,648	26,320	16,408	–	22,763
Interest Expense	702,533	–	83,582	58,353	–
Other expenses	25,097	13,125	12,668	9,729	19,792
Total Expenses	4,118,994	484,879	631,787	794,617	511,791
Less waiver fees (Note 5)	–	(4,406)	–	–	(275)
Fees Paid Indirectly (Note 5)	(29,050)	(10,650)	(21,700)	(90,850)	(8,000)
Net Expenses	4,089,944	469,823	610,087	703,767	503,516
NET INVESTMENT INCOME/(LOSS)	(1,688,490)	(82,025)	178,405	565,675	348,674

REALIZED GAIN/(LOSS) ON:
Investments	(72,652)	(25,711)	(11,843)	83,198	(51)
Total return swaps	(175,741,755)	(3,444,598)	15,004,301	(34,248,455)	(41,892,002)
Total Net realized gain/(loss)	(175,814,407)	(3,470,309)	14,992,458	(34,165,257)	(41,892,053)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
Investments	(332,304)	(25,647)	(26,031)	5,839	–
Total return swaps	1,420,368,902	46,727,417	40,477,389	(27,604,323)	(8,156,246)
Total net change in unrealized appreciation/(depreciation)	1,420,036,598	46,701,770	40,451,358	(27,598,484)	(8,156,246)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,242,533,701	$43,149,436	$55,622,221	$(61,198,066)	$(49,699,625)

See Notes to Financial Statements.
50	www.graniteshares.com

GraniteShares ETF Trust	Statements of Operations
For the Year Ended June 30, 2026

	GraniteShares 2x Long DELL Daily ETF	GraniteShares 2x Long INTC Daily ETF	GraniteShares 2x Long MARA Daily ETF	GraniteShares 2x Long MRVL Daily ETF	GraniteShares 2x Long IONQ Daily ETF
INVESTMENT INCOME:
Interest	$407,501	$2,417,037	$2,009,147	$2,526,189	$1,159,036
Total Investment Income	407,501	2,417,037	2,009,147	2,526,189	1,159,036

EXPENSES:
Advisory fees	401,822	2,522,899	848,876	2,041,093	681,428
Administration fees	3,550	7,557	6,954	5,950	5,136
Transfer agency	5,473	6,740	6,469	5,894	5,902
Trustee fees	1,066	1,066	1,066	1,066	1,066
Custody fees	3,140	7,553	8,197	6,078	4,543
Accounting and legal	25,202	74,642	35,556	62,396	31,350
Recoupment of waived fees	21,470	14,231	18,231	21,123	20,704
Interest Expense	–	362,734	24,836	891,389	241,475
Other expenses	16,738	13,646	16,064	22,282	15,806
Total Expenses	478,461	3,011,068	966,249	3,057,271	1,007,410
Less waiver fees (Note 5)	–	–	–	–	–
Fees Paid Indirectly (Note 5)	(9,650)	(30,150)	(35,700)	(27,900)	(20,400)
Net Expenses	468,811	2,980,918	930,549	3,029,371	987,010
NET INVESTMENT INCOME/(LOSS)	(61,310)	(563,881)	1,078,598	(503,182)	172,026

REALIZED GAIN/(LOSS) ON:
Investments	(5,923)	(72,007)	(885)	(15,442)	(2,451)
Total return swaps	(24,179,999)	(57,697,541)	(135,639,307)	(157,511,015)	(72,970,773)
Total Net realized loss	(24,185,922)	(57,769,548)	(135,640,192)	(157,526,457)	(72,973,224)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
Investments	(69,878)	(233,101)	(26,226)	(204,413)	(41,083)
Total return swaps	130,554,408	758,930,937	63,716,764	839,165,525	70,016,850
Total net change in unrealized appreciation	130,484,530	758,697,836	63,690,538	838,961,112	69,975,767
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$106,237,298	$700,364,407	$(70,871,056)	$680,931,473	$(2,825,431)

See Notes to Financial Statements.
Annual Report | June 30, 2026	51

GraniteShares ETF Trust	Statements of Operations
For the Year Ended June 30, 2026

	GraniteShares 2x Long VRT Daily ETF	GraniteShares 2x Long RDDT Daily ETF	GraniteShares 2x Long LCID Daily ETF	GraniteShares 2x Long RIVN Daily ETF	GraniteShares 2x Long MSTR Daily ETF
INVESTMENT INCOME:
Interest	$547,792	$1,286,594	$177,372	$203,901	$131,113
Total Investment Income	547,792	1,286,594	177,372	203,901	131,113

EXPENSES:
Advisory fees	451,306	705,671	57,005	77,799	58,636
Administration fees	3,678	7,660	2,164	1,850	2,625
Transfer agency	5,162	6,093	5,549	5,034	5,760
Trustee fees	1,066	1,066	1,066	1,066	364
Custody fees	2,969	4,563	3,896	2,650	3,656
Accounting and legal	25,970	31,943	17,431	17,910	16,932
Recoupment of waived fees	20,993	18,374	3,427	1,124	8,047
Interest Expense	270,184	284,148	–	2,932	6,471
Other expenses	14,031	13,250	12,523	12,431	11,700
Total Expenses	795,359	1,072,768	103,061	122,796	114,191
Less waiver fees (Note 5)	–	–	(22,305)	(20,814)	(26,838)
Fees Paid Indirectly (Note 5)	(12,000)	(23,100)	(14,600)	(8,300)	(13,600)
Net Expenses	783,359	1,049,668	66,156	93,682	73,753
NET INVESTMENT INCOME/(LOSS)	(235,567)	236,926	111,216	110,219	57,360

REALIZED GAIN/(LOSS) ON:
Investments	(17,827)	(60,966)	(419)	(7,162)	(304)
Total return swaps	(6,127,520)	(11,217,592)	(18,976,840)	(1,430,593)	(15,282,674)
Total Net realized loss	(6,145,347)	(11,278,558)	(18,977,259)	(1,437,755)	(15,282,978)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
Investments	(28,184)	(5,764)	(1,428)	(2,437)	–
Total return swaps	54,615,218	18,124,512	3,643,851	6,420,012	66,902
Total net change in unrealized appreciation	54,587,034	18,118,748	3,642,423	6,417,575	66,902
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$48,206,120	$7,077,116	$(15,223,620)	$5,090,039	$(15,158,716)

See Notes to Financial Statements.
52	www.graniteshares.com

GraniteShares ETF Trust	Statements of Operations
For the Period Ended June 30, 2026

	GraniteShares 2x Long NOW Daily ETF*	GraniteShares 2x Long PDD Daily ETF*	GraniteShares 2x Long AVGO Daily ETF*	GraniteShares 2x Long ISRG Daily ETF†	GraniteShares 2x Long NBIS Daily ETF†
INVESTMENT INCOME:
Interest	$1,285,796	$178,892	$400,926	$77,916	$977,078
Total Investment Income	1,285,796	178,892	400,926	77,916	977,078

EXPENSES:
Advisory fees	579,531	69,655	187,256	39,129	672,652
Administration fees	2,973	1,256	2,921	1,194	4,913
Transfer agency	6,259	5,332	5,587	3,961	5,692
Trustee fees	1,090	1,090	1,090	733	733
Custody fees	4,411	2,582	3,300	1,150	5,271
Accounting and legal	29,826	17,919	20,672	14,741	29,546
Interest Expense	–	–	–	–	1,176
Other expenses	22,187	14,831	14,522	11,240	11,802
Total Expenses	646,277	112,665	235,348	72,148	731,785
Less waiver fees (Note 5)	–	(27,331)	(12,142)	(24,601)	–
Fees Paid Indirectly (Note 5)	(12,800)	(4,300)	(7,100)	(2,300)	(20,700)
Net Expenses	633,477	81,034	216,106	45,247	711,085
NET INVESTMENT INCOME	652,319	97,858	184,820	32,669	265,993

REALIZED GAIN/(LOSS) ON:
Investments	(5)	(32)	–	(1,178)	(96)
Total return swaps	(74,691,105)	(5,331,019)	(11,493,033)	(564,801)	(13,027,974)
Total Net realized loss	(74,691,110)	(5,331,051)	(11,493,033)	(565,979)	(13,028,070)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
Investments	–	(629)	–	–	(129,415)
Total return swaps	45,837,350	(2,707,171)	(1,292,937)	(1,105,518)	203,811,313
Total net change in unrealized appreciation/(depreciation)	45,837,350	(2,707,800)	(1,292,937)	(1,105,518)	203,681,898
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(28,201,441)	$(7,940,993)	$(12,601,150)	$(1,638,828)	$190,919,821

*	Commenced operations on July 14, 2025.
†	Commenced operations on October 6, 2025.

See Notes to Financial Statements.
Annual Report | June 30, 2026	53

GraniteShares ETF Trust	Statements of Operations
For the Period Ended June 30, 2026

	GraniteShares 2x Long GOOGL Daily ETF*	GraniteShares 2x Long SpaceX Daily ETF†	GraniteShares 2x Short SpaceX Daily ETF†
INVESTMENT INCOME:
Interest	$84,231	$34,425	$28,000
Total Investment Income	84,231	34,425	28,000

EXPENSES:
Advisory fees	31,987	14,937	28,139
Administration fees	1,236	714	714
Transfer agency	3,127	233	233
Trustee fees	733	206	206
Custody fees	995	77	77
Accounting and legal	13,665	8,044	8,118
Other expenses	9,538	3,651	3,650
Total Expenses	61,281	27,862	41,137
Less waiver fees (Note 5)	(21,867)	(12,823)	–
Fees Paid Indirectly (Note 5)	(2,000)	–	–
Net Expenses	37,414	15,039	41,137
NET INVESTMENT INCOME/(LOSS)	46,817	19,386	(13,137)

REALIZED GAIN/(LOSS) ON:
Total return swaps	(2,176,275)	(8,480,934)	4,039,500
Total Net realized gain/(loss)	(2,176,275)	(8,480,934)	4,039,500
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
Investments	–	–	(3,904)
Total return swaps	1,951,034	4,266,553	9,925,564
Total net change in unrealized appreciation	1,951,034	4,266,553	9,921,660
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(178,424)	$(4,194,995)	$13,948,023

*	Commenced operations on December 1, 2025.
†	Commenced operations on June 12, 2026.

See Notes to Financial Statements.
54	www.graniteshares.com

GraniteShares 2x Long BABA Daily ETF	Statement of Changes in Net Assets

	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025
OPERATIONS:
Net investment income	$554,312	$806,176
Net realized loss	(31,344,874)	(7,219,516)
Net change in unrealized appreciation/depreciation	(23,320,961)	30,734,731
Net increase/(decrease) in net assets resulting from operations	(54,111,523)	24,321,391

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	374,100,694	454,729,363
Cost of shares redeemed	(326,334,338)	(417,096,613)
Net increase from capital share transactions	47,766,356	37,632,750
Net increase/(decrease) in net assets	(6,345,167)	61,954,141

NET ASSETS:
Beginning of period	80,863,433	18,909,292
End of period	$74,518,266	$80,863,433

CAPITAL SHARE TRANSACTIONS:
Beginning shares	3,250,001	1,450,001
Shares sold	11,110,000	17,480,000
Shares redeemed	(8,980,000)	(15,680,000)
Shares outstanding, end of period	5,380,001	3,250,001

See Notes to Financial Statements.
Annual Report | June 30, 2026	55

GraniteShares 2x Long META Daily ETF	Statement of Changes in Net Assets

	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025
OPERATIONS:
Net investment income	$1,949,188	$2,199,427
Net realized gain/(loss)	(63,153,637)	38,676,165
Net change in unrealized appreciation/depreciation	(73,820,291)	50,865,558
Net increase/(decrease) in net assets resulting from operations	(135,024,740)	91,741,150

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(8,035,991)	–
Total distributions	(8,035,991)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	937,520,434	1,430,804,380
Cost of shares redeemed	(763,735,055)	(1,465,155,566)
Net increase/(decrease) from capital share transactions	173,785,379	(34,351,186)
Net increase in net assets	30,724,648	57,389,964

NET ASSETS:
Beginning of period	166,896,572	109,506,608
End of period	$197,621,220	$166,896,572

CAPITAL SHARE TRANSACTIONS:
Beginning shares	3,650,005	4,100,005
Shares sold	30,520,000	37,180,000
Shares redeemed	(24,740,000)	(37,630,000)
Shares outstanding, end of period	9,430,005	3,650,005

See Notes to Financial Statements.
56	www.graniteshares.com

GraniteShares 2x Long NVDA Daily ETF	Statement of Changes in Net Assets

	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025
OPERATIONS:
Net investment income/(loss)	$(52,445,481)	$823,191
Net realized gain/(loss)	566,943,939	(1,005,344,333)
Net change in unrealized appreciation	579,591,347	1,635,532,636
Net increase in net assets resulting from operations	1,094,089,805	631,011,494

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	13,800,802,828	9,234,694,497
Cost of shares redeemed	(14,966,549,722)	(10,466,188,975)
Net decrease from capital share transactions	(1,165,746,894)	(1,231,494,478)
Net decrease in net assets	(71,657,089)	(600,482,984)

NET ASSETS:
Beginning of period	4,123,031,947	4,723,514,931
End of period	$4,051,374,858	$4,123,031,947

CAPITAL SHARE TRANSACTIONS:(a)
Beginning shares	175,440,018	203,610,018
Shares sold	449,510,000	523,650,000
Shares redeemed	(489,490,000)	(551,820,000)
Shares outstanding, end of period	135,460,018	175,440,018

(a)	The Fund had a 3 for 1 stock split after the close of business June 26, 2026. See Note 1 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.
Annual Report | June 30, 2026	57

GraniteShares 2x Long AAPL Daily ETF	Statement of Changes in Net Assets

	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025
OPERATIONS:
Net investment income	$220,073	$473,528
Net realized gain	3,870,109	5,751,809
Net change in unrealized appreciation/depreciation	9,540,053	(6,120,450)
Net increase in net assets resulting from operations	13,630,235	104,887

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(1,197,804)	–
Total distributions	(1,197,804)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	153,036,732	158,360,031
Cost of shares redeemed	(176,536,230)	(164,277,279)
Net decrease from capital share transactions	(23,499,498)	(5,917,248)
Net decrease in net assets	(11,067,067)	(5,812,361)

NET ASSETS:
Beginning of period	29,407,986	35,220,347
End of period	$18,340,919	$29,407,986

CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,460,001	1,390,001
Shares sold	4,860,000	7,820,000
Shares redeemed	(5,780,000)	(7,750,000)
Shares outstanding, end of period	540,001	1,460,001

See Notes to Financial Statements.
58	www.graniteshares.com

GraniteShares 2x Long COIN Daily ETF	Statement of Changes in Net Assets

	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025
OPERATIONS:
Net investment income	$2,869,773	$6,353,772
Net realized loss	(197,468,458)	(674,337,237)
Net change in unrealized appreciation/depreciation	(1,059,214,102)	860,284,163
Net increase/(decrease) in net assets resulting from operations	(1,253,812,787)	192,300,698

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	2,307,938,103	2,283,551,625
Cost of shares redeemed	(1,427,681,041)	(2,040,332,574)
Net increase from capital share transactions	880,257,062	243,219,051
Net increase/(decrease) in net assets	(373,555,725)	435,519,749

NET ASSETS:
Beginning of period	923,024,020	487,504,271
End of period	$549,468,295	$923,024,020

CAPITAL SHARE TRANSACTIONS:
Beginning shares	20,000,001	10,730,001
Shares sold	175,610,000	68,910,000
Shares redeemed	(66,620,000)	(59,640,000)
Shares outstanding, end of period	128,990,001	20,000,001

See Notes to Financial Statements.
Annual Report | June 30, 2026	59

GraniteShares 1.25x Long TSLA Daily ETF	Statement of Changes in Net Assets

	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025
OPERATIONS:
Net investment income	$250,531	$370,634
Net realized gain/(loss)	(5,139,398)	2,930,892
Net change in unrealized appreciation	2,821,533	2,060,314
Net increase/(decrease) in net assets resulting from operations	(2,067,334)	5,361,840

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	137,399,438	190,452,643
Cost of shares redeemed	(136,644,185)	(190,126,729)
Net increase from capital share transactions	755,253	325,914
Net increase/(decrease) in net assets	(1,312,081)	5,687,754

NET ASSETS:
Beginning of period	13,670,308	7,982,554
End of period	$12,358,227	$13,670,308

CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,090,001	1,020,001
Shares sold	8,440,000	15,620,000
Shares redeemed	(8,790,000)	(15,550,000)
Shares outstanding, end of period	740,001	1,090,001

See Notes to Financial Statements.
60	www.graniteshares.com

GraniteShares 2x Short NVDA Daily ETF	Statement of Changes in Net Assets

	For the Year Ended	For the Year Ended
	June 30, 2026	June 30, 2025
OPERATIONS:
Net investment income	$2,226,313	$2,484,380
Net realized loss	(108,480,281)	(51,459,333)
Net change in unrealized appreciation/depreciation	34,002,143	(31,945,174)
Net decrease in net assets resulting from operations	(72,251,825)	(80,920,127)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(11,523,207)	(6,044,171)
Total distributions	(11,523,207)	(6,044,171)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	1,500,347,012	987,706,472
Cost of shares redeemed	(1,513,108,931)	(821,860,215)
Net increase/(decrease) from capital share transactions	(12,761,919)	165,846,257
Net increase/(decrease) in net assets	(96,536,951)	78,881,959

NET ASSETS:
Beginning of period	157,263,028	78,381,069
End of period	$60,726,077	$157,263,028

CAPITAL SHARE TRANSACTIONS:
Beginning shares	12,447,577	1,419,200
Shares sold	220,860,000	37,173,200
Shares redeemed	(221,640,000)	(26,144,823)
Shares outstanding, end of period	11,667,577	12,447,577

See Notes to Financial Statements.
Annual Report | June 30, 2026	61

GraniteShares 2x Long TSLA Daily ETF	Statement of Changes in Net Assets

	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025
OPERATIONS:
Net investment income	$208,909	$1,653,653
Net realized gain/(loss)	115,151,427	(80,349,363)
Net change in unrealized appreciation/depreciation	(5,423,102)	80,903,985
Net increase in net assets resulting from operations	109,937,234	2,208,275

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	889,522,241	478,695,663
Cost of shares redeemed	(1,148,449,040)	(262,961,750)
Net increase/(decrease) from capital share transactions	(258,926,799)	215,733,913
Net increase/(decrease) in net assets	(148,989,565)	217,942,188

NET ASSETS:
Beginning of period	256,250,017	38,307,829
End of period	$107,260,452	$256,250,017

CAPITAL SHARE TRANSACTIONS:
Beginning shares	13,550,001	2,750,000
Shares sold	36,840,000	22,590,001
Shares redeemed	(45,990,000)	(11,790,000)
Shares outstanding, end of period	4,400,001	13,550,001

See Notes to Financial Statements.
62	www.graniteshares.com

GraniteShares 2x Short TSLA Daily ETF	Statement of Changes in Net Assets

	For the Year Ended	For the Year Ended
	June 30, 2026	June 30, 2025
OPERATIONS:
Net investment income	$1,394,403	$1,343,732
Net realized loss	(61,149,254)	(80,118,067)
Net change in unrealized appreciation	1,372,714	5,957,313
Net decrease in net assets resulting from operations	(58,382,137)	(72,817,022)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(6,099,207)	–
Total distributions	(6,099,207)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	780,118,695	582,725,357
Cost of shares redeemed	(763,815,332)	(429,694,747)
Net increase from capital share transactions	16,303,363	153,030,610
Net increase/(decrease) in net assets	(48,177,981)	80,213,588

NET ASSETS:
Beginning of period	87,201,804	6,988,216
End of period	$39,023,823	$87,201,804

CAPITAL SHARE TRANSACTIONS:*
Beginning shares	3,808,982	22,500
Shares sold	79,240,000	13,409,500
Shares redeemed	(77,480,000)	(9,623,018)
Shares outstanding, end of period	5,568,982	3,808,982

*	The Fund had a 1 for 20 reverse stock split after the close of business January 10, 2025. See Note 1 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.
Annual Report | June 30, 2026	63

GraniteShares 2x Long AMD Daily ETF	Statement of Changes in Net Assets

	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025
OPERATIONS:
Net investment income/(loss)	$(7,921,505)	$6,199,312
Net realized gain/(loss)	403,103,486	(312,457,091)
Net change in unrealized appreciation	1,662,826,658	238,967,522
Net increase/(decrease) in net assets resulting from operations	2,058,008,639	(67,290,257)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	3,657,821,755	708,730,693
Cost of shares redeemed	(4,514,040,664)	(236,938,816)
Net increase/(decrease) from capital share transactions	(856,218,909)	471,791,877
Net increase in net assets	1,201,789,730	404,501,620

NET ASSETS:
Beginning of period	459,582,679	55,081,059
End of period	$1,661,372,409	$459,582,679

CAPITAL SHARE TRANSACTIONS:
Beginning shares	53,920,000	3,350,000
Shares sold	135,080,000	81,540,000
Shares redeemed	(168,920,000)	(30,970,000)
Shares outstanding, end of period	20,080,000	53,920,000

See Notes to Financial Statements.
64	www.graniteshares.com

GraniteShares 2x Long AMZN Daily ETF	Statement of Changes in Net Assets

	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025
OPERATIONS:
Net investment income	$695,415	$920,025
Net realized loss	(2,502,983)	(5,765,260)
Net change in unrealized appreciation	6,798,929	7,464,290
Net increase in net assets resulting from operations	4,991,361	2,619,055

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	236,865,649	80,391,715
Cost of shares redeemed	(246,156,780)	(50,574,788)
Net increase/(decrease) from capital share transactions	(9,291,131)	29,816,927
Net increase/(decrease) in net assets	(4,299,770)	32,435,982

NET ASSETS:
Beginning of period	49,488,830	17,052,848
End of period	$45,189,060	$49,488,830

CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,600,000	580,000
Shares sold	7,860,000	2,890,000
Shares redeemed	(7,990,000)	(1,870,000)
Shares outstanding, end of period	1,470,000	1,600,000

See Notes to Financial Statements.
Annual Report | June 30, 2026	65

GraniteShares 2x Long MSFT Daily ETF	Statement of Changes in Net Assets

	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025
OPERATIONS:
Net investment income	$1,031,446	$588,845
Net realized loss	(35,635,788)	(4,346,978)
Net change in unrealized appreciation/depreciation	(19,838,130)	7,625,352
Net increase/(decrease) in net assets resulting from operations	(54,442,472)	3,867,219

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	269,709,545	59,033,256
Cost of shares redeemed	(109,568,685)	(53,292,266)
Net increase from capital share transactions	160,140,860	5,740,990
Net increase in net assets	105,698,388	9,608,209

NET ASSETS:
Beginning of period	19,879,068	10,270,859
End of period	$125,577,456	$19,879,068

CAPITAL SHARE TRANSACTIONS:
Beginning shares	660,000	370,000
Shares sold	13,510,000	2,580,000
Shares redeemed	(5,640,000)	(2,290,000)
Shares outstanding, end of period	8,530,000	660,000

See Notes to Financial Statements.
66	www.graniteshares.com

GraniteShares 2x Short COIN Daily ETF	Statement of Changes in Net Assets

		For the Period
		September 3, 2024
	For the	(Commencement
	Year Ended	of Operations)
	June 30, 2026*	to June 30, 2025*
OPERATIONS:
Net investment income	$149,730	$113,758
Net realized loss	(8,963,473)	(5,108,203)
Net change in unrealized appreciation/depreciation	28,965,042	(7,902,743)
Net increase/(decrease) in net assets resulting from operations	20,151,299	(12,897,188)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(197,547)	(64,112)
Total distributions	(197,547)	(64,112)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	155,358,621	99,677,509
Cost of shares redeemed	(196,039,350)	(50,028,438)
Net increase/(decrease) from capital share transactions	(40,680,729)	49,649,071
Net increase/(decrease) in net assets	(20,726,977)	36,687,771

NET ASSETS:
Beginning of period	36,687,771	–
End of period	$15,960,794	$36,687,771

CAPITAL SHARE TRANSACTIONS:(a)
Beginning shares	760,000	–
Shares sold	3,471,500	1,193,000
Shares redeemed	(3,980,500)	(433,000)
Shares outstanding, end of period	251,000	760,000

*	Effective May 5, 2025 the fund changed its name from 1x Short Coin Daily ETF to 2x Short Coin Daily ETF.
(a)	The Fund had a 1 for 20 reverse stock split after the close of business August 14, 2025. See Note 1 in the accompanying Notes to Financial Statements

See Notes to Financial Statements.
Annual Report | June 30, 2026	67

GraniteShares 2x Long PLTR Daily ETF	Statement of Changes in Net Assets

		For the Period
		September 3, 2024
	For the	(Commencement
	Year Ended	of Operations)
	June 30, 2026	to June 30, 2025
OPERATIONS:
Net investment income/(loss)	$(4,880,859)	$1,707,566
Net realized gain	32,949,195	44,353,702
Net change in unrealized appreciation/depreciation	(203,874,106)	431,308,306
Net increase/(decrease) in net assets resulting from operations	(175,805,770)	477,369,574

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(34,638,390)	–
Total distributions	(34,638,390)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	1,015,624,965	2,558,746,853
Cost of shares redeemed	(995,228,844)	(2,549,293,756)
Net increase from capital share transactions	20,396,121	9,453,097
Net increase/(decrease) in net assets	(190,048,039)	486,822,671

NET ASSETS:
Beginning of period	486,822,671	–
End of period	$296,774,632	$486,822,671

CAPITAL SHARE TRANSACTIONS:(a)
Beginning shares	25,050,015	–
Shares sold	52,530,000	180,750,015
Shares redeemed	(45,990,000)	(155,700,000)
Shares outstanding, end of period	31,590,015	25,050,015

(a)	The Fund had a 15 for 1 stock split after the close of business July 8, 2025. See Note 1 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.
68	www.graniteshares.com

GraniteShares 2x Long UBER Daily ETF	Statement of Changes in Net Assets

		For the Period
		September 3, 2024
	For the	(Commencement
	Year Ended	of Operations)
	June 30, 2026	to June 30, 2025
OPERATIONS:
Net investment income	$243,798	$247,342
Net realized gain/(loss)	(4,649,234)	6,687,354
Net change in unrealized appreciation/depreciation	(11,756,000)	15,131,962
Net increase/(decrease) in net assets resulting from operations	(16,161,436)	22,066,658

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(2,592,921)	–
Total distributions	(2,592,921)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	54,320,431	175,270,601
Cost of shares redeemed	(43,924,050)	(168,016,373)
Net increase from capital share transactions	10,396,381	7,254,228
Net increase/(decrease) in net assets	(8,357,976)	29,320,886

NET ASSETS:
Beginning of period	29,320,886	–
End of period	$20,962,910	$29,320,886

CAPITAL SHARE TRANSACTIONS:
Beginning shares	880,001	–
Shares sold	2,420,000	6,620,001
Shares redeemed	(1,900,000)	(5,740,000)
Shares outstanding, end of period	1,400,001	880,001

See Notes to Financial Statements.
Annual Report | June 30, 2026	69

GraniteShares 2x Long MU Daily ETF	Statement of Changes in Net Assets

		For the Period
		November 11, 2024
	For the	(Commencement
	Year Ended	of Operations)
	June 30, 2026	to June 30, 2025
OPERATIONS:
Net investment income/(loss)	$(1,688,490)	$37,188
Net realized gain/(loss)	(175,814,407)	1,212,726
Net change in unrealized appreciation	1,420,036,598	4,845,767
Net increase in net assets resulting from operations	1,242,533,701	6,095,681

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(322,543)	–
Total distributions	(322,543)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	1,351,920,067	57,169,999
Cost of shares redeemed	(1,067,296,998)	(54,476,492)
Net increase from capital share transactions	284,623,069	2,693,507
Net increase in net assets	1,526,834,227	8,789,188

NET ASSETS:
Beginning of period	8,789,188	–
End of period	$1,535,623,415	$8,789,188

CAPITAL SHARE TRANSACTIONS:(a)
Beginning shares	10,250,025	–
Shares sold	128,750,000	87,250,025
Shares redeemed	(97,370,000)	(77,000,000)
Shares outstanding, end of period	41,630,025	10,250,025

(a)	The Fund had a 25 for 1 stock split after the close of business June 26, 2026. See Note 1 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.
70	www.graniteshares.com

GraniteShares 2x Long TSM Daily ETF	Statement of Changes in Net Assets

	For the Year Ended June 30, 2026	For the Period November 11, 2024 (Commencement of Operations) to June 30, 2025

OPERATIONS:
Net investment income/(loss)	$(82,025)	$65,445
Net realized loss	(3,470,309)	(2,882,165)
Net change in unrealized appreciation	46,701,770	6,483,056
Net increase in net assets resulting from operations	43,149,436	3,666,336

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	55,295,186	19,218,114
Cost of shares redeemed	(48,064,663)	(8,823,721)
Net increase from capital share transactions	7,230,523	10,394,393
Net increase in net assets	50,379,959	14,060,729

NET ASSETS:
Beginning of period	14,060,729	–
End of period	$64,440,688	$14,060,729

CAPITAL SHARE TRANSACTIONS:
Beginning shares	510,001	–
Shares sold	1,090,000	920,001
Shares redeemed	(900,000)	(410,000)
Shares outstanding, end of period	700,001	510,001

See Notes to Financial Statements.
Annual Report | June 30, 2026	71

GraniteShares 2x Long CRWD Daily ETF	Statement of Changes in Net Assets

	For the Year Ended June 30, 2026	For the Period November 11, 2024 (Commencement of Operations) to June 30, 2025

OPERATIONS:
Net investment income	$178,405	$139,500
Net realized gain/(loss)	14,992,458	(5,162,972)
Net change in unrealized appreciation	40,451,358	14,649,324
Net increase in net assets resulting from operations	55,622,221	9,625,852

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	333,382,458	65,403,657
Cost of shares redeemed	(371,126,695)	(39,902,281)
Net increase/(decrease) from capital share transactions	(37,744,237)	25,501,376
Net increase in net assets	17,877,984	35,127,228

NET ASSETS:
Beginning of period	35,127,228	–
End of period	$53,005,212	$35,127,228

CAPITAL SHARE TRANSACTIONS:
Beginning shares	830,001	–
Shares sold	7,900,000	2,150,001
Shares redeemed	(7,900,000)	(1,320,000)
Shares outstanding, end of period	830,001	830,001

See Notes to Financial Statements.
72	www.graniteshares.com

GraniteShares 2x Long SMCI Daily ETF	Statement of Changes in Net Assets

	For the Year Ended June 30, 2026	For the Period December 10, 2024 (Commencement of Operations) to June 30, 2025

OPERATIONS:
Net investment income	$565,675	$269,618
Net realized loss	(34,165,257)	(32,918,455)
Net change in unrealized appreciation/depreciation	(27,598,484)	35,983,441
Net increase/(decrease) in net assets resulting from operations	(61,198,066)	3,334,604

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	225,246,361	157,906,377
Cost of shares redeemed	(197,972,329)	(88,096,180)
Net increase from capital share transactions	27,274,032	69,810,197
Net increase/(decrease) in net assets	(33,924,034)	73,144,801

NET ASSETS:
Beginning of period	73,144,801	–
End of period	$39,220,767	$73,144,801

CAPITAL SHARE TRANSACTIONS:(a)
Beginning shares	600,000	–
Shares sold	8,937,000	1,458,000
Shares redeemed	(6,334,000)	(858,000)
Shares outstanding, end of period	3,203,000	600,000

(a)	The Fund had a 1 for 20 reverse stock split after the close of business May 1, 2026 and 3 for 1 stock split after the close of business June 26, 2026. See Note 1 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.
Annual Report | June 30, 2026	73

GraniteShares 2x Long QCOM Daily ETF	Statement of Changes in Net Assets

	For the Year Ended June 30, 2026	For the Period February 12, 2025 (Commencement of Operations) to June 30, 2025

OPERATIONS:
Net investment income	$348,674	$8,537
Net realized loss	(41,892,053)	(205,320)
Net change in unrealized appreciation/depreciation	(8,156,246)	603,210
Net increase/(decrease) in net assets resulting from operations	(49,699,625)	406,427

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	337,351,487	5,312,026
Cost of shares redeemed	(154,660,035)	(2,538,968)
Net increase from capital share transactions	182,691,452	2,773,058
Net increase in net assets	132,991,827	3,179,485

NET ASSETS:
Beginning of period	3,179,485	–
End of period	$136,171,312	$3,179,485

CAPITAL SHARE TRANSACTIONS:
Beginning shares	160,001	–
Shares sold	12,620,000	300,001
Shares redeemed	(5,910,000)	(140,000)
Shares outstanding, end of period	6,870,001	160,001

See Notes to Financial Statements.
74	www.graniteshares.com

GraniteShares 2x Long DELL Daily ETF	Statement of Changes in Net Assets

	For the Year Ended June 30, 2026	For the Period February 12, 2025 (Commencement of Operations) to June 30, 2025

OPERATIONS:
Net investment income/(loss)	$(61,310)	$18,796
Net realized loss	(24,185,922)	(1,324,934)
Net change in unrealized appreciation	130,484,530	3,929,476
Net increase in net assets resulting from operations	106,237,298	2,623,338

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	170,928,577	10,446,817
Cost of shares redeemed	(123,686,599)	(5,965,047)
Net increase from capital share transactions	47,241,978	4,481,770
Net increase in net assets	153,479,276	7,105,108

NET ASSETS:
Beginning of period	7,105,108	–
End of period	$160,584,384	$7,105,108

CAPITAL SHARE TRANSACTIONS:(a)
Beginning shares	2,320,008	–
Shares sold	15,410,000	5,360,008
Shares redeemed	(11,300,000)	(3,040,000)
Shares outstanding, end of period	6,430,008	2,320,008

(a)	The Fund had a 8 for 1 stock split after the close of business June 26, 2026. See Note 1 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.
Annual Report | June 30, 2026	75

GraniteShares 2x Long INTC Daily ETF	Statement of Changes in Net Assets

	For the Year Ended June 30, 2026	For the Period February 12, 2025 (Commencement of Operations) to June 30, 2025

OPERATIONS:
Net investment income/(loss)	$(563,881)	$146,441
Net realized loss	(57,769,548)	(8,399,243)
Net change in unrealized appreciation	758,697,836	4,230,874
Net increase/(decrease) in net assets resulting from operations	700,364,407	(4,021,928)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	1,199,126,211	57,748,821
Cost of shares redeemed	(1,113,333,695)	(30,968,590)
Net increase from capital share transactions	85,792,516	26,780,231
Net increase in net assets	786,156,923	22,758,303

NET ASSETS:
Beginning of period	22,758,303	–
End of period	$808,915,226	$22,758,303

CAPITAL SHARE TRANSACTIONS:(a)
Beginning shares	9,200,008	–
Shares sold	72,840,000	22,240,008
Shares redeemed	(66,090,000)	(13,040,000)
Shares outstanding, end of period	15,950,008	9,200,008

(a)	The Fund had a 8 for 1 stock split after the close of business June 26, 2026. See Note 1 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.
76	www.graniteshares.com

GraniteShares 2x Long MARA Daily ETF	Statement of Changes in Net Assets

	For the Year Ended June 30, 2026	For the Period March 6, 2025 (Commencement of Operations) to June 30, 2025

OPERATIONS:
Net investment income	$1,078,598	$79,384
Net realized loss	(135,640,192)	(4,211,360)
Net change in unrealized appreciation	63,690,538	5,254,268
Net increase/(decrease) in net assets resulting from operations	(70,871,056)	1,122,292

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	173,914,016	45,842,252
Cost of shares redeemed	(72,535,688)	(5,222,512)
Net increase from capital share transactions	101,378,328	40,619,740
Net increase in net assets	30,507,272	41,742,032

NET ASSETS:
Beginning of period	41,742,032	–
End of period	$72,249,304	$41,742,032

CAPITAL SHARE TRANSACTIONS:(a)
Beginning shares	211,000	–
Shares sold	1,680,000	243,000
Shares redeemed	(869,000)	(32,000)
Shares outstanding, end of period	1,022,000	211,000

(a)	The Fund had a 1 for 10 reverse stock split after the close of business May 1, 2026. See Note 1 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.
Annual Report | June 30, 2026	77

GraniteShares 2x Long MRVL Daily ETF	Statement of Changes in Net Assets

	For the Year Ended June 30, 2026	For the Period March 6, 2025 (Commencement of Operations) to June 30, 2025

OPERATIONS:
Net investment income/(loss)	$(503,182)	$28,270
Net realized loss	(157,526,457)	(744,025)
Net change in unrealized appreciation	838,961,112	7,073,064
Net increase in net assets resulting from operations	680,931,473	6,357,309

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	1,529,890,338	20,746,317
Cost of shares redeemed	(1,197,783,961)	(6,456,976)
Net increase from capital share transactions	332,106,377	14,289,341
Net increase in net assets	1,013,037,850	20,646,650

NET ASSETS:
Beginning of period	20,646,650	–
End of period	$1,033,684,500	$20,646,650

CAPITAL SHARE TRANSACTIONS:(a)
Beginning shares	2,700,003	–
Shares sold	65,680,000	3,810,003
Shares redeemed	(50,380,000)	(1,110,000)
Shares outstanding, end of period	18,000,003	2,700,003

(a)	The Fund had a 3 for 1 stock split after the close of business June 26, 2026. See Note 1 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.
78	www.graniteshares.com

GraniteShares 2x Long IONQ Daily ETF	Statement of Changes in Net Assets

	For the Year Ended June 30, 2026	For the Period March 24, 2025 (Commencement of Operations) to June 30, 2025
OPERATIONS:
Net investment income	$172,026	$22,947
Net realized loss	(72,973,224)	(1,504,661)
Net change in unrealized appreciation	69,975,767	3,462,114
Net increase/(decrease) in net assets resulting from operations	(2,825,431)	1,980,400

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	191,888,880	14,549,809
Cost of shares redeemed	(115,824,047)	(2,785,925)
Net increase from capital share transactions	76,064,833	11,763,884
Net increase in net assets	73,239,402	13,744,284

NET ASSETS:
Beginning of period	13,744,284	–
End of period	$86,983,686	$13,744,284

CAPITAL SHARE TRANSACTIONS:
Beginning shares	280,001	–
Shares sold	5,860,000	370,001
Shares redeemed	(2,920,000)	(90,000)
Shares outstanding, end of period	3,220,001	280,001

See Notes to Financial Statements.
Annual Report | June 30, 2026	79

GraniteShares 2x Long VRT Daily ETF	Statement of Changes in Net Assets

	For the Year Ended June 30, 2026	For the Period March 24, 2025 (Commencement of Operations) to June 30, 2025
OPERATIONS:
Net investment income/(loss)	$(235,567)	$7,624
Net realized loss	(6,145,347)	(645,872)
Net change in unrealized appreciation	54,587,034	4,599,505
Net increase in net assets resulting from operations	48,206,120	3,961,257

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	97,719,185	6,774,710
Cost of shares redeemed	(66,383,948)	(2,237,316)
Net increase from capital share transactions	31,335,237	4,537,394
Net increase in net assets	79,541,357	8,498,651

NET ASSETS:
Beginning of period	8,498,651	–
End of period	$88,040,008	$8,498,651

CAPITAL SHARE TRANSACTIONS:(a)
Beginning shares	660,003	–
Shares sold	3,390,000	990,003
Shares redeemed	(2,360,000)	(330,000)
Shares outstanding, end of period	1,690,003	660,003

(a)	The Fund had a 3 for 1 stock split after the close of business June 26, 2026. See Note 1 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.
80	www.graniteshares.com

GraniteShares 2x Long RDDT Daily ETF	Statement of Changes in Net Assets

	For the Year Ended June 30, 2026	For the Period March 24, 2025 (Commencement of Operations) to June 30, 2025
OPERATIONS:
Net investment income	$236,926	$50,144
Net realized loss	(11,278,558)	(2,732,974)
Net change in unrealized appreciation	18,118,748	12,343,783
Net increase in net assets resulting from operations	7,077,116	9,660,953

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	158,139,980	32,479,638
Cost of shares redeemed	(134,724,992)	(15,844,031)
Net increase from capital share transactions	23,414,988	16,635,607
Net increase in net assets	30,492,104	26,296,560

NET ASSETS:
Beginning of period	26,296,560	–
End of period	$56,788,664	$26,296,560

CAPITAL SHARE TRANSACTIONS:
Beginning shares	920,001	–
Shares sold	5,940,000	1,890,001
Shares redeemed	(4,150,000)	(970,000)
Shares outstanding, end of period	2,710,001	920,001

See Notes to Financial Statements.
Annual Report | June 30, 2026	81

GraniteShares 2x Long LCID Daily ETF	Statement of Changes in Net Assets

	For the Year Ended June 30, 2026	For the Period April 21, 2025 (Commencement of Operations) to June 30, 2025
OPERATIONS:
Net investment income	$111,216	$13,781
Net realized loss	(18,977,259)	(405,739)
Net change in unrealized appreciation/depreciation	3,642,423	(296,553)
Net decrease in net assets resulting from operations	(15,223,620)	(688,511)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	34,235,122	5,749,617
Cost of shares redeemed	(16,201,551)	(1,318,936)
Net increase from capital share transactions	18,033,571	4,430,681
Net increase in net assets	2,809,951	3,742,170

NET ASSETS:
Beginning of period	3,742,170	–
End of period	$6,552,121	$3,742,170

CAPITAL SHARE TRANSACTIONS:
Beginning shares	200,001	–
Shares sold	10,310,000	260,001
Shares redeemed	(3,280,000)	(60,000)
Shares outstanding, end of period	7,230,001	200,001

See Notes to Financial Statements.
82	www.graniteshares.com

GraniteShares 2x Long RIVN Daily ETF	Statement of Changes in Net Assets

	For the Year Ended June 30, 2026	For the Period April 21, 2025 (Commencement of Operations) to June 30, 2025
OPERATIONS:
Net investment income	$110,219	$5,181
Net realized gain/(loss)	(1,437,755)	287,790
Net change in unrealized appreciation	6,417,575	18,400
Net increase in net assets resulting from operations	5,090,039	311,371

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	33,622,877	1,863,976
Cost of shares redeemed	(24,843,648)	(750,704)
Net increase from capital share transactions	8,779,229	1,113,272
Net increase in net assets	13,869,268	1,424,643

NET ASSETS:
Beginning of period	1,424,643	–
End of period	$15,293,911	$1,424,643

CAPITAL SHARE TRANSACTIONS:
Beginning shares	40,001	–
Shares sold	1,120,000	60,001
Shares redeemed	(700,000)	(20,000)
Shares outstanding, end of period	460,001	40,001

See Notes to Financial Statements.
Annual Report | June 30, 2026	83

GraniteShares 2x Long MSTR Daily ETF	Statement of Changes in Net Assets

	For the Year Ended June 30, 2026	For the Period June 9, 2025 (Commencement of Operations) to June 30, 2025
OPERATIONS:
Net investment income	$57,360	$1,031
Net realized loss	(15,282,978)	(30,632)
Net change in unrealized appreciation	66,902	73,452
Net increase/(decrease) in net assets resulting from operations	(15,158,716)	43,851

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	39,402,448	967,018
Cost of shares redeemed	(19,858,670)	(228,452)
Net increase from capital share transactions	19,543,778	738,566
Net increase in net assets	4,385,062	782,417

NET ASSETS:
Beginning of period	782,417	–
End of period	$5,167,479	$782,417

CAPITAL SHARE TRANSACTIONS:(a)
Beginning shares	1,500	–
Shares sold	820,500	2,000
Shares redeemed	(362,000)	(500)
Shares outstanding, end of period	460,000	1,500

(a)	The Fund had a 1 for 20 reverse stock split after the close of business May 1, 2026. See Note 1 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.
84	www.graniteshares.com

GraniteShares 2x Long NOW Daily ETF	Statement of Changes in Net Assets

For the Period July 14, 2025 (Commencement of Operations) to June 30, 2026
OPERATIONS:
Net investment income	$652,319
Net realized loss	(74,691,110)
Net change in unrealized appreciation	45,837,350
Net decrease in net assets resulting from operations	(28,201,441)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	405,370,688
Cost of shares redeemed	(91,506,686)
Net increase from capital share transactions	313,864,002
Net increase in net assets	285,662,561

NET ASSETS:
Beginning of period	–
End of period	$285,662,561

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	83,080,001
Shares redeemed	(17,820,000)
Shares outstanding, end of period	65,260,001

See Notes to Financial Statements.
Annual Report | June 30, 2026	85

GraniteShares 2x Long PDD Daily ETF	Statement of Changes in Net Assets

For the Period July 14, 2025 (Commencement of Operations) to June 30, 2026
OPERATIONS:
Net investment income	$97,858
Net realized loss	(5,331,051)
Net change in unrealized depreciation	(2,707,800)
Net decrease in net assets resulting from operations	(7,940,993)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(20,678)
Total distributions	(20,678)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	25,288,837
Cost of shares redeemed	(9,768,220)
Net increase from capital share transactions	15,520,617
Net increase in net assets	7,558,946

NET ASSETS:
Beginning of period	–
End of period	$7,558,946

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	1,190,001
Shares redeemed	(510,000)
Shares outstanding, end of period	680,001

See Notes to Financial Statements.
86	www.graniteshares.com

GraniteShares 2x Long AVGO Daily ETF	Statement of Changes in Net Assets

For the Period July 14, 2025 (Commencement of Operations) to June 30, 2026
OPERATIONS:
Net investment income	$184,820
Net realized loss	(11,493,033)
Net change in unrealized depreciation	(1,292,937)
Net decrease in net assets resulting from operations	(12,601,150)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	81,389,906
Cost of shares redeemed	(33,138,706)
Net increase from capital share transactions	48,251,200
Net increase in net assets	35,650,050

NET ASSETS:
Beginning of period	–
End of period	$35,650,050

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	1,940,001
Shares redeemed	(920,000)
Shares outstanding, end of period	1,020,001

See Notes to Financial Statements.
Annual Report | June 30, 2026	87

GraniteShares 2x Long ISRG Daily ETF	Statement of Changes in Net Assets

For the Period October 6, 2025 (Commencement of Operations) to June 30, 2026
OPERATIONS:
Net investment income	$32,669
Net realized loss	(565,979)
Net change in unrealized depreciation	(1,105,518)
Net decrease in net assets resulting from operations	(1,638,828)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	15,205,016
Cost of shares redeemed	(6,421,861)
Net increase from capital share transactions	8,783,155
Net increase in net assets	7,144,327

NET ASSETS:
Beginning of period	–
End of period	$7,144,327

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	630,001
Shares redeemed	(210,000)
Shares outstanding, end of period	420,001

See Notes to Financial Statements.
88	www.graniteshares.com

GraniteShares 2x Long NBIS Daily ETF	Statement of Changes in Net Assets

For the Period October 6, 2025 (Commencement of Operations) to June 30, 2026
OPERATIONS:
Net investment income	$265,993
Net realized loss	(13,028,070)
Net change in unrealized appreciation	203,681,898
Net increase in net assets resulting from operations	190,919,821

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	226,391,732
Cost of shares redeemed	(221,712,115)
Net increase from capital share transactions	4,679,617
Net increase in net assets	195,599,438

NET ASSETS:
Beginning of period	–
End of period	$195,599,438

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	14,100,001
Shares redeemed	(10,670,000)
Shares outstanding, end of period	3,430,001

See Notes to Financial Statements.
Annual Report | June 30, 2026	89

GraniteShares 2x Long GOOGL Daily ETF	Statement of Changes in Net Assets

For the Period December 1, 2025 (Commencement of Operations) to June 30, 2026
OPERATIONS:
Net investment income	$46,817
Net realized loss	(2,176,275)
Net change in unrealized appreciation	1,951,034
Net decrease in net assets resulting from operations	(178,424)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	15,718,904
Cost of shares redeemed	(3,476,759)
Net increase from capital share transactions	12,242,145
Net increase in net assets	12,063,721

NET ASSETS:
Beginning of period	–
End of period	$12,063,721

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	550,001
Shares redeemed	(130,000)
Shares outstanding, end of period	420,001

See Notes to Financial Statements.
90	www.graniteshares.com

GraniteShares 2x Long SpaceX Daily ETF	Statement of Changes in Net Assets

For the Period June 12, 2026 (Commencement of Operations) to June 30, 2026
OPERATIONS:
Net investment income	$19,386
Net realized loss	(8,480,934)
Net change in unrealized appreciation	4,266,553
Net decrease in net assets resulting from operations	(4,194,995)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	104,709,487
Cost of shares redeemed	(69,236,998)
Net increase from capital share transactions	35,472,489
Net increase in net assets	31,277,494

NET ASSETS:
Beginning of period	–
End of period	$31,277,494

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	4,170,001
Shares redeemed	(2,950,000)
Shares outstanding, end of period	1,220,001

See Notes to Financial Statements.
Annual Report | June 30, 2026	91

GraniteShares 2x Short SpaceX Daily ETF	Statement of Changes in Net Assets

For the Period June 12, 2026 (Commencement of Operations) to June 30, 2026
OPERATIONS:
Net investment loss	$(13,137)
Net realized gain	4,039,500
Net change in unrealized appreciation	9,921,660
Net increase in net assets resulting from operations	13,948,023

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	86,740,278
Cost of shares redeemed	(62,579,254)
Net increase from capital share transactions	24,161,024
Net increase in net assets	38,109,047

NET ASSETS:
Beginning of period	–
End of period	$38,109,047

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	5,540,001
Shares redeemed	(3,290,000)
Shares outstanding, end of period	2,250,001

See Notes to Financial Statements.
92	www.graniteshares.com

GraniteShares 2x Long BABA Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Period December 12, 2022 (Commencement of Operations) to June 30, 2023
NET ASSET VALUE, BEGINNING OF PERIOD	$24.88	$13.04	$19.42	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.13	0.34	0.08	0.00
Net realized and unrealized gain/(loss)	(11.16)	11.50	(6.46)	(5.58)
Total from investment operations	(11.03)	11.84	(6.38)	(5.58)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(11.03)	11.84	(6.38)	(5.58)
NET ASSET VALUE, END OF PERIOD	$13.85	$24.88	$13.04	$19.42
TOTAL RETURN(b)	(44.33)%	90.80%	(32.85)%	(22.29)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$74,518	$80,863	$18,909	$3,495

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.09%	1.23%	1.52%	3.60	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	1.06%	1.15%	1.15%	1.15	%(c)
Ratio of net investment income to average net assets	0.38%	1.38%	0.54%	0.03	%(c)
Portfolio turnover rate	0%	0%	0%	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
Annual Report | June 30, 2026	93

GraniteShares 2x Long META Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024*	For the Period December 12, 2022 (Commencement of Operations) to June 30, 2023*
NET ASSET VALUE, BEGINNING OF PERIOD	$45.73	$26.71	$18.20	$5.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.25	0.51	0.21	0.07
Net realized and unrealized gain/(loss)	(24.35)	18.51	16.31	13.13
Total from investment operations	(24.10)	19.02	16.52	13.20

DISTRIBUTIONS:
From net investment income	–	–	(7.89)	–
From realized gains	(0.67)	–	(0.12)	–
Total distributions	(0.67)	–	(8.01)	–

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(24.77)	19.02	8.51	13.20
NET ASSET VALUE, END OF PERIOD	$20.96	$45.73	$26.71	$18.20
TOTAL RETURN(b)	(53.21)%	71.21%	121.19%	264.19%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$197,621	$166,897	$109,507	$6,371

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.05%	1.13%	1.22%	3.48	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	1.02%	1.09%	1.15%	1.15	%(c)
Ratio of net investment income to average net assets	0.79%	1.55%	0.86%	1.07	%(c)
Portfolio turnover rate	0%	0%	0%	0%

*	The Fund had a 5 for 1 stock split after the close of business March 12, 2024. See Note 1 in the accompanying Notes to Financial Statements.
(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
94	www.graniteshares.com

GraniteShares 2x Long NVDA Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Year Ended June 30, 2026#	For the Year Ended June 30, 2025#	For the Year Ended June 30, 2024#*	For the Period December 12, 2022 (Commencement of Operations) to June 30, 2023#*
NET ASSET VALUE, BEGINNING OF PERIOD	$23.50	$23.20	$4.69	$1.39

INCOME FROM OPERATIONS:
Net investment income/(loss)(a)	(0.36)	0.00	(0.06)	0.02
Net realized and unrealized gain	6.77	0.30	19.14	3.28
Total from investment operations	6.41	0.30	19.08	3.30

DISTRIBUTIONS:
From net investment income	–	–	(0.54)	–
From realized gains	–	–	(0.03)	–
Total distributions	–	–	(0.57)	–

NET INCREASE IN NET ASSET VALUE	6.41	0.30	18.51	3.30
NET ASSET VALUE, END OF PERIOD	$29.91	$23.50	$23.20	$4.69
TOTAL RETURN(b)	27.28%	1.29%	450.96%	237.62%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$4,051,375	$4,123,032	$4,723,515	$118,957

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets (including interest expense)	1.62%	1.05%	1.06%	1.57	%(c)
Ratio of expenses including waiver/reimbursement to average net assets (including interest expense)	1.61%	1.05%	1.06%	1.15	%(c)
Ratio of expenses excluding waiver/reimbursement to average net assets (excluding interest expense)	1.02%	1.05%	1.06%	1.57	%(c)
Ratio of expenses including waiver/reimbursement to average net assets (excluding interest expense)	1.02%	1.05%	1.06%	1.15	%(c)
Ratio of net investment income/(loss) to average net assets	(1.21)%	0.02%	(0.49)%	1.13	%(c)
Portfolio turnover rate	0%	10597%	11811%	0%

#	The Fund had a 3 for 1 stock split after the close of business June 26, 2026. See Note 1 in the accompanying Notes to Financial Statements.
*	The Fund had a 6 for 1 stock split after the close of business March 12, 2024. See Note 1 in the accompanying Notes to Financial Statements.
(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
Annual Report | June 30, 2026	95

GraniteShares 2x Long AAPL Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Period August 8, 2022 (Commencement of Operations) to June 30, 2023
NET ASSET VALUE, BEGINNING OF PERIOD	$20.14	$25.34	$29.38	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.24	0.51	0.10	0.09
Net realized and unrealized gain/(loss)	14.99	(5.71)	0.17	4.29
Total from investment operations	15.23	(5.20)	0.27	4.38

DISTRIBUTIONS:
From net investment income	–	–	(4.31)	–
From realized gains	(1.41)	–	–	–
Total distributions	(1.41)	–	(4.31)	–

NET INCREASE/(DECREASE) IN NET ASSET VALUE	13.82	(5.20)	(4.04)	4.38
NET ASSET VALUE, END OF PERIOD	$33.96	$20.14	$25.34	$29.38
TOTAL RETURN(b)	75.94%	(20.52)%	2.32%	17.57%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$18,341	$29,408	$35,220	$3,525

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets (including interest expense)	1.26%	1.41%	1.65%	5.09	%(c)
Ratio of expenses including waiver/reimbursement to average net assets (including interest expense)	1.18%	1.15%	1.15%	1.15	%(c)
Ratio of expenses excluding waiver/reimbursement to average net assets (excluding interest expense)	1.23%	1.41%	1.65%	5.09	%(c)
Ratio of expenses including waiver/reimbursement to average net assets (excluding interest expense)	1.15%	1.15%	1.15%	1.15	%(c)
Ratio of net investment income to average net assets	0.84%	1.96%	0.47%	0.44	%(c)
Portfolio turnover rate	0%	0%	0%	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
96	www.graniteshares.com

GraniteShares 2x Long COIN Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Period August 8, 2022 (Commencement of Operations) to June 30, 2023
NET ASSET VALUE, BEGINNING OF PERIOD	$46.15	$45.43	$10.26	$25.00

INCOME FROM OPERATIONS:
Net investment income/(loss)(a)	0.06	0.26	(0.27)	0.01
Net realized and unrealized gain/(loss)	(41.95)	0.46	35.55	(14.75)
Total from investment operations	(41.89)	0.72	35.28	(14.74)

DISTRIBUTIONS:
From net investment income	–	–	(0.11)	–
Total distributions	–	–	(0.11)	–

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(41.89)	0.72	35.17	(14.74)
NET ASSET VALUE, END OF PERIOD	$4.26	$46.15	$45.43	$10.26
TOTAL RETURN(b)	(90.77)%	1.58%	343.82%	(58.94)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$549,468	$923,024	$487,504	$7,594

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets (including interest expense)	1.05%	1.06%	1.12%	2.46	%(c)
Ratio of expenses including waiver/reimbursement to average net assets (including interest expense)	1.03%	1.04%	1.10%	1.15	%(c)
Ratio of expenses excluding waiver/reimbursement to average net assets (excluding interest expense)	1.03%	1.06%	1.12%	2.46	%(c)
Ratio of expenses including waiver/reimbursement to average net assets (excluding interest expense)	1.01%	1.04%	1.10%	1.15	%(c)
Ratio of net investment income/(loss) to average net assets	0.43%	0.83%	(0.57)%	0.17	%(c)
Portfolio turnover rate	0%	0%	44577%	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
Annual Report | June 30, 2026	97

GraniteShares 1.25x Long TSLA Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Period August 8, 2022 (Commencement of Operations) to June 30, 2023
NET ASSET VALUE, BEGINNING OF PERIOD	$12.54	$7.83	$19.64	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.19	0.30	0.12	0.11
Net realized and unrealized gain/(loss)	3.97	4.41	(5.27)	(5.47)
Total from investment operations	4.16	4.71	(5.15)	(5.36)

DISTRIBUTIONS:
From net investment income	–	–	(6.59)	–
From return of capital	–	–	(0.07)	–
Total distributions	–	–	(6.66)	–

NET INCREASE/(DECREASE) IN NET ASSET VALUE	4.16	4.71	(11.81)	(5.36)
NET ASSET VALUE, END OF PERIOD	$16.70	$12.54	$7.83	$19.64
TOTAL RETURN(b)	33.17%	60.15%	(37.53)%	(21.44)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$12,358	$13,670	$7,983	$7,265

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.32%	1.55%	1.98%	2.67	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	1.15%	1.15%	1.15%	1.15	%(c)
Ratio of net investment income to average net assets	1.19%	2.41%	1.09%	0.89	%(c)
Portfolio turnover rate	0%	0%	0%	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
98	www.graniteshares.com

GraniteShares 2x Short NVDA Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

			For the Period
			August 21, 2023
	For the	For the	(Commencement of
	Year Ended	Year Ended	Operations)
	June 30, 2026	June 30, 2025*	to June 30, 2024*
NET ASSET VALUE, BEGINNING OF PERIOD	$12.63	$55.25	$625.00

INCOME FROM OPERATIONS:
Net investment income/(loss)(a)	0.15	0.82	(0.25)
Net realized and unrealized loss	(6.73)	(40.83)	(494.50)
Total from investment operations	(6.58)	(40.01)	(494.75)

DISTRIBUTIONS:
From net investment income	(0.85)	(2.61)	(37.50)
From realized gains	–	–	(37.50)
Total distributions	(0.85)	(2.61)	(75.00)

NET (DECREASE) IN NET ASSET VALUE	(7.43)	(42.62)	(569.75)
NET ASSET VALUE, END OF PERIOD	$5.20	$12.63	$55.25
TOTAL RETURN(b)	(53.87)%	(75.07)%	(89.77)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$60,726	$157,263	$78,381

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.39%	1.48%	1.74	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	1.27%	1.35%	1.50	%(c)
Ratio of net investment income/(loss) to average net assets	1.88%	2.95%	(0.41	)%(c)
Portfolio turnover rate	0%	0%	0%

*	The Fund had a 1 for 25 reverse stock split after the close of business November 4, 2024. See Note 1 in the accompanying Notes to Financial Statements.
(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
Annual Report | June 30, 2026	99

GraniteShares 2x Long TSLA Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

				For the Period
				August 21, 2023
	For the	For the		(Commencement of
	Year Ended	Year Ended		Operations)
	June 30, 2026	June 30, 2025		to June 30, 2024
NET ASSET VALUE, BEGINNING OF PERIOD	$18.91	$13.93		$25.00

INCOME FROM OPERATIONS:
Net investment income/(loss)(a)	0.02	0.25		(0.01)
Net realized and unrealized gain/(loss)	5.45	4.73		(11.06)
Total from investment operations	5.47	4.98		(11.07)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	5.47	4.98		(11.07)
NET ASSET VALUE, END OF PERIOD	$24.38	$18.91		$13.93
TOTAL RETURN(b)	28.93%	35.75%		(44.26)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$107,260	$256,250		$38,308

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets (including interest expense)	1.02%	1.08%		1.99	%(c)
Ratio of expenses including waiver/reimbursement to average net assets (including interest expense)	0.95%	0.95	%(d)	1.50	%(c)
Ratio of expenses excluding waiver/reimbursement to average net assets (excluding interest expense)	1.02%	1.08%		1.99	%(c)
Ratio of expenses including waiver/reimbursement to average net assets (excluding interest expense)	0.95%	0.95	%(d)	1.50	%(c)
Ratio of net investment income/(loss) to average net assets	0.09%	1.14%		(0.09	)%(c)
Portfolio turnover rate	0%	0%		0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.
(d)	Effective July 1, 2024, the investment adviser fee changed from 1.30% to 0.95% and the net expense limitation agreement changed from 1.50% to 0.95%. Refer to Note 5.

See Notes to Financial Statements.
100	www.graniteshares.com

GraniteShares 2x Short TSLA Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

				For the Period
				August 21, 2023
	For the	For the		(Commencement of
	Year Ended	Year Ended		Operations)
	June 30, 2026	June 30, 2025*		to June 30, 2024*
NET ASSET VALUE, BEGINNING OF PERIOD	$22.89	$310.60		$500.00

INCOME FROM OPERATIONS:
Net investment income/(loss)(a)	0.23	1.14		(1.00)
Net realized and unrealized loss	(15.46)	(288.85)		(111.20)
Total from investment operations	(15.23)	(287.71)		(112.20)

DISTRIBUTIONS:
From net investment income	(0.65)	–		(5.40)
From realized gains	–	–		(71.80)
Total distributions	(0.65)	–		(77.20)

NET (DECREASE) IN NET ASSET VALUE	(15.88)	(287.71)		(189.40)
NET ASSET VALUE, END OF PERIOD	$7.01	$22.89		$310.60
TOTAL RETURN(b)	(66.68)%	(92.63)%		(21.22)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$39,024	$87,202		$6,988

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.19%	1.24%		2.95	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	0.95%	0.95	%(d)	1.50	%(c)
Ratio of net investment income/(loss) to average net assets	2.18%	3.03%		(0.29	)%(c)
Portfolio turnover rate	0%	0%		0%

*	The Fund had a 1 for 20 reverse stock split after the close of business January 10, 2025. See Note 1 in the accompanying Notes to Financial Statements.
(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.
(d)	Effective July 1, 2024, the investment adviser fee changed from 1.30% to 0.95% and the net expense limitation agreement changed from 1.50% to 0.95%. Refer to Note 5.

See Notes to Financial Statements.
Annual Report | June 30, 2026	101

GraniteShares 2x Long AMD Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

			For the Period
			March 18, 2024
	For the	For the	(Commencement of
	Year Ended	Year Ended	Operations)
	June 30, 2026	June 30, 2025	to June 30, 2024
NET ASSET VALUE, BEGINNING OF PERIOD	$8.52	$16.44	$25.00

INCOME FROM OPERATIONS:
Net investment income/(loss)(a)	(0.20)	0.20	0.01
Net realized and unrealized gain/(loss)	74.42	(8.12)	(8.57)
Total from investment operations	74.22	(7.92)	(8.56)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	74.22	(7.92)	(8.56)
NET ASSET VALUE, END OF PERIOD	$82.74	$8.52	$16.44
TOTAL RETURN(b)	871.13%	(48.18)%	(34.24)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$1,661,372	$459,583	$55,081

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets (including interest expense)	1.86%	1.10%	1.44	%(c)
Ratio of expenses including waiver/reimbursement to average net assets (including interest expense)	1.84%	1.07%	1.15	%(c)
Ratio of expenses excluding waiver/reimbursement to average net assets (excluding interest expense)	1.03%	1.10%	1.44	%(c)
Ratio of expenses including waiver/reimbursement to average net assets (excluding interest expense)	1.01%	1.07%	1.15	%(c)
Ratio of net investment income/(loss) to average net assets	(1.07)%	2.92%	0.29	%(c)
Portfolio turnover rate	0%	0%	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
102	www.graniteshares.com

GraniteShares 2x Long AMZN Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

			For the Period
			March 18, 2024
	For the	For the	(Commencement of
	Year Ended	Year Ended	Operations)
	June 30, 2026	June 30, 2025	to June 30, 2024
NET ASSET VALUE, BEGINNING OF PERIOD	$30.93	$29.40	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.40	0.81	0.10
Net realized and unrealized gain/(loss)	(0.59)	0.72	4.30
Total from investment operations	(0.19)	1.53	4.40

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.19)	1.53	4.40
NET ASSET VALUE, END OF PERIOD	$30.74	$30.93	$29.40
TOTAL RETURN(b)	(0.61)%	5.20%	17.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$45,189	$49,489	$17,053

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.15%	1.27%	2.28	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	1.12%	1.15%	1.15	%(c)
Ratio of net investment income to average net assets	1.27%	2.87%	1.31	%(c)
Portfolio turnover rate	0%	0%	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
Annual Report | June 30, 2026	103

GraniteShares 2x Long MSFT Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

			For the Period
			March 18, 2024
	For the	For the	(Commencement of
	Year Ended	Year Ended	Operations)
	June 30, 2026	June 30, 2025	to June 30, 2024
NET ASSET VALUE, BEGINNING OF PERIOD	$30.12	$27.76	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.32	0.66	0.10
Net realized and unrealized gain/(loss)	(15.72)	1.70	2.66
Total from investment operations	(15.40)	2.36	2.76

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(15.40)	2.36	2.76
NET ASSET VALUE, END OF PERIOD	$14.72	$30.12	$27.76
TOTAL RETURN(b)	(51.13)%	8.50%	11.04%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$125,577	$19,879	$10,271

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.15%	1.40%	3.55	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	1.12%	1.15%	1.15	%(c)
Ratio of net investment income to average net assets	1.61%	2.89%	1.46	%(c)
Portfolio turnover rate	0%	0%	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
104	www.graniteshares.com

GraniteShares 2x Short COIN Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

		For the Period
		September 3, 2024
	For the	(Commencement of
	Year Ended	Operations)
	June 30, 2026*	to June 30, 2025#*
NET ASSET VALUE, BEGINNING OF PERIOD	$48.27	$500.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.41	2.44
Net realized and unrealized gain/(loss)	15.51	(450.88)
Total from investment operations	15.92	(448.44)

DISTRIBUTIONS:
From net investment income	(0.60)	(3.29)
Total distributions	(0.60)	(3.29)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	15.32	(451.73)
NET ASSET VALUE, END OF PERIOD	$63.59	$48.27
TOTAL RETURN(b)	32.96%	(90.20)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$15,961	$36,688

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets (including interest expense)	1.88%	2.36	%(c)
Ratio of expenses including waiver/reimbursement to average net assets (including interest expense)	1.68%	1.33	%(c)(d)
Ratio of expenses excluding waiver/reimbursement to average net assets (excluding interest expense)	1.30%	2.36	%(c)
Ratio of expenses including waiver/reimbursement to average net assets (excluding interest expense)	1.10%	1.33	%(c)(d)
Ratio of net investment income to average net assets	0.83%	2.68	%(c)
Portfolio turnover rate	0%	0%

*	Effective May 5, 2025 the fund changed its name from 1x Short Coin Daily ETF to 2x Short Coin Daily ETF.
#	The Fund had a 1 for 20 reverse stock split after the close of business August 14, 2025. See Note 1 in the accompanying Notes to Financial Statements
(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.
(d)	Effective May 9, 2025, the investment adviser fee changed from 1.30% to 0.99% and the net expense limitation agreement changed from 1.50% to 1.15%. Refer to Note 5.

See Notes to Financial Statements.
Annual Report | June 30, 2026	105

GraniteShares 2x Long PLTR Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

		For the Period
		September 3, 2024
	For the	(Commencement of
	Year Ended	Operations)
	June 30, 2026	to June 30, 2025#
NET ASSET VALUE, BEGINNING OF PERIOD	$19.43	$1.67

INCOME FROM OPERATIONS:
Net investment income/(loss)(a)	(0.19)	0.07
Net realized and unrealized gain/(loss)	(8.30)	17.69
Total from investment operations	(8.49)	17.76

DISTRIBUTIONS:
From realized gains	(1.55)	–
Total distributions	(1.55)	–

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(10.04)	17.76
NET ASSET VALUE, END OF PERIOD	$9.39	$19.43
TOTAL RETURN(b)	(49.07)%	1066.04%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$296,775	$486,823

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets (including interest expense)	1.57%	1.05	%(c)
Ratio of expenses including waiver/reimbursement to average net assets (including interest expense)	1.55%	1.04	%(c)
Ratio of expenses excluding waiver/reimbursement to average net assets (excluding interest expense)	1.03%	1.05	%(c)
Ratio of expenses including waiver/reimbursement to average net assets (excluding interest expense)	1.01%	1.04	%(c)
Ratio of net investment income/(loss) to average net
assets	(0.86)%	0.71	%(c)
Portfolio turnover rate	0%	17002	%(d)

#	The Fund had a 15 for 1 stock split after the close of business July 8, 2025. See Note 1 in the accompanying Notes to Financial Statements.
(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.
(d)	Not Annualized.

See Notes to Financial Statements.
106	www.graniteshares.com

GraniteShares 2x Long UBER Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

		For the Period
		September 3, 2024
	For the	(Commencement of
	Year Ended	Operations)
	June 30, 2026	to June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$33.32	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.22	0.31
Net realized and unrealized gain/(loss)	(16.35)	8.01
Total from investment operations	(16.13)	8.32

DISTRIBUTIONS:
From realized gains	(2.22)	–
Total distributions	(2.22)	–

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(18.35)	8.32
NET ASSET VALUE, END OF PERIOD	$14.97	$33.32
TOTAL RETURN(b)	(50.36)%	33.28%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$20,963	$29,321

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.21%	1.39	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	1.15%	1.15	%(c)
Ratio of net investment income to average net assets	0.94%	1.63	%(c)
Portfolio turnover rate	0%	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
Annual Report | June 30, 2026	107

GraniteShares 2x Long MU Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

		For the Period
		November 11, 2024
	For the	(Commencement of
	Year Ended	Operations)
	June 30, 2026#	to June 30, 2025#
NET ASSET VALUE, BEGINNING OF PERIOD	$0.86	$1.00

INCOME FROM OPERATIONS:
Net investment income/(loss)(a)	(0.07)	0.01
Net realized and unrealized gain/(loss)	36.11	(0.15)
Total from investment operations	36.04	(0.14)

DISTRIBUTIONS:
From realized gains	(0.01)	–
Total distributions	(0.01)	–

NET INCREASE/(DECREASE) IN NET ASSET VALUE	36.03	(0.14)
NET ASSET VALUE, END OF PERIOD	$36.89	$0.86
TOTAL RETURN(b)	4217.12%	(14.24)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$1,535,623	$8,789

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets (including interest expense)	1.66%	3.14	%(c)
Ratio of expenses including waiver/reimbursement to average net assets (including interest expense)	1.65%	1.50	%(c)
Ratio of expenses excluding waiver/reimbursement to average net assets (excluding interest expense)	1.38%	3.14	%(c)
Ratio of expenses including waiver/reimbursement to average net assets (excluding interest expense)	1.36%	1.50	%(c)
Ratio of net investment income/(loss) to average net
assets	(0.68)%	1.34	%(c)
Portfolio turnover rate	0%	0%

#	The Fund had a 25 for 1 stock split after the close of business June 26, 2026. See Note 1 in the accompanying Notes to Financial Statements.
(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
108	www.graniteshares.com

GraniteShares 2x Long TSM Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

		For the Period
		November 11, 2024
	For the	(Commencement of
	Year Ended	Operations)
	June 30, 2026	to June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$27.57	$25.00

INCOME FROM OPERATIONS:
Net investment income/(loss)(a)	(0.13)	0.20
Net realized and unrealized gain	64.62	2.37
Total from investment operations	64.49	2.57

NET INCREASE IN NET ASSET VALUE	64.49	2.57
NET ASSET VALUE, END OF PERIOD	$92.06	$27.57
TOTAL RETURN(b)	233.91%	10.28%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$64,441	$14,061

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.55%	2.54	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	1.50%	1.50	%(c)
Ratio of net investment income/(loss) to average net assets	(0.26)%	1.58	%(c)
Portfolio turnover rate	0%	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
Annual Report | June 30, 2026	109

GraniteShares 2x Long CRWD Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

		For the Period
		November 11, 2024
	For the	(Commencement of
	Year Ended	Operations)
	June 30,2026	to June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$42.32	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.15	0.31
Net realized and unrealized gain	21.39	17.01
Total from investment operations	21.54	17.32

NET INCREASE IN NET ASSET VALUE	21.54	17.32
NET ASSET VALUE, END OF PERIOD	$63.86	$42.32
TOTAL RETURN(b)	50.90%	69.28%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$53,005	$35,127

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets (including interest expense)	1.70%	1.92	%(c)
Ratio of expenses including waiver/reimbursement to average net assets (including interest expense)	1.65%	1.50	%(c)
Ratio of expenses excluding waiver/reimbursement to average net assets (excluding interest expense)	1.48%	1.92	%(c)
Ratio of expenses including waiver/reimbursement to average net assets (excluding interest expense)	1.42%	1.50	%(c)
Ratio of net investment income to average net assets	0.48%	1.61	%(c)
Portfolio turnover rate	0%	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
110	www.graniteshares.com

GraniteShares 2x Long SMCI Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

		For the Period
		December 10, 2024
	For the	(Commencement of
	Year Ended	Operations)
	June 30, 2026#	to June 30, 2025#
NET ASSET VALUE, BEGINNING OF PERIOD	$121.91	$166.66

INCOME FROM OPERATIONS:
Net investment income(a)	0.42	0.73
Net realized and unrealized loss	(110.08)	(45.48)
Total from investment operations	(109.66)	(44.75)

NET (DECREASE) IN NET ASSET VALUE	(109.66)	(44.75)
NET ASSET VALUE, END OF PERIOD	$12.25	$121.91
TOTAL RETURN(b)	(89.95)%	(26.84)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$39,221	$73,145
RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets (including interest expense)	1.55%	1.56	%(c)
Ratio of expenses including waiver/reimbursement to average net assets (including interest expense)	1.37%	1.49	%(c)
Ratio of expenses excluding waiver/reimbursement to average net assets (excluding interest expense)	1.43%	1.56	%(c)
Ratio of expenses including waiver/reimbursement to average net assets (excluding interest expense)	1.25%	1.49	%(c)
Ratio of net investment income to average net assets	1.10%	1.39	%(c)
Portfolio turnover rate	0%	0%

#	The Fund had a 1 for 20 reverse stock split after the close of business May 1, 2026 and 3 for 1 stock split after the close of business June 26, 2026. See Note 1 in the accompanying Notes to Financial Statements.
(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
Annual Report | June 30, 2026	111

GraniteShares 2x Long QCOM Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

		For the Period
		February 12, 2025
	For the	(Commencement of
	Year Ended	Operations)
	June 30, 2026	to June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$19.87	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.25	0.11
Net realized and unrealized loss	(0.30)	(5.24)
Total from investment operations	(0.05)	(5.13)

NET (DECREASE) IN NET ASSET VALUE	(0.05)	(5.13)
NET ASSET VALUE, END OF PERIOD	$19.82	$19.87
TOTAL RETURN(b)	(0.25)%	(20.52)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$136,171	$3,180

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.52%	7.54	%(c)
Ratio of expenses including waiver/reimbursement to
average net assets	1.50%	1.50	%(c)
Ratio of net investment income to average net assets	1.04%	1.71	%(c)
Portfolio turnover rate	0%	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
112	www.graniteshares.com

GraniteShares 2x Long DELL Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

		For the Period
		February 12, 2025
	For the	(Commencement of
	Year Ended	Operations)
	June 30, 2026#	to June 30, 2025#
NET ASSET VALUE, BEGINNING OF PERIOD	$3.07	$3.13

INCOME FROM OPERATIONS:
Net investment income/(loss)(a)	(0.01)	0.01
Net realized and unrealized gain/(loss)	21.91	(0.07)
Total from investment operations	21.90	(0.06)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	21.90	(0.06)
NET ASSET VALUE, END OF PERIOD	$24.97	$3.07
TOTAL RETURN(b)	715.35%	(2.00)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$160,584	$7,105

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.52%	3.60	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	1.49%	1.50	%(c)
Ratio of net investment income/(loss) to average net assets	(0.20)%	1.29	%(c)
Portfolio turnover rate	0%	0%

#	The Fund had a 8 for 1 stock split after the close of business June 26, 2026. See Note 1 in the accompanying Notes to Financial Statements.
(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
Annual Report | June 30, 2026	113

GraniteShares 2x Long INTC Daily ETF	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

		For the Period
		February 12, 2025
	For the	(Commencement of
	Year Ended	Operations)
	June 30, 2026#	to June 30, 2025#
NET ASSET VALUE, BEGINNING OF PERIOD	$2.47	$3.13

INCOME FROM OPERATIONS:
Net investment income/(loss)(a)	(0.03)	0.02
Net realized and unrealized gain/(loss)	48.28	(0.68)
Total from investment operations	48.25	(0.66)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	48.25	(0.66)
NET ASSET VALUE, END OF PERIOD	$50.72	$2.47
TOTAL RETURN(b)	1950.33%	(20.84)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$808,915	$22,758

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets (including interest expense)	1.53%	1.89	%(c)
Ratio of expenses including waiver/reimbursement to average net assets (including interest expense)	1.52%	1.50	%(c)
Ratio of expenses excluding waiver/reimbursement to average net assets (excluding interest expense)	1.35%	1.89	%(c)
Ratio of expenses including waiver/reimbursement to average net assets (excluding interest expense)	1.33%	1.50	%(c)
Ratio of net investment income/(loss) to average net assets	(0.29)%	2.24	%(c)
Portfolio turnover rate	0%	0%

#	The Fund had a 8 for 1 stock split after the close of business June 26, 2026. See Note 1 in the accompanying Notes to Financial Statements.
(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
114	www.graniteshares.com

GraniteShares 2x Long MARA Daily ETF	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

		For the Period
		March 6, 2025
	For the	(Commencement of
	Year Ended	Operations)
	June 30, 2026#	to June 30, 2025#
NET ASSET VALUE, BEGINNING OF PERIOD	$197.83	$250.00

INCOME FROM OPERATIONS:
Net investment income(a)	1.31	1.00
Net realized and unrealized loss	(128.45)	(53.17)
Total from investment operations	(127.14)	(52.17)

NET (DECREASE) IN NET ASSET VALUE	(127.14)	(52.17)
NET ASSET VALUE, END OF PERIOD	$70.69	$197.83
TOTAL RETURN(b)	(64.26)%	(20.88)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$72,249	$41,742

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets (including interest expense)	1.48%	1.94	%(c)
Ratio of expenses including waiver/reimbursement to average net assets (including interest expense)	1.42%	1.50	%(c)
Ratio of expenses excluding waiver/reimbursement to average net assets (excluding interest expense)	1.44%	1.94	%(c)
Ratio of expenses including waiver/reimbursement to average net assets (excluding interest expense)	1.39%	1.50	%(c)
Ratio of net investment income to average net assets	1.65%	1.71	%(c)
Portfolio turnover rate	0%	0%

#	The Fund had a 1 for 10 reverse stock split after the close of business May 1, 2026. See Note 1 in the accompanying Notes to Financial Statements.
(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
Annual Report | June 30, 2026	115

GraniteShares 2x Long MRVL Daily ETF	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

		For the Period
		March 6, 2025
	For the	(Commencement of
	Year Ended	Operations)
	June 30, 2026#	to June 30, 2025#
NET ASSET VALUE, BEGINNING OF PERIOD	$7.65	$8.33

INCOME FROM OPERATIONS:
Net investment income/(loss)(a)	(0.06)	0.02
Net realized and unrealized gain/(loss)	49.84	(0.70)
Total from investment operations	49.78	(0.68)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	49.78	(0.68)
NET ASSET VALUE, END OF PERIOD	$57.43	$7.65
TOTAL RETURN(b)	651.05%	(8.24)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$1,033,685	$20,647

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets (including interest expense)	1.96%	2.53	%(c)
Ratio of expenses including waiver/reimbursement to average net assets (including interest expense)	1.94%	1.50	%(c)
Ratio of expenses excluding waiver/reimbursement to average net assets (excluding interest expense)	1.39%	2.53	%(c)
Ratio of expenses including waiver/reimbursement to average net assets (excluding interest expense)	1.37%	1.50	%(c)
Ratio of net investment income/(loss) to average net assets	(0.32)%	1.36	%(c)
Portfolio turnover rate	0%	0%

#	The Fund had a 3 for 1 stock split after the close of business June 26, 2026. See Note 1 in the accompanying Notes to Financial Statements.
(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
116	www.graniteshares.com

GraniteShares 2x Long IONQ Daily ETF	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

		For the Period
		March 24, 2025
	For the	(Commencement of
	Year Ended	Operations)
	June 30, 2026	to June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$49.09	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.10	0.18
Net realized and unrealized gain/(loss)	(22.18)	23.91
Total from investment operations	(22.08)	24.09

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(22.08)	24.09
NET ASSET VALUE, END OF PERIOD	$27.01	$49.09
TOTAL RETURN(b)	(44.98)%	96.36%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$86,984	$13,744

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets (including interest expense)	1.92%	3.63	%(c)
Ratio of expenses including waiver/reimbursement to average net assets (including interest expense)	1.88%	1.50	%(c)
Ratio of expenses excluding waiver/reimbursement to average net assets (excluding interest expense)	1.46%	3.63	%(c)
Ratio of expenses including waiver/reimbursement to average net assets (excluding interest expense)	1.42%	1.50	%(c)
Ratio of net investment income to average net assets	0.33%	1.68	%(c)
Portfolio turnover rate	0%	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
Annual Report | June 30, 2026	117

GraniteShares 2x Long VRT Daily ETF	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

		For the Period
		March 24, 2025
	For the	(Commencement of
	Year Ended	Operations)
	June 30, 2026#	to June 30, 2025#
NET ASSET VALUE, BEGINNING OF PERIOD	$12.88	$8.33

INCOME FROM OPERATIONS:
Net investment income/(loss)(a)	(0.19)	0.02
Net realized and unrealized gain	39.40	4.53
Total from investment operations	39.21	4.55

NET INCREASE IN NET ASSET VALUE	39.21	4.55
NET ASSET VALUE, END OF PERIOD	$52.09	$12.88
TOTAL RETURN(b)	304.53%	54.52%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$88,040	$8,499

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets (including interest expense)	2.29%	3.83	%(c)
Ratio of expenses including waiver/reimbursement to average net assets (including interest expense)	2.25%	1.50	%(c)
Ratio of expenses excluding waiver/reimbursement to average net assets (excluding interest expense)	1.51%	3.83	%(c)
Ratio of expenses including waiver/reimbursement to average net assets (excluding interest expense)	1.48%	1.50	%(c)
Ratio of net investment income/(loss) to average net assets	(0.68)%	0.73	%(c)
Portfolio turnover rate	0%	0%

#	The Fund had a 3 for 1 stock split after the close of business June 26, 2026. See Note 1 in the accompanying Notes to Financial Statements.
(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
118	www.graniteshares.com

GraniteShares 2x Long RDDT Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Year Ended June 30, 2026	For the Period March 24, 2025 (Commencement of Operations) to June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$28.58	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.12	0.08
Net realized and unrealized gain/(loss)	(7.74)	3.50
Total from investment operations	(7.62)	3.58

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(7.62)	3.58
NET ASSET VALUE, END OF PERIOD	$20.96	$28.58
TOTAL RETURN(b)	(26.66)%	14.32%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$56,789	$26,297

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets (including interest expense)	1.96%	2.44	%(c)
Ratio of expenses including waiver/reimbursement to average net assets (including interest expense)	1.92%	1.50	%(c)
Ratio of expenses excluding waiver/reimbursement to average net assets (excluding interest expense)	1.44%	2.44	%(c)
Ratio of expenses including waiver/reimbursement to average net assets (excluding interest expense)	1.40%	1.50	%(c)
Ratio of net investment income to average net assets	0.43%	1.69	%(c)
Portfolio turnover rate	0%	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
Annual Report | June 30, 2026	119

GraniteShares 2x Long LCID Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Year Ended June 30, 2026	For the Period April 21, 2025 (Commencement of Operations) to June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$18.71	$25.00
INCOME FROM OPERATIONS:
Net investment income(a)	0.05	0.12
Net realized and unrealized loss	(17.85)	(6.41)
Total from investment operations	(17.80)	(6.29)

NET (DECREASE) IN NET ASSET VALUE	(17.80)	(6.29)
NET ASSET VALUE, END OF PERIOD	$0.91	$18.71
TOTAL RETURN(b)	(95.14)%	(25.16)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$6,552	$3,742

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.79%	4.67	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	1.15%	1.15	%(c)
Ratio of net investment income to average net assets	1.93%	2.78	%(c)
Portfolio turnover rate	0%	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
120	www.graniteshares.com

GraniteShares 2x Long RIVN Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Year Ended June 30, 2026	For the Period April 21, 2025 (Commencement of Operations) to June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$35.62	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.46	0.15
Net realized and unrealized gain/(loss)	(2.83)	10.47
Total from investment operations	(2.37)	10.62

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(2.37)	10.62
NET ASSET VALUE, END OF PERIOD	$33.25	$35.62
TOTAL RETURN(b)	(6.65)%	42.48%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$15,294	$1,425

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets (including interest expense)	1.56%	7.89	%(c)
Ratio of expenses including waiver/reimbursement to average net assets (including interest expense)	1.19%	1.15	%(c)
Ratio of expenses excluding waiver/reimbursement to average net assets (excluding interest expense)	1.52%	7.89	%(c)
Ratio of expenses including waiver/reimbursement to average net assets (excluding interest expense)	1.15%	1.15	%(c)
Ratio of net investment income to average net assets	1.40%	1.98	%(c)
Portfolio turnover rate	0%	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
Annual Report | June 30, 2026	121

GraniteShares 2x Long MSTR Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Year Ended June 30, 2026#	For the Period June 9, 2025 (Commencement of Operations) to June 30, 2025#
NET ASSET VALUE, BEGINNING OF PERIOD	$521.60	$500.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.54	0.60
Net realized and unrealized gain/(loss)	(510.91)	21.00
Total from investment operations	(510.37)	21.60

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(510.37)	21.60
NET ASSET VALUE, END OF PERIOD	$11.23	$521.60
TOTAL RETURN(b)	(97.85)%	4.32%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$5,167	$782

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets (including interest expense)	2.55%	39.00	%(c)
Ratio of expenses including waiver/reimbursement to average net assets (including interest expense)	1.64%	1.42	%(c)
Ratio of expenses excluding waiver/reimbursement to average net assets (excluding interest expense)	2.40%	39.00	%(c)
Ratio of expenses including waiver/reimbursement to average net assets (excluding interest expense)	1.50%	1.42	%(c)
Ratio of net investment income to average net assets	1.28%	2.53	%(c)
Portfolio turnover rate	0%	0%

#	The Fund had a 1 for 20 reverse stock split after the close of business May 1, 2026. See Note 1 in the accompanying Notes to Financial Statements.
(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
122	www.graniteshares.com

GraniteShares 2x Long NOW Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period July 14, 2025 (Commencement of Operations) to June 30, 2026
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.07
Net realized and unrealized loss	(20.69)
Total from investment operations	(20.62)

NET (DECREASE) IN NET ASSET VALUE	(20.62)
NET ASSET VALUE, END OF PERIOD	$4.38
TOTAL RETURN(b)	(82.48)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$285,663

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.41	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	1.38	%(c)
Ratio of net investment income to average net assets	1.43	%(c)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
Annual Report | June 30, 2026	123

GraniteShares 2x Long PDD Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period July 14, 2025 (Commencement of Operations) to June 30, 2026
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.37
Net realized and unrealized loss	(14.16)
Total from investment operations	(13.79)

DISTRIBUTIONS:
From realized gains	(0.09)
Total distributions	(0.09)

NET (DECREASE) IN NET ASSET VALUE	(13.88)
NET ASSET VALUE, END OF PERIOD	$11.12
TOTAL RETURN(b)	(55.37)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$7,559

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	2.08	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	1.50	%(c)
Ratio of net investment income to average net assets	1.81	%(c)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
124	www.graniteshares.com

GraniteShares 2x Long AVGO Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period July 14, 2025 (Commencement of Operations) to June 30, 2026
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.44
Net realized and unrealized gain	9.51
Total from investment operations	9.95

NET INCREASE IN NET ASSET VALUE	9.95
NET ASSET VALUE, END OF PERIOD	$34.95
TOTAL RETURN(b)	39.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$35,650

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.63	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	1.50	%(c)
Ratio of net investment income to average net assets	1.28	%(c)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
Annual Report | June 30, 2026	125

GraniteShares 2x Long ISRG Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period October 6, 2025 (Commencement of Operations) to June 30, 2026
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.20
Net realized and unrealized loss	(8.19)
Total from investment operations	(7.99)

NET (DECREASE) IN NET ASSET VALUE	(7.99)
NET ASSET VALUE, END OF PERIOD	$17.01
TOTAL RETURN(b)	(31.96)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$7,144

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	2.39	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	1.50	%(c)
Ratio of net investment income to average net assets	1.08	%(c)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
126	www.graniteshares.com

GraniteShares 2x Long NBIS Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period October 6, 2025 (Commencement of Operations) to June 30, 2026
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.07
Net realized and unrealized gain	31.96
Total from investment operations	32.03

NET INCREASE IN NET ASSET VALUE	32.03
NET ASSET VALUE, END OF PERIOD	$57.03
TOTAL RETURN(b)	128.12%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$195,599

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets (including interest expense)	1.42	%(c)
Ratio of expenses including waiver/reimbursement to average net assets (including interest expense)	1.38	%(c)
Ratio of expenses excluding waiver/reimbursement to average net assets (excluding interest expense)	1.41	%(c)
Ratio of expenses including waiver/reimbursement to average net assets (excluding interest expense)	1.37	%(c)
Ratio of net investment income to average net assets	0.51	%(c)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
Annual Report | June 30, 2026	127

GraniteShares 2x Long GOOGL Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period December 1, 2025 (Commencement of Operations) to June 30, 2026
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.23
Net realized and unrealized gain	3.49
Total from investment operations	3.72

NET INCREASE IN NET ASSET VALUE	3.72
NET ASSET VALUE, END OF PERIOD	$28.72
TOTAL RETURN(b)	14.88%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$12,064

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.88	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(c)
Ratio of net investment income to average net assets	1.44	%(c)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
128	www.graniteshares.com

GraniteShares 2x Long SpaceX Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period June 12, 2026 (Commencement of Operations) to June 30, 2026
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.02
Net realized and unrealized gain	0.62
Total from investment operations	0.64
NET INCREASE IN NET ASSET VALUE	0.64
NET ASSET VALUE, END OF PERIOD	$25.64
TOTAL RETURN(b)	2.56%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$31,277

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	2.78	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	1.50	%(c)
Ratio of net investment income to average net assets	1.93	%(c)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
Annual Report | June 30, 2026	129

GraniteShares 2x Short SpaceX Daily ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period June 12, 2026 (Commencement of Operations) to June 30, 2026
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment loss(a)	(0.01)
Net realized and unrealized loss	(8.05)
Total from investment operations	(8.06)

NET (DECREASE) IN NET ASSET VALUE	(8.06)
NET ASSET VALUE, END OF PERIOD	$16.94
TOTAL RETURN(b)	(32.24)%

RATIOS/SUPPLEMENTAL DATA:	$38,109
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	2.88	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	2.88	%(c)
Ratio of net investment loss to average net assets	(0.92	)%(c)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
130	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

1.	ORGANIZATION

The GraniteShares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2016. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust is an open-end management investment company currently consisting of thirty nine investment series. This report pertains to the GraniteShares 2x Long BABA Daily ETF (“BABX”), GraniteShares 2x Long META Daily ETF (“FBL”), GraniteShares 2x Long NVDA Daily ETF (“NVDL”), GraniteShares 2x Long AAPL Daily ETF (“AAPB”), GraniteShares 2x Long COIN Daily ETF (“CONL”), GraniteShares 1.25x Long TSLA Daily ETF (“TSL”), GraniteShares 2x Short NVDA Daily ETF (“NVD”), GraniteShares 2x Long TSLA Daily ETF (“TSLR”), GraniteShares 2x Short TSLA Daily ETF (“TSDD”), GraniteShares 2x Long AMD Daily ETF (“AMDL”), GraniteShares 2x Long AMZN Daily ETF (“AMZZ”), GraniteShares 2x Long MSFT Daily ETF (“MSFL”), GraniteShares 2x Short COIN Daily ETF (“CONI”) (formerly GraniteShares 1x Short COIN Daily ETF), GraniteShares 2x Long PLTR Daily ETF (“PTIR”), GraniteShares 2x Long UBER Daily ETF (“UBRL”), GraniteShares 2x Long MU Daily ETF (“MULL”), GraniteShares 2x Long TSM Daily ETF (“TSMU”), GraniteShares 2x Long CRWD Daily ETF (“CRWL”), GraniteShares 2x Long SMCI Daily ETF (“SMCL”), GraniteShares 2x Long QCOM Daily ETF (“QCML”), GraniteShares 2x Long DELL Daily ETF (“DLLL”), GraniteShares 2x Long INTC Daily ETF (“INTW”), GraniteShares 2x Long MARA Daily ETF (“MRAL”), GraniteShares 2x Long MRVL Daily ETF (“MVLL”), GraniteShares 2x Long IONQ Daily ETF (“IONL”), GraniteShares 2x Long VRT Daily ETF (“VRTL”), GraniteShares 2x Long RDDT Daily ETF (“RDTL”), GraniteShares 2x Long LCID Daily ETF (“LCDL”), GraniteShares 2x Long RIVN Daily ETF (“RVNL”), GraniteShares 2x Long MSTR Daily ETF (“MSTP”), GraniteShares 2x Long NOW Daily ETF (“NOWL”), GraniteShares 2x Long PDD Daily ETF (“PDDL”), GraniteShares 2x Long AVGO Daily ETF (“AVGU”), GraniteShares 2x Long ISRG Daily ETF (“ISUL”), GraniteShares 2x Long NBIS Daily ETF (“NBIL”), GraniteShares 2x Long GOOGL Daily ETF (“GOU”), GraniteShares 2x Long SpaceX Daily ETF (“SPAL”), and GraniteShares 2x Short SpaceX Daily ETF (“SNK”) (each, a “Fund”, and collectively, the “Funds”). AAPB, CONL and TSL commenced operations on August 08, 2022. BABX, FBL and NVDL commenced operations on December 12, 2022. NVD, TSLR and TSDD commenced operations on August 21, 2023. AMDL, AMZZ and MSFL commenced operations on March 18, 2024. CONI, PTIR and UBRL commenced operations on September 3, 2024. MULL, TSMU and CRWL commenced operations on November 11, 2024. SMCL commenced operations on December 10, 2024. QCML, DLLL and INTW commenced operations on February 12, 2025. MRAL and MVLL commenced operations on March 6, 2025. IONL, VRTL and RDTL commenced operations on March 24, 2025. LCDL and RVNL commenced operations on April 21, 2025. MSTP commenced operations on June 9, 2025. NOWL, PDDL and AVGU commenced operations on July 14, 2025. ISUL and NBIL commenced operations on October 6, 2025. GOU commenced operations on December 1, 2025. SPAL and SNK commenced operations on June 12, 2026. Each Fund is a non-diversified series of a management investment company under the 1940 Act. The remaining Funds in the Trust are presented separately.

The GraniteShares 2x Long META Daily ETF executed a five-for-one stock split, effective after the close of business on March 12, 2024. On March 13, 2024, shareholders will be deemed to hold five Fund shares for every one Fund share previously held as of the close of business on March 12, 2024. The stock split did not change the total value of the shareholders’ investment in the Fund.

The GraniteShares 2x Long NVDA Daily ETF executed a six-for-one stock split, effective after the close of business on March 12, 2024. On March 13, 2024, shareholders will be deemed to hold six Fund shares for every one Fund share previously held as of the close of business on March 12, 2024. The stock split did not change the total value of the shareholders’ investment in the Fund.

The GraniteShares 2x Short NVDA Daily ETF executed a one-for-twenty five reverse stock split, effective after the close of business on November 1, 2024. On November 4, 2024, shareholders will be deemed to hold one Fund share for every twenty five Fund shares previously held as of the close of business on November 1, 2024. The reverse stock split did not change the total value of the shareholders’ investment in the Fund.

The GraniteShares 2x Short TSLA Daily ETF executed a one-for-twenty reverse stock split, effective after the close of business on January 10, 2025. On January 13, 2025, shareholders will be deemed to hold one Fund share for every twenty Fund shares previously held as of the close of business on January 10, 2025. The reverse stock split did not change the total value of the shareholders’ investment in the Fund.

The GraniteShares 2x Long PLTR Daily ETF executed a fifteen-for-one stock split, effective after the close of business on July 8, 2025. On July 9, 2025, shareholders will be deemed to hold fifteen Fund shares for every one Fund share previously held as of the close of business on July 8, 2025. The stock split did not change the total value of the shareholders’ investment in the Fund. The stock split was retroactively applied to the financial statements for fiscal year ended June 30, 2025.

The GraniteShares 2x Short COIN Daily ETF executed a one-for-twenty reverse stock split, effective after the close of business on August 14, 2025. On August 15, 2025, shareholders will be deemed to hold one Fund share for every twenty Fund shares previously held as of the close of business on August 14, 2025. The reverse stock split did not change the total value of the shareholders’ investment in the Fund. The reverse stock split was retroactively applied to the financial statements for fiscal year ended June 30, 2025.

Annual Report | June 30, 2026	131

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

The GraniteShares 2x Long MSTR Daily ETF executed a one-for-twenty reverse stock split, effective after the close of business on April 30, 2026. On May 1, 2026, shareholders will be deemed to hold one Fund share for every twenty Fund shares previously held as of the close of business on April 30, 2026. The reverse stock split did not change the total value of the shareholders’ investment in the Fund.

The GraniteShares 2x Long MARA Daily ETF executed a one-for-ten reverse stock split, effective after the close of business on April 30, 2026. On May 1, 2026, shareholders will be deemed to hold one Fund share for every ten Fund shares previously held as of the close of business on April 30, 2026. The reverse stock split did not change the total value of the shareholders’ investment in the Fund.

The GraniteShares 2x Long SMCI Daily ETF executed a one-for-twenty reverse stock split, effective after the close of business on April 30, 2026. On May 1, 2026, shareholders will be deemed to hold one Fund share for every twenty Fund shares previously held as of the close of business on April 30, 2026. The reverse stock split did not change the total value of the shareholders’ investment in the Fund.

The GraniteShares 2x Long DELL Daily ETF executed an eight-for-one stock split, effective after the close of business on June 24, 2026. On June 26, 2026, shareholders will be deemed to hold eight Fund shares for every one Fund share previously held as of the close of business on June 24, 2026. The stock split did not change the total value of the shareholders’ investment in the Fund.

The GraniteShares 2x Long INTC Daily ETF executed an eight-for-one stock split, effective after the close of business on June 24, 2026. On June 26, 2026, shareholders will be deemed to hold eight Fund shares for every one Fund share previously held as of the close of business on June 24, 2026. The stock split did not change the total value of the shareholders’ investment in the Fund.

The GraniteShares 2x Long MU Daily ETF executed a twenty five-for-one stock split, effective after the close of business on June 24, 2026. On June 26, 2026, shareholders will be deemed to hold twenty five Fund shares for every one Fund share previously held as of the close of business on June 24, 2026. The stock split did not change the total value of the shareholders’ investment in the Fund.

The GraniteShares 2x Long MRVL Daily ETF executed a three-for-one stock split, effective after the close of business on June 24, 2026. On June 26, 2026, shareholders will be deemed to hold three Fund shares for every one Fund share previously held as of the close of business on June 24, 2026. The stock split did not change the total value of the shareholders’ investment in the Fund.

The GraniteShares 2x Long NVDA Daily ETF executed a three-for-one stock split, effective after the close of business on June 24, 2026. On June 26, 2026, shareholders will be deemed to hold three Fund shares for every one Fund share previously held as of the close of business on June 24, 2026. The stock split did not change the total value of the shareholders’ investment in the Fund.

The GraniteShares 2x Long SMCI Daily ETF executed a three-for-one stock split, effective after the close of business on June 24, 2026. On June 26, 2026, shareholders will be deemed to hold three Fund shares for every one Fund share previously held as of the close of business on June 24, 2026. The stock split did not change the total value of the shareholders’ investment in the Fund.

The GraniteShares 2x Long VRTV Daily ETF executed a three-for-one stock split, effective after the close of business on June 24, 2026. On June 26, 2026, shareholders will be deemed to hold three Fund shares for every one Fund share previously held as of the close of business on June 24, 2026. The stock split did not change the total value of the shareholders’ investment in the Fund.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds follows the accounting and reporting guidance in the Accounting Standards Codifications 946, “Financial Services—Investment Companies” issued by the U.S. Financial Accounting Standards Board. In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Funds represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Chief Operation Officer and Treasurer acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation. The CODM monitors the operating results as a whole and the Funds’ long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statements note disclosures only and did not affect the Funds’ financial position or the results of its operations.

132	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.

Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as each Fund is informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds distribute all or substantially all of their net investment income to shareholders in the form of dividends.

Total Return Swap contracts: Each of the Funds AAPB, BABX, CONL, FBL, NVDL, TSL, TSLR, AMDL, AMZZ, MSFL, PTIR, UBRL, MULL, TSMU, CRWL, SMCL, QCML, DLLL, INTW, MRAL, MVLL, IONL, VRTL, RDTL, LCDL, RVNL, MSTP, NOWL, PDDL, AVGU, ISUL, NBIL, GOU, and SPAL may enter into “long” total return swap contracts. Standard equity total return swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested in a particular security). Each Fund enters into master netting agreements with counterparties to mitigate counterparty credit risk in derivative contracts. A Fund does not offset fair value amounts for derivative contracts and related cash collateral on the Statements of Assets and Liabilities arising from derivative contracts executed with the same counterparties under such master netting agreements. Each Fund’s obligations are accrued daily and offset by any amounts owed to the Fund.

In a “long” equity total return swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular security, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the total return swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such security plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the total return swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund’s obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds’ custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized appreciation or depreciation on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”.

NVD, TSDD, CONI, and SNK may enter into total return swap contracts that provide the opposite return of the security (“short” the security). The operations are similar to that of the total return swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying security reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the security underlying the swap agreement can cause a scenario in which the Fund will pay the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event.

Collateral requirements generally differ by type of derivative. Collateral terms are contract specific for OTC derivatives (e.g. swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to the counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivative counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Interest earned on collateral pledged to a counterparty and interest expense incurred on collateral received from a counterparty is included with the expenses on the Statements of Operations.

Annual Report | June 30, 2026	133

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

In the event of the counterparty’s default, bankruptcy or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations.

3.	SECURITIES VALUATION

The Funds calculate their net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange Arca, Inc. (“NYSE Arca”) is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

If a market quotation is not readily available, the affected Fund’s portfolio will be valued at fair value for which Trust’s Board of Directors (the “Board”) maintains responsibility under Rule 2a-5. To achieve this purpose, the Board relies on a committee (the “Valuation Committee”) which consists of Trust’s CCO and representatives of the Adviser. As rule 2a-5 went into effect on September 8, 2022, the Board approved new valuation and fair value procedures. One of the requirements is that the Board receives an annual report from the trust’s CCO on the effectiveness of these procedures. Prior to September 8, 2022, if a market quotation was not readily available or was deemed not to reflect market value, the Adviser determined the price of the security held by the Funds based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board.

Fixed income instruments are valued based on prices received from pricing services. The pricing services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the pricing services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments.

Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of the last bid and asked prices, if available, and otherwise at the closing bid price. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. U.S. Treasury securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes. In each of these situations, valuations are typically categorized as Level2 in the fair value hierarchy.

Exchange traded equity and bond futures contracts are generally valued at the official futures settlement price. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of each Fund net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” A variety of factors may be considered in determining the fair value of such securities.

Valuing each Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

134	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

4.	FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund’s investments at June 30, 2026 were as follows:

GraniteShares 2x Long BABA Daily ETF Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$9,314,765	$–	$9,314,765
Liabilities
Total Return Swap Contracts	$–	$(3,054,410)	$–	$(3,054,410)
Total	$–	$6,260,355	$–	$6,260,355

GraniteShares 2x Long META Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$19,998,006	$–	$19,998,006
Total	$–	$19,998,006	$–	$19,998,006

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$11,726,556	$–	$11,726,556
Liabilities
Total Return Swap Contracts	$–	$(3,993,216)	$–	$(3,993,216)
Total	$–	$7,733,340	$–	$7,733,340

GraniteShares 2x Long NVDA Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$13,124,012,082	$–	$13,124,012,082
Total	$–	$13,124,012,082	$–	$13,124,012,082

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GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$4,237,156,176	$–	$4,237,156,176
Liabilities
Total Return Swap Contracts	$–	$(18,873,256)	$–	$(18,873,256)
Total	$–	$4,218,282,920	$–	$4,218,282,920

GraniteShares 2x Long AAPL Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$42,905,321	$–	$42,905,321
Total	$–	$42,905,321	$–	$42,905,321

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$10,777,343	$–	$10,777,343
Total	$–	$10,777,343	$–	$10,777,343

GraniteShares 2x Long COIN Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$19,998,006	$–	$19,998,006
Total	$–	$19,998,006	$–	$19,998,006

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Total Return Swap Contracts	$–	$(90,747,090)	$–	$(90,747,090)
Total	$–	$(90,747,090)	$–	$(90,747,090)

GraniteShares 1.25x Long TSLA Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$22,450,459	$–	$22,450,459
Total	$–	$22,450,459	$–	$22,450,459

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$6,344,254	$–	$6,344,254
Total	$–	$6,344,254	$–	$6,344,254

GraniteShares 2x Short NVDA Daily ETF Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$7,725,965	$–	$7,725,965
Total	$–	$7,725,965	$–	$7,725,965

GraniteShares 2x Long TSLA Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$99,480,478	$–	$99,480,478
Total	$–	$99,480,478	$–	$99,480,478

136	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$82,725,989	$–	$82,725,989
Total	$–	$82,725,989	$–	$82,725,989

GraniteShares 2x Short TSLA Daily ETF Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$7,015,557	$–	$7,015,557
Liabilities
Total Return Swap Contracts	$–	$(9,636)	$–	$(9,636)
Total	$–	$7,005,921	$–	$7,005,921

GraniteShares 2x Long AMD Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$3,442,403,686	$–	$3,442,403,686
Total	$–	$3,442,403,686	$–	$3,442,403,686

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$1,905,356,482	$–	$1,905,356,482
Total	$–	$1,905,356,482	$–	$1,905,356,482

GraniteShares 2x Long AMZN Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$46,397,615	$–	$46,397,615
Total	$–	$46,397,615	$–	$46,397,615

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$16,110,080	$–	$16,110,080
Total	$–	$16,110,080	$–	$16,110,080

GraniteShares 2x Long MSFT Daily ETF Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Total Return Swap Contracts	$–	$(11,418,476)	$–	$(11,418,476)
Total	$–	$(11,418,476)	$–	$(11,418,476)

GraniteShares 2x Short COIN Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$83,715,266	$–	$83,715,266
Total	$–	$83,715,266	$–	$83,715,266

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$21,073,290	$–	$21,073,290
Total	$–	$21,073,290	$–	$21,073,290

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GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

GraniteShares 2x Long PLTR Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$328,275,598	$–	$328,275,598
Total	$–	$328,275,598	$–	$328,275,598

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$227,477,299	$–	$227,477,299
Total	$–	$227,477,299	$–	$227,477,299

GraniteShares 2x Long UBER Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$598,679	$–	$598,679
Total	$–	$598,679	$–	$598,679

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$3,376,041	$–	$3,376,041
Total	$–	$3,376,041	$–	$3,376,041

GraniteShares 2x Long MU Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$2,639,354,839	$–	$2,639,354,839
Total	$–	$2,639,354,839	$–	$2,639,354,839

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$1,425,217,839	$–	$1,425,217,839
Total	$–	$1,425,217,839	$–	$1,425,217,839

GraniteShares 2x Long TSM Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$223,307,230	$–	$223,307,230
Total	$–	$223,307,230	$–	$223,307,230

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$53,214,144	$–	$53,214,144
Total	$–	$53,214,144	$–	$53,214,144

GraniteShares 2x Long CRWD Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$251,644,698	$–	$251,644,698
Total	$–	$251,644,698	$–	$251,644,698

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GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$55,133,720	$–	$55,133,720
Total	$–	$55,133,720	$–	$55,133,720

GraniteShares 2x Long SMCI Daily ETF Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$8,720,421	$–	$8,720,421
Liabilities
Total Return Swap Contracts	$–	$(335,464)	$–	$(335,464)
Total	$–	$8,384,957	$–	$8,384,957

GraniteShares 2x Long QCOM Daily ETF Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$7,730,235	$–	$7,730,235
Liabilities
Total Return Swap Contracts	$–	$(15,283,271)	$–	$(15,283,271)
Total	$–	$(7,553,036)	$–	$(7,553,036)

GraniteShares 2x Long DELL Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$552,580,627	$–	$552,580,627
Total	$–	$552,580,627	$–	$552,580,627

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$134,486,553	$–	$134,486,553
Total	$–	$134,486,553	$–	$134,486,553

GraniteShares 2x Long INTC Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$1,775,482,064	$–	$1,775,482,064
Total	$–	$1,775,482,064	$–	$1,775,482,064

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$763,161,811	$–	$763,161,811
Total	$–	$763,161,811	$–	$763,161,811

GraniteShares 2x Long MARA Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$199,759,194	$–	$199,759,194
Total	$–	$199,759,194	$–	$199,759,194

Annual Report | June 30, 2026	139

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$68,976,885	$–	$68,976,885
Liabilities
Total Return Swap Contracts	$–	$(5,853)	$–	$(5,853)
Total	$–	$68,971,032	$–	$68,971,032

GraniteShares 2x Long MRVL Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$1,581,110,980	$–	$1,581,110,980
Total	$–	$1,581,110,980	$–	$1,581,110,980

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$846,241,758	$–	$846,241,758
Total	$–	$846,241,758	$–	$846,241,758

GraniteShares 2x Long IONQ Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$323,087,047	$–	$323,087,047
Total	$–	$323,087,047	$–	$323,087,047

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$73,598,275	$–	$73,598,275
Liabilities
Total Return Swap Contracts	$–	$(117,976)	$–	$(117,976)
Total	$–	$73,480,299	$–	$73,480,299

GraniteShares 2x Long VRT Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$236,278,607	$–	$236,278,607
Total	$–	$236,278,607	$–	$236,278,607

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$59,217,559	$–	$59,217,559
Total	$–	$59,217,559	$–	$59,217,559

GraniteShares 2x Long RDDT Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$106,165,725	$–	$106,165,725
Total	$–	$106,165,725	$–	$106,165,725

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$30,476,470	$–	$30,476,470
Total	$–	$30,476,470	$–	$30,476,470

140	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

GraniteShares 2x Long LCID Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$10,876,000	$–	$10,876,000
Total	$–	$10,876,000	$–	$10,876,000

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$3,347,298	$–	$3,347,298
Total	$–	$3,347,298	$–	$3,347,298

GraniteShares 2x Long RIVN Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$18,559,046	$–	$18,559,046
Total	$–	$18,559,046	$–	$18,559,046

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$6,438,412	$–	$6,438,412
Total	$–	$6,438,412	$–	$6,438,412

GraniteShares 2x Long MSTR Daily ETF Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$140,354	$–	$140,354
Total	$–	$140,354	$–	$140,354

GraniteShares 2x Long NOW Daily ETF Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$45,837,350	$–	$45,837,350
Total	$–	$45,837,350	$–	$45,837,350

GraniteShares 2x Long PDD Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$4,789,431	$–	$4,789,431
Total	$–	$4,789,431	$–	$4,789,431

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Total Return Swap Contracts	$–	$(2,707,171)	$–	$(2,707,171)
Total	$–	$(2,707,171)	$–	$(2,707,171)

GraniteShares 2x Long AVGO Daily ETF Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Total Return Swap Contracts	$–	$(1,292,937)	$–	$(1,292,937)
Total	$–	$(1,292,937)	$–	$(1,292,937)

Annual Report | June 30, 2026	141

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

GraniteShares 2x Long ISRG Daily ETF Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Total Return Swap Contracts	$–	$(1,105,518)	$–	$(1,105,518)
Total	$–	$(1,105,518)	$–	$(1,105,518)

GraniteShares 2x Long NBIS Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$985,724,812	$–	$985,724,812
Total	$–	$985,724,812	$–	$985,724,812

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$203,811,313	$–	$203,811,313
Total	$–	$203,811,313	$–	$203,811,313

GraniteShares 2x Long GOOGL Daily ETF Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$1,951,034	$–	$1,951,034
Total	$–	$1,951,034	$–	$1,951,034

GraniteShares 2x Long SpaceX Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Short-Term Investments	$25	$–	$–	$25
Total	$25	$–	$–	$25

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$4,266,553	$–	$4,266,553
Total	$–	$4,266,553	$–	$4,266,553

GraniteShares 2x Short SpaceX Daily ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Short-Term Investments	$25	$–	$–	$25
United States Treasury Obligations	–	29,734,385	–	29,734,385
Total	$25	$29,734,385	$–	$29,734,410

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$9,925,564	$–	$9,925,564
Total	$–	$9,925,564	$–	$9,925,564

Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

As of June 30, 2026, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3.

142	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

5. ADVISORY AND OTHER AGREEMENTS

GraniteShares Advisors LLC (the “Adviser”), the investment adviser to the Funds, is a Delaware limited Liability Company located at 222 Broadway, 21st floor, New York, NY 10038. The Adviser provides investment advisory services to exchange-traded funds. The Adviser serves as investment adviser to the Funds with overall responsibility for the portfolio management of the Funds, subject to the supervision of the Board of Trustees (the “Board”) of the Trust.

For its services, the Adviser receives a fee that is equal to either 0.95%, 0.99%, 1.30% or 2.00% (see table below) of the average daily net assets of the Funds, calculated daily and paid monthly. Pursuant to the Advisory Agreement, each Fund is responsible for substantially all its expenses.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Fund. The expense limitations remain in effect until the dates specified in the table below, after which they may be terminated or revised.

Fund	Investment Advisory Fee Rate	Expense Limitation	Expense Limitation Effective Through
GraniteShares 2x Long BABA Daily ETF	0.99% p.a.	1.15% p.a.	December 31, 2027
GraniteShares 2x Long META Daily ETF	0.99% p.a.	1.15% p.a.	December 31, 2027
GraniteShares 2x Long NVDA Daily ETF	0.99% p.a.	1.15% p.a.	December 31, 2027
GraniteShares 2x Long AAPL Daily ETF	0.99% p.a.	1.15% p.a.	December 31, 2027
GraniteShares 2x Long COIN Daily ETF	0.99% p.a.	1.15% p.a.	December 31, 2027
GraniteShares 1.25x Long TSLA Daily ETF	0.99% p.a.	1.15% p.a.	December 31, 2027
GraniteShares 2x Short NVDA Daily ETF	1.30% p.a.	1.50% p.a.	December 31, 2027
GraniteShares 2x Long TSLA Daily ETF	0.95% p.a.	0.95% p.a.	December 31, 2027
GraniteShares 2x Short TSLA Daily ETF	0.95% p.a.	0.95% p.a.	December 31, 2027
GraniteShares 2x Long AMD Daily ETF	0.99% p.a	1.15% p.a.	December 31, 2027
GraniteShares 2x Long AMZN Daily ETF	0.99% p.a	1.15% p.a.	December 31, 2027
GraniteShares 2x Long MSFT Daily ETF	0.99% p.a	1.15% p.a.	December 31, 2027
GraniteShares 2x Short COIN Daily ETF	0.99% p.a	1.15% p.a.	December 31, 2027
GraniteShares 2x Long PLTR Daily ETF	0.99% p.a	1.15% p.a.	December 31, 2027
GraniteShares 2x Long UBER Daily ETF	0.99% p.a	1.15% p.a.	December 31, 2027
GraniteShares 2x Long MU Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2027
GraniteShares 2x Long TSM Daily ETF	1.30% p.a	1.50% p.a	December 31, 2027
GraniteShares 2x Long CRWD Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2027
GraniteShares 2x Long SMCI Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2027
GraniteShares 2x Long QCOM Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2027
GraniteShares 2x Long DELL Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2027
GraniteShares 2x Long INTC Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2027
GraniteShares 2x Long MARA Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2027
GraniteShares 2x Long MRVL Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2027
GraniteShares 2x Long IONQ Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2027
GraniteShares 2x Long VRT Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2027
GraniteShares 2x Long RDDT Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2027
GraniteShares 2x Long LCID Daily ETF	0.99% p.a	1.15% p.a.	December 31, 2027
GraniteShares 2x Long RIVN Daily ETF	0.99% p.a	1.15% p.a.	December 31, 2027
GraniteShares 2x Long MSTR Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2027
GraniteShares 2x Long NOW Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2027
GraniteShares 2x Long PDD Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2027
GraniteShares 2x Long AVGO Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2027
GraniteShares 2x Long ISRG Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2027
GraniteShares 2x Long NBIS Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2027
GraniteShares 2x Long GOOGL Daily ETF	0.99% p.a	1.15% p.a.	December 31, 2027
GraniteShares 2x Long SpaceX Daily ETF	1.30% p.a	1.50% p.a.	December 31, 2027
GraniteShares 2x Short SpaceX Daily ETF	2.00% p.a	3.00% p.a.	December 31, 2027

Annual Report | June 30, 2026	143

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

The expense limitation does not cover the following items that remain expenses of each Fund: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of counsel to the Independent Trustees; (iv) extraordinary expenses; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) interest and taxes of any kind or nature; and (vii) any fees and expenses related to the provision of securities lending services.

This contractual arrangement may only be changed or eliminated by or with the consent of the Funds’ Board of Trustees.

GraniteShares Advisors LLC may request recoupment of previously waived fees and paid expenses from the Funds for three years from the date such fees and expenses were waived or paid, if such reimbursement will not cause the Fund’s total expense ratio to exceed the expense limitation in place at the time of the waiver and/or expense payment and the expense limitation in place at the time of the recoupment. As of the fiscal year ended June 30, 2026, the Advisor may seek reimbursement of previously waived and reimbursed fees as follows:

Fund	Expires 6/30/2027		Expires 6/30/2028		Expires 6/30/2029		Total
GraniteShares 2x Long BABA Daily ETF	$	N/A	$	N/A	$	N/A	$	N/A
GraniteShares 2x Long META Daily ETF		N/A		N/A		N/A		N/A
GraniteShares 2x Long NVDA Daily ETF		N/A		N/A		N/A		N/A
GraniteShares 2x Long AAPL Daily ETF		42,891		37,678		6,666		87,235
GraniteShares 2x Long COIN Daily ETF		N/A		N/A		N/A		N/A
GraniteShares 1.25x Long TSLA Daily ETF		43,250		36,769		15,945		95,964
GraniteShares 2x Short NVDA Daily ETF		N/A		N/A		N/A		N/A
GraniteShares 2x Long TSLA Daily ETF		N/A		69,630		90,028		159,658
GraniteShares 2x Short TSLA Daily ETF		N/A		N/A		25,748		25,748
GraniteShares 2x Long AMD Daily ETF		N/A		N/A		N/A		N/A
GraniteShares 2x Long AMZN Daily ETF		N/A		N/A		N/A		N/A
GraniteShares 2x Long MSFT Daily ETF		N/A		N/A		N/A		N/A
GraniteShares 2x Short COIN Daily ETF		N/A		N/A		N/A		N/A
GraniteShares 2x Long PLTR Daily ETF		N/A		N/A		N/A		N/A
GraniteShares 2x Long UBER Daily ETF		N/A		11,443		8,196		19,639
GraniteShares 2x Long MU Daily ETF		N/A		N/A		N/A		N/A
GraniteShares 2x Long TSM Daily ETF		N/A		N/A		4,406		4,406
GraniteShares 2x Long CRWD Daily ETF		N/A		N/A		N/A		N/A
GraniteShares 2x Long SMCI Daily ETF		N/A		N/A		N/A		N/A
GraniteShares 2x Long QCOM Daily ETF		N/A		N/A		275		275
GraniteShares 2x Long DELL Daily ETF		N/A		N/A		N/A		N/A
GraniteShares 2x Long INTC Daily ETF		N/A		N/A		N/A		N/A
GraniteShares 2x Long MARA Daily ETF		N/A		N/A		N/A		N/A
GraniteShares 2x Long MRVL Daily ETF		N/A		N/A		N/A		N/A
GraniteShares 2x Long IONQ Daily ETF		N/A		N/A		N/A		N/A
GraniteShares 2x Long VRT Daily ETF		N/A		N/A		N/A		N/A
GraniteShares 2x Long RDDT Daily ETF		N/A		N/A		N/A		N/A
GraniteShares 2x Long LCID Daily ETF		N/A		14,026		22,305		36,331
GraniteShares 2x Long RIVN Daily ETF		N/A		16,515		20,814		37,329
GraniteShares 2x Long MSTR Daily ETF		N/A		7,267		26,838		34,105
GraniteShares 2x Long NOW Daily ETF		N/A		N/A		N/A		N/A
GraniteShares 2x Long PDD Daily ETF		N/A		N/A		27,331		27,331
GraniteShares 2x Long AVGO Daily ETF		N/A		N/A		12,142		12,142
GraniteShares 2x Long ISRG Daily ETF		N/A		N/A		24,601		24,601
GraniteShares 2x Long NBIS Daily ETF		N/A		N/A		N/A		N/A
GraniteShares 2x Long GOOGL Daily ETF		N/A		N/A		21,867		21,867
GraniteShares 2x Long SpaceX Daily ETF		N/A		N/A		12,823		12,823
GraniteShares 2x Short SpaceX Daily ETF		N/A		N/A		N/A		N/A

Recoupment of previously waived fees for the fiscal year ended June 30, 2026, are disclosed on the Funds Statements of Operations.

The Adviser is the only related party involved with the operations of the Funds.

144	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

ALPS Fund Services, Inc. (“AFS”) serves as the Funds’ Administrator, and Accounting Agent pursuant to the Fund Administration and Accounting Agreement. Brown Brothers Harriman & Co serves as the Funds’ Custodian and Transfer Agent pursuant to the Custodian and Transfer Agent Agreement. The Funds’ have a fee agreement with its custodian, Brown Brothers Harriman & Co, which provides for custody fees to be reduced by Create/Redeem credits received by the custodian from Authorized Participants. These amounts are shown as a reduction of expenses, “Fees paid indirectly”, on the Statement of Operations.

ALPS Distributors, Inc. (“Distributor”) serves as the Funds’ distributor. The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to a maximum annual rate of 0.25% of its average net assets in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. No distribution fees are currently charged to the Funds; there are no plans to impose these fees.

6.	SHARE TRANSACTIONS

With the exception of GraniteShares 2x Long SpaceX Daily ETF and GraniteShares 2x Short SpaceX Daily ETF, shares of the Funds are listed and traded on Nasdaq. GraniteShares 2x Long SpaceX Daily ETF and GraniteShares 2x Short SpaceX Daily ETF are listed on the Chicago Board Options Exchange (“CBOE”). Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed for cash. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of a Creation Unit. The standard fixed transaction fee for each Fund is $250, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. There were no variable fees received during the year. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

7.	INVESTMENT TRANSACTIONS

During the fiscal year ended June 30, 2026, the cost of purchases and proceeds from sales of investment securities, excluding short-term securities and inkind transactions, were as follows:

Fund	Purchases	Sales
GraniteShares 2x Long NVDA Daily ETF	$3,755,103,801	$3,765,479,230
GraniteShares 2x Long TSLA Daily ETF	181,200,697	178,167,495
GraniteShares 2x Long AMD Daily ETF	600,317,526	560,687,035

8.	VALUATION OF DERIVATIVE INSTRUMENTS

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations. The Funds use derivative instruments as part of their principal investment strategies to achieve their investment objectives.

Annual Report | June 30, 2026	145

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

The following is the location and the effect of derivative investments, if any, on the Funds’ Statement of Assets and Liabilities, categorized by investment type during the fiscal year ended June 30, 2026:

Risk Exposure	Asset Location	Fair Value	Liability Location	Fair Value
GraniteShares 2x Long BABA Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$9,314,765	Unrealized depreciation on Total Return Swap contracts	$(3,054,410)
Total		$9,314,765		$(3,054,410)

GraniteShares 2x Long META Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$11,726,556	Unrealized depreciation on Total Return Swap contracts	$(3,993,216)
Total		$11,726,556		$(3,993,216)

GraniteShares 2x Long NVDA Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$4,237,156,176	Unrealized depreciation on Total Return Swap contracts	$(18,873,256)
Total		$4,237,156,176		$(18,873,256)

GraniteShares 2x Long AAPL Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$10,777,343	Unrealized depreciation on Total Return Swap contracts	$–
Total		$10,777,343		$–

GraniteShares 2x Long COIN Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$–	Unrealized depreciation on Total Return Swap contracts	$(90,747,090)
Total		$–		$(90,747,090)

GraniteShares 1.25x Long TSLA Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$6,344,254	Unrealized depreciation on Total Return Swap contracts	$–
Total		$6,344,254		$–

GraniteShares 2x Short NVDA Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$7,725,965	Unrealized depreciation on Total Return Swap contracts	$–
Total		$7,725,965		$–

146	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

Risk Exposure	Asset Location	Fair Value	Liability Location	Fair Value
GraniteShares 2x Long TSLA Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$82,725,989	Unrealized depreciation on Total Return Swap contracts	$–
Total		$82,725,989		$–

GraniteShares 2x Short TSLA Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$7,015,557	Unrealized depreciation on Total Return Swap contracts	$(9,636)
Total		$7,015,557		$(9,636)

GraniteShares 2x Long AMD Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$1,905,356,482	Unrealized depreciation on Total Return Swap contracts	$–
Total		$1,905,356,482		$–

GraniteShares 2x Long AMZN Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$16,110,080	Unrealized depreciation on Total Return Swap contracts	$–
Total		$16,110,080		$–

GraniteShares 2x Long MSFT Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$–	Unrealized depreciation on Total Return Swap contracts	$(11,418,476)
Total		$–		$(11,418,476)

GraniteShares 2x Short COIN Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$21,073,290	Unrealized depreciation on Total Return Swap contracts	$–
Total		$21,073,290		$–

GraniteShares 2x Long PLTR Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$227,477,299	Unrealized depreciation on Total Return Swap contracts	$–
Total		$227,477,299		$–

GraniteShares 2x Long UBER Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$3,376,041	Unrealized depreciation on Total Return Swap contracts	$–
Total		$3,376,041		$–

GraniteShares 2x Long MU Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$1,425,217,839	Unrealized depreciation on Total Return Swap contracts	$–
Total		$1,425,217,839		$–

Annual Report | June 30, 2026	147

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

Risk Exposure	Asset Location	Fair Value	Liability Location	Fair Value
GraniteShares 2x Long TSM Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$53,214,144	Unrealized depreciation on Total Return Swap contracts	$–
Total		$53,214,144		$–

GraniteShares 2x Long CRWD Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$55,133,720	Unrealized depreciation on Total Return Swap contracts	$–
Total		$55,133,720		$–

GraniteShares 2x Long SMCI Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$8,720,421	Unrealized depreciation on Total Return Swap contracts	$(335,464)
Total		$8,720,421		$(335,464)

GraniteShares 2x Long QCOM Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$7,730,235	Unrealized depreciation on Total Return Swap contracts	$(15,283,271)
Total		$7,730,235		$(15,283,271)

GraniteShares 2x Long DELL Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$134,486,553	Unrealized depreciation on Total Return Swap contracts	$–
Total		$134,486,553		$–

GraniteShares 2x Long INTC Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$763,161,811	Unrealized depreciation on Total Return Swap contracts	$–
Total		$763,161,811		$–

GraniteShares 2x Long MARA Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$68,976,885	Unrealized depreciation on Total Return Swap contracts	$(5,853)
Total		$68,976,885		$(5,853)

GraniteShares 2x Long MRVL Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$846,241,758	Unrealized depreciation on Total Return Swap contracts	$–
Total		$846,241,758		$–

GraniteShares 2x Long IONQ Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$73,598,275	Unrealized depreciation on Total Return Swap contracts	$(117,976)
Total		$73,598,275		$(117,976)

148	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

Risk Exposure	Asset Location	Fair Value	Liability Location	Fair Value
GraniteShares 2x Long VRT Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$59,217,559	Unrealized depreciation on Total Return Swap contracts	$–
Total		$59,217,559		$–

GraniteShares 2x Long RDDT Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$30,476,470	Unrealized depreciation on Total Return Swap contracts	$–
Total		$30,476,470		$–

GraniteShares 2x Long LCID Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$3,347,298	Unrealized depreciation on Total Return Swap contracts	$–
Total		$3,347,298		$–

GraniteShares 2x Long RIVN Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$6,438,412	Unrealized depreciation on Total Return Swap contracts	$–
Total		$6,438,412		$–

GraniteShares 2x Long MSTR Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$140,354	Unrealized depreciation on Total Return Swap contracts	$–
Total		$140,354		$–

GraniteShares 2x Long NOW Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$45,837,350	Unrealized depreciation on Total Return Swap contracts	$–
Total		$45,837,350		$–

GraniteShares 2x Long PDD Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$–	Unrealized depreciation on Total Return Swap contracts	$(2,707,171)
Total		$–		$(2,707,171)

GraniteShares 2x Long AVGO Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$–	Unrealized depreciation on Total Return Swap contracts	$(1,292,937)
Total		$–		$(1,292,937)

Annual Report | June 30, 2026	149

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

Risk Exposure	Asset Location	Fair Value	Liability Location	Fair Value
GraniteShares 2x Long ISRG Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$–	Unrealized depreciation on Total Return Swap contracts	$(1,105,518)
Total		$–		$(1,105,518)

GraniteShares 2x Long NBIS Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$203,811,313	Unrealized depreciation on Total Return Swap contracts	$–
Total		$203,811,313		$–

GraniteShares 2x Long GOOGL Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$1,951,034	Unrealized depreciation on Total Return Swap contracts	$–
Total		$1,951,034		$–

GraniteShares 2x Long SpaceX Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$4,266,553	Unrealized depreciation on Total Return Swap contracts	$–
Total		$4,266,553		$–

GraniteShares 2x Short SpaceX Daily ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$9,925,564	Unrealized depreciation on Total Return Swap contracts	$–
Total		$9,925,564		$–

150	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

The following is the location and the effect of derivative investments, if any, on the Funds’ Statement of Operations, categorized by primary market risk exposure during the fiscal year ended June 30, 2026:

			Change in
			Unrealized
		Realized	Appreciation/
		Gain/(Loss)	(Depreciation)
		on Derivatives	on Derivatives
		Recognized	Recognized
Risk Exposure	Statement of Operations Location	in Income	in Income
GraniteShares 2x Long BABA Daily ETF Equity Contracts	Total Return Swap contracts	$(31,307,384)	$(23,320,961)

GraniteShares 2x Long META Daily ETF Equity Contracts	Total Return Swap contracts	$(63,145,138)	$(73,848,627)

GraniteShares 2x Long NVDA Daily ETF Equity Contracts	Total Return Swap contracts	$560,546,493	$579,889,607

GraniteShares 2x Long AAPL Daily ETF Equity Contracts	Total Return Swap contracts	$3,886,533	$9,545,686

GraniteShares 2x Long COIN Daily ETF Equity Contracts	Total Return Swap contracts	$(197,287,642)	$(1,059,508,356)

GraniteShares 1.25x Long TSLA Daily ETF Equity Contracts	Total Return Swap contracts	$(5,132,338)	$2,823,312

GraniteShares 2x Short NVDA Daily ETF Equity Contracts	Total Return Swap contracts	$(108,480,281)	$34,002,143

GraniteShares 2x Long TSLA Daily ETF Equity Contracts	Total Return Swap contracts	$118,261,713	$(5,410,042)

GraniteShares 2x Short TSLA Daily ETF Equity Contracts	Total Return Swap contracts	$(61,149,161)	$1,372,714

GraniteShares 2x Long AMD Daily ETF Equity Contracts	Total Return Swap contracts	$443,069,620	$1,663,252,416

GraniteShares 2x Long AMZN Daily ETF Equity Contracts	Total Return Swap contracts	$(2,496,800)	$6,805,020

GraniteShares 2x Long MSFT Daily ETF Equity Contracts	Total Return Swap contracts	$(35,634,513)	$(19,842,635)

GraniteShares 2x Short COIN Daily ETF Equity Contracts	Total Return Swap contracts	$(8,957,102)	$28,973,864

GraniteShares 2x Long PLTR Daily ETF Equity Contracts	Total Return Swap contracts	$33,351,046	$(203,939,613)

GraniteShares 2x Long UBER Daily ETF Equity Contracts	Total Return Swap contracts	$(4,640,370)	$(11,764,930)

Annual Report | June 30, 2026	151

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

			Change in
			Unrealized
		Realized	Appreciation/
		Gain/(Loss)	(Depreciation)
		on Derivatives	on Derivatives
		Recognized	Recognized
Risk Exposure	Statement of Operations Location	in Income	in Income
GraniteShares 2x Long MU Daily ETF Equity Contracts	Total Return Swap contracts	$(175,741,755)	$1,420,368,902

GraniteShares 2x Long TSM Daily ETF Equity Contracts	Total Return Swap contracts	$(3,444,598)	$46,727,417

GraniteShares 2x Long CRWD Daily ETF Equity Contracts	Total Return Swap contracts	$15,004,301	$40,477,389

GraniteShares 2x Long SMCI Daily ETF Equity Contracts	Total Return Swap contracts	$(34,248,455)	$(27,604,323)

GraniteShares 2x Long QCOM Daily ETF Equity Contracts	Total Return Swap contracts	$(41,892,002)	$(8,156,246)

GraniteShares 2x Long DELL Daily ETF Equity Contracts	Total Return Swap contracts	$(24,179,999)	$130,554,408

GraniteShares 2x Long INTC Daily ETF Equity Contracts	Total Return Swap contracts	$(57,697,541)	$758,930,937

GraniteShares 2x Long MARA Daily ETF Equity Contracts	Total Return Swap contracts	$(135,639,307)	$63,716,764

GraniteShares 2x Long MRVL Daily ETF Equity Contracts	Total Return Swap contracts	$(157,511,015)	$839,165,525

GraniteShares 2x Long IONQ Daily ETF Equity Contracts	Total Return Swap contracts	$(72,970,773)	$70,016,850

GraniteShares 2x Long VRT Daily ETF Equity Contracts	Total Return Swap contracts	$(6,127,520)	$54,615,218

GraniteShares 2x Long RDDT Daily ETF Equity Contracts	Total Return Swap contracts	$(11,217,592)	$18,124,512

GraniteShares 2x Long LCID Daily ETF Equity Contracts	Total Return Swap contracts	$(18,976,840)	$3,643,851

GraniteShares 2x Long RIVN Daily ETF Equity Contracts	Total Return Swap contracts	$(1,430,593)	$6,420,012

GraniteShares 2x Long MSTR Daily ETF Equity Contracts	Total Return Swap contracts	$(15,282,674)	$66,902

152	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

			Change in
			Unrealized
		Realized	Appreciation/
		Gain/(Loss)	(Depreciation)
		on Derivatives	on Derivatives
		Recognized	Recognized
Risk Exposure	Statement of Operations Location	in Income	in Income
GraniteShares 2x Long NOW Daily ETF Equity Contracts	Total Return Swap contracts	$(74,691,105)	$45,837,350

GraniteShares 2x Long PDD Daily ETF Equity Contracts	Total Return Swap contracts	$(5,331,019)	$(2,707,171)

GraniteShares 2x Long AVGO Daily ETF Equity Contracts	Total Return Swap contracts	$(11,493,033)	$(1,292,937)

GraniteShares 2x Long ISRG Daily ETF Equity Contracts	Total Return Swap contracts	$(564,801)	$(1,105,518)

GraniteShares 2x Long NBIS Daily ETF Equity Contracts	Total Return Swap contracts	$(13,027,974)	$203,811,313

GraniteShares 2x Long GOOGL Daily ETF Equity Contracts	Total Return Swap contracts	$(2,176,275)	$1,951,034

GraniteShares 2x Long SpaceX Daily ETF Equity Contracts	Total Return Swap contracts	$(8,480,934)	$4,266,553

GraniteShares 2x Short SpaceX Daily ETF Equity Contracts	Total Return Swap contracts	$4,039,500	$9,925,564

The average monthly volume of derivative instruments held by the Funds during the period ended June 30, 2026 was $200,201,245 (BABX),$445,759,307 (FBL), $4,228,071,753 (NVDL), $41,322,763 (AAPB), $958,774,355 (CONL), $20,670,196 (TSL), $237,436,234 (NVD), $302,292,153 (TSLR), $133,181,211 (TSDD), $808,190,511 (AMDL), $96,651,328 (AMZZ), $132,866,879 (MSFL), $48,859,970 (CONI), $595,935,395 (PTIR),$41,988,249 (UBRL), $356,440,590 (MULL), $41,498,935 (TSMU), $57,328,450 (CRWL), $87,415,652 (SMCL), $70,708,005 (QCML), $56,021,572 (DLLL),$263,339,038 (INTW), $106,274,762 (MRAL), $242,524,497 (MVLL), $82,371,594 (IONL), $49,584,024 (VRTL), $81,390,629 (RDTL), $11,005,954 (LCDL), $13,444,383 (RVNL), $8,125,852 (MSTP), $119,408,831 (NOWL), $12,926,066 (PDDL), $28,138,100 (AVGU), $8,318,355 (ISUL), $108,289,838 (NBIL), $11,412,406 (GOU), $58,128,102 (SPAL) and $86,141,084 (SNK).

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivative Association (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Funds and each of its counterparties. These agreements allow the Funds and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Funds’ custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Funds from its counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

Annual Report | June 30, 2026	153

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

The following tables present the Funds’ gross OTC derivative assets and liabilities, by counterparty and contract type, net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Funds as of June 30, 2026:

Offsetting of Derivatives Assets
			Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Counterparty	Gross Amounts Recognized in the Statements of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Received/(Pledged)(a)	Net Amount
GraniteShares 2x Long BABA Daily ETF
Unrealized appreciation on open swap contracts	Clear Street, LLC	$4,219,590	$–	$–	$4,219,590
Unrealized appreciation on open swap contracts	TD Cowen	5,095,175	–	–	5,095,175
Unrealized depreciation on open swap contracts	Wells Fargo	(3,054,410)	–	3,054,410	–
Total		$6,260,355	$–	$3,054,410	$9,314,765
GraniteShares 2x Long META Daily ETF
Unrealized appreciation on open swap contracts	Clear Street, LLC	10,260,794	–	–	10,260,794
Unrealized depreciation on open swap contracts	Goldman Sachs	(3,011,203)	–	3,011,203	–
Unrealized depreciation on open swap contracts	Morgan Stanley	(982,013)	–	982,013	–
Unrealized appreciation on open swap contracts	TD Cowen	1,465,762	–	–	1,465,762
Total		$7,733,340	$–	$3,993,216	$11,726,556
GraniteShares 2x Long NVDA Daily ETF
Unrealized appreciation on open swap contracts	Bank of America	28,749	–	–	28,749
Unrealized appreciation on open swap contracts	BMO Capital Markets	71,858,153	–	–	71,858,153
Unrealized depreciation on open swap contracts	Cantor Fitzgerald	(1,891,069)	–	1,891,069	–
Unrealized appreciation on open swap contracts	Clear Street, LLC	3,105,370,746	–	–	3,105,370,746
Unrealized depreciation on open swap contracts	Goldman Sachs	(7,786,111)	–	7,786,111	–
Unrealized appreciation on open swap contracts	Natixis SA	787,521,475	–	–	787,521,475
Unrealized depreciation on open swap contracts	Nomura Holdings, Inc.	(9,196,076)	–	9,196,076	–
Unrealized appreciation on open swap contracts	TD Cowen	10,243	–	–	10,243
Unrealized appreciation on open swap contracts	Wells Fargo	272,366,810	–	–	272,366,810
Total		$4,218,282,920	$–	$18,873,256	$4,237,156,176
GraniteShares 2x Long AAPL Daily ETF
Unrealized appreciation on open swap contracts	TD Cowen	10,777,343	–	–	10,777,343
Total		$10,777,343	$–	$–	$10,777,343
GraniteShares 2x Long COIN Daily ETF
Unrealized depreciation on open swap contracts	BMO Capital Markets	(20,123,178)	–	20,123,178	–
Unrealized depreciation on open swap contracts	Clear Street, LLC	(39,181,261)	–	39,181,261	–
Unrealized depreciation on open swap contracts	Goldman Sachs	(7,014,195)	–	7,014,195	–
Unrealized depreciation on open swap contracts	Natixis SA	(10,565,205)	–	10,565,205	–
Unrealized depreciation on open swap contracts	Nomura Holdings, Inc.	(6,167,608)	–	6,167,608	–
Unrealized depreciation on open swap contracts	TD Cowen	(7,695,643)	–	7,695,643	–
Total		$(90,747,090)	$–	$90,747,090	$–
GraniteShares 1.25x Long TSLA Daily ETF
Unrealized appreciation on open swap contracts	TD Cowen	6,344,254	–	–	6,344,254
Total		$6,344,254	$–	$–	$6,344,254
GraniteShares 2x Short NVDA Daily ETF
Unrealized appreciation on open swap contracts	Clear Street, LLC	3,945,031	–	–	3,945,031
Unrealized appreciation on open swap contracts	Goldman Sachs	1,590,312	–	–	1,590,312
Unrealized appreciation on open swap contracts	TD Cowen	2,190,622	–	–	2,190,622
Total		$7,725,965	$–	$–	$7,725,965

154	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

Offsetting of Derivatives Assets
			Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Counterparty	Gross Amounts Recognized in the Statements of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Received/(Pledged)(a)	Net Amount
GraniteShares 2x Long TSLA Daily ETF
Unrealized appreciation on open swap contracts	Bank of America	$6,237,812	$–	$–	$6,237,812
Unrealized appreciation on open swap contracts	Clear Street, LLC	44,506	–	–	44,506
Unrealized appreciation on open swap contracts	J.P. Morgan	2,069,824	–	–	2,069,824
Unrealized appreciation on open swap contracts	TD Cowen	37,524,127	–	–	37,524,127
Unrealized appreciation on open swap contracts	Wells Fargo	36,849,720	–	–	36,849,720
Total		$82,725,989	$–	$–	$82,725,989
GraniteShares 2x Short TSLA Daily ETF
Unrealized appreciation on open swap contracts	Bank of America	3,206,229	–	–	3,206,229
Unrealized appreciation on open swap contracts	Cantor Fitzgerald	3,799,177	–	–	3,799,177
Unrealized depreciation on open swap contracts	Clear Street, LLC	(2,818)	–	2,818	–
Unrealized depreciation on open swap contracts	Goldman Sachs	(6,818)	–	6,818	–
Unrealized appreciation on open swap contracts	TD Cowen	10,151	–	–	10,151
Total		$7,005,921	$–	$9,636	$7,015,557
GraniteShares 2x Long AMD Daily ETF
Unrealized appreciation on open swap contracts	BMO Capital Markets	221,575,880	–	–	221,575,880
Unrealized appreciation on open swap contracts	Cantor Fitzgerald	546,798,092	–	–	546,798,092
Unrealized appreciation on open swap contracts	Clear Street, LLC	240,405,846	–	–	240,405,846
Unrealized appreciation on open swap contracts	Nomura Holdings, Inc.	422,960,764	–	–	422,960,764
Unrealized appreciation on open swap contracts	TD Cowen	353,838,580	–	–	353,838,580
Unrealized appreciation on open swap contracts	Wells Fargo	119,777,320	–	–	119,777,320
Total		$1,905,356,482	$–	$–	$1,905,356,482
GraniteShares 2x Long AMZN Daily ETF
Unrealized appreciation on open swap contracts	TD Cowen	16,110,080	–	–	16,110,080
Total		$16,110,080	$–	$–	$16,110,080
GraniteShares 2x Long MSFT Daily ETF
Unrealized depreciation on open swap contracts	Bank of America	(4,988,923)	–	4,988,923	–
Unrealized depreciation on open swap contracts	TD Cowen	(6,429,553)	–	6,429,553	–
Total		$(11,418,476)	$–	$11,418,476	$–
GraniteShares 2x Short COIN Daily ETF
Unrealized appreciation on open swap contracts	Marex Derivative Products, Inc.	3,340,959	–	–	3,340,959
Unrealized appreciation on open swap contracts	Nomura Holdings, Inc.	17,732,331	–	–	17,732,331
Total		$21,073,290	$–	$–	$21,073,290
GraniteShares 2x Long PLTR Daily ETF
Unrealized appreciation on open swap contracts	BMO Capital Markets	59,951,982	–	–	59,951,982
Unrealized appreciation on open swap contracts	Clear Street, LLC	110,574,091	–	–	110,574,091
Unrealized appreciation on open swap contracts	Nomura Holdings, Inc.	1,245,800	–	–	1,245,800
Unrealized appreciation on open swap contracts	TD Cowen	55,592,531	–	–	55,592,531
Unrealized appreciation on open swap contracts	Wells Fargo	112,895	–	–	112,895
Total		$227,477,299	$–	$–	$227,477,299
GraniteShares 2x Long UBER Daily ETF
Unrealized appreciation on open swap contracts	TD Cowen	3,376,041	–	–	3,376,041
Total		$3,376,041	$–	$–	$3,376,041
GraniteShares 2x Long MU Daily ETF
Unrealized appreciation on open swap contracts	Goldman Sachs	271,528,350	–	–	271,528,350
Unrealized appreciation on open swap contracts	HSBC	82,412,638	–	–	82,412,638
Unrealized appreciation on open swap contracts	Morgan Stanley	310,698,131	–	–	310,698,131
Unrealized appreciation on open swap contracts	Nomura Holdings, Inc.	741,963,127	–	–	741,963,127
Unrealized appreciation on open swap contracts	Wells Fargo	18,615,593	–	–	18,615,593
Total		$1,425,217,839	$–	$–	$1,425,217,839

Annual Report | June 30, 2026	155

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

Offsetting of Derivatives Assets
			Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Counterparty	Gross Amounts Recognized in the Statements of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Received/(Pledged)(a)	Net Amount
GraniteShares 2x Long TSM Daily ETF
Unrealized appreciation on open swap contracts	Nomura Holdings, Inc.	$53,214,144	$–	$–	$53,214,144
Total		$53,214,144	$–	$–	$53,214,144
GraniteShares 2x Long CRWD Daily ETF
Unrealized appreciation on open swap contracts	Nomura Holdings, Inc.	55,133,720	–	–	55,133,720
Total		$55,133,720	$–	$–	$55,133,720
GraniteShares 2x Long SMCI Daily ETF
Unrealized appreciation on open swap contracts	Cantor Fitzgerald	710	–	–	710
Unrealized depreciation on open swap contracts	Clear Street, LLC	(335,464)	–	335,464	–
Unrealized appreciation on open swap contracts	Marex Derivative Products, Inc.	5,621,455	–	–	5,621,455
Unrealized appreciation on open swap contracts	Nomura Holdings, Inc.	3,098,256	–	–	3,098,256
Total		$8,384,957	$–	$335,464	$8,720,421
GraniteShares 2x Long QCOM Daily ETF
Unrealized depreciation on open swap contracts	Nomura Holdings, Inc.	(15,283,271)	–	15,283,271	–
Unrealized appreciation on open swap contracts	TD Cowen	7,730,235	–	–	7,730,235
Total		$(7,553,036)	$–	$15,283,271	$7,730,235
GraniteShares 2x Long DELL Daily ETF
Unrealized appreciation on open swap contracts	Bank of America	2,285,743	–	–	2,285,743
Unrealized appreciation on open swap contracts	TD Cowen	132,200,810	–	–	132,200,810
Total		$134,486,553	$–	$–	$134,486,553
GraniteShares 2x Long INTC Daily ETF
Unrealized appreciation on open swap contracts	Cantor Fitzgerald	222,680,803	–	–	222,680,803
Unrealized appreciation on open swap contracts	TD Cowen	465,071,046	–	–	465,071,046
Unrealized appreciation on open swap contracts	Wells Fargo	75,409,962	–	–	75,409,962
Total		$763,161,811	$–	$–	$763,161,811
GraniteShares 2x Long MARA Daily ETF
Unrealized appreciation on open swap contracts	Cantor Fitzgerald	375	–	–	375
Unrealized appreciation on open swap contracts	Clear Street, LLC	15,407,298	–	–	15,407,298
Unrealized appreciation on open swap contracts	Marex Derivative Products, Inc.	53,569,212	–	–	53,569,212
Unrealized depreciation on open swap contracts	Natixis SA	(2,675)	–	2,675	–
Unrealized depreciation on open swap contracts	Nomura Holdings, Inc.	(3,178)	–	3,178	–
Total		$68,971,032	$–	$5,853	$68,976,885
GraniteShares 2x Long MRVL Daily ETF
Unrealized appreciation on open swap contracts	Cantor Fitzgerald	290,729,193	–	–	290,729,193
Unrealized appreciation on open swap contracts	Clear Street, LLC	9,713,709	–	–	9,713,709
Unrealized appreciation on open swap contracts	HSBC	78,511,932	–	–	78,511,932
Unrealized appreciation on open swap contracts	Marex Derivative Products, Inc.	466,573,034	–	–	466,573,034
Unrealized appreciation on open swap contracts	National Bank of Canada	713,189	–	–	713,189
Unrealized appreciation on open swap contracts	Nomura Holdings, Inc.	701	–	–	701
Total		$846,241,758	$–	$–	$846,241,758
GraniteShares 2x Long IONQ Daily ETF
Unrealized depreciation on open swap contracts	Bank of America	(117,976)	–	117,976	–
Unrealized appreciation on open swap contracts	Marex Derivative Products, Inc.	73,598,275	–	–	73,598,275
Total		$73,480,299	$–	$117,976	$73,598,275

156	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

Offsetting of Derivatives Assets
			Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Counterparty	Gross Amounts Recognized in the Statements of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Received/(Pledged)(a)	Net Amount
GraniteShares 2x Long VRT Daily ETF
Unrealized appreciation on open swap contracts	Marex Derivative Products, Inc.	$59,217,559	$–	$–	$59,217,559
Total		$59,217,559	$–	$–	$59,217,559
GraniteShares 2x Long RDDT Daily ETF
Unrealized appreciation on open swap contracts	Marex Derivative Products, Inc.	30,476,470	–	–	30,476,470
Total		$30,476,470	$–	$–	$30,476,470
GraniteShares 2x Long LCID Daily ETF
Unrealized appreciation on open swap contracts	Marex Derivative Products, Inc.	3,347,298	–	–	3,347,298
Total		$3,347,298	$–	$–	$3,347,298
GraniteShares 2x Long RIVN Daily ETF
Unrealized appreciation on open swap contracts	Marex Derivative Products, Inc.	6,438,412	–	–	6,438,412
Total		$6,438,412	$–	$–	$6,438,412
GraniteShares 2x Long MSTR Daily ETF
Unrealized appreciation on open swap contracts	Marex Derivative Products, Inc.	140,354	–	–	140,354
Total		$140,354	$–	$–	$140,354
GraniteShares 2x Long NOW Daily ETF
Unrealized appreciation on open swap contracts	Cantor Fitzgerald	17,121,847	–	–	17,121,847
Unrealized appreciation on open swap contracts	Marex Derivative Products, Inc.	28,715,503	–	–	28,715,503
Total		$45,837,350	$–	$–	$45,837,350
GraniteShares 2x Long PDD Daily ETF
Unrealized depreciation on open swap contracts	Cantor Fitzgerald	(2,707,171)	–	2,707,171	–
Total		$(2,707,171)	$–	$2,707,171	$–
GraniteShares 2x Long AVGO Daily ETF
Unrealized depreciation on open swap contracts	Cantor Fitzgerald	(1,292,937)	–	1,292,937	–
Total		$(1,292,937)	$–	$1,292,937	$–
GraniteShares 2x Long ISRG Daily ETF
Unrealized depreciation on open swap contracts	Clear Street, LLC	(1,105,518)	–	1,105,518	–
Total		$(1,105,518)	$–	$1,105,518	$–
GraniteShares 2x Long NBIS Daily ETF
Unrealized appreciation on open swap contracts	Clear Street, LLC	203,811,313	–	–	203,811,313
Total		$203,811,313	$–	$–	$203,811,313
GraniteShares 2x Long GOOGL Daily ETF
Unrealized appreciation on open swap contracts	Marex Derivative Products, Inc.	1,951,034	–	–	1,951,034
Total		$1,951,034	$–	$–	$1,951,034
GraniteShares 2x Long SpaceX Daily ETF
Unrealized appreciation on open swap contracts	BMO Capital Markets	4,224,136	–	–	4,224,136
Unrealized appreciation on open swap contracts	Clear Street, LLC	42,417	–	–	42,417
Total		$4,266,553	$–	$–	$4,266,553
GraniteShares 2x Short SpaceX Daily ETF
Unrealized appreciation on open swap contracts	Clear Street, LLC	9,925,564	–	–	9,925,564
Total		$9,925,564	$–	$–	$9,925,564

(a)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

Annual Report | June 30, 2026	157

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

Amounts relate to master netting agreements and collateral agreements which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Statements of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

9.	FEDERAL INCOME TAX MATTERS

Each of the Funds intend to qualify as a ‘‘regulated investment company’’ under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to Federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are ‘‘more-likely-than-not’’ of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years, as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

158	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

At June 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation/ (Depreciation) of Derivatives	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
GraniteShares 2x Long BABA Daily ETF	$–	$–	$6,260,355	$6,260,355	$–
GraniteShares 2x Long META Daily ETF	–	(25)	7,733,340	7,733,315	19,998,031
GraniteShares 2x Long NVDA Daily ETF	–	(1,616,217)	4,218,282,920	4,216,666,703	13,125,628,299
GraniteShares 2x Long AAPL Daily ETF	–	(5,633)	10,777,343	10,771,710	42,910,954
GraniteShares 2x Long COIN Daily ETF	–	(34)	(90,747,090)	(90,747,124)	19,998,040
GraniteShares 1.25x Long TSLA Daily ETF	–	(2,947)	6,344,254	6,341,307	22,453,406
GraniteShares 2x Short NVDA Daily ETF	–	–	7,725,965	7,725,965	–
GraniteShares 2x Long TSLA Daily ETF	–	(13,060)	82,725,989	82,712,929	99,493,538
GraniteShares 2x Short TSLA Daily ETF	–	–	7,005,921	7,005,921	–
GraniteShares 2x Long AMD Daily ETF	–	(451,950)	1,905,356,482	1,904,904,532	3,442,855,636
GraniteShares 2x Long AMZN Daily ETF	–	(6,091)	16,110,080	16,103,989	46,403,706
GraniteShares 2x Long MSFT Daily ETF	–	–	(11,418,476)	(11,418,476)	–
GraniteShares 2x Short COIN Daily ETF	–	(10,991)	21,073,290	21,062,299	83,726,257
GraniteShares 2x Long PLTR Daily ETF	–	(43,099)	227,477,299	227,434,200	328,318,697
GraniteShares 2x Long UBER Daily ETF	–	(79)	3,376,041	3,375,962	598,758
GraniteShares 2x Long MU Daily ETF	–	(335,474)	1,425,217,839	1,424,882,365	2,639,690,313
GraniteShares 2x Long TSM Daily ETF	–	(29,318)	53,214,144	53,184,826	223,336,548
GraniteShares 2x Long CRWD Daily ETF	–	(33,038)	55,133,720	55,100,682	251,677,736
GraniteShares 2x Long SMCI Daily ETF	–	–	8,384,957	8,384,957	–
GraniteShares 2x Long QCOM Daily ETF	–	–	(7,553,036)	(7,553,036)	–
GraniteShares 2x Long DELL Daily ETF	–	(72,547)	134,486,553	134,414,006	552,653,174
GraniteShares 2x Long INTC Daily ETF	–	(233,101)	763,161,811	762,928,710	1,775,715,165
GraniteShares 2x Long MARA Daily ETF	–	(26,226)	68,971,032	68,944,806	199,785,420
GraniteShares 2x Long MRVL Daily ETF	–	(207,582)	846,241,758	846,034,176	1,581,318,562
GraniteShares 2x Long IONQ Daily ETF	–	(42,418)	73,480,299	73,437,881	323,129,465
GraniteShares 2x Long VRT Daily ETF	–	(31,020)	59,217,559	59,186,539	236,309,627
GraniteShares 2x Long RDDT Daily ETF	–	(13,939)	30,476,470	30,462,531	106,179,664
GraniteShares 2x Long LCID Daily ETF	–	(1,428)	3,347,298	3,345,870	10,877,428
GraniteShares 2x Long RIVN Daily ETF	–	(2,437)	6,438,412	6,435,975	18,561,483
GraniteShares 2x Long MSTR Daily ETF	–	–	140,354	140,354	–
GraniteShares 2x Long NOW Daily ETF	–	–	45,837,350	45,837,350	–
GraniteShares 2x Long PDD Daily ETF	–	(629)	(2,707,171)	(2,707,800)	4,790,060
GraniteShares 2x Long AVGO Daily ETF	–	–	(1,292,937)	(1,292,937)	–
GraniteShares 2x Long ISRG Daily ETF	–	–	(1,105,518)	(1,105,518)	–
GraniteShares 2x Long NBIS Daily ETF	–	(129,415)	203,811,313	203,681,898	985,854,227
GraniteShares 2x Long GOOGL Daily ETF	–	–	1,951,034	1,951,034	–
GraniteShares 2x Long SpaceX Daily ETF	–	–	4,266,553	4,266,553	25
GraniteShares 2x Short SpaceX Daily ETF	–	(3,904)	9,925,564	9,921,660	29,738,314

Annual Report | June 30, 2026	159

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

At June 30, 2026, the components of undistributed or accumulated earnings/loss on a tax-basis were as follows:

Fund	Undistributed net investment income	Accumulated net realized gain/(loss) on investments	Other accumulated gains/(losses)	Net unrealized appreciation/ (depreciation) on investments and derivatives	Total
GraniteShares 2x Long BABA Daily ETF	–	$(26,826,551)	$(5,128,999)	$6,260,355	$(25,695,195)
GraniteShares 2x Long META Daily ETF	–	–	(61,690,918)	7,733,315	(53,957,603)
GraniteShares 2x Long NVDA Daily ETF	–	77,953,486	(243,245,331)	4,216,666,703	4,051,374,858
GraniteShares 2x Long AAPL Daily ETF	–	–	–	10,771,710	10,771,710
GraniteShares 2x Long COIN Daily ETF	–	(477,609,153)	(336,140,359)	(90,747,124)	(904,496,636)
GraniteShares 1.25x Long TSLA Daily ETF	–	(4,176,028)	(373,503)	6,341,307	1,791,776
GraniteShares 2x Short NVDA Daily ETF	2,876,135	(156,831,217)	(62,114,322)	7,725,965	(208,343,439)
GraniteShares 2x Long TSLA Daily ETF	–	–	(6,452,949)	82,712,929	76,259,980
GraniteShares 2x Short TSLA Daily ETF	3,425,906	(152,198,802)	(1,098,141)	7,005,921	(142,865,116)
GraniteShares 2x Long AMD Daily ETF	–	–	(243,532,123)	1,904,904,532	1,661,372,409
GraniteShares 2x Long AMZN Daily ETF	–	(186,257)	(1,794,284)	16,103,989	14,123,448
GraniteShares 2x Long MSFT Daily ETF	–	(33,012,065)	(3,241,204)	(11,418,476)	(47,671,745)
GraniteShares 2x Short COIN Daily ETF	–	(1,655,663)	(12,413,984)	21,062,299	6,992,652
GraniteShares 2x Long PLTR Daily ETF	–	–	12,959,917	227,434,200	240,394,117
GraniteShares 2x Long UBER Daily ETF	–	–	(4,064,870)	3,375,962	(688,908)
GraniteShares 2x Long MU Daily ETF	–	(136,809,029)	(38,471,370)	1,424,882,365	1,249,601,966
GraniteShares 2x Long TSM Daily ETF	–	(1,724,149)	(2,674,863)	53,184,826	48,785,814
GraniteShares 2x Long CRWD Daily ETF	4,640,930	–	(6,736,400)	55,100,682	53,005,212
GraniteShares 2x Long SMCI Daily ETF	–	(22,957,413)	(26,597,750)	8,384,957	(41,170,206)
GraniteShares 2x Long QCOM Daily ETF	–	(40,375,653)	(1,175,873)	(7,553,036)	(49,104,562)
GraniteShares 2x Long DELL Daily ETF	–	(23,353,538)	(1,830,232)	134,414,006	109,230,236
GraniteShares 2x Long INTC Daily ETF	–	(45,317,437)	(16,986,750)	762,928,710	700,624,523
GraniteShares 2x Long MARA Daily ETF	–	(15,319,736)	(116,992,712)	68,944,806	(63,367,642)
GraniteShares 2x Long MRVL Daily ETF	–	(94,900,206)	(60,753,574)	846,034,176	690,380,396
GraniteShares 2x Long IONQ Daily ETF	–	(4,408,283)	(66,591,116)	73,437,881	2,438,482
GraniteShares 2x Long VRT Daily ETF	–	(17,848)	(5,068,841)	59,186,539	54,099,850
GraniteShares 2x Long RDDT Daily ETF	–	(60,987)	(8,856,198)	30,462,531	21,545,346
GraniteShares 2x Long LCID Daily ETF	–	(16,896,746)	(1,808,740)	3,345,870	(15,359,616)
GraniteShares 2x Long RIVN Daily ETF	–	(2,504,212)	1,913,296	6,435,975	5,845,059
GraniteShares 2x Long MSTR Daily ETF	–	(304)	(15,078,014)	140,354	(14,937,964)
GraniteShares 2x Long NOW Daily ETF	–	(21,085,914)	(52,687,092)	45,837,350	(27,935,656)
GraniteShares 2x Long PDD Daily ETF	–	–	(5,260,988)	(2,707,800)	(7,968,788)
GraniteShares 2x Long AVGO Daily ETF	–	(10,120,073)	(1,015,412)	(1,292,937)	(12,428,422)
GraniteShares 2x Long ISRG Daily ETF	–	(1,178)	(461,332)	(1,105,518)	(1,568,028)
GraniteShares 2x Long NBIS Daily ETF	–	(97)	(11,876,639)	203,681,898	191,805,162
GraniteShares 2x Long GOOGL Daily ETF	–	–	(2,120,903)	1,951,034	(169,869)
GraniteShares 2x Long SpaceX Daily ETF	–	(3,998,642)	(4,462,906)	4,266,553	(4,194,995)
GraniteShares 2x Short SpaceX Daily ETF	–	–	4,026,363	9,921,660	13,948,023

160	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next year without expiration. As of June 30, 2026, the following amounts are available as carry forwards to the next year:

Fund	Short-Term	Long-Term
GraniteShares 2x Long BABA Daily ETF	$26,789,746	$36,805
GraniteShares 2x Long META Daily ETF	–	–
GraniteShares 2x Long NVDA Daily ETF	–	–
GraniteShares 2x Long AAPL Daily ETF	–	–
GraniteShares 2x Long COIN Daily ETF	473,862,668	3,746,485
GraniteShares 1.25x Long TSLA Daily ETF	4,176,028	–
GraniteShares 2x Short NVDA Daily ETF	156,831,217	–
GraniteShares 2x Long TSLA Daily ETF	–	–
GraniteShares 2x Short TSLA Daily ETF	152,198,802	–
GraniteShares 2x Long AMD Daily ETF	–	–
GraniteShares 2x Long AMZN Daily ETF	186,257	–
GraniteShares 2x Long MSFT Daily ETF	33,012,065	–
GraniteShares 2x Short COIN Daily ETF	1,655,663	–
GraniteShares 2x Long PLTR Daily ETF	–	–
GraniteShares 2x Long UBER Daily ETF	–	–
GraniteShares 2x Long MU Daily ETF	136,809,029	–
GraniteShares 2x Long TSM Daily ETF	1,724,149	–
GraniteShares 2x Long CRWD Daily ETF	–	–
GraniteShares 2x Long SMCI Daily ETF	22,726,963	230,450
GraniteShares 2x Long QCOM Daily ETF	40,375,653	–
GraniteShares 2x Long DELL Daily ETF	23,353,538	–
GraniteShares 2x Long INTC Daily ETF	45,317,437	–
GraniteShares 2x Long MARA Daily ETF	15,319,736	–
GraniteShares 2x Long MRVL Daily ETF	94,900,206	–
GraniteShares 2x Long IONQ Daily ETF	4,408,283	–
GraniteShares 2x Long VRT Daily ETF	17,848	–
GraniteShares 2x Long RDDT Daily ETF	60,987	–
GraniteShares 2x Long LCID Daily ETF	16,896,746	–
GraniteShares 2x Long RIVN Daily ETF	2,504,212	–
GraniteShares 2x Long MSTR Daily ETF	304	–
GraniteShares 2x Long NOW Daily ETF	21,085,914	–
GraniteShares 2x Long PDD Daily ETF	–	–
GraniteShares 2x Long AVGO Daily ETF	10,120,073	–
GraniteShares 2x Long ISRG Daily ETF	1,178	–
GraniteShares 2x Long NBIS Daily ETF	97	–
GraniteShares 2x Long GOOGL Daily ETF	–	–
GraniteShares 2x Long SpaceX Daily ETF	3,998,642	–
GraniteShares 2x Short SpaceX Daily ETF	–	–

Annual Report | June 30, 2026	161

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

The GraniteShares 2x Long NVDA Daily ETF, GraniteShares 2x Long TSLA Daily ETF, GraniteShares 2x Long AMD Daily ETF, GraniteShares 2x Long AMZN Daily ETF, GraniteShares 2x Long TSM Daily ETF and GraniteShares 2x Long CRWD Daily ETF used capital loss carryovers during the year ended June 30, 2026 in the amount of $180,243,249, $69,172,176, $227,944,743, $2,202,412, $645,303 and $3,697,295, respectively.

Late Year Ordinary Losses and Capital Losses arising in the post-October period of the current fiscal year may be deferred to the next fiscal year if the fund elects to defer the recognition of these losses. When this election is made, any losses recognized during the period are treated as having occurred on the first day of the next fiscal year separate from and in addition to the application of normal late year ordinary and capital loss carry forwards as described above.

The Funds elect to defer to the year ending June 30, 2027 late year ordinary losses recognized during the period in the amounts of:

Fund	Late Year Ordinary Losses Deferred
GraniteShares 2x Long BABA Daily ETF	$3,323,939
GraniteShares 2x Long META Daily ETF	9,943,324
GraniteShares 2x Long NVDA Daily ETF	197,448,193
GraniteShares 2x Long AAPL Daily ETF	–
GraniteShares 2x Long COIN Daily ETF	59,965,458
GraniteShares 1.25x Long TSLA Daily ETF	373,503
GraniteShares 2x Short NVDA Daily ETF	–
GraniteShares 2x Long TSLA Daily ETF	–
GraniteShares 2x Short TSLA Daily ETF	–
GraniteShares 2x Long AMD Daily ETF	43,215,332
GraniteShares 2x Long AMZN Daily ETF	1,794,284
GraniteShares 2x Long MSFT Daily ETF	3,241,204
GraniteShares 2x Short COIN Daily ETF	888,290
GraniteShares 2x Long PLTR Daily ETF	7,885,806
GraniteShares 2x Long UBER Daily ETF	728,718
GraniteShares 2x Long MU Daily ETF	38,471,370
GraniteShares 2x Long TSM Daily ETF	2,674,863
GraniteShares 2x Long CRWD Daily ETF	–
GraniteShares 2x Long SMCI Daily ETF	5,178,067
GraniteShares 2x Long QCOM Daily ETF	1,175,873
GraniteShares 2x Long DELL Daily ETF	1,830,232
GraniteShares 2x Long INTC Daily ETF	16,986,750
GraniteShares 2x Long MARA Daily ETF	4,358,654
GraniteShares 2x Long MRVL Daily ETF	30,586,980
GraniteShares 2x Long IONQ Daily ETF	6,687,431
GraniteShares 2x Long VRT Daily ETF	3,847,363
GraniteShares 2x Long RDDT Daily ETF	3,871,644
GraniteShares 2x Long LCID Daily ETF	323,269
GraniteShares 2x Long RIVN Daily ETF	640,740
GraniteShares 2x Long MSTR Daily ETF	703,411
GraniteShares 2x Long NOW Daily ETF	6,710,021
GraniteShares 2x Long PDD Daily ETF	572,072
GraniteShares 2x Long AVGO Daily ETF	1,015,412
GraniteShares 2x Long ISRG Daily ETF	182,306
GraniteShares 2x Long NBIS Daily ETF	4,312,756
GraniteShares 2x Long GOOGL Daily ETF	322,827
GraniteShares 2x Long SpaceX Daily ETF	189,266
GraniteShares 2x Short SpaceX Daily ETF	37,663

162	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

The Funds elect to defer to the year ending June 30, 2027 capital losses recognized during the period November 1, 2025 – June 30, 2026 in the amounts of:

Fund	Capital Losses Deferred
GraniteShares 2x Long BABA Daily ETF	$–
GraniteShares 2x Long META Daily ETF	40,043,362
GraniteShares 2x Long NVDA Daily ETF	–
GraniteShares 2x Long AAPL Daily ETF	–
GraniteShares 2x Long COIN Daily ETF	–
GraniteShares 1.25x Long TSLA Daily ETF	–
GraniteShares 2x Short NVDA Daily ETF	–
GraniteShares 2x Long TSLA Daily ETF	–
GraniteShares 2x Short TSLA Daily ETF	–
GraniteShares 2x Long AMD Daily ETF	–
GraniteShares 2x Long AMZN Daily ETF	–
GraniteShares 2x Long MSFT Daily ETF	–
GraniteShares 2x Short COIN Daily ETF	–
GraniteShares 2x Long PLTR Daily ETF	10,726,863
GraniteShares 2x Long UBER Daily ETF	3,336,152
GraniteShares 2x Long MU Daily ETF	–
GraniteShares 2x Long TSM Daily ETF	–
GraniteShares 2x Long CRWD Daily ETF	–
GraniteShares 2x Long SMCI Daily ETF	–
GraniteShares 2x Long QCOM Daily ETF	–
GraniteShares 2x Long DELL Daily ETF	–
GraniteShares 2x Long INTC Daily ETF	–
GraniteShares 2x Long MARA Daily ETF	–
GraniteShares 2x Long MRVL Daily ETF	–
GraniteShares 2x Long IONQ Daily ETF	–
GraniteShares 2x Long VRT Daily ETF	–
GraniteShares 2x Long RDDT Daily ETF	–
GraniteShares 2x Long LCID Daily ETF	–
GraniteShares 2x Long RIVN Daily ETF	–
GraniteShares 2x Long MSTR Daily ETF	–
GraniteShares 2x Long NOW Daily ETF	–
GraniteShares 2x Long PDD Daily ETF	4,688,916
GraniteShares 2x Long AVGO Daily ETF	–
GraniteShares 2x Long ISRG Daily ETF	–
GraniteShares 2x Long NBIS Daily ETF	–
GraniteShares 2x Long GOOGL Daily ETF	–
GraniteShares 2x Long SpaceX Daily ETF	–
GraniteShares 2x Short SpaceX Daily ETF	–

Annual Report | June 30, 2026	163

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Funds’ capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended June 30, 2026, the following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect permanent tax differences resulting primarily from equalization and net operating losses:

Fund	Paid-in Capital	Total Distributable Earnings
GraniteShares 2x Long BABA Daily ETF	$(7,611,077)	$7,611,077
GraniteShares 2x Long META Daily ETF	(4,950,226)	4,950,226
GraniteShares 2x Long NVDA Daily ETF	(14,756,023)	14,756,023
GraniteShares 2x Long AAPL Daily ETF	2,892,378	(2,892,378)
GraniteShares 2x Long COIN Daily ETF	(134,869,018)	134,869,018
GraniteShares 1.25x Long TSLA Daily ETF	(339,336)	339,336
GraniteShares 2x Short NVDA Daily ETF	–	–
GraniteShares 2x Long TSLA Daily ETF	40,902,767	(40,902,767)
GraniteShares 2x Short TSLA Daily ETF	100	(100)
GraniteShares 2x Long AMD Daily ETF	(23,315,502)	23,315,502
GraniteShares 2x Long AMZN Daily ETF	(3,719,976)	3,719,976
GraniteShares 2x Long MSFT Daily ETF	(1,642,330)	1,642,330
GraniteShares 2x Short COIN Daily ETF	(200)	200
GraniteShares 2x Long PLTR Daily ETF	12,042,615	(12,042,615)
GraniteShares 2x Long UBER Daily ETF	(344,562)	344,562
GraniteShares 2x Long MU Daily ETF	(2,543,189)	2,543,189
GraniteShares 2x Long TSM Daily ETF	(1,954,471)	1,954,471
GraniteShares 2x Long CRWD Daily ETF	5,594,493	(5,594,493)
GraniteShares 2x Long SMCI Daily ETF	(16,643,176)	16,643,176
GraniteShares 2x Long QCOM Daily ETF	(188,636)	188,636
GraniteShares 2x Long DELL Daily ETF	(369,600)	369,600
GraniteShares 2x Long INTC Daily ETF	(4,282,044)	4,282,044
GraniteShares 2x Long MARA Daily ETF	(6,381,122)	6,381,122
GraniteShares 2x Long MRVL Daily ETF	(3,091,614)	3,091,614
GraniteShares 2x Long IONQ Daily ETF	(3,283,513)	3,283,513
GraniteShares 2x Long VRT Daily ETF	(1,932,473)	1,932,473
GraniteShares 2x Long RDDT Daily ETF	(4,807,277)	4,807,277
GraniteShares 2x Long LCID Daily ETF	(552,515)	552,515
GraniteShares 2x Long RIVN Daily ETF	(443,649)	443,649
GraniteShares 2x Long MSTR Daily ETF	(176,901)	176,901
GraniteShares 2x Long NOW Daily ETF	(265,785)	265,785
GraniteShares 2x Long PDD Daily ETF	7,117	(7,117)
GraniteShares 2x Long AVGO Daily ETF	(172,728)	172,728
GraniteShares 2x Long ISRG Daily ETF	(70,800)	70,800
GraniteShares 2x Long NBIS Daily ETF	(885,341)	885,341
GraniteShares 2x Long GOOGL Daily ETF	(8,555)	8,555
GraniteShares 2x Long SpaceX Daily ETF	–	–
GraniteShares 2x Short SpaceX Daily ETF	–	–

164	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

The tax character of distributions paid by the Funds during the fiscal years ended June 30, 2026 and June 30, 2025 were as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
June 30, 2026
GraniteShares 2x Long BABA Daily ETF	$–	$–	$–
GraniteShares 2x Long META Daily ETF	4,528,649	3,507,342	–
GraniteShares 2x Long NVDA Daily ETF	–	–	–
GraniteShares 2x Long AAPL Daily ETF	1,197,804	–	–
GraniteShares 2x Long COIN Daily ETF	–	–	–
GraniteShares 1.25x Long TSLA Daily ETF	–	–	–
GraniteShares 2x Short NVDA Daily ETF	11,523,207	–	–
GraniteShares 2x Long TSLA Daily ETF	–	–	–
GraniteShares 2x Short TSLA Daily ETF	6,099,207	–	–
GraniteShares 2x Long AMD Daily ETF	–	–	–
GraniteShares 2x Long AMZN Daily ETF	–	–	–
GraniteShares 2x Long MSFT Daily ETF	–	–	–
GraniteShares 2x Short COIN Daily ETF	197,547	–	–
GraniteShares 2x Long PLTR Daily ETF	34,638,390	–	–
GraniteShares 2x Long UBER Daily ETF	2,592,921	–	–
GraniteShares 2x Long MU Daily ETF	322,543	–	–
GraniteShares 2x Long TSM Daily ETF	–	–	–
GraniteShares 2x Long CRWD Daily ETF	–	–	–
GraniteShares 2x Long SMCI Daily ETF	–	–	–
GraniteShares 2x Long QCOM Daily ETF	–	–	–
GraniteShares 2x Long DELL Daily ETF	–	–	–
GraniteShares 2x Long INTC Daily ETF	–	–	–
GraniteShares 2x Long MARA Daily ETF	–	–	–
GraniteShares 2x Long MRVL Daily ETF	–	–	–
GraniteShares 2x Long IONQ Daily ETF	–	–	–
GraniteShares 2x Long VRT Daily ETF	–	–	–
GraniteShares 2x Long RDDT Daily ETF	–	–	–
GraniteShares 2x Long LCID Daily ETF	–	–	–
GraniteShares 2x Long RIVN Daily ETF	–	–	–
GraniteShares 2x Long MSTR Daily ETF	–	–	–
GraniteShares 2x Long NOW Daily ETF	–	–	–
GraniteShares 2x Long PDD Daily ETF	20,678	–	–
GraniteShares 2x Long AVGO Daily ETF	–	–	–
GraniteShares 2x Long ISRG Daily ETF	–	–	–
GraniteShares 2x Long NBIS Daily ETF	–	–	–
GraniteShares 2x Long GOOGL Daily ETF	–	–	–
GraniteShares 2x Long SpaceX Daily ETF	–	–	–
GraniteShares 2x Short SpaceX Daily ETF	–	–	–

Annual Report | June 30, 2026	165

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
June 30, 2025
GraniteShares 2x Long BABA Daily ETF	$–	$–	$–
GraniteShares 2x Long META Daily ETF	–	–	–
GraniteShares 2x Long NVDA Daily ETF	–	–	–
GraniteShares 2x Long AAPL Daily ETF	–	–	–
GraniteShares 2x Long COIN Daily ETF	–	–	–
GraniteShares 1.25x Long TSLA Daily ETF	–	–	–
GraniteShares 2x Short NVDA Daily ETF	6,044,171	–	–
GraniteShares 2x Long TSLA Daily ETF	–	–	–
GraniteShares 2x Short TSLA Daily ETF	–	–	–
GraniteShares 2x Long AMD Daily ETF	–	–	–
GraniteShares 2x Long AMZN Daily ETF	–	–	–
GraniteShares 2x Long MSFT Daily ETF	–	–	–
GraniteShares 2x Short COIN Daily ETF	64,112	–	–
GraniteShares 2x Long PLTR Daily ETF	–	–	–
GraniteShares 2x Long UBER Daily ETF	–	–	–
GraniteShares 2x Long MU Daily ETF	–	–	–
GraniteShares 2x Long TSM Daily ETF	–	–	–
GraniteShares 2x Long CRWD Daily ETF	–	–	–
GraniteShares 2x Long SMCI Daily ETF	–	–	–
GraniteShares 2x Long QCOM Daily ETF	–	–	–
GraniteShares 2x Long DELL Daily ETF	–	–	–
GraniteShares 2x Long INTC Daily ETF	–	–	–
GraniteShares 2x Long MARA Daily ETF	–	–	–
GraniteShares 2x Long MRVL Daily ETF	–	–	–
GraniteShares 2x Long IONQ Daily ETF	–	–	–
GraniteShares 2x Long VRT Daily ETF	–	–	–
GraniteShares 2x Long RDDT Daily ETF	–	–	–
GraniteShares 2x Long LCID Daily ETF	–	–	–
GraniteShares 2x Long RIVN Daily ETF	–	–	–
GraniteShares 2x Long MSTR Daily ETF	–	–	–

166	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

10.	INDEMNIFICATION

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that has not yet occurred. Management expects this risk of loss to be remote.

11.	PRINCIPAL RISKS

Below are some of the principal risks of investing in the Funds. Please refer to the Funds’ prospectus for a full discussion.

Underlying Stock Risk: Each Fund seeks daily leveraged long or short investment results of an underlying stock. Each underlying stock is subject to many risks that can negatively impact its revenue and viability including, but are not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Effects of Compounding and Market Volatility Risk: Each Fund aims to replicate the leveraged or inverse daily returns of an underlying stock and a Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from the underlying stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage or inverse daily returns. The effect of compounding becomes pronounced as the underlying stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the underlying stock during shareholder’s holding period of an investment in the Fund.

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the underlying stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the targeted percentage change of underlying stock on such day. In order to achieve a high degree of correlation with underlying stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to the underlying stock may prevent the Fund from achieving a high degree of correlation with the underlying stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by underlying stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have reach its targeted exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when the underlying stock is volatile, particularly when underlying stock is volatile at or near the close of the trading day.

Leverage Risk: The Long Funds obtain investment exposure in excess of their net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in leveraged Long Funds is exposed to the risk that a decline in the daily performance of the underlying stock would be magnified. A leveraged Long Fund could theoretically lose an amount greater than its net assets. Leverage will also have the effect of magnifying any differences in a Fund performance’s correlation with the underlying stock.

Short Sale Exposure Risk: The short Fund will seek inverse or “short” exposure through financial instruments, which would cause the short Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower a Fund’s return, result in a loss, have the effect of limiting a short Fund’s ability to obtain inverse exposure through financial instruments, or require a short Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, a short Fund may be unable to meet its investment objective due to a lack of available securities or counterparties.

During such periods, a short Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the short Fund’s short positions, if any, would negatively impact a short Fund. A short Fund could theoretically lose an amount greater than its net assets in the event the underlying stock increases more than 100%.

Annual Report | June 30, 2026	167

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with a Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Each Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent a Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

Exchange Traded Fund Structure Risk: Each Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

-	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares in a Fund may trade at a discount to NAV.
-	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and a Fund’s NAV.
-	In stressed market conditions, the market for a Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of a Fund’s shares may, in turn, lead to differences between the market value of a Fund’s shares and a Fund’s NAV.
-	An active trading market for a Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that a Fund’s Shares will continue to meet the listing requirements of the Exchange. If a Fund’s Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s Shares.

Non-Diversified Risk: Each Fund’s portfolio focuses on its underlying stock and will be subject to potential for volatility than a diversified fund.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify a Fund’s losses.

Rebalancing Risk: If for any reason a Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to its underlying stock that is significantly greater or less than its stated multiple. As a result, a Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Trading Halt Risk: Although each underlying stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the underlying stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the underlying stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the underling stock’s and/or Fund’s shares inadvisable. In addition, trading in underlying stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

Tracking Error Risk: Tracking error is the divergence of a Fund’s performance from that of its investment objective. The performance of each Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to its underlying stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. A Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

168	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, each Fund must satisfy certain diversification and other requirements. In particular, each Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of a Fund’s assets would be invested in (a) issuers in which a Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by a Fund. The application of these requirements to certain investments (including swaps) that may be entered into by a Fund is unclear. In addition, the application of these requirements to a Fund’s investment objective is not clear, particularly because each Fund’s investment objective focuses on the performance of the stock of a single issuer. If a Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

12.	RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS

The Funds adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on the Funds’ financial statements.

13.	REGULATORY UPDATES

In September 2023, the SEC adopted a final rule relating to “Names Rule” under the 1940 Act. The amendments expanded the rule to require more funds to adopt an 80 percent investment policy, including funds with names suggesting a focus in investments with particular characteristics (e.g., growth or value) or with terms that reference a thematic investment focus (e.g., environmental, social, or governance factors). The amendments will require that a fund review its name for compliance with the rule. If needed, a fund may need to adopt an 80 percent investment policy and review its portfolio assets’ treatment under such policy at least quarterly. The rule also requires additional prospectus disclosure and reporting and record keeping requirements. The amendments became effective in December 2023. Following a recent extension by the SEC, fund groups with net assets of $1 billion or more must comply by June 11, 2026, while smaller fund groups (less than $1 billion in net assets) have until December 11, 2026. Management has determined that adoption of this rule will not have a material impact on the Funds’ financial statements.

14.	SUBSEQUENT EVENTS

Following market movements in Lucid Group Inc. (LCID), on July 14, 2026, the GraniteShares 2x Long LCID Daily ETF (the “Fund”) closed out its entire LCID position at a loss which caused the Fund net asset value to become negative. As a result, the Fund was delisted from NASDAQ Stock Market LLC and subsequently liquidated.

Annual Report | June 30, 2026	169

GraniteShares ETF Trust	Report of Independent Registered Public Accounting Firm

To the Shareholders and

The Board of Directors of GraniteShares ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of GraniteShares 2x Long BABA Daily ETF, GraniteShares 2x Long META Daily ETF,

GraniteShares 2x Long NVDA Daily ETF, GraniteShares 2x Long AAPL Daily ETF, GraniteShares 2x Long COIN Daily ETF, GraniteShares 1.25x Long TSLA Daily ETF, GraniteShares 2x Short NVDA Daily ETF, GraniteShares 2x Long TSLA Daily ETF, GraniteShares 2x Short TSLA Daily ETF, GraniteShares 2x Long AMD Daily ETF, GraniteShares 2x Long AMZN Daily ETF, GraniteShares 2x Long MSFT Daily ETF, GraniteShares 2x Short COIN Daily ETF, GraniteShares 2x Long PLTR Daily ETF, GraniteShares 2x Long UBER Daily ETF, GraniteShares 2x Long MU Daily ETF, GraniteShares 2x Long TSM Daily ETF, GraniteShares 2x Long CRWD Daily ETF, GraniteShares 2x Long SMCI Daily ETF, GraniteShares 2x Long QCOM Daily ETF, GraniteShares 2x Long DELL Daily ETF, GraniteShares 2x Long INTC Daily ETF, GraniteShares 2x Long MARA Daily ETF, GraniteShares 2x Long MRVL Daily ETF, GraniteShares 2x Long IONQ Daily ETF, GraniteShares 2x Long VRT Daily ETF, GraniteShares 2x Long RDDT Daily ETF, GraniteShares 2x Long LCID Daily ETF, GraniteShares 2x Long RIVN Daily ETF, GraniteShares 2x Long MSTR Daily ETF, GraniteShares 2x Long NOW Daily ETF, GraniteShares 2x Long PDD Daily ETF, GraniteShares 2x Long AVGO Daily ETF, GraniteShares 2x Long ISRG Daily ETF, GraniteShares 2x Long NBIS Daily ETF, GraniteShares 2x Long GOOGL Daily ETF, GraniteShares 2x Long SpaceX Daily ETF and GraniteShares 2x Short SpaceX Daily ETF (the “Funds”), each a series of GraniteShares ETF Trust, including the schedules of investments, as of June 30, 2026, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2026, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds constituting GraniteShares ETF Trust	Statements of operations	Statements of changes in net assets	Financial highlights

GraniteShares 1.25x Long TSLA Daily ETF, GraniteShares 2x Long AAPL Daily ETF and GraniteShares 2x Long COIN Daily ETF	For the year ended June 30, 2026	For each of the two years in the period ended June 30, 2026	For each of the three years in the period ended June 30, 2026 and for the period August 8, 2022 (commencement of operations) through June 30, 2023

GraniteShares 2x Long BABA Daily ETF, GraniteShares 2x Long META Daily ETF, and GraniteShares 2x Long NVDA Daily ETF	For the year ended June 30, 2026	For each of the two years in the period ended June 30, 2026	For each of the three years in the period ended June 30, 2026 and for the period December 12, 2022 (commencement of operations) through June 30, 2023

GraniteShares 2x Short NVDA Daily ETF, GraniteShares 2x Long TSLA Daily ETF and GraniteShares 2x Short TSLA Daily ETF	For the year ended June 30, 2026	For each of the two years in the period ended June 30, 2026	For each of the two years in the period ended June 30, 2026 and for the period August 21, 2023 (commencement of operations) through June 30, 2024

GraniteShares 2x Long AMD Daily ETF, GraniteShares 2x Long AMZN Daily ETF, and GraniteShares 2x Long MSFT Daily ETF	For the year ended June 30, 2026	For each of the two years in the period ended June 30, 2026	For each of the two years in the period ended June 30, 2026 and for the period March 18, 2024 (commencement of operations) through June 30, 2024

GraniteShares 2x Short COIN Daily ETF, GraniteShares 2x Long PLTR Daily ETF and GraniteShares 2x Long UBER Daily ETF	For the year ended June 30, 2026	For the year ended June 30, 2026 and for the period September 3, 2024 (commencement of operations) through June 30, 2025	For the year ended June 30, 2026 and for the period September 3, 2024 (commencement of operations) through June 30, 2025

GraniteShares 2x Long MU Daily ETF, GraniteShares 2x Long TSM Daily ETF and GraniteShares 2x Long CRWD Daily ETF	For the year ended June 30, 2026	For the year ended June 30, 2026 and for the period November 11, 2024 (commencement of operations) through June 30, 2025	For the year ended June 30, 2026 and for the period November 11, 2024 (commencement of operations) through June 30, 2025

170	www.graniteshares.com

GraniteShares ETF Trust	Report of Independent Registered Public Accounting Firm

Individual Funds constituting GraniteShares ETF Trust	Statements of operations	Statements of changes in net assets	Financial highlights

GraniteShares 2x Long SMCI Daily ETF	For the year ended June 30, 2026	For the year ended June 30, 2026 and for the period December 10, 2024 (commencement of operations) through June 30, 2025	For the year ended June 30, 2026 and for the period December 10, 2024 (commencement of operations) through June 30, 2025

GraniteShares 2x Long QCOM Daily ETF, GraniteShares 2x Long DELL Daily ETF and GraniteShares 2x Long INTC Daily ETF	For the year ended June 30, 2026	For the year ended June 30, 2026 and for the period February 12, 2025 (commencement of operations) through June 30, 2025	For the year ended June 30, 2026 and for the period February 12, 2025 (commencement of operations) through June 30, 2025

GraniteShares 2x Long MARA Daily ETF and GraniteShares 2x Long MRVL Daily ETF	For the year ended June 30, 2026	For the year ended June 30, 2026 and for the period March 6, 2025 (commencement of operations) through June 30, 2025	For the year ended June 30, 2026 and for the period March 6, 2025 (commencement of operations) through June 30, 2025

GraniteShares 2x Long IONQ Daily ETF, GraniteShares 2x Long VRT Daily ETF and GraniteShares 2x Long RDDT Daily ETF	For the year ended June 30, 2026	For the year ended June 30, 2026 and for the period March 24, 2025 (commencement of operations) through June 30, 2025	For the year ended June 30, 2026 and for the period March 24, 2025 (commencement of operations) through June 30, 2025

GraniteShares 2x Long LCID Daily ETF and GraniteShares 2x Long RIVN Daily ETF	For the year ended June 30, 2026	For the year ended June 30, 2026 and for the period April 21, 2025 (commencement of operations) through June 30, 2025	For the year ended June 30, 2026 and for the period April 21, 2025 (commencement of operations) through June 30, 2025

GraniteShares 2x Long MSTR Daily ETF	For the year ended June 30, 2026	For the year ended June 30, 2026 and for the period June 9, 2025 (commencement of operations) through June 30, 2025	For the year ended June 30, 2026 and for the period June 9, 2025 (commencement of operations) through June 30, 2025

GraniteShares 2x Long NOW Daily ETF, GraniteShares 2x Long PDD Daily ETF and GraniteShares 2x Long AVGO Daily ETF	For the period July 14, 2025 (commencement of operations) through June 30, 2026	For the period July 14, 2025 (commencement of operations) through June 30, 2026	For the period July 14, 2025 (commencement of operations) through June 30, 2026

GraniteShares 2x Long ISRG Daily ETF and GraniteShares 2x Long NBIS Daily ETF	For the period October 6, 2025 (commencement of operations) through June 30, 2026	For the period October 6, 2025 (commencement of operations) through June 30, 2026	For the period October 6, 2025 (commencement of operations) through June 30, 2026

GraniteShares 2x Long GOOGL Daily ETF	For the period December 1, 2025 (commencement of operations) through June 30, 2026	For the period December 1, 2025 (commencement of operations) through June 30, 2026	For the period December 1, 2025 (commencement of operations) through June 30, 2026

GraniteShares 2x Long SpaceX Daily ETF and GraniteShares 2x Short SpaceX Daily ETF	For the period June 12, 2026 (commencement of operations) through June 30, 2026	For the period June 12, 2026 (commencement of operations) through June 30, 2026	For the period June 12, 2026 (commencement of operations) through June 30, 2026

Annual Report | June 30, 2026	171

GraniteShares ETF Trust	Report of Independent Registered Public Accounting Firm

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more GraniteShares LLC investment companies since 2019.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

August 28, 2026

172	www.graniteshares.com

GraniteShares ETF Trust	Additional Information
June 30, 2026 (Unaudited)

Federal Tax Information

The Funds designate the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2025:1

	Qualified Dividend Income	Dividends Received Deduction	199A
GraniteShares 2x Long BABA Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long META Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long NVDA Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long AAPL Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long COIN Daily ETF	0.00%	0.00%	0.00%
GraniteShares 1.25x Long TSLA Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Short NVDA Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long TSLA Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Short TSLA Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long AMD Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long AMZN Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long MSFT Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Short COIN Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long PLTR Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long UBER Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long MU Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long TSM Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long CRWD Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long SMCI Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long QCOM Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long Dell Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long INTC Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long MARA Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long MRVL Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long IONQ Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long VRT Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long RDDT Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long LCID Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long RIVN Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long MSTR Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long NOW Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long PDD Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long AVGO Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long ISRG Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long NBIS Daily ETF	0.00%	0.00%	0.00%
GraniteShares 2x Long GOOGL Daily ETF	0.00%	0.00%	0.00%

In early 2026, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2025 via Form 1099. The Funds will notify shareholders in early 2027 of amounts paid to them by the Funds, if any, during the calendar year 2026.

Annual Report | June 30, 2026	173

GraniteShares ETF Trust	Additional Information
June 30, 2026 (Unaudited)

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Funds designated the following amounts as long-term capital gain dividends for the calendar year ended December 31, 2025.1

Long Term Capital Gain
GraniteShares 2x Long BABA Daily ETF	$0.00
GraniteShares 2x Long META Daily ETF	$3,507,342.00
GraniteShares 2x Long NVDA Daily ETF	$0.00
GraniteShares 2x Long AAPL Daily ETF	$0.00
GraniteShares 2x Long COIN Daily ETF	$0.00
GraniteShares 1.25x Long TSLA Daily ETF	$0.00
GraniteShares 2x Short NVDA Daily ETF	$0.00
GraniteShares 2x Long TSLA Daily ETF	$0.00
GraniteShares 2x Short TSLA Daily ETF	$0.00
GraniteShares 2x Long AMD Daily ETF	$0.00
GraniteShares 2x Long AMZN Daily ETF	$0.00
GraniteShares 2x Long MSFT Daily ETF	$0.00
GraniteShares 2x Short COIN Daily ETF	$0.00
GraniteShares 2x Long PLTR Daily ETF	$0.00
GraniteShares 2x Long UBER Daily ETF	$0.00
GraniteShares 2x Long MU Daily ETF	$0.00
GraniteShares 2x Long TSM Daily ETF	$0.00
GraniteShares 2x Long CRWD Daily ETF	$0.00
GraniteShares 2x Long SMCI Daily ETF	$0.00
GraniteShares 2x Long QCOM Daily ETF	$0.00
GraniteShares 2x Long Dell Daily ETF	$0.00
GraniteShares 2x Long INTC Daily ETF	$0.00
GraniteShares 2x Long MARA Daily ETF	$0.00
GraniteShares 2x Long MRVL Daily ETF	$0.00
GraniteShares 2x Long IONQ Daily ETF	$0.00
GraniteShares 2x Long VRT Daily ETF	$0.00
GraniteShares 2x Long RDDT Daily ETF	$0.00
GraniteShares 2x Long LCID Daily ETF	$0.00
GraniteShares 2x Long RIVN Daily ETF	$0.00
GraniteShares 2x Long MSTR Daily ETF	$0.00
GraniteShares 2x Long NOW Daily ETF	$0.00
GraniteShares 2x Long PDD Daily ETF	$0.00
GraniteShares 2x Long AVGO Daily ETF	$0.00
GraniteShares 2x Long ISRG Daily ETF	$0.00
GraniteShares 2x Long NBIS Daily ETF	$0.00
GraniteShares 2x Long GOOGL Daily ETF	$0.00

1 Granite Shares 2x Long SPACEX Daily ETF and Granite Shares 2x Short SPACEX Daily ETF had launch dates after December 31, 2025.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Fund’s website at www.graniteshares.com.

Authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about a Fund and may be obtained by 1-800-SEC-0330.

Distributor, ALPS Distributors, Inc.

174	www.graniteshares.com

GraniteShares ETF Trust	Changes in and Disagreements with Accountants for Open-End Management Investment Companies
June 30, 2026 (Unaudited)

Not applicable for this reporting period.

Annual Report | June 30, 2026	175

GraniteShares ETF Trust	Proxy Disclosures for Open-End Management Investment Companies
June 30, 2026 (Unaudited)

Not applicable for this reporting period.

176	www.graniteshares.com

GraniteShares ETF Trust	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
June 30, 2026 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the period ended June 30, 2026:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Steven James Smyser, Trustee	$35,000	$–	$35,000
Seddik Meziani, Trustee	$35,000	$–	$35,000
Total	$70,000	$–	$70,000

Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Trust.

Annual Report | June 30, 2026	177

GraniteShares ETF Trust	Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2026 (Unaudited)

GraniteShares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2016, and is authorized to establish multiple series, with each series representing interests in a separate portfolio of securities and other assets of the Trust. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the supervision of the Board of Trustees of the Trust (the “Board,” with the members of the Board referred to individually as “Trustees”), and pursuant to the terms of multiple investment advisory agreements between GraniteShares Advisors LLC (the “Adviser” or “GraniteShares”) and the Trust, GraniteShares provides a continuous program of investment management for each series of the Trust (each, a “Fund” and collectively, the “Funds”) and, among other services, determines, in its discretion, the securities to be purchased, retained or sold with respect to each Fund.

At a meeting held on May 8, 2026 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested person[s],” as defined in the 1940 Act, of the Trust (the “Independent Trustees”), reviewed and unanimously approved the investment advisory agreements (the “Agreements”) for a two-year period from the date the first of the Funds commences operations in each relevant Agreement, with respect to each of the Delta 1 Funds (the “D1 Funds”), each of the Short and Leveraged Funds (the “S&L Funds”), each of the YieldBOOST Funds (the “YB Funds”), each of the Autocallable Funds (the “AC Funds”), and each of the Prediction Market Funds (the “PM Funds”). The Meeting was held via telephone conference based on exemptive relief issued by the Securities and Exchange Commission (“SEC”), with the Board’s intention to ratify the approval of the Agreements at its next in-person meeting.1

In advance of the Meeting, the Board received information about each Fund, the Agreements, and the Adviser to facilitate the Board’s review of the Agreements, as required by Section 15(c) of the 1940 Act. In addition to such information, the Board noted that the evaluation process with respect to the Adviser is an ongoing one, as part of the Board’s regular oversight of the Funds. Thus, in considering the approval of the Agreements, the Board took into account its review of the performance and services provided by the Adviser with respect to the existing series of the Trust at regularly scheduled meetings held throughout the year. The Board also receives information informally outside of the Board meetings, as circumstances warrant.

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Agreements.

The Board took note of relevant judicial precedent and regulations adopted by the SEC setting forth factors to be considered by a board when evaluating investment advisory agreements including, among other matters: (1) the nature, extent and quality of the services provided by the investment adviser; (2) the costs of the services provided and profitability to the investment adviser with respect to its relationship with the fund; (3) the advisory fees and total expense ratio of the fund compared to a relevant peer group of funds; (4) the extent to which economies of scale would be realized as the fund grows and whether the advisory fee for the fund would enable investors to share in the benefits of economies of scale; and (5) other benefits received by the investment adviser from its relationship with the fund.

At the Meeting, the Board evaluated the information prepared for the 15(c) review process. The Meeting included a presentation by representatives of the Adviser during which the Independent Trustees and counsel were able to pose questions. The Adviser’s presentation included a discussion of the Adviser’s resources and capabilities, including its financial condition and ability to provide the contracted-for services under the Agreements, as well as a review of the experience and qualifications of the Funds’ portfolio managers and other key personnel of the Adviser. The Trustees were also presented with quantitative data showing how each existing Fund in the Trust performed against its relevant benchmark and whether the Fund met its investment objective over the relevant period.

Following an analysis and discussion of the factors identified below, in the exercise of their reasonable business judgment and in light of their respective fiduciary duties, the Trustees unanimously concluded that it was in the best interest of the Trust to approve the Agreements. In making determinations regarding the factors identified below, the Trustees considered information received (both oral and written) at the Meeting, as well as information obtained through the Board’s experience overseeing the existing Funds in the Trust. In this regard, the Board’s conclusions were also based on its knowledge of how well the Adviser performs its duties obtained through Board meetings, discussions, and reports. The Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.

1	On March 13, 2020, the SEC issued an exemptive order providing relief to registered management investment companies from certain provisions of the 1940Act in light of the outbreakofcoronavirus disease 2019 (COVID-19), including the in-person votingrequirements under Section 15(c)of the 1940 Act with respect toapprovingor renewing an investment advisoryagreement, subject to certain conditions. The reliefwas originally limited to the period from March 13, 2020 to June 15, 2020, and was subsequently extended through August 15, 2020. On June 19, 2020, the SEC issuedan order extending the durationof the conditionalrelief further, through at least December 31, 2020. The Board, including the Independent Trustees, relied on this relief in voting to renew the Advisory Agreement at the Meeting.

178	www.graniteshares.com

GraniteShares ETF Trust	Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2026 (Unaudited)

In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Trustee’s business judgment after consideration of the information as a whole. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The principal factors and conclusions that formed the basis for the Trustees’ determinations to approve the Agreements are discussed below.

Nature, Extent and Quality of Services. The Board considered the functions performed by the Adviser for each Fund and the nature and quality of services provided by GraniteShares. The Board noted that each Fund was an exchange-traded fund (“ETF”) and the Board considered the qualifications and experience of the Adviser’s key personnel, including, in particular, the experience of the Adviser’s principals in managing ETFs and coordinating their operation and administration. The Trustees also considered the responsibilities assumed by the Adviser, including, among other things: responsibility for the general management of the day-to-day investment and reinvestment of the assets of each Fund; determining the daily basket of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of shares; monitoring and managing pricing and risks of each Fund; and monitoring and coordinating the provision of services to each Fund by each of the third-party service providers, including the fund administrator, transfer agent, custodian and distributor. The Board also considered the quality of the operational and compliance infrastructure supporting each Fund, including the regular reports provided by the Trust’s Chief Compliance Officer regarding compliance procedures and practices. In addition, the Board noted the reports received at each Board meeting regarding regulatory developments germane to the ETF and registered fund industry.

The D1 Funds

With respect to each of the D1 Funds, the Board assessed the Adviser’s management capabilities as demonstrated by each Fund’s performance and ability to meet its investment objective.

The Board noted that COMB is an actively managed ETF that seeks to provide long-term capital appreciation, primarily through exposure to commodity futures markets. The Fund’s investment strategy is based in part on the Bloomberg Commodity Index (the “COMB Benchmark”), which is designed to be a highly liquid and broad benchmark for commodities futures investments. The Board considered the information it received, including at each regularly scheduled Board meeting, regarding the Fund’s returns on a market price basis and on a net asset value (“NAV”) basis, as well as the returns of the COMB Benchmark, and the related performance attribution commentary provided by the Adviser.

As to HIPS, the Board noted that the Fund seeks to track the performance, before fees and expenses, of the EQM High Income Pass-Through Securities Index (the “HIPS Index”). HIPS is a rules-based index that measures the performance of up to 40 high income U.S.-listed securities that typically have “pass-through” structures that require them to distribute substantially all of their earnings to shareholders as cash distributions. As with COMB, the Board took into account the information it received regarding HIPS’s returns on a market price basis and on a NAV basis, and the returns of the HIPS Index over the same periods, as well as the Adviser’s performance attribution analysis.

With respect to DRUP, the Board noted that the Fund seeks to track the performance, before fees and expenses, of the Nasdaq US Large Cap Select Disruptors Index (the “DRUP Index”), which tracks the performance of large-cap, U.S.-listed companies with high disruption scores. Companies are assigned a disruption score using a multifactor scoring model, which is based on multiple fundamental metrics such as patent value, revenue growth, research and development expenses, and gross margins. The index universe consists of all issuers from the Nasdaq US 500 Large Cap Index, and the top 50 securities are selected for inclusion in the DRUP Index. The DRUP Index is a modified free-float market capitalization-weighted index to reduce excessive concentration. The Index is reconstituted semi-annually and rebalanced quarterly. As with COMB and HIPS, the Board considered the information it received regarding DRUP’s returns on a market price basis and on a NAV basis, and the returns of the DRUP Index over the same periods, as well as the Adviser’s performance attribution analysis.

The S&L Funds

With respect to each of the S&L Funds, the Board noted that each Fund seeks to replicate the daily performance of an underlying stock multiplied by a leveraged factor. Since the launch of the S&L funds in the Trust, the index strategies have been modified and refined to best replicate the performance of the underlying stocks, the number of counterparties has increased to provide greater asset coverage, and the Adviser has refined its operational capabilities to manage the S&L Funds. The Board considered the information it received, including at each regularly scheduled Board meeting, regarding the standard deviation of a S&L Fund’s NAV from the price changes of each’s Fund’s underlying stock, premium/discount and intraday trading spreads, as well as the related performance attribution commentary provided by the Adviser.

Annual Report | June 30, 2026	179

GraniteShares ETF Trust	Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2026 (Unaudited)

The YB Funds

With respect to each of the single stock YB Funds, the Board noted that each Fund seeks to generate income by selling put options on leveraged ETFs and the Adviser will balance the amount distributed to shareholders and the impact of NAV erosion during periods of high volatility. With respect to each of the fund-of-funds YB Funds, the Board considered that the Funds will be actively managed, similar to the single stock YB funds, and their investment strategies will generate yield by investing in single stock YB Funds. The Board considered that the Adviser has managed the YB Funds since December 2024, the Adviser has been able to maintain a high level of income in the funds, and the Adviser has managed the funds within tight performance metrics. The Board considered the information it received, including ongoing discussions with the Adviser regarding its observations about market trends, and its ability to efficiently develop and market investment products to tap into those trends and demands.

The AC Funds

With respect to each of the AC Funds, the Board considered that each Fund will be actively managed and aimed to generate income by gaining exposure to a diversified set of autocallable instruments. The Board considered that the Adviser was the first issuer to bring autocallable products on single names under an ETF wrapper, the Adviser’s history of launching new innovative products and managing those products within tight performance metrics, and the Adviser has refined its operational capabilities to manage the AC Funds. The Board considered the information it received, including ongoing discussions with the Adviser regarding its observations about market trends, and its ability to efficiently develop and market investment products to tap into those trends and demands.

The PM Funds

With respect to each of the PM Funds, the Board considered that each Fund will be actively managed and will seek to gain exposure to certain events by gaining exposure to a prediction contract and roll forward to a new prediction contract prior to expiration of the prior contract to ensure that the ETF will maintain value after the prior event has taken place. The Board considered that the Adviser was the first issuer to bring prediction contracts under an ETF wrapper, and the Adviser’s history of launching new innovative products, managing those products within tight performance metrics, and refining their operational processes. The Board considered the information it received, including ongoing discussions with the Adviser regarding its observations about market trends, and its ability to efficiently develop and market investment products to tap into those trends and demands.

All Funds

The Board considered the performance data, analyses and reports regularly provided by the Adviser regarding each Fund in the Trust, including index tracking, premium/discount and intraday trading spreads, among other things. The Board also considered the Adviser’s commentary regarding broader market trends and macroeconomic developments and interrelationship between market conditions and each Fund’s performance. The Board concluded that it was satisfied with the information provided regarding, and explanations for, the performance of each existing Fund in the Trust, with the expectation that the Adviser would provide the same level of information and analysis with respect to each new Fund.

Based on the foregoing, including the acceptability of the terms of the Agreements and the responsibilities assumed by the Adviser thereunder, the Board concluded that the Adviser and its personnel continue to be qualified to serve each Fund in such capacity, and that the nature, quality and extent of services provided by the Adviser are expected to be satisfactory and appropriate for each Fund.

Comparative Fees, Costs of Services Provided by the Adviser from Its Relationship with Each Fund. The Board considered information provided by the Adviser regarding the advisory fee for each Fund in connection with the proposed approval of the Agreements and the Adviser’s rationale therefor. The Board also considered that the Adviser will have an expense limitation agreement in place for each S&L Fund, YB Fund, AC Fund, and PM Fund until December 31, 2027.

The D1 Funds

With respect to each of the D1 Funds, the Board noted that the Adviser recommended maintaining the current advisory fee for each of COMB, HIPS and DRUP at 0.25%, 0.70% and 0.60% per annum, respectively. The Board considered that the advisory fee for each Fund is a unitary fee pursuant to which the Adviser assumes substantially all expenses of the Fund (excluding interest, Acquired Fund Fees and Expenses, taxes, brokerage commissions, expenses related to short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act). Thus, the Board reviewed information provided in the Meeting materials comparing each Fund’s proposed unitary fee to certain other funds identified by the Adviser. The Board also took into account the information provided regarding the Adviser’s process for identifying such other funds.

180	www.graniteshares.com

GraniteShares ETF Trust	Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2026 (Unaudited)

With respect to COMB, the Adviser identified certain ETFs and mutual funds providing broad commodity exposures (with particular focus on the least expensive mutual fund share class) using third-party data sources. The Board observed that the Fund’s proposed unitary fee was significantly lower than the average total expense ratio of the commodity funds deemed relevant for comparative analysis.

With respect to HIPS and DRUP, the Adviser identified certain ETFs and mutual funds providing similar exposures using third-party data sources. The Board noted that each Fund’s fee was higher than the respective average peer fee, but lower than the maximum observed fee, and the strategy for each Fund was unique in the marketplace.

In assessing the proposed unitary fee for each Fund, the Board also considered the Adviser’s description of the resources involved in managing each Fund. In addition, the Board considered each Fund’s size and the likelihood that the Adviser would continue to absorb certain operational expenses incurred by each Fund through the renewal term of the Agreement.

The S&L Funds

With respect to the existing S&L Funds, the Board considered the proposed annual advisory fees at their current level. With respect to each of the New S&L Funds, the Board considered the proposed varied fee levels based on whether each fund had long or short exposure and the amount of leverage applied to each fund. The Board noted as assets held for short periods, investors focus on the tradability and investment objective of the fund, and that management fees and expense ratios have little impact over the short duration that each fund was expected to be held. The Board also considered that the Adviser had worked with its swap counterparties on strategies that would enable a fund to have long and short leverage factors greater than 2x while still complying with the derivative risk limits imposed by the SEC. The Board considered that the Adviser recommended for each of the S&L Funds a non-unitary fee structure and a total expense ratio capped by a fee waiver in effect until at least December 31, 2027. The Board noted that the Adviser did not recommend lowering the Adviser’s fees for the S&L Funds because the daily tracking performance of the existing S&L Funds was small and stable, the Adviser expected commercial uncertainties with respect to the S&L Funds, the Funds were unique and operationally intensive to manage, and the costs of launching and managing the S&L Funds benefit from the advisory fee levels. After further consideration, the Board determined that the advisory fees and expected profitability for each S&L Fund were not unreasonable.

The YB Funds

With respect to each of the single stock YB Funds, the Board considered that the Adviser recommended a management fee of 0.99% with a non-unitary fee structure and total expense ratio of 1.15%, and for the fund-of-funds YB Funds, the Board considered that the Adviser recommended a management fee of 0.29% with a non-unitary fee structure and a total expense ratio of 0.50%, all of which would be capped by a fee waiver in effect until at least December 31, 2027. The Board considered that with the YB Funds, the Adviser was not seeking to replicate the strategy of other funds that exist but rather take entrepreneurial risk in launching and managing funds with unique strategies in order to build a market for those funds. The Board also noted that the fund-of-funds YB Funds invest in the YieldBOOST series of the Trust, and the management fee and fee waiver did not include the fees and expenses of the underlying funds that each of the fund-of-fund YB Funds will invest in. The Board considered that the management fees for each of the single stock YB funds was greater than the average management fees for peer ETFs and mutual funds with option-based income strategies. After further consideration, the Board determined that the advisory fees for each YB Fund was not unreasonable.

The AC Funds

With respect to each of the AC Funds, the Board considered that the Adviser recommended a management fee of 0.99% with a non-unitary fee structure and a total expense ratio of 1.15% capped by a fee waiver in effect until at least December 31, 2027. The Board noted that the AC Funds consisted of autocallable instruments on single names under an ETF wrapper, which was an asset type that was typically accessed via a bank or broker through significant investment, relatively high fees, and limited diversification. The Board also observed that investors could access the autocallable asset class via limited ETFs of broad indices, and that the advisers to the peer funds had lower management fees than the Adviser’s recommended management fees for each of AC Funds. The Board observed that the AC Funds benefit from the Adviser’s operational capabilities and experience gained managing the S&L Funds and YB Funds of the Trust. The Board considered that with the AC Funds, the Adviser was not seeking to replicate the strategy of other funds that exist but rather take entrepreneurial risk in launching new funds with unique strategies in order to build a market for those funds. In addition, the Board considered the size of peer funds and the likelihood that the Adviser would absorb certain operational expenses incurred by each AC Fund through the end of December 31, 2027. After further consideration, the Board determined that the Adviser’s proposed advisory fees for each of the AC Funds was not unreasonable.

Annual Report | June 30, 2026	181

GraniteShares ETF Trust	Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2026 (Unaudited)

The PM Funds

With respect to each of the PM Funds, the Board considered that the Adviser recommended a management fee of 0.99% with a non-unitary fee structure and a total expense ratio of 1.15% capped by a fee waiver in effect until at least December 31, 2027. The Board observed that prediction markets are a recent innovation and there are no instances where prediction contracts have been wrapped in an ETF. The Board considered that structuring the PM Funds was highly complex, there were few brokers that would provide institutional access to relevant derivative contracts, and the Adviser was taking entrepreneurial risk in launching new funds with unique strategies in order to build a market for those funds. After consideration, the Board determined that the Adviser’s proposed advisory fees for each of the PM Funds was not unreasonable.

Based on the information presented and the discussions at the Meeting, the Board concluded that each Fund’s proposed fees were reasonable given, among other things, the nature, extent and quality of the services provided under the Agreements.

Economies of Scale. The Board considered the potential for the Adviser to experience economies of scale in the provision of services to the Funds and the extent to which potential scale benefits are shared with shareholders.

The Board considered whether the Adviser was benefiting from economies of scale in the provision of services to each of the new Funds and whether such services are being shared with each Fund’s shareholders under the Agreements. The Board noted that the Adviser’s operational efficiencies have improved and will continue to improve. The Board considered the prospects for growth of each of the Funds and concluded that the expense limitation agreements were adequate for each of the Funds, and economies of scale would be revisited as each Fund’s asset levels increase.

The Board concluded that the Adviser’s arrangements with respect to the Funds constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

Conclusion. Based on all of the foregoing, the Board, including the Independent Trustees, concluded that the advisory fee for each Fund is fair and reasonable in light of the extent and quality of the services provided and expected to be provided over the term, and that the approval of the Agreements was in the best interest of the Trust. At the Meeting, the Board, including the Independent Trustees, unanimously approved the Agreements as to each of the Funds.

182	www.graniteshares.com

GraniteShares ETF Trust

222 Broadway, 21st Floor

New York, NY 10038

Must be accompanied or preceded by a prospectus.

ALPS Distributors, Inc., a FINRA member, is the Distributor for the GraniteShares ETF Trust.

GraniteShares ETF Trust

Annual Report Financial Statements & Other Information

June 30, 2026

TSYY: GraniteShares YieldBOOST TSLA ETF
TQQY: GraniteShares YieldBOOST QQQ ETF
YSPY: GraniteShares YieldBOOST SPY ETF
NVYY: Graniteshares YieldBOOST NVDA ETF
XBTY: Graniteshares YieldBOOST Bitcoin ETF
COYY: GraniteShares YieldBoost Coin ETF
AMYY: GraniteShares YieldBoost AMD ETF
AZYY: GraniteShares YieldBoost AMZN ETF
MTYY: GraniteShares YieldBoost MSTR ETF
PLYY: GraniteShares YieldBoost PLTR ETF
SMYY: GraniteShares YieldBoost SMCI ETF
HOYY: GraniteShares YieldBoost HOOD ETF
FBYY: GraniteShares YieldBoost META ETF
BBYY: GraniteShares YieldBoost BABA ETF
MAAY: GraniteShares YieldBoost MARA ETF
IOYY: GraniteShares YieldBoost IONQ ETF
SEMY: GraniteShares YieldBOOST Semiconductor ETF
NUGY: GraniteShares YieldBOOST Gold Miners ETF
RGYY: GraniteShares YieldBOOST RGTI ETF
QBY: GraniteShares YieldBOOST QBTS ETF
RTYY: GraniteShares YieldBOOST RIOT ETF
HMYY: GraniteShares YieldBOOST HIMS ETF
YBST: GraniteShares YieldBOOST SINGLE STOCK UNIVERSE ETF
YBTY: GraniteShares YieldBOOST TOPYIELDERS ETF
MUYY: GraniteShares YieldBOOST MU ETF
TMYY: GraniteShares YieldBOOST TSM ETF
CWY: GraniteShares YieldBOOST CRWV ETF
CRY: GraniteShares YieldBOOST CRCL ETF
XEY: GraniteShares YieldBOOST Ether ETF
BIOY: GraniteShares YieldBOOST Biotech ETF
FINY: GraniteShares YieldBOOST Financials ETF
TECY: GraniteShares YieldBOOST Technology ETF
FIYY: GraniteShares YieldBOOST 20Y+ Treasuries ETF

GraniteShares YieldBOOST TSLA ETF	Schedule of Investments
June 30, 2026

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (82.83%)(a)
United States Treasury Bill
3.545%, 07/23/2026(a)	$45,000,000	$44,900,918
3.590%, 10/22/2026(a)	20,500,000	20,259,341

TOTAL GOVERNMENT BOND
(Cost 65,171,499)		65,160,259

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.37%)
Put Option Contracts (0.37%)
Direxion Daily TSLA Bull 2X ETF:
StoneX Group Inc	07/01/2026	10.28	17,538	24,833,808	833
StoneX Group Inc	07/02/2026	10.46	11,700	16,567,200	9,909
				41,401,008	10,742
Graniteshares 2x Long TSLA Daily ETF:
StoneX Group Inc	07/06/2026	21.05	21,200	51,600,800	285,528
				51,600,800	285,528
TOTAL PURCHASED OPTION CONTRACTS
(Cost $1,000,315)				93,001,808	296,270

TOTAL INVESTMENTS (83.20%)
(Cost $66,171,814)					$65,456,529

OTHER ASSETS IN EXCESS OF LIABILITIES (16.80%)					13,215,114	(b)

NET ASSETS (100.00%)					$78,671,643

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (0.93%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 4)
Put Option Contracts - (0.93%)
Direxion Daily TSLA Bull 2X ETF:
StoneX Group Inc	07/01/2026	$10.85	(17,538)	$479,253	$(24,833,808)	$(1,801)
StoneX Group Inc	07/02/2026	11.04	(11,700)	275,846	(16,567,200)	(16,108)
				755,099	(41,401,008)	(17,909)
Graniteshares 2x Long TSLA Daily ETF:
StoneX Group Inc 07/06/2026		22.22	(21,200)	1,185,630	(51,600,800)	(711,932)
				1,185,630	(51,600,800)	(711,932)

TOTAL WRITTEN OPTION CONTRACTS				$1,940,729	$(93,001,808)	$(729,841)

See Notes to Financial Statements.
Annual Report | June 30, 2026	1

GraniteShares YieldBOOST QQQ ETF	Schedule of Investments
June 30, 2026

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (43.54%)(a)
United States Treasury Bill
3.545%, 07/23/2026(a)	$2,000,000	$1,995,596
3.590%, 10/22/2026(a)	900,000	889,435

TOTAL GOVERNMENT BOND
(Cost 2,885,525)		2,885,031

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.09%)
Put Option Contracts (0.09%)
ProShares UltraPro QQQ:
StoneX Group Inc	07/02/2026	64.65	230	1,863,000	1,840
StoneX Group Inc	07/01/2026	65.97	604	4,892,400	604
StoneX Group Inc	07/06/2026	69.47	119	963,900	3,213
				7,719,300	5,657
TOTAL PURCHASED OPTION CONTRACTS
(Cost $128,000)				7,719,300	5,657

TOTAL INVESTMENTS (43.63%) (Cost $3,013,525)					$2,890,688

OTHER ASSETS IN EXCESS OF LIABILITIES (56.37%)					3,734,462	(b)

NET ASSETS (100.00%)					$6,625,150

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (0.16%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 4)
Put Option Contracts - (0.16%)
ProShares UltraPro QQQ:
StoneX Group Inc	07/02/2026	$68.24	(230)	$41,256	$(1,863,000)	$(2,530)
StoneX Group Inc	07/01/2026	69.64	(604)	148,809	(4,892,400)	(1,208)
StoneX Group Inc	07/06/2026	73.33	(119)	18,132	(963,900)	(6,664)

TOTAL WRITTEN OPTION CONTRACTS				$208,197	$(7,719,300)	$(10,402)

See Notes to Financial Statements.
2	www.graniteshares.com

GraniteShares YieldBOOST SPY ETF	Schedule of Investments
June 30, 2026

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (51.84%)(a)
United States Treasury Bill
3.545%, 07/23/2026(a)	$4,000,000	$3,991,193
3.590%, 10/22/2026(a)	2,300,000	2,272,999

TOTAL GOVERNMENT BOND
(Cost 6,265,416)		6,264,192

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.03%)
Put Option Contracts (0.03%)
Direxion Daily S&P 500 Bull 3X ETF:
StoneX Group Inc	07/02/2026	226.49	410	11,097,470	4,094
StoneX Group Inc	07/01/2026	231.41	90	2,436,030	97
				13,533,500	4,191
TOTAL PURCHASED OPTION CONTRACTS
(Cost $51,778)				13,533,500	4,191

TOTAL INVESTMENTS (51.87%)
(Cost $6,317,194)					$6,268,383

OTHER ASSETS IN EXCESS OF LIABILITIES (48.13%)					5,815,705	(b)

NET ASSETS (100.00%)					$12,084,088

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (0.07%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 4)
Put Option Contracts - (0.07%)
Direxion Daily S&P 500 Bull 3X ETF:
StoneX Group Inc	07/02/2026	$239.07	(410)	$95,273	$(11,097,470)	$(8,516)
StoneX Group Inc	07/01/2026	244.26	(90)	30,363	(2,436,030)	(370)

TOTAL WRITTEN OPTION CONTRACTS				$125,636	$(13,533,500)	$(8,886)

See Notes to Financial Statements.
Annual Report | June 30, 2026	3

GraniteShares YieldBOOST NVDA ETF	Schedule of Investments
June 30, 2026

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (43.05%)(a)
United States Treasury Bill
3.554%, 07/23/2026(a)	$13,000,000	$12,971,376
3.590%, 10/22/2026(a)	4,000,000	3,953,042

TOTAL GOVERNMENT BOND
(Cost 16,926,689)		16,924,418

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.11%)
Put Option Contracts (0.11%)
GraniteShares 2x Long NVDA Daily ETF:
StoneX Group Inc	07/02/2026	24.82	3,671	10,943,251	3,671
StoneX Group Inc	07/06/2026	25.58	4,620	13,772,220	27,720
StoneX Group Inc	07/01/2026	26.66	6,044	18,017,164	12,088
				42,732,635	43,479
TOTAL PURCHASED OPTION CONTRACTS
(Cost $302,777)				42,732,635	43,479

TOTAL INVESTMENTS (43.16%)
(Cost $17,229,466)					$16,967,897

OTHER ASSETS IN EXCESS OF LIABILITIES (56.84%)					22,349,663	(b)

NET ASSETS (100.00%)					$39,317,560

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (0.37%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 4)
Put Option Contracts - (0.37%)
GraniteShares 2x Long NVDA Daily ETF:
StoneX Group Inc	07/02/2026	$26.20	(3,671)	$144,367	$(10,943,251)	$(14,683)
StoneX Group Inc	07/06/2026	27.00	(4,620)	186,307	(13,772,220)	(83,161)
StoneX Group Inc	07/01/2026	28.14	(6,044)	330,403	(18,017,164)	(48,352)

TOTAL WRITTEN OPTION CONTRACTS				$661,077	$(42,732,635)	$(146,196)

See Notes to Financial Statements.
4	www.graniteshares.com

GraniteShares YieldBOOST Bitcoin ETF	Schedule of Investments
June 30, 2026

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (80.53%)(a)
United States Treasury Bill
3.545%, 07/23/2026(a)	$3,500,000	$3,492,293
3.590%, 10/22/2026(a)	5,900,000	5,830,738

TOTAL GOVERNMENT BOND
(Cost 9,325,932)		9,323,031

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.92%)
Put Option Contracts (0.92%)
2x Bitcoin Strategy ETF:
StoneX Group Inc	07/02/2026	9.65	1,790	1,847,280	14,858
StoneX Group Inc	07/01/2026	9.70	7,210	7,440,720	25,211
StoneX Group Inc	07/06/2026	9.84	2,360	2,435,520	65,725
				11,723,520	105,794
TOTAL PURCHASED OPTION CONTRACTS
(Cost $245,122)				11,723,520	105,794

TOTAL INVESTMENTS (81.45%) (Cost $9,571,054)					$9,428,825

OTHER ASSETS IN EXCESS OF LIABILITIES (18.55%)					2,147,940	(b)

NET ASSETS (100.00%)					$11,576,765

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (2.30%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value(Note 4)
Put Option Contracts - (2.30%)
2x Bitcoin Strategy ETF:
StoneX Group Inc	07/02/2026	$10.18	(1,790)	$52,494	$(1,847,280)	$(37,804)
StoneX Group Inc	07/01/2026	10.24	(7,210)	254,703	(7,440,720)	(111,555)
StoneX Group Inc	07/06/2026	10.38	(2,360)	55,641	(2,435,520)	(116,511)

TOTAL WRITTEN OPTION CONTRACTS				$362,838	$(11,723,520)	$(265,870)

See Notes to Financial Statements.
Annual Report | June 30, 2026	5

GraniteShares YieldBoost Coin ETF	Schedule of Investments
June 30, 2026

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (80.04%)(a)
United States Treasury Bill
3.545%, 07/23/2026(a)	$10,000,000	$9,977,982
3.590%, 10/22/2026(a)	7,000,000	6,917,824

TOTAL GOVERNMENT BOND
(Cost 16,899,455)		16,895,806

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (1.42%)
Put Option Contracts (1.42%)
GraniteShares 2x Long COIN Daily ETF:
StoneX Group Inc	07/02/2026	4.01	15,980	6,823,460	89,579
StoneX Group Inc	07/01/2026	4.09	29,250	12,489,750	119,585
StoneX Group Inc	07/06/2026	4.13	4,500	1,921,500	90,776
				21,234,710	299,940
TOTAL PURCHASED OPTION CONTRACTS
(Cost $580,155)				21,234,710	299,940

TOTAL INVESTMENTS (81.47%)
(Cost $17,479,610)					$17,195,746

OTHER ASSETS IN EXCESS OF LIABILITIES (18.53%)					3,911,871	(b)

NET ASSETS (100.00%)					$21,107,617

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (3.53%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 4)
Put Option Contracts - (3.53%)
GraniteShares 2x Long COIN Daily ETF:
StoneX Group Inc	07/02/2026	$4.24	(15,980)	$248,917	$(6,823,460)	$(222,115)
StoneX Group Inc	07/01/2026	4.31	(29,250)	572,618	(12,489,750)	(380,726)
StoneX Group Inc	07/06/2026	4.36	(4,500)	74,595	(1,921,500)	(142,309)

TOTAL WRITTEN OPTION CONTRACTS				$896,130	$(21,234,710)	$(745,150)

See Notes to Financial Statements.
6	www.graniteshares.com

GraniteShares YieldBoost AMD ETF	Schedule of Investments
June 30, 2026

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (32.59%)(a)
United States Treasury Bill
3.545%, 07/23/2026(a)	$3,000,000	$2,993,395

TOTAL GOVERNMENT BOND
(Cost 2,993,501)		2,993,395

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.14%)
Put Option Contracts (0.14%)
GraniteShares 2x Long AMD Daily ETF:
StoneX Group Inc	07/02/2026	60.06	720	5,958,000	5,223
StoneX Group Inc	07/01/2026	60.07	630	5,213,250	284
StoneX Group Inc	07/06/2026	64.62	80	662,000	7,773
				11,833,250	13,280
TOTAL PURCHASED OPTION CONTRACTS
(Cost $331,961)				11,833,250	13,280

TOTAL INVESTMENTS (32.74%)
(Cost $3,325,462)					$3,006,675

OTHER ASSETS IN EXCESS OF LIABILITIES (67.26%)					6,178,175	(b)

NET ASSETS (100.00%)					$9,184,850

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (0.26%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 4)
Put Option Contracts - (0.26%)
GraniteShares 2x Long AMD Daily ETF:
StoneX Group Inc	07/02/2026	$63.39	(720)	$227,787	$(5,958,000)	$(10,877)
StoneX Group Inc	07/01/2026	63.40	(630)	240,892	(5,213,250)	(984)
StoneX Group Inc	07/06/2026	68.21	(80)	27,870	(662,000)	(12,312)

TOTAL WRITTEN OPTION CONTRACTS				$496,549	$(11,833,250)	$(24,173)

See Notes to Financial Statements.
Annual Report | June 30, 2026	7

GraniteShares YieldBoost AMZN ETF	Schedule of Investments
June 30, 2026

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (40.27%)(a)
United States Treasury Bill
3.545%, 07/23/2026(a)	$500,000	$498,899
3.590%, 10/22/2026(a)	800,000	790,609

TOTAL GOVERNMENT BOND
(Cost 1,289,902)		1,289,508

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.03%)
Put Option Contracts (0.03%)
GraniteShares 2x Long AMZN Daily ETF:
StoneX Group Inc	07/02/2026	26.33	382	1,176,480	382
StoneX Group Inc	07/01/2026	26.84	745	2,294,443	745
				3,470,923	1,127
TOTAL PURCHASED OPTION CONTRACTS
(Cost $17,286)				3,470,923	1,127

TOTAL INVESTMENTS (40.29%)
(Cost $1,307,188)					$1,290,635

OTHER ASSETS IN EXCESS OF LIABILITIES (59.71%)					1,912,354	(b)

NET ASSETS (100.00%)					$3,202,989

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (0.14%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 4)
Put Option Contracts - (0.14%)
GraniteShares 2x Long AMZN Daily ETF:
StoneX Group Inc	07/02/2026	$27.79	(382)	$14,641	$(1,176,480)	$(2,292)
StoneX Group Inc	07/01/2026	28.33	(745)	32,278	(2,294,443)	(2,235)

TOTAL WRITTEN OPTION CONTRACTS				$46,919	$(3,470,923)	$(4,527)

See Notes to Financial Statements.
8	www.graniteshares.com

GraniteShares YieldBoost MSTR ETF	Schedule of Investments
June 30, 2026

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (78.60%)(a)
United States Treasury Bill
3.545%, 07/23/2026(a)	$500,000	$498,899
3.590%, 10/22/2026(a)	800,000	790,609

TOTAL GOVERNMENT BOND
(Cost 1,289,902)		1,289,508

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (6.45%)
Put Option Contracts (6.45%)
T-Rex 2X Long MSTR Daily Target ETF:
StoneX Group Inc	07/02/2026	1.32	5,550	899,100	14,179
StoneX Group Inc	07/01/2026	1.77	5,710	925,020	91,727
				1,824,120	105,906
TOTAL PURCHASED OPTION CONTRACTS
(Cost $87,200)				1,824,120	105,906

TOTAL INVESTMENTS (85.05%)
(Cost $1,377,102)					$1,395,414

OTHER ASSETS IN EXCESS OF LIABILITIES (14.95%)					245,193	(b)

NET ASSETS (100.00%)					$1,640,607

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (10.02%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 4)
Put Option Contracts - (10.02%)
T-Rex 2X Long MSTR Daily Target ETF:
StoneX Group Inc	07/02/2026	$1.40	(5,550)	$43,162	$(899,100)	$(20,817)
StoneX Group Inc	07/01/2026	1.87	(5,710)	67,246	(925,020)	(143,648)

TOTAL WRITTEN OPTION CONTRACTS				$110,408	$(1,824,120)	$(164,465)

See Notes to Financial Statements.
Annual Report | June 30, 2026	9

GraniteShares YieldBoost PLTR ETF	Schedule of Investments
June 30, 2026

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (96.28%)(a)
United States Treasury Bill
3.545%, 07/23/2026(a)	$2,000,000	$1,995,596
3.590%, 10/22/2026(a)	1,000,000	988,261

TOTAL GOVERNMENT BOND
(Cost 2,984,398)		2,983,857

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.02%)
Put Option Contracts (0.02%)
GraniteShares 2x Long PLTR Daily ETF:
StoneX Group Inc	07/02/2026	7.93	1,270	1,191,260	474
StoneX Group Inc	07/01/2026	8.06	2,350	2,204,300	94
				3,395,560	568
TOTAL PURCHASED OPTION CONTRACTS
(Cost $46,407)				3,395,560	568

TOTAL INVESTMENTS (96.30%)
(Cost $3,030,805)					$2,984,425

OTHER ASSETS IN EXCESS OF LIABILITIES (3.70%)					114,653	(b)

NET ASSETS (100.00%)					$3,099,078

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (0.13%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 4)
Put Option Contracts - (0.13%)
GraniteShares 2x Long PLTR Daily ETF:
StoneX Group Inc	07/02/2026	$8.37	(1,270)	$24,862	$(1,191,260)	$(2,542)
StoneX Group Inc	07/01/2026	8.51	(2,350)	57,755	(2,204,300)	(1,525)

TOTAL WRITTEN OPTION CONTRACTS				$82,617	$(3,395,560)	$(4,067)

See Notes to Financial Statements.
10	www.graniteshares.com

GraniteShares YieldBoost SMCI ETF	Schedule of Investments
June 30, 2026

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (60.57%)(a)
United States Treasury Bill
3.545%, 07/23/2026(a)	$3,000,000	$2,993,395
3.590%, 10/22/2026(a)	2,300,000	2,272,999

TOTAL GOVERNMENT BOND
(Cost 5,267,582)		5,266,394

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (8.68%)
Put Option Contracts (8.68%)
Defiance Daily Target 2X Long SMCI ETF:
StoneX Group Inc	07/01/2026	10.00	5,230	4,665,160	582,190
StoneX Group Inc	07/06/2026	7.43	1,630	1,453,960	35,221
StoneX Group Inc	07/02/2026	8.87	3,290	2,934,680	136,486
				9,053,800	753,897
TOTAL PURCHASED OPTION CONTRACTS
(Cost $468,110)				9,053,800	753,897

TOTAL INVESTMENTS (69.25%)
(Cost $5,735,692)					$6,020,291

OTHER ASSETS IN EXCESS OF LIABILITIES (30.75%)					2,673,630	(b)

NET ASSETS (100.00%)					$8,693,921

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (13.12%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 4)
Put Option Contracts - (13.12%)
Defiance Daily Target 2X Long SMCI ETF:
StoneX Group Inc	07/01/2026	$10.55	(5,230)	$390,553	$(4,665,160)	$(855,529)
StoneX Group Inc	07/06/2026	7.85	(1,630)	80,972	(1,453,960)	(52,727)
StoneX Group Inc	07/02/2026	9.37	(3,290)	166,724	(2,934,680)	(232,156)

TOTAL WRITTEN OPTION CONTRACTS				$638,249	$(9,053,800)	$(1,140,412)

See Notes to Financial Statements.
Annual Report | June 30, 2026	11

GraniteShares YieldBoost HOOD ETF	Schedule of Investments
June 30, 2026

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (86.80%)(a)
United States Treasury Bill
3.545%, 07/23/2026(a)	$5,000,000	$4,988,990
3.590%, 10/22/2026(a)	1,100,000	1,087,087

TOTAL GOVERNMENT BOND
(Cost 6,076,771)		6,076,077

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.55%)
Put Option Contracts (0.55%)
T-Rex 2X Long HOOD Daily Target ETF:
StoneX Group Inc	07/01/2026	25.78	1,873	5,648,968	7,492
StoneX Group Inc	07/02/2026	26.39	426	1,284,816	8,946
StoneX Group Inc	07/06/2026	28.01	246	741,936	21,402
				7,675,720	37,840
TOTAL PURCHASED OPTION CONTRACTS
(Cost $253,292)				7,675,720	37,840

TOTAL INVESTMENTS (87.34%)
(Cost $6,330,063)					$6,113,917

OTHER ASSETS IN EXCESS OF LIABILITIES (12.66%)					885,845	(b)

NET ASSETS (100.00%)					$6,999,762

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (1.10%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 4)
Put Option Contracts - (1.10%)
T-Rex 2X Long HOOD Daily Target ETF:
StoneX Group Inc	07/01/2026	$27.21	(1,873)	$289,142	$(5,648,968)	$(22,476)
StoneX Group Inc	07/02/2026	27.85	(426)	49,150	(1,284,816)	(18,744)
StoneX Group Inc	07/06/2026	29.56	(246)	35,270	(741,936)	(35,670)

TOTAL WRITTEN OPTION CONTRACTS				$373,562	$(7,675,720)	$(76,890)

See Notes to Financial Statements.
12	www.graniteshares.com

GraniteShares YieldBoost META ETF	Schedule of Investments
June 30, 2026

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (55.84%)(a)
United States Treasury Bill
3.545%, 07/23/2026(a)	$100,000	$99,780
3.590%, 10/22/2026(a)	100,000	98,826

TOTAL GOVERNMENT BOND
(Cost 198,657)		198,606

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.11%)
Put Option Contracts (0.11%)
GraniteShares 2x Long META Daily ETF:
StoneX Group Inc	07/02/2026	17.96	130	271,960	3
StoneX Group Inc	07/06/2026	18.81	50	104,600	378
				376,560	381
TOTAL PURCHASED OPTION CONTRACTS
(Cost $1,430)				376,560	381

TOTAL INVESTMENTS (55.95%)
(Cost $200,087)					$198,987

OTHER ASSETS IN EXCESS OF LIABILITIES (44.05%)					156,692	(b)

NET ASSETS (100.00%)					$355,679

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (0.38%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 4)
Put Option Contracts - (0.38%)
GraniteShares 2x Long META Daily ETF:
StoneX Group Inc	07/02/2026	$18.96	(130)	$3,065	$(271,960)	$(73)
StoneX Group Inc	07/06/2026	19.86	(50)	1,129	(104,600)	(1,263)

TOTAL WRITTEN OPTION CONTRACTS				$4,194	$(376,560)	$(1,336)

See Notes to Financial Statements.
Annual Report | June 30, 2026	13

GraniteShares YieldBoost BABA ETF	Schedule of Investments
June 30, 2026

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (88.99%)(a)
United States Treasury Bill
3.545%, 07/23/2026(a)	$400,000	$399,118
3.590%, 10/22/2026(a)	200,000	197,652

TOTAL GOVERNMENT BOND
(Cost 596,879)		596,770

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.33%)
Put Option Contracts (0.33%)
GraniteShares 2x Long BABA Daily ETF:
StoneX Group Inc	07/02/2026	12.17	320	443,520	155
StoneX Group Inc	07/01/2026	13.51	190	263,340	2,042
				706,860	2,197
TOTAL PURCHASED OPTION CONTRACTS
(Cost $6,233)				706,860	2,197

TOTAL INVESTMENTS (89.32%)
(Cost $603,112)					$598,967

OTHER ASSETS IN EXCESS OF LIABILITIES (10.68%)					71,622	(b)

NET ASSETS (100.00%)					$670,589

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (1.63%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 4)
Put Option Contracts - (1.63%)
GraniteShares 2x Long BABA Daily ETF:
StoneX Group Inc	07/02/2026	$12.84	(320)	$8,744	$(443,520)	$(1,377)
StoneX Group Inc	07/01/2026	14.26	(190)	5,382	(263,340)	(9,576)

TOTAL WRITTEN OPTION CONTRACTS				$14,126	$(706,860)	$(10,953)

See Notes to Financial Statements.
14	www.graniteshares.com

GraniteShares YieldBoost MARA ETF	Schedule of Investments
June 30, 2026

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (34.72%)(a)
United States Treasury Bill
3.545%, 07/23/2026(a)	$1,000,000	$997,798

TOTAL GOVERNMENT BOND
(Cost 997,833)		997,798

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.99%)
Put Option Contracts (0.99%)
GraniteShares 2x Long MARA Daily ETF:
StoneX Group Inc	07/01/2026	64.63	280	1,991,192	2,710
StoneX Group Inc	07/06/2026	65.77	100	711,140	19,028
StoneX Group Inc	07/02/2026	69.75	40	284,456	6,783
				2,986,788	28,521
TOTAL PURCHASED OPTION CONTRACTS
(Cost $158,381)				2,986,788	28,521

TOTAL INVESTMENTS (35.71%)
(Cost $1,156,214)					$1,026,319

OTHER ASSETS IN EXCESS OF LIABILITIES (64.29%)					1,847,539	(b)

NET ASSETS (100.00%)					$2,873,858

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (2.22%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 4)
Put Option Contracts - (2.22%)
GraniteShares 2x Long MARA Daily ETF:
StoneX Group Inc	07/01/2026	$68.22	(280)	$151,302	$(1,991,192)	$(16,163)
StoneX Group Inc	07/06/2026	69.43	(100)	50,437	(711,140)	(32,528)
StoneX Group Inc	07/02/2026	73.62	(40)	18,695	(284,456)	(15,132)

TOTAL WRITTEN OPTION CONTRACTS				$220,434	$(2,986,788)	$(63,823)

See Notes to Financial Statements.
Annual Report | June 30, 2026	15

GraniteShares YieldBoost IONQ ETF	Schedule of Investments
June 30, 2026

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (56.99%)(a)
United States Treasury Bill
3.545%, 07/23/2026(a)	$4,000,000	$3,991,194

TOTAL GOVERNMENT BOND
(Cost 3,991,335)		3,991,194

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.99%)
Put Option Contracts (0.99%)
GraniteShares 2x Long IONQ Daily ETF:
StoneX Group Inc	07/02/2026	20.93	1,540	4,168,780	4,427
StoneX Group Inc	07/06/2026	24.90	260	703,820	36,435
StoneX Group Inc	07/01/2026	25.04	1,100	2,977,700	28,408
				7,850,300	69,270
TOTAL PURCHASED OPTION CONTRACTS
(Cost $375,146)				7,850,300	69,270

TOTAL INVESTMENTS (57.98%)
(Cost $4,366,481)					$4,060,464

OTHER ASSETS IN EXCESS OF LIABILITIES (42.02%)					2,943,227	(b)

NET ASSETS (100.00%)					$7,003,691

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (2.01%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 4)
Put Option Contracts - (2.01%)
GraniteShares 2x Long IONQ Daily ETF:
StoneX Group Inc	07/02/2026	$22.10	(1,540)	$222,336	$(4,168,780)	$(12,429)
StoneX Group Inc	07/06/2026	26.29	(260)	48,197	(703,820)	(52,681)
StoneX Group Inc	07/01/2026	26.43	(1,100)	243,510	(2,977,700)	(75,659)

TOTAL WRITTEN OPTION CONTRACTS				$514,043	$(7,850,300)	$(140,769)

See Notes to Financial Statements.
16	www.graniteshares.com

GraniteShares YieldBOOST Semiconductor ETF	Schedule of Investments
June 30, 2026

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (30.02%)(a)
United States Treasury Bill
3.548%, 07/23/2026(a)	$14,000,000	$13,969,175
3.590%, 10/22/2026(a)	14,500,000	14,329,778

TOTAL GOVERNMENT BOND
(Cost 28,306,251)		28,298,953

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.87%)
Put Option Contracts (0.87%)
Direxion Daily Semiconductor Bull 3X ETF:
StoneX Group Inc	07/02/2026	194.04	610	16,269,310	49,745
StoneX Group Inc	07/01/2026	206.61	2,440	65,077,240	57,583
StoneX Group Inc	07/06/2026	212.87	1,230	32,805,330	720,557
				114,151,880	827,885
TOTAL PURCHASED OPTION CONTRACTS
(Cost $5,989,586)				114,151,880	827,885

TOTAL INVESTMENTS (30.90%)
(Cost $34,295,837)					$29,126,838

OTHER ASSETS IN EXCESS OF LIABILITIES (69.10%)					65,141,494	(b)

NET ASSETS (100.00%)					$94,268,332

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (1.28%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 4)
Put Option Contracts - (1.28%)
Direxion Daily Semiconductor Bull 3X ETF:
StoneX Group Inc	07/02/2026	$204.82	(610)	$1,000,000	$(16,269,310)	$(73,852)
StoneX Group Inc	07/01/2026	218.09	(2,440)	4,993,057	(65,077,240)	(124,827)
StoneX Group Inc	07/06/2026	224.69	(1,230)	1,920,454	(32,805,330)	(1,011,378)

TOTAL WRITTEN OPTION CONTRACTS				$7,913,511	$(114,151,880)	$(1,210,057)

See Notes to Financial Statements.
Annual Report | June 30, 2026	17

GraniteShares YieldBOOST Gold Miners ETF	Schedule of Investments
June 30, 2026

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (94.68%)(a)
United States Treasury Bill
3.545%, 07/23/2026(a)	$6,700,000	$6,685,248
3.590%, 10/22/2026(a)	300,000	296,478

TOTAL GOVERNMENT BOND
(Cost 6,982,104)		6,981,726

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.52%)
Put Option Contracts (0.52%)
Direxion Daily Gold Miners Index Bull 2X ETF:
StoneX Group Inc	07/01/2026	103.22	400	4,680,400	2,136
StoneX Group Inc	07/06/2026	106.21	130	1,521,130	18,717
StoneX Group Inc	07/02/2026	110.03	130	1,521,130	16,598
				7,722,660	37,451
TOTAL PURCHASED OPTION CONTRACTS
(Cost $124,111)				7,722,660	37,451

TOTAL INVESTMENTS (95.19%)
(Cost $7,106,215)					$7,019,177

OTHER ASSETS IN EXCESS OF LIABILITIES (4.81%)					354,712	(b)

NET ASSETS (100.00%)					$7,373,889

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (1.39%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 4)
Put Option Contracts - (1.39%)
Direxion Daily Gold Miners Index Bull 2X ETF:
StoneX Group Inc	07/01/2026	$108.96	(400)	$136,548	$(4,680,400)	$(16,311)
StoneX Group Inc	07/06/2026	112.11	(130)	38,399	(1,521,130)	(41,058)
StoneX Group Inc	07/02/2026	116.15	(130)	41,648	(1,521,130)	(44,974)

TOTAL WRITTEN OPTION CONTRACTS				$216,595	$(7,722,660)	$(102,343)

See Notes to Financial Statements.
18	www.graniteshares.com

GraniteShares YieldBOOST RGTI ETF	Schedule of Investments
June 30, 2026

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (40.93%)(a)
United States Treasury Bill
3.545%, 07/23/2026(a)	$1,000,000	$997,798
3.590%, 10/22/2026(a)	200,000	197,652

TOTAL GOVERNMENT BOND
(Cost 1,195,580)		1,195,450

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (1.23%)
Put Option Contracts (1.23%)
Defiance Daily Target 2X Long RGTI ETF:
StoneX Group Inc	07/02/2026	15.00	790	1,461,500	5,493
StoneX Group Inc	07/01/2026	15.18	240	444,000	336
StoneX Group Inc	07/06/2026	16.65	230	425,500	17,710
StoneX Group Inc	07/01/2026	17.25	510	943,500	12,177
				3,274,500	35,716
TOTAL PURCHASED OPTION CONTRACTS
(Cost $164,314)				3,274,500	35,716

TOTAL INVESTMENTS (42.16%)
(Cost $1,359,894)					$1,231,166

OTHER ASSETS IN EXCESS OF LIABILITIES (57.84%)					1,689,282	(b)

NET ASSETS (100.00%)					$2,920,448

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (2.36%)	Expiration	Strike		Premiums	Notional	Value
Counterparty	Date	Price	Contracts	Received	Value	(Note 4)
Put Option Contracts - (2.36%)
Defiance Daily Target 2X Long RGTI ETF:
StoneX Group Inc	07/02/2026	$15.84	(790)	$84,036	$(1,461,500)	$(12,480)
StoneX Group Inc	07/01/2026	16.03	(240)	28,650	(444,000)	(1,284)
StoneX Group Inc	07/06/2026	17.58	(230)	25,386	(425,500)	(25,760)
StoneX Group Inc	07/01/2026	18.21	(510)	85,871	(943,500)	(29,269)

TOTAL WRITTEN OPTION CONTRACTS				$223,943	$(3,274,500)	$(68,793)

See Notes to Financial Statements.
Annual Report | June 30, 2026	19

GraniteShares YieldBOOST QBTS ETF	Schedule of Investments
June 30, 2026

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (28.56%)(a)
United States Treasury Bill
3.554%, 07/23/2026(a)	$200,000	$199,560
3.590%, 10/22/2026(a)	600,000	592,956

TOTAL GOVERNMENT BOND
(Cost 792,804)		792,516

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (1.10%)
Put Option Contracts (1.10%)
Tradr 2X Long QBTS Daily ETF:
StoneX Group Inc	07/01/2026	12.06	1,170	1,752,660	651
StoneX Group Inc	07/02/2026	12.25	520	778,960	2,935
StoneX Group Inc	07/06/2026	13.30	430	644,140	26,987
				3,175,760	30,573
TOTAL PURCHASED OPTION CONTRACTS
(Cost $172,155)				3,175,760	30,573

TOTAL INVESTMENTS (29.66%)
(Cost $964,959)					$823,089

OTHER ASSETS IN EXCESS OF LIABILITIES (70.34%)					1,952,220	(b)

NET ASSETS (100.00%)					$2,775,309

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (1.73%)	Expiration	Strike		Premiums	Notional	Value
Counterparty	Date	Price	Contracts	Received	Value	(Note 4)
Put Option Contracts - (1.73%)
Tradr 2X Long QBTS Daily ETF:
StoneX Group Inc	07/01/2026	$12.73	(1,170)	$134,989	$(1,752,660)$	(2,749)
StoneX Group Inc	07/02/2026	12.93	(520)	46,111	(778,960)	(6,682)
StoneX Group Inc	07/06/2026	14.04	(430)	45,311	(644,140)	(38,609)

TOTAL WRITTEN OPTION CONTRACTS				$226,411	$(3,175,760)	$(48,040)

See Notes to Financial Statements.
20	www.graniteshares.com

GraniteShares YieldBOOST RIOT ETF	Schedule of Investments
June 30, 2026

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (54.65%)(a)
United States Treasury Bill
3.545%, 07/23/2026(a)	$2,000,000	$1,995,596

TOTAL GOVERNMENT BOND
(Cost 1,995,667)		1,995,596

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (2.01%)
Put Option Contracts (2.01%)
Defiance Daily Target 2X Long RIOT ETF:
StoneX Group Inc	07/06/2026	53.08	90	530,820	20,250
StoneX Group Inc	07/01/2026	54.00	400	2,359,200	18,541
StoneX Group Inc	07/02/2026	57.49	150	884,700	34,667
				3,774,720	73,458
TOTAL PURCHASED OPTION CONTRACTS
(Cost $192,689)				3,774,720	73,458

TOTAL INVESTMENTS (56.66%)
(Cost $2,188,356)					$2,069,054

OTHER ASSETS IN EXCESS OF LIABILITIES (43.34%)					1,582,663	(b)

NET ASSETS (100.00%)					$3,651,717

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (3.85%)	Expiration	Strike		Premiums	Notional	Value
Counterparty	Date	Price	Contracts	Received	Value	(Note 4)
Put Option Contracts - (3.85%)
Defiance Daily Target 2X Long RIOT ETF:
StoneX Group Inc	07/06/2026	$56.03	(90)	$29,913	$(530,820)	$(30,060)
StoneX Group Inc	07/01/2026	57.00	(400)	180,947	(2,359,200)	(50,434)
Stonex Group Inc	07/02/2026	60.69	(150)	57,506	(884,700)	(60,028)

TOTAL WRITTEN OPTION CONTRACTS				$268,366	$(3,774,720)	$(140,522)

See Notes to Financial Statements.
Annual Report | June 30, 2026	21

GraniteShares YieldBOOST HIMS ETF	Schedule of Investments
June 30, 2026

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (64.10%)(a)
United States Treasury Bill
3.545%, 07/23/2026(a)	$300,000	$299,339
3.590%, 10/22/2026(a)	200,000	197,652

TOTAL GOVERNMENT BOND
(Cost 497,097)		496,991

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.78%)
Put Option Contracts (0.78%)
Defiance Daily Target 2X Long HIMS ETF:
StoneX Group Inc	07/01/2026	39.76	110	536,647	213
StoneX Group Inc	07/06/2026	41.17	30	146,358	4,067
StoneX Group Inc	07/02/2026	42.52	40	195,145	1,767
				878,150	6,047
TOTAL PURCHASED OPTION CONTRACTS
(Cost $38,982)				878,150	6,047

TOTAL INVESTMENTS (64.87%)
(Cost $536,079)					$503,038

OTHER ASSETS IN EXCESS OF LIABILITIES (35.13%)					272,361	(b)

NET ASSETS (100.00%)					$775,399

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (1.40%)	Expiration	Strike		Premiums	Notional	Value
Counterparty	Date	Price	Contracts	Received	Value	(Note 4)
Put Option Contracts - (1.40%)
Defiance Daily Target 2X Long HIMS ETF:
StoneX Group Inc	07/01/2026	$41.97	(110)	$33,151	$(536,647)	$(973)
StoneX Group Inc	07/06/2026	43.45	(30)	9,101	(146,358)	(6,096)
StoneX Group Inc	07/02/2026	44.88	(40)	12,495	(195,145)	(3,784)

TOTAL WRITTEN OPTION CONTRACTS				$54,747	$(878,150)	$(10,853)

See Notes to Financial Statements.
22	www.graniteshares.com

GraniteShares YieldBOOST SINGLE STOCK UNIVERSE ETF	Schedule of Investments
June 30, 2026

Investments	Shares	Value
EXCHANGE TRADED FUNDS (99.26%)
GraniteShares YieldBOOST AMD ETF(a)	5,337	$84,485
GraniteShares YieldBOOST AMZN ETF(a)	5,550	84,527
GraniteShares YieldBOOST BABA ETF(a)	8,823	84,171
GraniteShares YieldBOOST COIN ETF(a)	4,723	84,872
GraniteShares YieldBOOST CRCL ETF(a)	4,322	84,711
GraniteShares YieldBOOST CRWV ETF(a)	4,218	84,697
GraniteShares YieldBOOST HIMS ETF(a)	12,062	84,675
GraniteShares YieldBOOST HOOD ETF(a)	14,950	84,318
GraniteShares YieldBOOST IONQ ETF(a)	10,294	84,720
GraniteShares YieldBOOST MARA ETF(a)	12,811	84,937
GraniteShares YieldBOOST META ETF(a)	7,150	84,227
GraniteShares YieldBOOST MSTR ETF(a)	4,392	84,722
GraniteShares YieldBOOST MU ETF(a)	3,554	84,976
GraniteShares YieldBOOST NVDA ETF(a)	6,663	84,620
GraniteShares YieldBOOST PLTR ETF(a)	9,577	84,278
GraniteShares YieldBOOST QBTS ETF(a)	10,414	85,707
GraniteShares YieldBOOST RGTI ETF(a)	10,765	85,474
GraniteShares YieldBOOST RIOT ETF(a)	7,195	85,045
GraniteShares YieldBOOST SMCI ETF(a)	11,818	84,144
GraniteShares YieldBOOST TSLA ETF(a)	3,618	84,625
GraniteShares YieldBOOST TSM ETF(a)	3,386	85,158
Total		1,779,089

TOTAL EXCHANGE TRADED FUNDS (Cost $2,284,578)		1,779,089

TOTAL INVESTMENTS (99.26%) (Cost $2,284,578)		$1,779,089

OTHER ASSETS IN EXCESS OF LIABILITIES (0.74%)		13,330

NET ASSETS (100.00%)		$1,792,419

(a)	Affiliated Company. See Note 5 in Notes to Financial Statements. Financials for the affiliated company can be found at www.sec.gov.

See Notes to Financial Statements.
Annual Report | June 30, 2026	23

GraniteShares YieldBOOST TOPYIELDERS ETF	Schedule of Investments
June 30, 2026

Investments	Shares	Value
EXCHANGE TRADED FUNDS (99.60%)
GraniteShares YieldBOOST COIN ETF(a)	17,426	$313,145
GraniteShares YieldBOOST HOOD ETF(a)	55,156	311,080
GraniteShares YieldBOOST IONQ ETF(a)	37,978	312,559
GraniteShares YieldBOOST MU ETF(a)	13,111	313,484
GraniteShares YieldBOOST QBTS ETF(a)	38,422	316,213
GraniteShares YieldBOOST RGTI ETF(a)	39,718	315,361
GraniteShares YieldBOOST RIOT ETF(a)	26,546	313,774
GraniteShares YieldBOOST SMCI ETF(a)	43,601	310,439
Total		2,506,055

TOTAL EXCHANGE TRADED FUNDS (Cost $2,748,712)		2,506,055

TOTAL INVESTMENTS (99.60%) (Cost $2,748,712)		$2,506,055

OTHER ASSETS IN EXCESS OF LIABILITIES (0.40%)		10,112

NET ASSETS (100.00%)		$2,516,167

(a)	Affiliated Company. See Note 5 in Notes to Financial Statements. Financials for the affiliated company can be found at www.sec.gov.

See Notes to Financial Statements.
24	www.graniteshares.com

GraniteShares YieldBOOST MU ETF	Schedule of Investments
June 30, 2026

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (30.35%)(a)
United States Treasury Bill
3.575%, 07/23/2026(a)	$400,000	$399,119
3.683%, 10/22/2026(a)	5,000,000	4,941,303

TOTAL GOVERNMENT BOND
(Cost 5,341,328)		5,340,422

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (1.85%)
Put Option Contracts (1.85%)
GraniteShares 2x Long MU Daily ETF:
StoneX Group Inc	07/01/2026	28.08	2,750	10,125,500	1,044
StoneX Group Inc	07/02/2026	31.73	970	3,571,540	34,346
StoneX Group Inc	07/06/2026	32.71	1,290	4,749,780	217,554
StoneX Group Inc	07/06/2026	33.14	270	994,140	33,750
StoneX Group Inc	07/01/2026	37.10	250	920,500	39,271
				20,361,460	325,965
TOTAL PURCHASED OPTION CONTRACTS
(Cost $1,234,521)				20,361,460	325,965

TOTAL INVESTMENTS (32.21%)
(Cost $6,575,849)					$5,666,387

OTHER ASSETS IN EXCESS OF LIABILITIES (67.79%)					11,928,198	(b)

NET ASSETS (100.00%)					$17,594,585

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (2.87%)	Expiration	Strike		Premiums	Notional	Value
Counterparty	Date	Price	Contracts	Received	Value	(Note 4)
Put Option Contracts - (2.87%)
GraniteShares 2x Long MU Daily ETF:
StoneX Group Inc	07/01/2026	$29.64	(2,750)	$1,003,771	$(10,125,500)	$(4,968)
StoneX Group Inc	07/02/2026	33.50	(970)	196,302	(3,571,540)	(69,737)
StoneX Group Inc	07/06/2026	34.52	(1,290)	286,860	(4,749,780)	(307,428)
StoneX Group Inc	07/06/2026	34.98	(270)	49,781	(994,140)	(50,220)
StoneX Group Inc	07/01/2026	39.16	(250)	73,362	(920,500)	(73,067)

TOTAL WRITTEN OPTION CONTRACTS				$1,610,076	$(20,361,460)	$(505,420)

See Notes to Financial Statements.
Annual Report | June 30, 2026	25

GraniteShares YieldBOOST TSM ETF	Schedule of Investments
June 30, 2026

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (39.90%)(a)
United States Treasury Bill
3.575%, 07/23/2026(a)	$400,000	$399,119

TOTAL GOVERNMENT BOND
(Cost 399,126)		399,119

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.64%)
Put Option Contracts (0.64%)
GraniteShares 2x Long TSM Daily ETF:
StoneX Group Inc	07/06/2026	75.48	120	1,106,492	6,364
				1,106,492	6,364
TOTAL PURCHASED OPTION CONTRACTS
(Cost $14,715)				1,106,492	6,364

TOTAL INVESTMENTS (40.53%)
(Cost $413,841)					$405,483

OTHER ASSETS IN EXCESS OF LIABILITIES (59.47%)					594,884	(b)

NET ASSETS (100.00%)					$1,000,367

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (1.26%)	Expiration	Strike		Premiums	Notional		Value
Counterparty	Date	Price	Contracts	Received	Value		(Note 4)
Put Option Contracts - (1.26%)
GraniteShares 2x Long TSM Daily ETF:
StoneX Group Inc	07/06/2026	$79.68	(120)	$27,525	$(1,106,492	)$	(12,624)

TOTAL WRITTEN OPTION CONTRACTS				$27,525	$(1,106,492)		$(12,624)

See Notes to Financial Statements.
26	www.graniteshares.com

GraniteShares YieldBOOST CRWV ETF	Schedule of Investments
June 30, 2026

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (66.28%)(a)
United States Treasury Bill
3.575%, 07/23/2026(a)	$400,000	$399,118

TOTAL GOVERNMENT BOND
(Cost 399,126)		399,118

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (2.68%)
Put Option Contracts (2.68%)
Tradr 2X Long CRWV Daily ETF:
StoneX Group Inc	07/06/2026	21.92	260	683,280	16,123
				683,280	16,123
TOTAL PURCHASED OPTION CONTRACTS
(Cost $27,202)				683,280	16,123

TOTAL INVESTMENTS (68.96%)
(Cost $426,328)					$415,241

OTHER ASSETS IN EXCESS OF LIABILITIES (31.04%)					186,932	(b)

NET ASSETS (100.00%)					$602,173

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (4.07%)

	Expiration	Strike		Premiums	Notional	Value
Counterparty	Date	Price	Contracts	Received	Value	(Note 4)
Put Option Contracts - (4.07%)
Tradr 2X Long CRWV Daily ETF:
StoneX Group Inc	07/06/2026	$23.13	(260)	$37,798	$(683,280)	$(24,519)

TOTAL WRITTEN OPTION CONTRACTS				$37,798	$(683,280)	$(24,519)

See Notes to Financial Statements.
Annual Report | June 30, 2026	27

GraniteShares YieldBOOST CRCL ETF	Schedule of Investments
June 30, 2026

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (40.44%)(a)
United States Treasury Bill
3.590%, 10/22/2026(a)	$400,000	$395,304

TOTAL GOVERNMENT BOND
(Cost 395,518)		395,304

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (28.45%)
Put Option Contracts (28.45%)
ProShares Ultra CRCL ETF::
StoneX Group Inc	07/06/2026	17.72	560	717,360	278,129
				717,360	278,129
TOTAL PURCHASED OPTION CONTRACTS
(Cost $43,861)				717,360	278,129

TOTAL INVESTMENTS (68.89%)
(Cost $439,379)					$673,433

OTHER ASSETS IN EXCESS OF LIABILITIES (31.11%)					304,126	(b)

NET ASSETS (100.00%)					$977,559

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (33.89%)

	Expiration	Strike		Premiums	Notional	Value
Counterparty	Date	Price	Contracts	Received	Value	(Note 4)
Put Option Contracts - (33.89%)
ProShares Ultra CRCL ETF:
StoneX Group Inc	07/06/2026	$18.71	(560)	$62,930	$(717,360)	$(331,271)

TOTAL WRITTEN OPTION CONTRACTS				$62,930	$(717,360)	$(331,271)

See Notes to Financial Statements.
28	www.graniteshares.com

GraniteShares YieldBOOST Ether ETF	Schedule of Investments
June 30, 2026

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (66.63%)(a)
United States Treasury Bill
3.590%, 10/22/2026(a)	$400,000	$395,304

TOTAL GOVERNMENT BOND
(Cost 395,518)		395,304

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (3.97%)
Put Option Contracts (3.97%)
Volatility Shares 2x Ether ETF:
StoneX Group Inc	07/06/2026	10.87	520	593,320	23,579
				593,320	23,579
TOTAL PURCHASED OPTION CONTRACTS
(Cost $13,870)				593,320	23,579

TOTAL INVESTMENTS (70.61%)
(Cost $409,388)					$418,883

OTHER ASSETS IN EXCESS OF LIABILITIES (29.39%)					174,351	(b)

NET ASSETS (100.00%)					$593,234

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (6.46%)

	Expiration	Strike		Premiums	Notional	Value
Counterparty	Date	Price	Contracts	Received	Value	(Note 4)
Put Option Contracts - (6.46%)
Volatility Shares 2x Ether ETF:
StoneX Group Inc	07/06/2026	$11.48	(520)	$20,970	$(593,320)	$(38,338)

TOTAL WRITTEN OPTION CONTRACTS				$20,970	$(593,320)	$(38,338)

See Notes to Financial Statements.
Annual Report | June 30, 2026	29

GraniteShares YieldBOOST Biotech ETF	Schedule of Investments
June 30, 2026

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (57.03%)(a)
United States Treasury Bill
3.595%, 10/22/2026(a)	$400,000	$395,304

TOTAL GOVERNMENT BOND
(Cost 395,485)		395,304

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (1.56%)
Put Option Contracts (1.56%)
Direxion Daily S&P Biotech Bull 3X ETF:
StoneX Group Inc	07/06/2026	262.51	30	876,300	10,785
				876,300	10,785
TOTAL PURCHASED OPTION CONTRACTS
(Cost $13,519)				876,300	10,785

TOTAL INVESTMENTS (58.58%)
(Cost $409,004)					$406,089

OTHER ASSETS IN EXCESS OF LIABILITIES (41.42%)					287,143	(b)

NET ASSETS (100.00%)					$693,232

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (3.20%)

	Expiration	Strike		Premiums	Notional	Value
Counterparty	Date	Price	Contracts	Received	Value	(Note 4)
Put Option Contracts - (3.20%)
Direxion Daily S&P Biotech Bull 3X ETF:
StoneX Group Inc	07/06/2026	$277.10	(30)	$26,201	$(876,300)	$(22,172)

TOTAL WRITTEN OPTION CONTRACTS				$26,201	$(876,300)	$(22,172)

See Notes to Financial Statements.
30	www.graniteshares.com

GraniteShares YieldBOOST Financials ETF	Schedule of Investments
June 30, 2026

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (52.22%)(a)
United States Treasury Bill
3.595%, 10/22/2026(a)	$400,000	$395,304

TOTAL GOVERNMENT BOND
(Cost 395,486)		395,304

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.22%)
Put Option Contracts (0.22%)
Direxion Daily Financial Bull 3X ETF:
StoneX Group Inc	07/06/2026	133.31	50	735,900	1,656
				735,900	1,656
TOTAL PURCHASED OPTION CONTRACTS
(Cost $1,384)				735,900	1,656

TOTAL INVESTMENTS (52.44%)
(Cost $396,870)					$396,960

OTHER ASSETS IN EXCESS OF LIABILITIES (47.56%)					360,041	(b)

NET ASSETS (100.00%)					$757,001

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (0.80%)

	Expiration	Strike		Premiums	Notional	Value
Counterparty	Date	Price	Contracts	Received	Value	(Note 4)
Put Option Contracts - (0.80%)
Direxion Daily Financial Bull 3X ETF:
StoneX Group Inc	07/06/2026	$140.71	(50)	$4,584	$(735,900)	$(6,008)

TOTAL WRITTEN OPTION CONTRACTS				$4,584	$(735,900)	$(6,008)

See Notes to Financial Statements.
Annual Report | June 30, 2026	31

GraniteShares YieldBOOST Technology ETF	Schedule of Investments
June 30, 2026

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (57.70%)(a)
United States Treasury Bill
3.595%, 10/22/2026(a)	$400,000	$395,304

TOTAL GOVERNMENT BOND
(Cost 395,485)		395,304

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.82%)
Put Option Contracts (0.82%)
Direxion Daily Technology Bull 3X ETF:
StoneX Group Inc	07/06/2026	192.43	30	692,280	5,599
				692,280	5,599
TOTAL PURCHASED OPTION CONTRACTS
(Cost $12,949)				692,280	5,599

TOTAL INVESTMENTS (58.52%)
(Cost $408,434)					$400,903

OTHER ASSETS IN EXCESS OF LIABILITIES (41.48%)					284,208	(b)

NET ASSETS (100.00%)					$685,111

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (1.46%)

	Expiration	Strike		Premiums	Notional	Value
Counterparty	Date	Price	Contracts	Received	Value	(Note 4)
Put Option Contracts - (1.46%)
Direxion Daily Technology Bull 3X ETF:
StoneX Group Inc	07/06/2026	$203.12	(30)	$20,981$	(692,280)	$(9,955)

TOTAL WRITTEN OPTION CONTRACTS				$20,981	$(692,280)	$(9,955)

See Notes to Financial Statements.
32	www.graniteshares.com

GraniteShares YieldBOOST 20Y+ Treasuries ETF	Schedule of Investments
June 30, 2026

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATION (53.98%)(a)
United States Treasury Bill
3.595%, 10/22/2026(a)	$400,000	$395,304

TOTAL GOVERNMENT BOND
(Cost 395,486)		395,304

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
PURCHASED OPTION CONTRACTS - (0.06%)
Put Option Contracts (0.06%)
Direxion Daily 20+ Year Treasury Bull 3X ETF:
StoneX Group Inc	07/06/2026	33.08	210	746,550	419
				746,550	419
TOTAL PURCHASED OPTION CONTRACTS
(Cost $257)				746,550	419

TOTAL INVESTMENTS (54.04%)
(Cost $395,743)					$395,723

OTHER ASSETS IN EXCESS OF LIABILITIES (45.96%)					336,578	(b)

NET ASSETS (100.00%)					$732,301

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for written option contracts.

WRITTEN OPTION CONTRACTS (0.62%)

	Expiration	Strike		Premiums	Notional	Value
Counterparty	Date	Price	Contracts	Received	Value	(Note 4)
Put Option Contracts - (0.62%)
Direxion Daily 20+ Year Treasury Bull 3X ETF:
StoneX Group Inc	07/06/2026	$34.91	(210)	$793$	(746,550)	$(4,563)

TOTAL WRITTEN OPTION CONTRACTS				$793	$(746,550)	$(4,563)

See Notes to Financial Statements.
Annual Report | June 30, 2026	33

GraniteShares ETF Trust	Statements of Assets and Liabilities
June 30, 2026

	GraniteShares		GraniteShares	GraniteShares	GraniteShares	GraniteShares
	YieldBOOST		YieldBOOST	YieldBOOST	YieldBOOST	YieldBOOST
	TSLA ETF		QQQ ETF	SPY ETF	NVDA ETF	Bitcoin ETF
ASSETS:
Investments at cost	$66,171,814		$3,013,525	$6,317,194	$17,229,466	$9,571,054
Investments at value	$65,456,529		$2,890,688	$6,268,383	$16,967,897	$9,428,825
Cash	13,186,176		4,028,920	4,198,249	18,870,241	2,923,021
Cash collateral held for open Options contracts	873,755		903,743	1,650,805	4,954,749	–
Other assets	1,523		411	391	1,888	400
Total Assets	79,517,983		7,823,762	12,117,828	40,794,775	12,352,246

LIABILITIES:
Written options, at value (premiums received $1,940,729, $208,197, $125,636, $661,077 and $362,838)	729,841		10,402	8,886	146,196	265,870
Administration payable	14,135		1,615	2,093	4,208	3,302
Payable for accounting and legal	10,412		8,523	8,651	9,431	8,641
Payable to custodian	1,455		991	964	1,004	987
Payable for trustee fees	211		211	211	211	211
Payable for transfer agency	973		903	861	875	889
Payable for capital shares redeemed	–		1,169,080	–	1,272,362	–
Advisory fees payable	70,788		4,414	9,205	37,806	7,298
Due to Counterparty	–		–	–	–	484,904
Other accrued payables	18,525		2,473	2,869	5,122	3,379
Total Liabilities	846,340		1,198,612	33,740	1,477,215	775,481
Commitments and contingencies (Note 6)
NET ASSETS	$78,671,643		$6,625,150	$12,084,088	$39,317,560	$11,576,765

NET ASSETS CONSIST OF:
Paid-in capital	$118,883,327		$6,684,937	$12,016,150	$39,081,211	$36,083,222
Total distributable earnings/(losses)	(40,211,684)		(59,787)	67,938	236,349	(24,506,457)
NET ASSETS	$78,671,643		$6,625,150	$12,084,088	$39,317,560	$11,576,765

Shares outstanding	3,363,721	(a)	510,001	810,001	3,090,001	2,090,001
Net Asset Value per share	$23.39	(a)	$12.99	$14.92	$12.72	$5.54

(a) The Fund had a 1 for 8 reverse stock split after the close of business June 1, 2026. See Note 1 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.
34	www.graniteshares.com

GraniteShares ETF Trust	Statements of Assets and Liabilities
June 30, 2026

	GraniteShares		GraniteShares	GraniteShares	GraniteShares		GraniteShares
	YieldBOOST		YieldBOOST	YieldBOOST	YieldBOOST		YieldBOOST
	COIN ETF		AMD ETF	AMZN ETF	MSTR ETF		PLTR ETF
ASSETS:
Investments at cost	$17,479,610		$3,325,462	$1,307,188	$1,377,102		$3,030,805
Investments at value	$17,195,746		$3,006,675	$1,290,635	$1,395,414		$2,984,425
Cash	5,252,417		4,436,741	1,994,604	512,117		423,244
Cash collateral held for open Options contracts	–		1,781,599	87,562	–		–
Due from advisor	–		–	–	981		–
Other assets	555		385	166	46		45
Total Assets	22,448,718		9,225,400	3,372,967	1,908,558		3,407,714

LIABILITIES:
Written options, at value (premiums received $896,130, $496,549, $46,919, $110,408 and $82,617)	745,150		24,173	4,527	164,465		4,067
Administration payable	5,363		1,153	714	856		1,122
Payable for accounting and legal	8,478		8,535	8,406	8,160		8,409
Payable to custodian	941		862	890	920		882
Payable for trustee fees	211		211	211	211		211
Payable for transfer agency	833		833	861	861		833
Payable for capital shares redeemed	–		–	152,515	–		–
Advisory fees payable	19,722		3,592	1,069	–		138
Due to Counterparty	552,508		–	–	91,595		291,929
Other accrued payables	7,895		1,191	785	883		1,045
Total Liabilities	1,341,101		40,550	169,978	267,951		308,636
Commitments and contingencies (Note 6)
NET ASSETS	$21,107,617		$9,184,850	$3,202,989	$1,640,607		$3,099,078

NET ASSETS CONSIST OF:
Paid-in capital	$86,763,358		$9,031,260	$3,514,211	$4,215,045		$5,549,248
Total distributable earnings/(losses)	(65,655,741)		153,590	(311,222)	(2,574,438)		(2,450,170)
NET ASSETS	$21,107,617		$9,184,850	$3,202,989	$1,640,607		$3,099,078

Shares outstanding	1,169,979	(a)	580,001	210,001	84,982	(a)	350,001
Net Asset Value per share	$18.04	(a)	$15.84	$15.25	$19.31	(a)	$8.85

(a) The Fund had a 1 for 6 reverse stock split after the close of business June 1, 2026. See Note 1 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.
Annual Report | June 30, 2026	35

GraniteShares ETF Trust	Statements of Assets and Liabilities
June 30, 2026

	GraniteShares	GraniteShares	GraniteShares	GraniteShares	GraniteShares
	YieldBOOST	YieldBOOST	YieldBOOST	YieldBOOST	YieldBOOST
	SMCI ETF	HOOD ETF	META ETF	BABA ETF	MARA ETF
ASSETS:
Investments at cost	$5,735,692	$6,330,063	$200,087	$603,112	$1,156,214
Investments at value	$6,020,291	$6,113,917	$198,987	$598,967	$1,026,319
Cash	3,570,770	1,170,874	181,258	160,044	1,628,129
Cash collateral held for open Options contracts	261,976	208,185	–	–	293,943
Due from advisor	–	–	2,356	2,157	1,215
Other assets	311	127	15	14	137
Total Assets	9,853,348	7,493,103	382,616	761,182	2,949,743

LIABILITIES:
Written options, at value (premiums received $638,249, $373,562, $4,194, $14,126 and $220,434)	1,140,412	76,890	1,336	10,953	63,823
Administration payable	1,301	1,991	480	575	850
Payable for accounting and legal	8,542	8,516	8,328	8,336	8,384
Payable to custodian	985	904	831	874	890
Payable for trustee fees	211	211	211	211	211
Payable for transfer agency	875	861	833	833	833
Payable for capital shares redeemed	–	398,392	–	–	–
Advisory fees payable	4,889	2,776	–	–	–
Due to Counterparty	–	–	13,783	67,629	–
Other accrued payables	2,212	2,800	1,135	1,182	894
Total Liabilities	1,159,427	493,341	26,937	90,593	75,885
Commitments and contingencies (Note 6)
NET ASSETS	$8,693,921	$6,999,762	$355,679	$670,589	$2,873,858

NET ASSETS CONSIST OF:
Paid-in capital	$13,786,374	$19,584,518	$588,470	$1,080,950	$4,531,248
Total distributable (losses)	(5,092,453)	(12,584,756)	(232,791)	(410,361)	(1,657,390)
NET ASSETS	$8,693,921	$6,999,762	$355,679	$670,589	$2,873,858

Shares outstanding	1,220,001	1,230,001	30,001	70,001	430,001
Net Asset Value per share	$7.13	$5.69	$11.86	$9.58	$6.68

See Notes to Financial Statements.
36	www.graniteshares.com

GraniteShares ETF Trust	Statements of Assets and Liabilities
June 30, 2026

	GraniteShares	GraniteShares YieldBOOST	GraniteShares YieldBOOST	GraniteShares	GraniteShares
	YieldBOOST	Semiconductor	Gold Miners	YieldBOOST	YieldBOOST
	IONQ ETF	ETF	ETF	RGTI ETF	QBTS ETF
ASSETS:
Investments at cost	$4,366,481	$34,295,837	$7,106,215	$1,359,894	$964,959
Investments at value	$4,060,464	$29,126,838	$7,019,177	$1,231,166	$823,089
Cash	2,521,116	44,420,846	753,572	1,342,114	1,922,468
Cash collateral held for open Options contracts	578,057	22,029,896	–	31,181	87,794
Due from advisor	–	–	–	1,497	1,306
Receivable for shares sold	–	–	–	394,639	–
Other assets	215	3,665	107	111	159
Total Assets	7,159,852	95,581,245	7,772,856	3,000,708	2,834,816

LIABILITIES:
Written options, at value (premiums received $514,043, $7,913,511, $216,595, $223,943 and $226,411)	140,769	1,210,057	102,343	68,793	48,040
Administration payable	1,080	1,602	935	604	587
Payable for accounting and legal	8,487	10,731	8,542	8,162	8,164
Payable to custodian	870	1,165	953	876	900
Payable for trustee fees	211	211	211	211	211
Payable for transfer agency	833	1,015	889	833	847
Advisory fees payable	2,714	82,090	5,283	–	–
Due to Counterparty	–	–	278,389	–	–
Other accrued payables	1,197	6,042	1,422	781	758
Total Liabilities	156,161	1,312,913	398,967	80,260	59,507
Commitments and contingencies (Note 6)
NET ASSETS	$7,003,691	$94,268,332	$7,373,889	$2,920,448	$2,775,309

NET ASSETS CONSIST OF:
Paid-in capital	$9,892,526	$92,733,878	$9,577,766	$3,892,447	$3,395,235
Total distributable earnings/(losses)	(2,888,835)	1,534,454	(2,203,877)	(971,999)	(619,926)
NET ASSETS	$7,003,691	$94,268,332	$7,373,889	$2,920,448	$2,775,309

Shares outstanding	850,001	5,940,001	540,001	370,001	340,001
Net Asset Value per share	$8.24	$15.87	$13.66	$7.89	$8.16

See Notes to Financial Statements.
Annual Report | June 30, 2026	37

GraniteShares ETF Trust	Statements of Assets and Liabilities
June 30, 2026

	GraniteShares	GraniteShares	GraniteShares YieldBOOST	GraniteShares YieldBOOST	GraniteShares
	YieldBOOST	YieldBOOST	Single Stock	TopYielders	YieldBOOST
	RIOT ETF	HIMS ETF	Universe ETF	ETF	MUETF
ASSETS:
Investments at cost	$2,188,356	$536,079	$–	$–	$6,575,849
Investments in affiliates, at cost	–	–	2,284,578	2,748,712	–
Investments at value	$2,069,054	$503,038	$–	$–	$5,666,387
Investments in affiliates, at value	–	–	1,779,089	2,506,055	–
Cash	671,863	212,460	59,277	84,986	10,651,746
Cash collateral held for open Options contracts	591,429	79,017	–	–	847,427
Due from advisor	359	3,003	4,712	3,517	–
Receivable for investments sold	–	–	316,509	1,214,884	–
Receivable for shares sold	471,181	–	–	–	951,010
Other assets	55	18	1,046	1,462	879
Total Assets	3,803,941	797,536	2,160,633	3,810,904	18,117,449

LIABILITIES:
Written options, at value (premiums received $268,366, $54,747, $–, $– and $1,610,076)	140,522	10,853	–	–	505,420
Distribution payable	–	–	17,242	25,528	–
Administration payable	720	558	540	706	714
Payable for accounting and legal	8,194	8,127	8,220	8,182	8,108
Payable to custodian	855	863	825	795	1,170
Payable for investments purchased	–	–	339,620	1,257,500	–
Payable for trustee fees	211	211	211	214	211
Payable for transfer agency	847	833	833	1,000	1,356
Advisory fees payable	–	–	–	–	5,053
Other accrued payables	875	692	723	812	832
Total Liabilities	152,224	22,137	368,214	1,294,737	522,864
Commitments and contingencies (Note 6)
NET ASSETS	$3,651,717	$775,399	$1,792,419	$2,516,167	$17,594,585

NET ASSETS CONSIST OF:
Paid-in capital	$3,792,420	$1,496,249	$2,542,205	$3,868,201	$17,399,391
Total distributable earnings/(losses)	(140,703)	(720,850)	(749,786)	(1,352,034)	195,194
NET ASSETS	$3,651,717	$775,399	$1,792,419	$2,516,167	$17,594,585

Shares outstanding	310,001	110,001	130,001	200,001	740,001
Net Asset Value per share	$11.78	$7.05	$13.79	$12.58	$23.78

See Notes to Financial Statements.
38	www.graniteshares.com

GraniteShares ETF Trust	Statements of Assets and Liabilities
June 30, 2026

	GraniteShares	GraniteShares	GraniteShares	GraniteShares	GraniteShares
	YieldBOOST	YieldBOOST	YieldBOOST	YieldBOOST	YieldBOOST
	TSM ETF	CRWV ETF	CRCL ETF	Ether ETF	Biotech ETF
ASSETS:
Investments at cost	$413,841	$426,328	$439,379	$409,388	$409,004
Investments at value	$405,483	$415,241	$673,433	$418,883	$406,089
Cash	457,766	203,930	665,841	262,014	274,660
Cash collateral held for open Options contracts	156,178	13,569	–	–	38,774
Due from advisor	5,306	5,457	6,825	7,289	7,495
Other assets	38	17	55	22	23
Total Assets	1,024,771	638,214	1,346,154	688,208	727,041

LIABILITIES:
Written options, at value (premiums received $27,525, $37,798, $62,930, $20,970 and $26,201)	12,624	24,519	331,271	38,338	22,172
Administration payable	714	714	714	714	714
Payable for accounting and legal	7,797	7,957	7,951	7,943	7,941
Payable to custodian	1,170	703	801	801	767
Payable for trustee fees	211	211	211	211	211
Payable for transfer agency	833	833	833	1,005	900
Due to Counterparty	–	–	25,708	44,856	–
Other accrued payables	1,055	1,104	1,106	1,106	1,104
Total Liabilities	24,404	36,041	368,595	94,974	33,809
Commitments and contingencies (Note 6)
NET ASSETS	$1,000,367	$602,173	$977,559	$593,234	$693,232

NET ASSETS CONSIST OF:
Paid-in capital	$993,825	$627,003	$1,056,618	$683,027	$692,119
Total distributable earnings/(losses)	6,542	(24,830)	(79,059)	(89,793)	1,113
NET ASSETS	$1,000,367	$602,173	$977,559	$593,234	$693,232

Shares outstanding	40,001	30,001	50,001	30,001	30,001
Net Asset Value per share	$25.01	$20.07	$19.55	$19.77	$23.11

See Notes to Financial Statements.
Annual Report | June 30, 2026	39

GraniteShares ETF Trust	Statements of Assets and Liabilities
June 30, 2026

			GraniteShares
	GraniteShares	GraniteShares	YieldBOOST
	YieldBOOST	YieldBOOST	20Y+ Treasuries
	Financials ETF	Technology ETF	ETF
ASSETS:
Investments at cost	$396,870	$408,434	$395,743
Investments at value	$396,960	$400,903	$395,723
Cash	330,986	304,391	333,134
Cash collateral held for open Options contracts	39,237	–	12,160
Due from advisor	7,442	7,485	7,390
Other assets	27	25	27
Total Assets	774,652	712,804	748,434

LIABILITIES:
Written options, at value (premiums received $4,584, $20,981 and $793)	6,008	9,955	4,563
Administration payable	714	714	714
Payable for accounting and legal	7,981	7,980	7,942
Payable to custodian	767	767	767
Payable for trustee fees	244	244	211
Payable for transfer agency	833	833	833
Due to Counterparty	–	6,097	–
Other accrued payables	1,104	1,103	1,103
Total Liabilities	17,651	27,693	16,133
Commitments and contingencies (Note 6)
NET ASSETS	$757,001	$685,111	$732,301

NET ASSETS CONSIST OF:
Paid-in capital	$750,025	$695,744	$744,467
Total distributable earnings/(losses)	6,976	(10,633)	(12,166)
NET ASSETS	$757,001	$685,111	$732,301

Shares outstanding	30,001	30,001	30,001
Net Asset Value per share	$25.23	$22.84	$24.41

See Notes to Financial Statements.
40	www.graniteshares.com

GraniteShares ETF Trust	Statements of Operations
For the Period Ended June 30, 2026

	GraniteShares YieldBOOST TSLA ETF	GraniteShares YieldBOOST QQQ ETF	GraniteShares YieldBOOST SPY ETF	GraniteShares YieldBOOST NVDA ETF	GraniteShares YieldBOOST Bitcoin ETF
INVESTMENT INCOME:
Interest	$7,355,906	$304,356	$552,952	$2,525,597	$1,260,891
Total Investment Income	7,355,906	304,356	552,952	2,525,597	1,260,891

EXPENSES:
Advisory fees	2,080,320	90,211	167,771	720,848	327,457
Administration fees	53,461	5,330	6,904	16,208	13,608
Transfer agency	6,508	7,034	6,866	6,345	6,093
Trustee fees	840	1,090	1,090	1,090	1,090
Custody fees	6,892	2,721	2,613	4,360	3,617
Accounting and legal	77,879	17,842	20,252	37,284	25,151
Recoupment of previously waived fees	35,818	–	819	17,542	12,812
Other expenses	29,447	12,555	11,947	14,333	12,551
Total Expenses	2,291,165	136,783	218,262	818,010	402,379
Less waiver fees (Note 6)	–	(28,360)	(19,904)	–	(16,306)
Fees Paid Indirectly (Note 6)	(37,850)	(4,100)	(4,100)	(10,700)	(7,100)
Net Expenses	2,253,315	104,323	194,258	807,310	378,973
NET INVESTMENT INCOME	5,102,591	200,033	358,694	1,718,287	881,918

REALIZED GAIN/(LOSS) ON:
Investments	(126,482,093)	(3,235,678)	(4,682,768)	(31,316,269)	5,287,548
Written option Contracts	85,936,620	3,100,933	6,122,395	35,495,384	(29,748,744)
Total Net realized gain/(loss)	(40,545,473)	(134,745)	1,439,627	4,179,115	(24,461,196)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
Investments	(695,374)	(116,656)	(42,935)	(233,332)	(116,461)
Written option Contracts	1,578,965	161,521	86,186	440,825	43,568
Total net change in unrealized appreciation/(depreciation)	883,591	44,865	43,251	207,493	(72,893)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(34,559,291)	$110,153	$1,841,572	$6,104,895	$(23,652,171)

See Notes to Financial Statements.
Annual Report | June 30, 2026	41

GraniteShares ETF Trust	Statements of Operations
For the Period Ended June 30, 2026

	GraniteShares	GraniteShares	GraniteShares	GraniteShares	GraniteShares
	YieldBOOST	YieldBOOST	YieldBOOST	YieldBOOST	YieldBOOST
	COIN ETF*	AMD ETF†	AMZN ETF†	MSTR ETF‡	PLTR ETF‡
INVESTMENT INCOME:

Interest	$2,088,235	$245,086	$64,954	$60,861	$156,158
Total Investment Income	2,088,235	245,086	64,954	60,861	156,158

EXPENSES:
Advisory fees	555,662	74,740	19,359	16,991	44,274
Administration fees	12,390	2,438	1,567	1,770	2,334
Transfer agency	5,608	4,356	4,223	4,155	4,064
Trustee fees	1,090	1,090	1,090	1,090	1,090
Custody fees	4,328	1,847	1,551	1,827	1,698
Accounting and legal	33,062	16,650	14,948	14,735	15,575
Other expenses	20,851	12,346	11,938	12,028	12,188
Total Expenses	632,991	113,467	54,676	52,596	81,223
Less waiver fees (Note 6)	–	(23,911)	(31,324)	(30,194)	(28,418)
Fees Paid Indirectly (Note 6)	(12,900)	(3,300)	(900)	(2,800)	(1,900)
Net Expenses	620,091	86,256	22,452	19,602	50,905
NET INVESTMENT INCOME	1,468,144	158,830	42,502	41,259	105,253

REALIZED GAIN/(LOSS) ON:
Investments	5,633,904	(675,692)	(298,609)	1,005,206	754,280
Written option Contracts	(71,156,761)	2,050,583	(38,451)	(3,543,899)	(3,236,620)
Total Net realized gain/(loss)	(65,522,857)	1,374,891	(337,060)	(2,538,693)	(2,482,340)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
Investments	(283,864)	(318,787)	(16,553)	18,312	(46,380)
Written option Contracts	150,980	472,377	42,391	(54,057)	78,550
Total net change in unrealized appreciation/(depreciation)	(132,884)	153,590	25,838	(35,745)	32,170
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(64,187,597)	$1,687,311	$(268,720)	$(2,533,179)	$(2,344,917)

*	Commenced operations on July 28, 2025.
†	Commenced operations on September 15, 2025.
‡	Commenced operations on September 22, 2025.

See Notes to Financial Statements.
42	www.graniteshares.com

GraniteShares ETF Trust	Statements of Operations
For the Period Ended June 30, 2026

INVESTMENT INCOME:	GraniteShares YieldBOOST SMCI ETF*	GraniteShares YieldBOOST HOOD ETF*	GraniteShares YieldBOOST META ETF†	GraniteShares YieldBOOST BABA ETF†	GraniteShares YieldBOOST MARA ETF‡
Interest	$256,153	$410,546	$7,783	$16,663	$68,246
Total Investment Income	256,153	410,546	7,783	16,663	68,246

EXPENSES:
Advisory fees	71,394	112,941	3,283	7,648	20,049
Administration fees	2,735	4,318	1,067	1,273	1,769
Transfer agency	4,141	4,344	3,509	3,537	3,411
Trustee fees	733	733	733	733	733
Custody fees	2,089	2,565	1,200	1,326	1,652
Accounting and legal	16,119	17,397	13,643	13,779	13,761
Other expenses	12,193	12,776	10,810	10,861	10,322
Total Expenses	109,404	155,074	34,245	39,157	51,697
Less waiver fees (Note 6)	(23,096)	(18,193)	(30,270)	(29,724)	(27,190)
Fees Paid Indirectly (Note 6)	(3,800)	(6,800)	(200)	(600)	(1,400)
Net Expenses	82,508	130,081	3,775	8,833	23,107
NET INVESTMENT INCOME	173,645	280,465	4,008	7,830	45,139

REALIZED GAIN/(LOSS) ON:
Investments	7,047,363	1,984,571	101,562	(51,233)	(2,071,015)
Written option Contracts	(11,922,251)	(14,649,853)	(336,111)	(358,156)	386,910
Total Net realized loss	(4,874,888)	(12,665,282)	(234,549)	(409,389)	(1,684,105)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
Investments	284,599	(216,146)	(1,100)	(4,145)	(129,895)
Written option Contracts	(502,164)	296,672	2,858	3,173	156,610
Total net change in unrealized appreciation/(depreciation)	(217,565)	80,526	1,758	(972)	26,715
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,918,808)	$(12,304,291)	$(228,783)	$(402,531)	$(1,612,251)

*	Commenced operations on September 29, 2025.
†	Commenced operations on October 20, 2025.
‡	Commenced operations on November 3, 2025.

See Notes to Financial Statements.
Annual Report | June 30, 2026	43

GraniteShares ETF Trust	Statements of Operations
For the Period Ended June 30, 2026

	GraniteShares	GraniteShares YieldBOOST	GraniteShares YieldBOOST	GraniteShares	GraniteShares
	YieldBOOST	Semiconductor	Gold Miners	YieldBOOST	YieldBOOST
	IONQ ETF*	ETF†	ETF†	RGTI ETF‡	QBTS ETF‡
INVESTMENT INCOME:

Interest	$150,020	$1,081,279	$249,340	$39,562	$30,940
Total Investment Income	150,020	1,081,279	249,340	39,562	30,940

EXPENSES:
Advisory fees	43,620	358,441	73,654	11,436	9,047
Administration fees	2,247	3,250	1,927	1,234	1,191
Transfer agency	3,550	3,804	3,461	3,154	3,126
Trustee fees	733	733	733	733	733
Custody fees	1,748	2,653	1,759	1,311	1,208
Accounting and legal	14,483	23,860	15,165	13,094	12,840
Other expenses	10,627	15,452	10,830	10,178	10,157
Total Expenses	77,008	408,193	107,529	41,140	38,302
Less waiver fees (Note 6)	(23,818)	–	(18,990)	(26,735)	(27,281)
Fees Paid Indirectly (Note 6)	(2,800)	(7,100)	(3,400)	(1,200)	(600)
Net Expenses	50,390	401,093	85,139	13,205	10,421
NET INVESTMENT INCOME	99,630	680,186	164,201	26,357	20,519

REALIZED GAIN/(LOSS) ON:
Investments	(1,551,084)	(33,744,205)	5,721,838	(269,579)	(187,379)
Written option Contracts	(1,405,009)	53,423,413	(7,952,928)	(728,842)	(469,048)
Total Net realized gain/(loss)	(2,956,093)	19,679,208	(2,231,090)	(998,421)	(656,427)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
Investments	(306,017)	(5,168,999)	(87,038)	(128,728)	(141,870)
Written option Contracts	373,275	6,703,453	114,251	155,150	178,371
Total net change in unrealized appreciation	67,258	1,534,454	27,213	26,422	36,501
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,789,205)	$21,893,848	$(2,039,676)	$(945,642)	$(599,407)

*	Commenced operations on November 3, 2025.
†	Commenced operations on November 17, 2025.
‡	Commenced operations on November 24, 2025.

See Notes to Financial Statements.
44	www.graniteshares.com

GraniteShares ETF Trust	Statements of Operations
For the Period Ended June 30, 2026

			GraniteShares	GraniteShares
	GraniteShares	GraniteShares	YieldBOOST	YieldBOOST	GraniteShares
	YieldBOOST	YieldBOOST	Single Stock	TopYielders	YieldBOOST
	RIOT ETF*	HIMS ETF*	Universe ETF†	ETF†	MU ETF‡
INVESTMENT INCOME:

Interest	$74,414	$18,227	$469	$799	$33,974
Dividends from affiliated securities	–	–	131,888	166,305	–
Total Investment Income	74,414	18,227	132,357	167,104	33,974

EXPENSES:
Advisory fees	22,259	5,209	3,468	5,210	14,225
Administration fees	1,479	1,133	981	1,327	714
Transfer agency	3,078	2,973	2,817	3,026	1,661
Trustee fees	733	733	733	737	211
Custody fees	1,312	1,196	2,948	1,541	719
Accounting and legal	12,999	12,469	12,804	12,801	9,576
Other expenses	9,436	9,251	9,251	9,331	5,359
Total Expenses	51,296	32,964	33,002	33,973	32,465
Less waiver fees (Note 6)	(23,603)	(26,252)	(26,697)	(24,102)	(15,877)
Fees Paid Indirectly (Note 6)	(2,000)	(700)	(300)	(900)	–
Net Expenses	25,693	6,012	6,005	8,971	16,588
NET INVESTMENT INCOME	48,721	12,215	126,352	158,133	17,386

REALIZED GAIN/(LOSS) ON:
Investments	(1,621,476)	281,994	(7)	6	(2,281,274)
Net realized gain/(loss) on investments - affiliated securities	–	–	(244,290)	(1,109,383)	–
Written option Contracts	1,472,231	(1,013,697)	–	–	2,753,150
Total Net realized gain/(loss)	(149,245)	(731,703)	(244,297)	(1,109,377)	471,876
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
Investments	(119,302)	(33,041)	–	–	(909,462)
Net change in unrealized depreciation on affiliate investments	–	–	(505,489)	(242,657)	–
Written option Contracts	127,844	43,894	–	–	1,104,656
Total net change in unrealized appreciation/(depreciation)	8,542	10,853	(505,489)	(242,657)	195,194
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(91,982)	$(708,635)	$(623,434)	$(1,193,901)	$684,456

*	Commenced operations on December 1, 2025.
†	Commenced operations on December 15, 2025.
‡	Commenced operations on April 13, 2026.

See Notes to Financial Statements.
Annual Report | June 30, 2026	45

GraniteShares ETF Trust	Statements of Operations
For the Period Ended June 30, 2026

	GraniteShares	GraniteShares	GraniteShares	GraniteShares	GraniteShares
	YieldBOOST	YieldBOOST	YieldBOOST	YieldBOOST	YieldBOOST
	TSM ETF*	CRWV ETF*	CRCL ETF†	Ether ETF†	Biotech ETF‡
INVESTMENT INCOME:

Interest	$4,363	$3,598	$3,941	$3,219	$2,948
Total Investment Income	4,363	3,598	3,941	3,219	2,948

EXPENSES:
Advisory fees	2,106	1,426	1,480	1,210	1,107
Administration fees	714	714	714	714	714
Transfer agency	1,139	1,139	986	1,158	942
Trustee fees	211	211	211	211	211
Custody fees	719	191	267	267	223
Accounting and legal	9,013	9,164	8,883	8,875	8,624
Other expenses	5,579	5,691	5,688	5,687	4,825
Total Expenses	19,481	18,536	18,229	18,122	16,646
Less waiver fees (Note 6)	(17,045)	(16,889)	(16,522)	(16,725)	(15,366)
Net Expenses	2,436	1,647	1,707	1,397	1,280
NET INVESTMENT INCOME	1,927	1,951	2,234	1,822	1,668

REALIZED GAIN/(LOSS) ON:
Investments	(186,550)	(24,468)	164	120,777	(25,601)
Written option Contracts	329,922	(2,554)	(44,935)	(202,696)	31,695
Total Net realized gain/(loss)	143,372	(27,022)	(44,771)	(81,919)	6,094
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
Investments	(8,358)	(11,087)	234,054	9,495	(2,915)
Written option Contracts	14,900	13,279	(268,342)	(17,369)	4,028
Total net change in unrealized appreciation/(depreciation)	6,542	2,192	(34,288)	(7,874)	1,113
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$151,841	$(22,879)	$(76,825)	$(87,971)	$8,875

*	Commenced operations on April 13, 2026.
†	Commenced operations on April 27, 2026.
‡	Commenced operations on May 4, 2026.

See Notes to Financial Statements.
46	www.graniteshares.com

GraniteShares ETF Trust	Statements of Operations
For the Period Ended June 30, 2026

INVESTMENT INCOME:	GraniteShares YieldBOOST Financials ETF*	GraniteShares YieldBOOST Technology ETF*	GraniteShares YieldBOOST 20Y+ Treasuries ETF*
Interest	$3,050	$3,005	$3,039
Total Investment Income	3,050	3,005	3,039

EXPENSES:
Advisory fees	1,165	1,129	1,142
Administration fees	714	714	714
Transfer agency	875	875	875
Trustee fees	244	244	211
Custody fees	223	223	223
Accounting and legal	8,665	8,664	8,625
Other expenses	4,826	4,825	4,826
Total Expenses	16,712	16,674	16,616
Less waiver fees (Note 6)	(15,359)	(15,367)	(15,290)
Net Expenses	1,353	1,307	1,326
NET INVESTMENT INCOME	1,697	1,698	1,713

REALIZED GAIN/(LOSS) ON:
Investments	(23,455)	(20,760)	(4,291)
Written option Contracts	59,493	6,632	(4,085)
Total Net realized gain/(loss)	36,038	(14,128)	(8,376)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
Investments	90	(7,531)	(20)
Written option Contracts	(1,424)	11,026	(3,770)
Total net change in unrealized appreciation/(depreciation)	(1,334)	3,495	(3,790)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,401	$(8,935)	$(10,453)

*	Commenced operations on May 4, 2026.

See Notes to Financial Statements.
Annual Report | June 30, 2026	47

GraniteShares YieldBOOST TSLA ETF	Statement of Changes in Net Assets

		For the Period
		December 17,
		2024
	For the	(Commencement
	Year Ended	of Operations)
	June 30, 2026	to June 30, 2025
OPERATIONS:
Net investment income	$5,102,591	$44,619
Net realized loss	(40,545,473)	(161,814)
Net change in unrealized appreciation/depreciation	883,591	(387,988)
Net decrease in net assets resulting from operations	(34,559,291)	(505,183)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(4,592,897)	(554,313)
Tax return of capital to shareholders	(260,864,722)	(2,020,765)
Total distributions	(265,457,619)	(2,575,078)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	549,488,269	27,628,991
Cost of shares redeemed	(195,348,446)	–
Net increase from capital share transactions	354,139,823	27,628,991
Net increase in net assets	54,122,913	24,548,730

NET ASSETS:
Beginning of period	24,548,730	–
End of period	$78,671,643	$24,548,730

CAPITAL SHARE TRANSACTIONS:(a)
Beginning shares	306,250	–
Shares sold	8,672,500	306,250
Shares redeemed	(5,615,029)	–
Shares outstanding, end of period	3,363,721	306,250

(a)	The Fund had a 1 for 8 reverse stock split after the close of business June 1, 2026. See Note 1 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.
48	www.graniteshares.com

GraniteShares YieldBOOST QQQ ETF	Statement of Changes in Net Assets

		For the Period
		February 25, 2025
	For the	(Commencement
	Year Ended	of Operations)
	June 30, 2026	to June 30, 2025
OPERATIONS:
Net investment income	$200,033	$9,992
Net realized gain/(loss)	(134,745)	9,533
Net change in unrealized appreciation	44,865	30,093
Net increase in net assets resulting from operations	110,153	49,618

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(172,914)	(46,644)
Tax return of capital to shareholders	(4,315,947)	(148,547)
Total distributions	(4,488,861)	(195,191)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	16,996,709	3,003,381
Cost of shares redeemed	(8,850,659)	–
Net increase from capital share transactions	8,146,050	3,003,381
Net increase in net assets	3,767,342	2,857,808

NET ASSETS:
Beginning of period	2,857,808	–
End of period	$6,625,150	$2,857,808

CAPITAL SHARE TRANSACTIONS:
Beginning shares	150,001	–
Shares sold	990,000	150,001
Shares redeemed	(630,000)	–
Shares outstanding, end of period	510,001	150,001

See Notes to Financial Statements.
Annual Report | June 30, 2026	49

GraniteShares YieldBOOST SPY ETF	Statement of Changes in Net Assets

		For the Period
		February 25, 2025
	For the	(Commencement
	Year Ended	of Operations)
	June 30, 2026	to June 30, 2025
OPERATIONS:
Net investment income	$358,694	$13,618
Net realized gain	1,439,627	104,491
Net change in unrealized appreciation	43,251	24,687
Net increase in net assets resulting from operations	1,841,572	142,796

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(1,767,644)	(148,786)
Tax return of capital to shareholders	(6,168,832)	(93,339)
Total distributions	(7,936,476)	(242,125)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	25,649,284	3,325,325
Cost of shares redeemed	(10,696,288)	–
Net increase from capital share transactions	14,952,996	3,325,325
Net increase in net assets	8,858,092	3,225,996

NET ASSETS:
Beginning of period	3,225,996	–
End of period	$12,084,088	$3,225,996

CAPITAL SHARE TRANSACTIONS:
Beginning shares	160,001	–
Shares sold	1,320,000	160,001
Shares redeemed	(670,000)	–
Shares outstanding, end of period	810,001	160,001

See Notes to Financial Statements.
50	www.graniteshares.com

GraniteShares YieldBOOST NVDA ETF	Statement of Changes in Net Assets

		For the Period
		May 12, 2025
	For the	(Commencement
	Year Ended	of Operations)
	June 30, 2026	to June 30, 2025
OPERATIONS:
Net investment income	$1,718,287	$4,355
Net realized gain	4,179,115	190,630
Net change in unrealized appreciation	207,493	45,819
Net increase in net assets resulting from operations	6,104,895	240,804

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(5,899,169)	(210,181)
Tax return of capital to shareholders	(61,599,068)	–
Total distributions	(67,498,237)	(210,181)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	138,618,579	6,112,051
Cost of shares redeemed	(44,050,351)	–
Net increase from capital share transactions	94,568,228	6,112,051
Net increase in net assets	33,174,886	6,142,674

NET ASSETS:
Beginning of period	6,142,674	–
End of period	$39,317,560	$6,142,674

CAPITAL SHARE TRANSACTIONS:
Beginning shares	230,001	–
Shares sold	5,580,000	230,001
Shares redeemed	(2,720,000)	–
Shares outstanding, end of period	3,090,001	230,001

See Notes to Financial Statements.
Annual Report | June 30, 2026	51

GraniteShares YieldBOOST Bitcoin ETF	Statement of Changes in Net Assets

		For the Period
		May 12, 2025
	For the	(Commencement
	Year Ended	of Operations)
	June 30, 2026	to June 30, 2025
OPERATIONS:
Net investment income	$881,918	$3,759
Net realized gain/(loss)	(24,461,196)	101,913
Net change in unrealized appreciation/depreciation	(72,893)	27,632
Net increase/(decrease) in net assets resulting from operations	(23,652,171)	133,304

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(817,831)	(169,759)
Tax return of capital to shareholders	(31,032,914)	–
Total distributions	(31,850,745)	(169,759)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	86,711,047	4,993,268
Cost of shares redeemed	(24,588,179)	–
Net increase from capital share transactions	62,122,868	4,993,268
Net increase in net assets	6,619,952	4,956,813

NET ASSETS:
Beginning of period	4,956,813	–
End of period	$11,576,765	$4,956,813

CAPITAL SHARE TRANSACTIONS:
Beginning shares	200,001	–
Shares sold	3,960,000	200,001
Shares redeemed	(2,070,000)	–
Shares outstanding, end of period	2,090,001	200,001

See Notes to Financial Statements.
52	www.graniteshares.com

GraniteShares YieldBOOST Coin ETF	Statement of Changes in Net Assets

For the Period July 28, 2025
(Commencement
of Operations)
to June 30, 2026
OPERATIONS:
Net investment income	$1,468,144
Net realized loss	(65,522,857)
Net change in unrealized depreciation	(132,884)
Net decrease in net assets resulting from operations	(64,187,597)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(1,468,144)
Tax return of capital to shareholders	(76,670,619)
Total distributions	(78,138,763)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	190,391,163
Cost of shares redeemed	(26,957,186)
Net increase from capital share transactions	163,433,977
Net increase in net assets	21,107,617

NET ASSETS:
Beginning of period	–
End of period	$21,107,617

CAPITAL SHARE TRANSACTIONS: (a)
Beginning shares	–
Shares sold	1,895,000
Shares redeemed	(725,021)
Shares outstanding, end of period	1,169,979

(a)	The Fund had a 1 for 6 reverse stock split after the close of business June 1, 2026. See Note 1 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.
Annual Report | June 30, 2026	53

GraniteShares YieldBOOST AMD ETF	Statement of Changes in Net Assets

For the Period September 15,
2025
(Commencement
of Operations)
to June 30, 2026
OPERATIONS:
Net investment income	$158,830
Net realized gain	1,374,891
Net change in unrealized appreciation	153,590
Net increase in net assets resulting from operations	1,687,311

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(1,533,721)
Tax return of capital to shareholders	(5,501,631)
Total distributions	(7,035,352)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	19,580,479
Cost of shares redeemed	(5,047,588)
Net increase from capital share transactions	14,532,891
Net increase in net assets	9,184,850

NET ASSETS:
Beginning of period	–
End of period	$9,184,850

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	840,001
Shares redeemed	(260,000)
Shares outstanding, end of period	580,001

See Notes to Financial Statements.
54	www.graniteshares.com

GraniteShares YieldBOOST AMZN ETF	Statement of Changes in Net Assets

For the Period September 15,
2025
(Commencement
of Operations)
to June 30, 2026
OPERATIONS:
Net investment income	$42,502
Net realized loss	(337,060)
Net change in unrealized appreciation	25,838
Net decrease in net assets resulting from operations	(268,720)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(42,502)
Tax return of capital to shareholders	(881,200)
Total distributions	(923,702)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	4,547,926
Cost of shares redeemed	(152,515)
Net increase from capital share transactions	4,395,411
Net increase in net assets	3,202,989

NET ASSETS:
Beginning of period	–
End of period	$3,202,989

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	220,001
Shares redeemed	(10,000)
Shares outstanding, end of period	210,001

See Notes to Financial Statements.
Annual Report | June 30, 2026	55

GraniteShares YieldBOOST MSTR ETF	Statement of Changes in Net Assets

For the Period September 22,
2025
(Commencement
of Operations)
to June 30, 2026
OPERATIONS:
Net investment income	$41,259
Net realized loss	(2,538,693)
Net change in unrealized depreciation	(35,745)
Net decrease in net assets resulting from operations	(2,533,179)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(41,259)
Tax return of capital to shareholders	(1,814,168)
Total distributions	(1,855,427)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	8,570,534
Cost of shares redeemed	(2,541,321)
Net increase from capital share transactions	6,029,213
Net increase in net assets	1,640,607

NET ASSETS:
Beginning of period	–
End of period	$1,640,607

CAPITAL SHARE TRANSACTIONS:(a)
Beginning shares	–
Shares sold	140,000
Shares redeemed	(55,018)
Shares outstanding, end of period	84,982

(a)	The Fund had a 1 for 6 reverse stock split after the close of business June 1, 2026. See Note 1 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.
56	www.graniteshares.com

GraniteShares YieldBOOST PLTR ETF	Statement of Changes in Net Assets

For the Period September 22,
2025
(Commencement
of Operations)
to June 30, 2026
OPERATIONS:
Net investment income	$105,253
Net realized loss	(2,482,340)
Net change in unrealized appreciation	32,170
Net decrease in net assets resulting from operations	(2,344,917)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(105,253)
Tax return of capital to shareholders	(3,974,267)
Total distributions	(4,079,520)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	11,201,228
Cost of shares redeemed	(1,677,713)
Net increase from capital share transactions	9,523,515
Net increase in net assets	3,099,078

NET ASSETS:
Beginning of period	–
End of period	$3,099,078

CAPITAL SHARE TRANSACTIONS:

Beginning shares	–
Shares sold	490,001
Shares redeemed	(140,000)
Shares outstanding, end of period	350,001

See Notes to Financial Statements.
Annual Report | June 30, 2026	57

GraniteShares YieldBOOST SMCI ETF	Statement of Changes in Net Assets

For the Period September 29,
2025
(Commencement
of Operations)
to June 30, 2026
OPERATIONS:
Net investment income	$173,645
Net realized loss	(4,874,888)
Net change in unrealized depreciation	(217,565)
Net decrease in net assets resulting from operations	(4,918,808)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(173,645)
Tax return of capital to shareholders	(8,809,010)
Total distributions	(8,982,655)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	25,787,379
Cost of shares redeemed	(3,191,995)
Net increase from capital share transactions	22,595,384
Net increase in net assets	8,693,921

NET ASSETS:
Beginning of period	–
End of period	$8,693,921

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	1,440,001
Shares redeemed	(220,000)
Shares outstanding, end of period	1,220,001

See Notes to Financial Statements.
58	www.graniteshares.com

GraniteShares YieldBOOST HOOD ETF	Statement of Changes in Net Assets

For the Period September 29, 2025
(Commencement
of Operations)
to June 30, 2026
OPERATIONS:
Net investment income	$280,465
Net realized loss	(12,665,282)
Net change in unrealized appreciation	80,526
Net decrease in net assets resulting from operations	(12,304,291)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(280,465)
Tax return of capital to shareholders	(14,118,419)
Total distributions	(14,398,884)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	42,154,986
Cost of shares redeemed	(8,452,049)
Net increase from capital share transactions	33,702,937
Net increase in net assets	6,999,762

NET ASSETS:
Beginning of period	–
End of period	$6,999,762

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	2,160,001
Shares redeemed	(930,000)
Shares outstanding, end of period	1,230,001

See Notes to Financial Statements.
Annual Report | June 30, 2026	59

GraniteShares YieldBOOST META ETF	Statement of Changes in Net Assets

For the Period October 20, 2025 (Commencement of Operations) to June 30, 2026
OPERATIONS:
Net investment income	$4,008
Net realized loss	(234,549)
Net change in unrealized appreciation	1,758
Net decrease in net assets resulting from operations	(228,783)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(4,008)
Tax return of capital to shareholders	(152,498)
Total distributions	(156,506)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	947,949
Cost of shares redeemed	(206,981)
Net increase from capital share transactions	740,968
Net increase in net assets	355,679

NET ASSETS:
Beginning of period	–
End of period	$355,679

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	40,001
Shares redeemed	(10,000)
Shares outstanding, end of period	30,001

See Notes to Financial Statements.
60	www.graniteshares.com

GraniteShares YieldBOOST BABA ETF	Statement of Changes in Net Assets

For the Period
October 20, 2025
(Commencement
of Operations)
to June 30, 2026
OPERATIONS:
Net investment income	$7,830
Net realized loss	(409,389)
Net change in unrealized depreciation	(972)
Net decrease in net assets resulting from operations	(402,531)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(7,830)
Tax return of capital to shareholders	(670,664)
Total distributions	(678,494)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	2,137,329
Cost of shares redeemed	(385,715)
Net increase from capital share transactions	1,751,614
Net increase in net assets	670,589

NET ASSETS:
Beginning of period	–
End of period	$670,589

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	100,001
Shares redeemed	(30,000)
Shares outstanding, end of period	70,001

See Notes to Financial Statements.
Annual Report | June 30, 2026	61

GraniteShares YieldBOOST MARA ETF	Statement of Changes in Net Assets

For the Period
November 3, 2025
(Commencement
of Operations)
to June 30, 2026
OPERATIONS:
Net investment income	$45,139
Net realized loss	(1,684,105)
Net change in unrealized appreciation	26,715
Net decrease in net assets resulting from operations	(1,612,251)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(45,139)
Tax return of capital to shareholders	(2,488,107)
Total distributions	(2,533,246)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	7,613,729
Cost of shares redeemed	(594,374)
Net increase from capital share transactions	7,019,355
Net increase in net assets	2,873,858

NET ASSETS:
Beginning of period	–
End of period	$2,873,858

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	480,001
Shares redeemed	(50,000)
Shares outstanding, end of period	430,001

See Notes to Financial Statements.
62	www.graniteshares.com

GraniteShares YieldBOOST IONQ ETF	Statement of Changes in Net Assets

For the Period
November 3, 2025
(Commencement
of Operations)
to June 30, 2026
OPERATIONS:
Net investment income	$99,630
Net realized loss	(2,956,093)
Net change in unrealized appreciation	67,258
Net decrease in net assets resulting from operations	(2,789,205)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(99,630)
Tax return of capital to shareholders	(5,430,840)
Total distributions	(5,530,470)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	18,466,979
Cost of shares redeemed	(3,143,613)
Net increase from capital share transactions	15,323,366
Net increase in net assets	7,003,691

NET ASSETS:
Beginning of period	–
End of period	$7,003,691

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	1,110,001
Shares redeemed	(260,000)
Shares outstanding, end of period	850,001

See Notes to Financial Statements.
Annual Report | June 30, 2026	63

GraniteShares YieldBOOST Semiconductor ETF	Statement of Changes in Net Assets

For the Period
November 17, 2025
(Commencement
of Operations)
to June 30, 2026
OPERATIONS:
Net investment income	$680,186
Net realized gain	19,679,208
Net change in unrealized appreciation	1,534,454
Net increase in net assets resulting from operations	21,893,848

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(20,359,394)
Tax return of capital to shareholders	(22,929,447)
Total distributions	(43,288,841)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	128,788,601
Cost of shares redeemed	(13,125,276)
Net increase from capital share transactions	115,663,325
Net increase in net assets	94,268,332

NET ASSETS:
Beginning of period	–
End of period	$94,268,332

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	6,740,001
Shares redeemed	(800,000)
Shares outstanding, end of period	5,940,001

See Notes to Financial Statements.
64	www.graniteshares.com

GraniteShares YieldBOOST Gold Miners ETF	Statement of Changes in Net Assets

For the Period
November 17, 2025
(Commencement
of Operations)
to June 30, 2026
OPERATIONS:
Net investment income	$164,201
Net realized loss	(2,231,090)
Net change in unrealized appreciation	27,213
Net decrease in net assets resulting from operations	(2,039,676)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(164,201)
Tax return of capital to shareholders	(6,813,627)
Total distributions	(6,977,828)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	26,385,722
Cost of shares redeemed	(9,994,329)
Net increase from capital share transactions	16,391,393
Net increase in net assets	7,373,889

NET ASSETS:
Beginning of period	–
End of period	$7,373,889

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	1,150,001
Shares redeemed	(610,000)
Shares outstanding, end of period	540,001

See Notes to Financial Statements.
Annual Report | June 30, 2026	65

GraniteShares YieldBOOST RGTI ETF	Statement of Changes in Net Assets

For the Period
November 24, 2025
(Commencement
of Operations)
to June 30, 2026
OPERATIONS:
Net investment income	$26,357
Net realized loss	(998,421)
Net change in unrealized appreciation	26,422
Net decrease in net assets resulting from operations	(945,642)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(26,357)
Tax return of capital to shareholders	(1,336,158)
Total distributions	(1,362,515)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	5,606,393
Cost of shares redeemed	(377,788)
Net increase from capital share transactions	5,228,605
Net increase in net assets	2,920,448

NET ASSETS:
Beginning of period	–
End of period	$2,920,448

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	400,001
Shares redeemed	(30,000)
Shares outstanding, end of period	370,001

See Notes to Financial Statements.
66	www.graniteshares.com

GraniteShares YieldBOOST QBTS ETF	Statement of Changes in Net Assets

For the Period
November 24, 2025
(Commencement
of Operations)
to June 30, 2026
OPERATIONS:
Net investment income	$20,519
Net realized loss	(656,427)
Net change in unrealized appreciation	36,501
Net decrease in net assets resulting from operations	(599,407)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(20,519)
Tax return of capital to shareholders	(1,024,041)
Total distributions	(1,044,560)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	4,419,276
Net increase from capital share transactions	4,419,276
Net increase in net assets	2,775,309

NET ASSETS:
Beginning of period	–
End of period	$2,775,309

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	340,001
Shares outstanding, end of period	340,001

See Notes to Financial Statements.
Annual Report | June 30, 2026	67

GraniteShares YieldBOOST RIOT ETF	Statement of Changes in Net Assets

For the Period December 1, 2025 (Commencement of Operations)
to June 30, 2026
OPERATIONS:
Net investment income	$48,721
Net realized loss	(149,245)
Net change in unrealized appreciation	8,542
Net decrease in net assets resulting from operations	(91,982)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(48,721)
Tax return of capital to shareholders	(2,641,067)
Total distributions	(2,689,788)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	8,475,635
Cost of shares redeemed	(2,042,148)
Net increase from capital share transactions	6,433,487
Net increase in net assets	3,651,717

NET ASSETS:
Beginning of period	–
End of period	$3,651,717

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	460,001
Shares redeemed	(150,000)
Shares outstanding, end of period	310,001

See Notes to Financial Statements.
68	www.graniteshares.com

GraniteShares YieldBOOST HIMS ETF	Statement of Changes in Net Assets

For the Period December 1, 2025 (Commencement of Operations)
to June 30, 2026
OPERATIONS:
Net investment income	$12,215
Net realized loss	(731,703)
Net change in unrealized appreciation	10,853
Net decrease in net assets resulting from operations	(708,635)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(12,215)
Tax return of capital to shareholders	(547,735)
Total distributions	(559,950)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	2,230,495
Cost of shares redeemed	(186,511)
Net increase from capital share transactions	2,043,984
Net increase in net assets	775,399

NET ASSETS:
Beginning of period	–
End of period	$775,399

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	130,001
Shares redeemed	(20,000)
Shares outstanding, end of period	110,001

See Notes to Financial Statements.
Annual Report | June 30, 2026	69

GraniteShares YieldBOOST SINGLE STOCK UNIVERSE ETF	Statement of Changes in Net Assets

For the Period
December 15, 2025
(Commencement
of Operations)
to June 30, 2026
OPERATIONS:
Net investment income	$126,352
Net realized loss	(244,297)
Net change in unrealized depreciation	(505,489)
Net decrease in net assets resulting from operations	(623,434)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(126,352)
Tax return of capital to shareholders	(690,546)
Total distributions	(816,898)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	3,697,597
Cost of shares redeemed	(464,846)
Net increase from capital share transactions	3,232,751
Net increase in net assets	1,792,419

NET ASSETS:
Beginning of period	–
End of period	$1,792,419

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	150,001
Shares redeemed	(20,000)
Shares outstanding, end of period	130,001

See Notes to Financial Statements.
70	www.graniteshares.com

GraniteShares YieldBOOST TOPYIELDERS ETF	Statement of Changes in Net Assets

For the Period
December 15, 2025
(Commencement
of Operations)
to June 30, 2026
OPERATIONS:
Net investment income	$158,133
Net realized loss	(1,109,377)
Net change in unrealized depreciation	(242,657)
Net decrease in net assets resulting from operations	(1,193,901)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(158,133)
Tax return of capital to shareholders	(1,236,084)
Total distributions	(1,394,217)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	6,995,106
Cost of shares redeemed	(1,890,821)
Net increase from capital share transactions	5,104,285
Net increase in net assets	2,516,167

NET ASSETS:
Beginning of period	–
End of period	$2,516,167

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	300,001
Shares redeemed	(100,000)
Shares outstanding, end of period	200,001

See Notes to Financial Statements.
Annual Report | June 30, 2026	71

GraniteShares YieldBOOST MU ETF	Statement of Changes in Net Assets

For the Period April 13, 2026 (Commencement of Operations)
to June 30, 2026
OPERATIONS:
Net investment income	$17,386
Net realized gain	471,876
Net change in unrealized appreciation	195,194
Net increase in net assets resulting from operations	684,456

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(489,262)
Tax return of capital to shareholders	(954,745)
Total distributions	(1,444,007)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	18,354,136
Net increase from capital share transactions	18,354,136
Net increase in net assets	17,594,585

NET ASSETS:
Beginning of period	–
End of period	$17,594,585

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	740,001
Shares outstanding, end of period	740,001

See Notes to Financial Statements.
72	www.graniteshares.com

GraniteShares YieldBOOST TSM ETF	Statement of Changes in Net Assets

For the Period April 13, 2026 (Commencement of Operations)
to June 30, 2026
OPERATIONS:
Net investment income	$1,927
Net realized gain	143,372
Net change in unrealized appreciation	6,542
Net increase in net assets resulting from operations	151,841

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(145,299)
Tax return of capital to shareholders	(2,927)
Total distributions	(148,226)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	1,246,766
Cost of shares redeemed	(250,014)
Net increase from capital share transactions	996,752
Net increase in net assets	1,000,367

NET ASSETS:
Beginning of period	–
End of period	$1,000,367

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	50,001
Shares redeemed	(10,000)
Shares outstanding, end of period	40,001

See Notes to Financial Statements.
Annual Report | June 30, 2026	73

GraniteShares YieldBOOST CRWV ETF	Statement of Changes in Net Assets

For the Period
April 13, 2026
(Commencement
of Operations)
to June 30, 2026
OPERATIONS:
Net investment income	$1,951
Net realized loss	(27,022)
Net change in unrealized appreciation	2,192
Net decrease in net assets resulting from operations	(22,879)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(1,951)
Tax return of capital to shareholders	(123,022)
Total distributions	(124,973)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	750,025
Net increase from capital share transactions	750,025
Net increase in net assets	602,173

NET ASSETS:
Beginning of period	–
End of period	$602,173

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	30,001
Shares outstanding, end of period	30,001

See Notes to Financial Statements.
74	www.graniteshares.com

GraniteShares YieldBOOST CRCL ETF	Statement of Changes in Net Assets

For the Period
April 27, 2026
(Commencement
of Operations)
to June 30, 2026
OPERATIONS:
Net investment income	$2,234
Net realized loss	(44,771)
Net change in unrealized depreciation	(34,288)
Net decrease in net assets resulting from operations	(76,825)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(2,234)
Tax return of capital to shareholders	(137,220)
Total distributions	(139,454)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	1,193,838
Net increase from capital share transactions	1,193,838
Net increase in net assets	977,559

NET ASSETS:
Beginning of period	–
End of period	$977,559

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	50,001
Shares outstanding, end of period	50,001

See Notes to Financial Statements.
Annual Report | June 30, 2026	75

GraniteShares YieldBOOST Ether ETF	Statement of Changes in Net Assets

For the Period
April 27, 2026
(Commencement
of Operations)
to June 30, 2026
OPERATIONS:
Net investment income	$1,822
Net realized loss	(81,919)
Net change in unrealized depreciation	(7,874)
Net decrease in net assets resulting from operations	(87,971)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(1,822)
Tax return of capital to shareholders	(66,998)
Total distributions	(68,820)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	750,025
Net increase from capital share transactions	750,025
Net increase in net assets	593,234

NET ASSETS:
Beginning of period	–
End of period	$593,234

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	30,001
Shares outstanding, end of period	30,001

See Notes to Financial Statements.
76	www.graniteshares.com

GraniteShares YieldBOOST Biotech ETF	Statement of Changes in Net Assets

For the Period
May 4, 2026
(Commencement
of Operations)
to June 30, 2026
OPERATIONS:
Net investment income	$1,668
Net realized gain	6,094
Net change in unrealized appreciation	1,113
Net increase in net assets resulting from operations	8,875

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(7,762)
Tax return of capital to shareholders	(57,906)
Total distributions	(65,668)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	750,025
Net increase from capital share transactions	750,025
Net increase in net assets	693,232

NET ASSETS:
Beginning of period	–
End of period	$693,232

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	30,001
Shares outstanding, end of period	30,001

See Notes to Financial Statements.
Annual Report | June 30, 2026	77

GraniteShares YieldBOOST Financial ETF	Statement of Changes in Net Assets

For the Period
May 4, 2026
(Commencement
of Operations)
to June 30, 2026
OPERATIONS:
Net investment income	$1,697
Net realized gain	36,038
Net change in unrealized depreciation	(1,334)
Net increase in net assets resulting from operations	36,401

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(29,425)
Total distributions	(29,425)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	750,025
Net increase from capital share transactions	750,025
Net increase in net assets	757,001

NET ASSETS:
Beginning of period	–
End of period	$757,001

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	30,001
Shares outstanding, end of period	30,001

See Notes to Financial Statements.
78	www.graniteshares.com

GraniteShares YieldBOOST Technology ETF	Statement of Changes in Net Assets

For the Period May 4, 2026 (Commencement of Operations) to June 30, 2026
OPERATIONS:
Net investment income	$1,698
Net realized loss	(14,128)
Net change in unrealized appreciation	3,495
Net decrease in net assets resulting from operations	(8,935)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(1,698)
Tax return of capital to shareholders	(54,281)
Total distributions	(55,979)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	750,025
Net increase from capital share transactions	750,025
Net increase in net assets	685,111

NET ASSETS:
Beginning of period	–
End of period	$685,111

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	30,001
Shares outstanding, end of period	30,001

See Notes to Financial Statements.
Annual Report | June 30, 2026	79

GraniteShares YieldBOOST 20Y+ Treasuries ETF	Statement of Changes in Net Assets

For the Period May 4, 2026 (Commencement of Operations) to June 30, 2026
OPERATIONS:
Net investment income	$1,713
Net realized loss	(8,376)
Net change in unrealized depreciation	(3,790)
Net decrease in net assets resulting from operations	(10,453)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(1,713)
Tax return of capital to shareholders	(5,558)
Total distributions	(7,271)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	750,025
Net increase from capital share transactions	750,025
Net increase in net assets	732,301

NET ASSETS:
Beginning of period	–
End of period	$732,301

CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	30,001
Shares outstanding, end of period	30,001

See Notes to Financial Statements.
80	www.graniteshares.com

GraniteShares YieldBOOST TSLA ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

		For the Period
		December 17,2024
	For the	(Commencement of
	Year Ended	Operations) to
	June 30, 2026*	June 30, 2025*
NET ASSET VALUE, BEGINNING OF PERIOD	$80.16	$200.00

INCOME FROM OPERATIONS:
Net investment income(a)	1.04	1.28
Net realized and unrealized gain/(loss)	1.01	(50.24)
Total from investment operations	2.05	(48.96)

DISTRIBUTIONS:
From net investment income	(1.02)	(15.28)
From return of capital	(57.80)	(55.60)
Total distributions	(58.82)	(70.88)

NET (DECREASE) IN NET ASSET VALUE	(56.77)	(119.84)
NET ASSET VALUE, END OF PERIOD	$23.39	$80.16
TOTAL RETURN(b)	(5.44)%	(26.18)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$78,672	$24,549

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	1.10%	3.03	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	1.08%	1.15	%(c)
Ratio of net investment income to average net assets	2.45%	2.38	%(c)
Portfolio turnover rate	0%	0%

*	The Fund had a 1 for 8 reverse stock split after the close of business June 1, 2026. See Note 1 in the accompanying Notes to Financial Statements
(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
Annual Report | June 30, 2026	81

GraniteShares YieldBOOST QQQ ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

		For the Period
		February 25, 2025
	For the	(Commencement of
	Year Ended	Operations) to
	June 30, 2026	June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$19.05	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.34	0.17
Net realized and unrealized gain/(loss)	1.49	(2.88)
Total from investment operations	1.83	(2.71)

DISTRIBUTIONS:
From net investment income	(0.31)	(0.77)
From return of capital	(7.58)	(2.47)
Total distributions	(7.89)	(3.24)

NET (DECREASE) IN NET ASSET VALUE	(6.06)	(5.95)
NET ASSET VALUE, END OF PERIOD	$12.99	$19.05
TOTAL RETURN(b)	11.29%	(9.61)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$6,625	$2,858

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	1.51%	7.17	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	1.15%	1.15	%(c)
Ratio of net investment income to average net assets	2.21%	2.59	%(c)
Portfolio turnover rate	0%	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
82	www.graniteshares.com

GraniteShares YieldBOOST SPY ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

		For the Period
		February 25, 2025
	For the	(Commencement of
	Year Ended	Operations) to
	June 30, 2026	June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$20.16	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.37	0.19
Net realized and unrealized gain/(loss)	2.74	(1.64)
Total from investment operations	3.11	(1.45)

DISTRIBUTIONS:
From net investment income	(1.86)	(2.08)
From return of capital	(6.49)	(1.31)
Total distributions	(8.35)	(3.39)

NET (DECREASE) IN NET ASSET VALUE	(5.24)	(4.84)
NET ASSET VALUE, END OF PERIOD	$14.92	$20.16
TOTAL RETURN(b)	17.57%	(4.77)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$12,084	$3,226

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	1.29%	5.84	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	1.15%	1.15	%(c)
Ratio of net investment income to average net assets	2.12%	2.72	%(c)
Portfolio turnover rate	0%	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
Annual Report | June 30, 2026	83

GraniteShares YieldBOOST NVDA ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

		For the Period
		May 12, 2025
	For the	(Commencement of
	Year Ended	Operations) to
	June 30, 2026	June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$26.71	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.45	0.07
Net realized and unrealized gain	3.75	4.06
Total from investment operations	4.20	4.13

DISTRIBUTIONS:
From net investment income	(1.59)	(2.42)
From return of capital	(16.60)	–
Total distributions	(18.19)	(2.42)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(13.99)	1.71
NET ASSET VALUE, END OF PERIOD	$12.72	$26.71
TOTAL RETURN(b)	17.61%	16.92%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$39,318	$6,143

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	1.13%	9.45	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	1.11%	1.15	%(c)
Ratio of net investment income to average net assets	2.37%	2.08	%(c)
Portfolio turnover rate	0%	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
84	www.graniteshares.com

GraniteShares YieldBOOST Bitcoin ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

		For the Period
		May 12, 2025
	For the	(Commencement of
	Year Ended	Operations) to
	June 30, 2026	June 30, 2025
NET ASSET VALUE, BEGINNING OF PERIOD	$24.78	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.35	0.07
Net realized and unrealized gain/(loss)	(6.90)	1.91
Total from investment operations	(6.55)	1.98

DISTRIBUTIONS:
From net investment income	(0.32)	(2.20)
From return of capital	(12.37)	–
Total distributions	(12.69)	(2.20)

NET (DECREASE) IN NET ASSET VALUE	(19.24)	(0.22)
NET ASSET VALUE, END OF PERIOD	$5.54	$24.78
TOTAL RETURN(b)	(43.74)%	8.24%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$11,577	$4,957

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	1.22%	10.77	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	1.15%	1.15	%(c)
Ratio of net investment income to average net assets	2.68%	2.08	%(c)
Portfolio turnover rate	0%	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
Annual Report | June 30, 2026	85

GraniteShares YieldBOOST Coin ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period July 28, 2025 (Commencement of Operations) to June 30, 2026*
NET ASSET VALUE, BEGINNING OF PERIOD	$150.00

INCOME FROM OPERATIONS:
Net investment income(a)	1.16
Net realized and unrealized loss	(54.28)
Total from investment operations	(53.12)

DISTRIBUTIONS:
From net investment income	(1.48)
From return of capital	(77.36)
Total distributions	(78.84)

NET (DECREASE) IN NET ASSET VALUE	(131.96)
NET ASSET VALUE, END OF PERIOD	$18.04
TOTAL RETURN(b)	(59.39)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$21,108

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	1.14	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	1.11	%(c)
Ratio of net investment income to average net assets	2.63	%(c)
Portfolio turnover rate	0%

*	The Fund had a 1 for 6 reverse stock split after the close of business June 1, 2026. See Note 1 in the accompanying Notes to Financial Statements
(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
86	www.graniteshares.com

GraniteShares YieldBOOST AMD ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period September 15, 2025 (Commencement of Operations) to June 30, 2026
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.32
Net realized and unrealized gain	5.05
Total from investment operations	5.37

DISTRIBUTIONS:
From net investment income	(3.17)
From return of capital	(11.36)
Total distributions	(14.53)

NET (DECREASE) IN NET ASSET VALUE	(9.16)
NET ASSET VALUE, END OF PERIOD	$15.84
TOTAL RETURN(b)	30.99%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$9,185

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	1.51	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(c)
Ratio of net investment income to average net assets	2.12	%(c)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
Annual Report | June 30, 2026	87

GraniteShares YieldBOOST AMZN ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period September 15, 2025 (Commencement of Operations) to June 30, 2026
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.31
Net realized and unrealized loss	(2.77)
Total from investment operations	(2.46)

DISTRIBUTIONS:
From net investment income	(0.34)
From return of capital	(6.95)
Total distributions	(7.29)

NET (DECREASE) IN NET ASSET VALUE	(9.75)
NET ASSET VALUE, END OF PERIOD	$15.25
TOTAL RETURN(b)	(10.89)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$3,203

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	2.80	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(c)
Ratio of net investment income to average net assets	2.17	%(c)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
88	www.graniteshares.com

GraniteShares YieldBOOST MSTR ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period September 22, 2025 (Commencement of Operations) to June 30, 2026*
NET ASSET VALUE, BEGINNING OF PERIOD	$150.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.68
Net realized and unrealized loss	(88.08)
Total from investment operations	(87.40)

DISTRIBUTIONS:
From net investment income	(0.96)
From return of capital	(42.33)
Total distributions	(43.29)

NET (DECREASE) IN NET ASSET VALUE	(130.69)
NET ASSET VALUE, END OF PERIOD	$19.31
TOTAL RETURN(b)	(70.66)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$1,641

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	3.08	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(c)
Ratio of net investment income to average net assets	2.42	%(c)
Portfolio turnover rate	0%

*	The Fund had a 1 for 6 reverse stock split after the close of business June 1, 2026. See Note 1 in the accompanying Notes to Financial Statements
(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
Annual Report | June 30, 2026	89

GraniteShares YieldBOOST PLTR ETF	Statement of Changes in Net Assets
For a Share Outstanding Throughout the Periods Presented

	For the Period September 22, 2025 (Commencement of Operations) to June 30, 2026
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.28
Net realized and unrealized loss	(5.09)
Total from investment operations	(4.81)

DISTRIBUTIONS:
From net investment income	(0.29)
From return of capital	(11.05)
Total distributions	(11.34)

NET (DECREASE) IN NET ASSET VALUE	(16.15)
NET ASSET VALUE, END OF PERIOD	$8.85
TOTAL RETURN(b)	(30.35)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$3,099

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	1.83	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(c)
Ratio of net investment income to average net assets	2.37	%(c)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
90	www.graniteshares.com

GraniteShares YieldBOOST SMCI ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period September 29, 2025 (Commencement of Operations) to June 30, 2026
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.21
Net realized and unrealized loss	(5.24)
Total from investment operations	(5.03)

DISTRIBUTIONS:
From net investment income	(0.24)
From return of capital	(12.60)
Total distributions	(12.84)

NET (DECREASE) IN NET ASSET VALUE	(17.87)
NET ASSET VALUE, END OF PERIOD	$7.13
TOTAL RETURN(b)	(27.63)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$8,694

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	1.52	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(c)
Ratio of net investment income to average net assets	2.42	%(c)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
Annual Report | June 30, 2026	91

GraniteShares YieldBOOST HOOD ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period September 29, 2025 (Commencement of Operations) to June 30, 2026
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.20
Net realized and unrealized loss	(8.00)
Total from investment operations	(7.80)

DISTRIBUTIONS:
From net investment income	(0.22)
From return of capital	(11.29)
Total distributions	(11.51)

NET (DECREASE) IN NET ASSET VALUE	(19.31)
NET ASSET VALUE, END OF PERIOD	$5.69
TOTAL RETURN(b)	(44.47)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$7,000

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	1.37	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(c)
Ratio of net investment income to average net assets	2.48	%(c)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
92	www.graniteshares.com

GraniteShares YieldBOOST META ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period October 20, 2025 (Commencement of Operations) to June 30, 2026
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.14
Net realized and unrealized loss	(7.68)
Total from investment operations	(7.54)

DISTRIBUTIONS:
From net investment income	(0.14)
From return of capital	(5.46)
Total distributions	(5.60)

NET (DECREASE) IN NET ASSET VALUE	(13.14)
NET ASSET VALUE, END OF PERIOD	$11.86
TOTAL RETURN(b)	(34.16)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$356

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	10.37	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	1.14	%(c)
Ratio of net investment income to average net assets	1.21	%(c)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
Annual Report | June 30, 2026	93

GraniteShares YieldBOOST BABA ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period October 20, 2025 (Commencement of Operations) to June 30, 2026
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.11
Net realized and unrealized loss	(5.44)
Total from investment operations	(5.33)

DISTRIBUTIONS:
From net investment income	(0.11)
From return of capital	(9.98)
Total distributions	(10.09)

NET (DECREASE) IN NET ASSET VALUE	(15.42)
NET ASSET VALUE, END OF PERIOD	$9.58
TOTAL RETURN(b)	(30.87)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$671

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	5.09	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(c)
Ratio of net investment income to average net assets	1.02	%(c)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
94	www.graniteshares.com

GraniteShares YieldBOOST MARA ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period November 3, 2025 (Commencement of Operations) to June 30, 2026
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.14
Net realized and unrealized loss	(8.65)
Total from investment operations	(8.51)

DISTRIBUTIONS:
From net investment income	(0.17)
From return of capital	(9.64)
Total distributions	(9.81)

NET (DECREASE) IN NET ASSET VALUE	(18.32)
NET ASSET VALUE, END OF PERIOD	$6.68
TOTAL RETURN(b)	(40.09)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$2,874

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	2.57	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(c)
Ratio of net investment income to average net assets	2.24	%(c)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
Annual Report | June 30, 2026	95

GraniteShares YieldBOOST IONQ ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period November 3, 2025 (Commencement of Operations) to June 30, 2026
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.18
Net realized and unrealized loss	(5.22)
Total from investment operations	(5.04)

DISTRIBUTIONS:
From net investment income	(0.21)
From return of capital	(11.51)
Total distributions	(11.72)

NET (DECREASE) IN NET ASSET VALUE	(16.76)
NET ASSET VALUE, END OF PERIOD	$8.24
TOTAL RETURN(b)	(25.64)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$7,004

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	1.76	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(c)
Ratio of net investment income to average net assets	2.27	%(c)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
96	www.graniteshares.com

GraniteShares YieldBOOST Semiconductor ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period November 17, 2025 (Commencement of Operations) to June 30, 2026
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.20
Net realized and unrealized gain	5.67
Total from investment operations	5.87

DISTRIBUTIONS:
From net investment income	(7.06)
From return of capital	(7.94)
Total distributions	(15.00)

NET (DECREASE) IN NET ASSET VALUE	(9.13)
NET ASSET VALUE, END OF PERIOD	$15.87
TOTAL RETURN(b)	38.61%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$94,268

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	1.13	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	1.11	%(c)
Ratio of net investment income to average net assets	1.89	%(c)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
Annual Report | June 30, 2026	97

GraniteShares YieldBOOST Gold Miners ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period November 17, 2025 (Commencement of Operations) to June 30, 2026
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.26
Net realized and unrealized loss	(0.14)
Total from investment operations	0.12

DISTRIBUTIONS:
From net investment income	(0.27)
From return of capital	(11.19)
Total distributions	(11.46)

NET (DECREASE) IN NET ASSET VALUE	(11.34)
NET ASSET VALUE, END OF PERIOD	$13.66
TOTAL RETURN(b)	(3.67)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$7,374

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	1.45	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(c)
Ratio of net investment income to average net assets	2.22	%(c)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
98	www.graniteshares.com

GraniteShares YieldBOOST RGTI ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period November 24, 2025 (Commencement of Operations) to June 30, 2026
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.15
Net realized and unrealized loss	(7.25)
Total from investment operations	(7.10)

DISTRIBUTIONS:
From net investment income	(0.19)
From return of capital	(9.82)
Total distributions	(10.01)

NET (DECREASE) IN NET ASSET VALUE	(17.11)
NET ASSET VALUE, END OF PERIOD	$7.89
TOTAL RETURN(b)	(35.98)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$2,920

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	3.58	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(c)
Ratio of net investment income to average net assets	2.29	%(c)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
Annual Report | June 30, 2026	99

GraniteShares YieldBOOST QBTS ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period November 24, 2025 (Commencement of Operations) to June 30, 2026
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.15
Net realized and unrealized loss	(7.35)
Total from investment operations	(7.20)

DISTRIBUTIONS:
From net investment income	(0.19)
From return of capital	(9.45)
Total distributions	(9.64)

NET (DECREASE) IN NET ASSET VALUE	(16.84)
NET ASSET VALUE, END OF PERIOD	$8.16
TOTAL RETURN(b)	(34.33)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$2,775

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	4.22	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(c)
Ratio of net investment income to average net assets	2.26	%(c)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
100	www.graniteshares.com

GraniteShares YieldBOOST RIOT ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period December 1, 2025 (Commencement of Operations) to June 30, 2026
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.18
Net realized and unrealized loss	(2.23)
Total from investment operations	(2.05)

DISTRIBUTIONS:
From net investment income	(0.20)
From return of capital	(10.97)
Total distributions	(11.17)

NET (DECREASE) IN NET ASSET VALUE	(13.22)
NET ASSET VALUE, END OF PERIOD	$11.78
TOTAL RETURN(b)	(6.11)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$3,652

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	2.29	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(c)
Ratio of net investment income to average net assets	2.18	%(c)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
Annual Report | June 30, 2026	101

GraniteShares YieldBOOST HIMS ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period December 1, 2025 (Commencement of Operations) to June 30, 2026
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.13
Net realized and unrealized loss	(10.47)
Total from investment operations	(10.34)

DISTRIBUTIONS:
From net investment income	(0.16)
From return of capital	(7.45)
Total distributions	(7.61)

NET (DECREASE) IN NET ASSET VALUE	(17.95)
NET ASSET VALUE, END OF PERIOD	$7.05
TOTAL RETURN(b)	(48.59)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$775

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	6.28	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(c)
Ratio of net investment income to average net assets	2.33	%(c)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
102	www.graniteshares.com

GraniteShares YieldBOOST SINGLE STOCK UNIVERSE ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period December 15, 2025 (Commencement of Operations) to June 30, 2026
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	1.00
Net realized and unrealized loss	(5.69)
Total from investment operations	(4.69)

DISTRIBUTIONS:
From net investment income	(1.01)
From return of capital	(5.51)
Total distributions	(6.52)

NET (DECREASE) IN NET ASSET VALUE	(11.21)
NET ASSET VALUE, END OF PERIOD	$13.79
TOTAL RETURN(b)	(21.22)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$1,792

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	2.74	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	0.50	%(c)
Ratio of net investment income to average net assets	10.50	%(c)
Portfolio turnover rate	43	%(d)

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.
(d)	Not Annualized.

See Notes to Financial Statements.
Annual Report | June 30, 2026	103

GraniteShares YieldBOOST TopYielders ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period December 15, 2025 (Commencement of Operations) to June 30, 2026
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.78
Net realized and unrealized loss	(6.08)
Total from investment operations	(5.30)

DISTRIBUTIONS:
From net investment income	(0.80)
From return of capital	(6.32)
Total distributions	(7.12)

NET (DECREASE) IN NET ASSET VALUE	(12.42)
NET ASSET VALUE, END OF PERIOD	$12.58
TOTAL RETURN(b)	(24.32)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$2,516

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	1.89	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	0.50	%(c)
Ratio of net investment income to average net assets	8.80	%(c)
Portfolio turnover rate	98	%(d)

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.
(d)	Not Annualized.

See Notes to Financial Statements.
104	www.graniteshares.com

GraniteShares YieldBOOST MU ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period April 13, 2026 (Commencement of Operations) to June 30, 2026
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.06
Net realized and unrealized gain	3.98
Total from investment operations	4.04

DISTRIBUTIONS:
From net investment income	(1.78)
From return of capital	(3.48)
Total distributions	(5.26)

NET (DECREASE) IN NET ASSET VALUE	(1.22)
NET ASSET VALUE, END OF PERIOD	$23.78
TOTAL RETURN(b)	17.32%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$17,595

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	2.25	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(c)
Ratio of net investment income to average net assets	1.20	%(c)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
Annual Report | June 30, 2026	105

GraniteShares YieldBOOST TSM ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period April 13, 2026 (Commencement of Operations) to June 30, 2026
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.05
Net realized and unrealized gain	3.85
Total from investment operations	3.90

DISTRIBUTIONS:
From net investment income	(3.81)
From return of capital	(0.08)
Total distributions	(3.89)

NET INCREASE IN NET ASSET VALUE	0.01
NET ASSET VALUE, END OF PERIOD	$25.01
TOTAL RETURN(b)	17.03%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$1,000

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	9.20	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(c)
Ratio of net investment income to average net assets	0.91	%(c)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
106	www.graniteshares.com

GraniteShares YieldBOOST CRWV ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period April 13, 2026 (Commencement of Operations) to June 30, 2026
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.07
Net realized and unrealized loss	(0.83)
Total from investment operations	(0.76)

DISTRIBUTIONS:
From net investment income	(0.07)
From return of capital	(4.10)
Total distributions	(4.17)

NET (DECREASE) IN NET ASSET VALUE	(4.93)
NET ASSET VALUE, END OF PERIOD	$20.07
TOTAL RETURN(b)	(3.34)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$602

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	12.95	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(c)
Ratio of net investment income to average net assets	1.36	%(c)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
Annual Report | June 30, 2026	107

GraniteShares YieldBOOST CRCL ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period April 27, 2026 (Commencement of Operations) to June 30, 2026
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.06
Net realized and unrealized loss	(1.64)
Total from investment operations	(1.58)

DISTRIBUTIONS:
From net investment income	(0.07)
From return of capital	(3.80)
Total distributions	(3.87)

NET (DECREASE) IN NET ASSET VALUE	(5.45)
NET ASSET VALUE, END OF PERIOD	$19.55
TOTAL RETURN(b)	(7.69)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$978

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	12.27	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(c)
Ratio of net investment income to average net assets	1.50	%(c)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
108	www.graniteshares.com

GraniteShares YieldBOOST Ether ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period April 27, 2026 (Commencement of Operations) to June 30, 2026
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.06
Net realized and unrealized loss	(3.00)
Total from investment operations	(2.94)

DISTRIBUTIONS:
From net investment income	(0.06)
From return of capital	(2.23)
Total distributions	(2.29)

NET (DECREASE) IN NET ASSET VALUE	(5.23)
NET ASSET VALUE, END OF PERIOD	$19.77
TOTAL RETURN(b)	(12.72)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$593

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	14.90	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(c)
Ratio of net investment income to average net assets	1.50	%(c)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
Annual Report | June 30, 2026	109

GraniteShares YieldBOOST Biotech ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period May 4, 2026 (Commencement of Operations) to June 30, 2026
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.06
Net realized and unrealized gain	0.24
Total from investment operations	0.30

DISTRIBUTIONS:
From net investment income	(0.26)
From return of capital	(1.93)
Total distributions	(2.19)

NET (DECREASE) IN NET ASSET VALUE	(1.89)
NET ASSET VALUE, END OF PERIOD	$23.11
TOTAL RETURN(b)	1.35%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$693

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	14.95	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(c)
Ratio of net investment income to average net assets	1.50	%(c)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
110	www.graniteshares.com

GraniteShares YieldBOOST Financials ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period May 4, 2026 (Commencement of Operations) to June 30, 2026
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.06
Net realized and unrealized gain	1.15
Total from investment operations	1.21

DISTRIBUTIONS:
From net investment income	(0.98)
Total distributions	(0.98)

NET INCREASE IN NET ASSET VALUE	0.23
NET ASSET VALUE, END OF PERIOD	$25.23
TOTAL RETURN(b)	4.94%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$757

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	14.21	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(c)
Ratio of net investment income to average net assets	1.44	%(c)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
Annual Report | June 30, 2026	111

GraniteShares YieldBOOST Technology ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period May 4, 2026 (Commencement of Operations) to June 30, 2026
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.06
Net realized and unrealized loss	(0.35)
Total from investment operations	(0.29)

DISTRIBUTIONS:
From net investment income	(0.06)
From return of capital	(1.81)
Total distributions	(1.87)

NET (DECREASE) IN NET ASSET VALUE	(2.16)
NET ASSET VALUE, END OF PERIOD	$22.84
TOTAL RETURN(b)	(1.33)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$685

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	14.67	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(c)
Ratio of net investment income to average net assets	1.49	%(c)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
112	www.graniteshares.com

GraniteShares YieldBOOST 20Y+ Treasuries ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Period May 4, 2026 (Commencement of Operations) to June 30, 2026
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.06
Net realized and unrealized loss	(0.41)
Total from investment operations	(0.35)

DISTRIBUTIONS:
From net investment income	(0.05)
From return of capital	(0.19)
Total distributions	(0.24)

NET (DECREASE) IN NET ASSET VALUE	(0.59)
NET ASSET VALUE, END OF PERIOD	$24.41
TOTAL RETURN(b)	(1.39)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$732

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses to average net assets	14.42	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(c)
Ratio of net investment income to average net assets	1.49	%(c)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on ex-date).
(c)	Annualized.

See Notes to Financial Statements.
Annual Report | June 30, 2026	113

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

1. ORGANIZATION

The GraniteShares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2016. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust is an open-end management investment company currently consisting of eighty-two investment series. This report pertains to the GraniteShares YieldBOOST TSLA ETF (“TSYY”), GraniteShares YieldBOOST QQQ ETF (“TQQY”), GraniteShares YieldBOOST SPY ETF (“YSPY”), GraniteShares YieldBOOST NVDA ETF (“NVYY”), GraniteShares YieldBOOST Bitcoin ETF (“XBTY”), GraniteShares YieldBOOST Coin ETF (“COYY”), GraniteShares YieldBOOST AMD ETF (“AMYY”), GraniteShares YieldBOOST AMZN ETF (“AZYY”), GraniteShares YieldBOOST MSTR ETF (“MTYY”), GraniteShares YieldBOOST PLTR ETF (“PLYY”), GraniteShares YieldBOOST SMCI ETF (“SMYY”), GraniteShares YieldBOOST HOOD ETF (“HOYY”), GraniteShares YieldBOOST META ETF (“FBYY”), GraniteShares YieldBOOST BABA ETF (“BBYY”), GraniteShares YieldBOOST MARA ETF (“MAAY”), GraniteShares YieldBOOST IONQ ETF (“IOYY”), GraniteShares YieldBOOST Semiconductor ETF (“SEMY”), GraniteShares YieldBOOST Gold Miners ETF (“NUGY”), GraniteShares YieldBOOST RGTI ETF (“RGYY”), GraniteShares YieldBOOST QBTS ETF (“QBY”), GraniteShares YieldBOOST RIOT ETF (“RTYY”), GraniteShares YieldBOOST HIMS ETF (“HMYY”), GraniteShares YieldBOOST Single Stock Universe ETF (“YBST”), GraniteShares YieldBOOST Top Yielders ETF (“YBTY”), GraniteShares YieldBOOST MU ETF (“MUYY”), GraniteShares YieldBOOST TSM ETF (“TMYY”), GraniteShares YieldBOOST CRWV ETF (“CWY”), GraniteShares YieldBOOST CRCL ETF (“CRY”), GraniteShares YieldBOOST Ether ETF (“XEY”), GraniteShares YieldBOOST Biotech ETF (“BIOY”), GraniteShares YieldBOOST Financials ETF (“FINY”), GraniteShares YieldBOOST Technology ETF (“TECY”) and GraniteShares YieldBOOST 20Y+ Treasuries ETF (“FIYY”), (each, a “Fund”, and collectively, the “Funds”). TSYY commenced operations on December 17, 2024. TQQY and YSPY commenced operations on February 25, 2025. NVYY and XBTY commenced operations on May 12, 2025. COYY commenced operations on July 28, 2025. AMYY and AZYY commenced operations on September 15, 2025. MTYY and PLYY commenced operations on September 22, 2025. SMYY and HOYY commenced operations on September 29, 2025. FBYY and BBYY commenced operations on October 20, 2025. MAAY and IOYY commenced operations on November 3, 2025. SEMY and NUGY commenced operations on November 17, 2025. RGYY and QBY commenced operations on November 24, 2025. RTYY and HMYY commenced operations on December 1, 2025. YBST and YBTY commenced operations on December 15, 2025. MUYY, TMYY and CWY commenced operations on April 13, 2026. CRY and XEY commenced operations on April 27, 2026. BIOY, FINY, TECY and FIYY commenced operations on May 4, 2026. Each Fund is a non-diversified series of a management investment company under the 1940 Act. The remaining Funds in the Trust are presented separately.

TSYY invests in options that reference the GraniteShares 2x Long TSLA Daily ETF, NVYY invests in options that reference the GraniteShares 2x Long NVDA Daily ETF, COYY invests in options that reference the GraniteShares 2x Long COIN Daily ETF, AMYY invests in options that reference the GraniteShares 2x Long AMD Daily ETF, AZYY invests in options that reference the GraniteShares 2x Long AMZN Daily ETF, PLYY invests in options that reference the GraniteShares 2x Long PLTR Daily ETF, FBYY invests in options that reference the GraniteShares 2x Long META Daily ETF, BBYY invests in options that reference the GraniteShares 2x Long BABA Daily ETF, MAAY invests in options that reference the GraniteShares 2x Long MARA Daily ETF, IOYY invests in options that reference the GraniteShares 2x Long IONQ Daily ETF, MUYY invests in options that reference the GraniteShares 2x Long MU Daily ETF and TMYY invests in options that reference the GraniteShares 2x Long TSM Daily ETF, each of which are affiliated exchange-traded unit investment trusts.

The GraniteShares YieldBOOST TSLA ETF executed a one-for-eight reverse stock split, effective after the close of business on June 1, 2026. On June 2, 2026, shareholders will be deemed to hold one Fund share for every eight Fund shares previously held as of the close of business on June 1, 2026. The reverse stock split did not change the total value of the shareholders’ investment in the Fund.

The GraniteShares YieldBOOST COIN ETF executed a one-for-six reverse stock split, effective after the close of business on June 1, 2026. On June 2, 2026, shareholders will be deemed to hold one Fund share for every six Fund shares previously held as of the close of business on June 1, 2026. The reverse stock split did not change the total value of the shareholders’ investment in the Fund.

The GraniteShares YieldBOOST MSTR ETF executed a one-for-six reverse stock split, effective after the close of business on June 1, 2026. On June 2, 2026, shareholders will be deemed to hold one Fund share for every six Fund shares previously held as of the close of business on June 1, 2026. The reverse stock split did not change the total value of the shareholders’ investment in the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds follows the accounting and reporting guidance in the Accounting Standards Codifications 946, “Financial Services—Investment Companies” issued by the U.S. Financial Accounting Standards Board. In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Funds represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Chief Operation Officer and Treasurer acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation. The CODM monitors the operating results as a whole and the Funds’ long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statements note disclosures only and did not affect the Funds’ financial position or the results of its operations.

114	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.

Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as each Fund is informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds distribute all or substantially all of their net investment income to shareholders in the form of dividends.

Purchased options: When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

Written options: When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds had realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

3. SECURITIES VALUATION

The Funds calculate their net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange Arca, Inc. (“NYSE Arca”) is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

If a market quotation is not readily available, the affected Fund’s portfolio will be valued at fair value for which Trust’s Board of Directors (the “Board”) maintains responsibility under Rule 2a-5. To achieve this purpose, the Board relies on a committee (the “Valuation Committee”) which consists of Trust’s CCO and representatives of the Adviser. As rule 2a-5 went into effect on September 8, 2022, the Board approved new valuation and fair value procedures. One of the requirements is that the Board receives an annual report from the trust’s CCO on the effectiveness of these procedures. Prior to September 8, 2022, if a market quotation was not readily available or was deemed not to reflect market value, the Adviser determined the price of the security held by the Funds based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board.

Fixed income instruments are valued based on prices received from pricing services. The pricing services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the pricing services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments.

Annual Report | June 30, 2026	115

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

The Funds will sell put options contracts, either directly or through swap contracts, on the Underlying ETF and for which it will receive a premium. The Funds’ participation in a potential increase in the price of the Underlying ETF’s only applies if the Funds sell in-the-money put options contracts. The put options contracts sold by the Funds may vary in regard to their strike prices from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month. Flexible Exchange (“FLEX”) Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. The Funds may sell put options contracts that are based on the value of the price returns of the Underlying ETF. Exhange-listed options contracts are guaranteed by the Options Clearing Corporations (“OCC”).

Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of the last bid and asked prices, if available, and otherwise at the closing bid price. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. U.S. Treasury securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes. In each of these situations, valuations are typically categorized as Level2 in the fair value hierarchy.

Exchange traded equity and bond futures contracts are generally valued at the official futures settlement price. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of each Fund net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” A variety of factors may be considered in determining the fair value of such securities.

Valuing each Fund’s investment using fair value pricing will result in using prices for those investments that may differ from current market valuations.

4. FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

The hierarchy classification of inputs used to value each Fund’s investments at June 30, 2026 were as follows:

GraniteShares YieldBOOST TSLA ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$296,270	$–	$296,270
United States Treasury Obligations	–	65,160,259	–	65,160,259
Total	$–	$65,456,529	$–	$65,456,529

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(729,841)	–	(729,841)
Total	$–	$(729,841)	$–	$(729,841)

GraniteShares YieldBOOST QQQ ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$5,657	$–	$5,657
United States Treasury Obligations	–	2,885,031	–	2,885,031
Total	$–	$2,890,688	$–	$2,890,688

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(10,402)	–	(10,402)
Total	$–	$(10,402)	$–	$(10,402)

GraniteShares YieldBOOST SPY ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$4,191	$–	$4,191
United States Treasury Obligations	–	6,264,192	–	6,264,192
Total	$–	$6,268,383	$–	$6,268,383

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(8,886)	–	(8,886)
Total	$–	$(8,886)	$–	$(8,886)

GraniteShares YieldBOOST NVDA ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$43,479	$–	$43,479
United States Treasury Obligations	–	16,924,418	–	16,924,418
Total	$–	$16,967,897	$–	$16,967,897

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(146,196)	–	(146,196)
Total	$–	$(146,196)	$–	$(146,196)

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GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

GraniteShares YieldBOOST Bitcoin ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$105,794	$–	$105,794
United States Treasury Obligations	–	9,323,031	–	9,323,031
Total	$–	$9,428,825	$–	$9,428,825

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(265,870)	–	(265,870)
Total	$–	$(265,870)	$–	$(265,870)

GraniteShares YieldBOOST COIN ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$299,940	$–	$299,940
United States Treasury Obligations	–	16,895,806	–	16,895,806
Total	$–	$17,195,746	$–	$17,195,746

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(745,150)	–	(745,150)
Total	$–	$(745,150)	$–	$(745,150)

GraniteShares YieldBOOST AMD ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$13,280	$–	$13,280
United States Treasury Obligations	–	2,993,395	–	2,993,395
Total	$–	$3,006,675	$–	$3,006,675

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(24,173)	–	(24,173)
Total	$–	$(24,173)	$–	$(24,173)

GraniteShares YieldBOOST AMZN ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$1,127	$–	$1,127
United States Treasury Obligations	–	1,289,508	–	1,289,508
Total	$–	$1,290,635	$–	$1,290,635

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(4,527)	–	(4,527)
Total	$–	$(4,527)	$–	$(4,527)

GraniteShares YieldBOOST MSTR ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$105,906	$–	$105,906
United States Treasury Obligations	–	1,289,508	–	1,289,508
Total	$–	$1,395,414	$–	$1,395,414

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GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(164,465)	–	(164,465)
Total	$–	$(164,465)	$–	$(164,465)

GraniteShares YieldBOOST PLTR ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$568	$–	$568
United States Treasury Obligations	–	2,983,857	–	2,983,857
Total	$–	$2,984,425	$–	$2,984,425

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(4,067)	–	(4,067)
Total	$–	$(4,067)	$–	$(4,067)

GraniteShares YieldBOOST SMCI ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$753,897	$–	$753,897
United States Treasury Obligations	–	5,266,394	–	5,266,394
Total	$–	$6,020,291	$–	$6,020,291

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(1,140,412)	–	(1,140,412)
Total	$–	$(1,140,412)	$–	$(1,140,412)

GraniteShares YieldBOOST HOOD ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$37,840	$–	$37,840
United States Treasury Obligations	–	6,076,077	–	6,076,077
Total	$–	$6,113,917	$–	$6,113,917

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(76,890)	–	(76,890)
Total	$–	$(76,890)	$–	$(76,890)

GraniteShares YieldBOOST META ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$381	$–	$381
United States Treasury Obligations	–	198,606	–	198,606
Total	$–	$198,987	$–	$198,987

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(1,336)	–	(1,336)
Total	$–	$(1,336)	$–	$(1,336)

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GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

GraniteShares YieldBOOST BABA ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$2,197	$–	$2,197
United States Treasury Obligations	–	596,770	–	596,770
Total	$–	$598,967	$–	$598,967

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(10,953)	–	(10,953)
Total	$–	$(10,953)	$–	$(10,953)

GraniteShares YieldBOOST MARA ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$28,521	$–	$28,521
United States Treasury Obligations	–	997,798	–	997,798
Total	$–	$1,026,319	$–	$1,026,319

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(63,823)		(63,823)
Total	$–	$(63,823)	$–	$(63,823)

GraniteShares YieldBOOST IONQ ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$69,270	$–	$69,270
United States Treasury Obligations	–	3,991,194		3,991,194
Total	$–	$4,060,464	$–	$4,060,464

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(140,769)		(140,769)
Total	$–	$(140,769)	$–	$(140,769)

GraniteShares YieldBOOST Semiconductor ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$827,885	$–	$827,885
United States Treasury Obligations	–	28,298,953	–	28,298,953
Total	$–	$29,126,838	$–	$29,126,838

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(1,210,057)	–	(1,210,057)
Total	$–	$(1,210,057)	$–	$(1,210,057)

GraniteShares YieldBOOST Gold Miners ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$37,451	$–	$37,451
United States Treasury Obligations	–	6,981,726	–	6,981,726
Total	$–	$7,019,177	$–	$7,019,177

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GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(102,343)	–	(102,343)
Total	$–	$(102,343)	$–	$(102,343)

GraniteShares YieldBOOST RGTI ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$35,716	$–	$35,716
United States Treasury Obligations	–	1,195,450	–	1,195,450
Total	$–	$1,231,166	$–	$1,231,166

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(68,793)	–	(68,793)
Total	$–	$(68,793)	$–	$(68,793)

GraniteShares YieldBOOST QBTS ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$30,573	–	$30,573
United States Treasury Obligations	–	792,516	–	792,516
Total	$–	$823,089	$–	$823,089

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(48,040)	–	(48,040)
Total	$–	$(48,040)	$–	$(48,040)

GraniteShares YieldBOOST RIOT ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$73,458	$–	$73,458
United States Treasury Obligations	–	1,995,596	–	1,995,596
Total	$–	$2,069,054	$–	$2,069,054

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(140,522)	–	(140,522)
Total	$–	$(140,522)	$–	$(140,522)

GraniteShares YieldBOOST HIMS ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$6,047	$–	$6,047
United States Treasury Obligations	–	496,991	–	496,991
Total	$–	$503,038	$–	$503,038

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(10,853)	–	(10,853)
Total	$–	$(10,853)	$–	$(10,853)

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GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

GraniteShares YieldBOOST Single Stock Universe ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,779,089	$–	$–	$1,779,089
Total	$1,779,089	$–	$–	$1,779,089

GraniteShares YieldBOOST TopYielders ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,506,055	$–	$–	$2,506,055
Total	$2,506,055	$–	$–	$2,506,055

GraniteShares YieldBOOST MU ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$325,965	$–	$325,965
United States Treasury Obligations	–	5,340,422	–	5,340,422
Total	$–	$5,666,387	$–	$5,666,387

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(505,420)	–	(505,420)
Total	$–	$(505,420)	$–	$(505,420)

GraniteShares YieldBOOST TSM ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$6,364	$–	$6,364
United States Treasury Obligations	–	399,119	–	399,119
Total	$–	$405,483	$–	$405,483

Other Financial Instruments Liabilities	Level 1	Level 2	Level 3	Total
Written Options	–	(12,624)	–	(12,624)
Total	$–	$(12,624)	$–	$(12,624)

GraniteShares YieldBOOST CRWV ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$16,123	$–	$16,123
United States Treasury Obligations	–	399,118	–	399,118
Total	$–	$415,241	$–	$415,241

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(24,519)	–	(24,519)
Total	$–	$(24,519)	$–	$(24,519)

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GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

GraniteShares YieldBOOST CRCL ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$278,129	$–	$278,129
United States Treasury Obligations	–	395,304	–	395,304
Total	$–	$673,433	$–	$673,433

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(331,271)	–	(331,271)
Total	$–	$(331,271)	$–	$(331,271)

GraniteShares YieldBOOST Ether ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$23,579	$–	$23,579
United States Treasury Obligations	–	395,304	–	395,304
Total	$–	$418,883	$–	$418,883

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(38,338)	–	(38,338)
Total	$–	$(38,338)	$–	$(38,338)

GraniteShares YieldBOOST Biotech ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$10,785	$–	$10,785
United States Treasury Obligations	–	395,304	–	395,304
Total	$–	$406,089	$–	$406,089

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(22,172)	–	(22,172)
Total	$–	$(22,172)	$–	$(22,172)

GraniteShares YieldBOOST Financials ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$1,656	$–	$1,656
United States Treasury Obligations	–	395,304	–	395,304
Total	$–	$396,960	$–	$396,960

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(6,008)	–	(6,008)
Total	$–	$(6,008)	$–	$(6,008)

GraniteShares YieldBOOST Technology ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$5,599	$–	$5,599
United States Treasury Obligations	–	395,304	–	395,304
Total	$–	$400,903	$–	$400,903

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GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(9,955)	–	(9,955)
Total	$–	$(9,955)	$–	$(9,955)

GraniteShares YieldBOOST 20Y+ Treasuries ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$419	$–	$419
United States Treasury Obligations	–	395,304	–	395,304
Total	$–	$395,723	$–	$395,723

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	–	(4,563)	–	(4,563)
Total	$–	$(4,563)	$–	$(4,563)

Written Options are presented at value on the instrument.

As of June 30, 2026, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3.

5. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund.

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GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

The purchases, sales, dividend income, realized gains or losses, change in unrealized gains or losses, shares and value of investments in affiliated companies for GraniteShares YieldBOOST Single Stock Universe ETF for the year ended June 30, 2026 were as follows:

Security Name	Fair Value as of June 30, 2025	Purchases	Sales	Fair Value as of June 30, 2026	Share Balance as of June 30, 2026	Dividends	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
GraniteShares YieldBOOST AMD ETF	$—	$223,399	$(84,032)	$84,485	5,337	$17,883	$(3,864)	$(3,791)
GraniteShares YieldBOOST AMZN ETF	—	224,902	(95,809)	84,527	5,550	3,937	(8,696)	(5,501)
GraniteShares YieldBOOST BABA ETF	—	240,532	(63,355)	84,171	8,823	5,206	(34,242)	(5,654)
GraniteShares YieldBOOST COIN ETF	—	271,068	(42,972)	84,872	4,723	7,931	(45,117)	(28,366)
GraniteShares YieldBOOST CRCL ETF	—	84,733	—	84,711	4,322	—	(22)	—
GraniteShares YieldBOOST CRWV ETF	—	84,719	—	84,697	4,218	—	(22)	—
GraniteShares YieldBOOST HIMS ETF	—	289,482	(58,240)	84,675	12,062	7,206	(35,370)	(51,855)
GraniteShares YieldBOOST HOOD ETF	—	268,620	(49,110)	84,318	14,950	8,029	(47,180)	(19,925)
GraniteShares YieldBOOST IONQ ETF	—	249,324	(48,426)	84,720	10,294	8,379	(30,747)	(10,231)
GraniteShares YieldBOOST MARA ETF	—	251,029	(46,831)	84,937	12,811	7,816	(31,750)	(15,947)
GraniteShares YieldBOOST META ETF	—	227,692	(69,378)	84,227	7,150	3,181	(33,135)	(10,770)
GraniteShares YieldBOOST MSTR ETF	—	252,934	(34,154)	84,722	4,392	7,352	(53,247)	(12,861)
GraniteShares YieldBOOST MU ETF	—	84,994	—	84,976	3,554	—	(18)	—
GraniteShares YieldBOOST NVDA ETF	—	219,992	(77,235)	84,620	6,663	9,571	(4,563)	(1,767)
GraniteShares YieldBOOST PLTR ETF	—	254,689	(52,767)	84,278	9,577	6,112	(47,771)	(18,148)
GraniteShares YieldBOOST QBTS ETF	—	255,836	(45,471)	85,707	10,414	7,803	(37,552)	(14,801)
GraniteShares YieldBOOST RGTI ETF	—	262,447	(46,134)	85,474	10,765	7,952	(43,874)	(13,692)
GraniteShares YieldBOOST RIOT ETF	—	234,314	(62,632)	85,045	7,195	8,309	(5,506)	(5,338)
GraniteShares YieldBOOST SMCI ETF	—	225,762	(45,146)	84,144	11,818	7,562	(13,941)	(7,363)
GraniteShares YieldBOOST TSLA ETF	—	242,601	(48,556)	84,625	3,618	7,659	(28,859)	(18,296)
GraniteShares YieldBOOST TSM ETF	—	85,175	—	85,158	3,386	—	(16)	—
	$—	$4,534,244	$(970,248)	$1,779,089	$131,888		$(505,492)	$(244,306)

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GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

The purchases, sales, dividend income, realized gains or losses, change in unrealized gains or losses, shares and value of investments in affiliated companies for GraniteShares YieldBOOST TopYielders ETF for the year ended June 30, 2026 were as follows:

Security Name	Fair Value as of June 30, 2025	Purchases	Sales	Fair Value as of June 30, 2026	Share Balance as of June 30, 2026	Dividends	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
GraniteShares YieldBOOST COIN ETF	$—	$1,630,017	$(564,958)	$313,145	17,426	$33,331	$(42,163)	$(346,443)
GraniteShares YieldBOOST HOOD ETF	—	1,622,154	(575,008)	311,080	55,156	33,758	(92,526)	(290,024)
GraniteShares YieldBOOST IONQ ETF	—	1,525,229	(556,694)	312,559	37,978	35,186	(78,026)	(187,916)
GraniteShares YieldBOOST MU ETF	—	313,550	—	313,484	13,111	—	(66)	—
GraniteShares YieldBOOST QBTS ETF	—	314,484	—	316,213	38,422	—	1,729	—
GraniteShares YieldBOOST RGTI ETF	—	315,560	—	315,361	39,718	—	(199)	—
GraniteShares YieldBOOST RIOT ETF	—	313,906	—	313,774	26,546	—	(132)	—
GraniteShares YieldBOOST SMCI ETF	—	1,381,749	(586,944)	310,439	43,601	32,057	(31,272)	(60,087)
GraniteShares YieldBOOST TSLA ETF	—	1,457,825	(907,318)		31,973		(1)	(224,932)
	$—	$8,874,474	$(3,190,922)	$2,506,055	$166,305		$(242,656)	$(1,109,402)

6. ADVISORY AND OTHER AGREEMENTS

GraniteShares Advisors LLC (the “Adviser”), the investment adviser to the Funds, is a Delaware limited Liability Company located at 205 Hudson Street, 7th Floor, New York, NY 10013. The Adviser provides investment advisory services to exchange-traded funds. The Adviser serves as investment adviser to the Funds with overall responsibility for the portfolio management of the Funds, subject to the supervision of the Board of Trustees (the “Board”) of the Trust.

For its services on the GraniteShares YieldBOOST Single Stock Universe ETF and GraniteShares YieldBOOST Top Yielders ETF funds, the Adviser receives a fee that is equal to 0.29% of the average daily net assets of the Funds, calculated daily and paid monthly. For its services on the remaining GraniteShares YieldBOOST funds, the Adviser receives a fee that is equal to 0.99% of the average daily net assets of the Funds, calculated daily and paid monthly. Pursuant to the Advisory Agreement, the Funds are responsible for substantially all its expenses.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses to 0.50% for the GraniteShares YieldBOOST Single Stock Universe ETF and GraniteShares YieldBOOST Top Yielders ETF funds and to 1.15% for the remaining GrainteShares YieldBOOST funds. The expense limitation remains in effect until December 31, 2026, after which they may be terminated or revised.

The expense limitation does not cover the following items that remain expenses of the Fund: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of counsel to the Independent Trustees; (iv) extraordinary expenses; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) interest and taxes of any kind or nature; (vii) any fees and expenses related to the provision of securities lending services; and (viii) the advisory fee payable to the Adviser under the Advisory Agreement.

This contractual arrangement may only be changed or eliminated by or with the consent of the Funds’ Board of Trustees.

126	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

GraniteShares Advisors LLC may request recoupment of previously waived fees and paid expenses from the Funds for three years from the date such fees and expenses were waived or paid, if such reimbursement will not cause the Fund’s total expense ratio to exceed the expense limitation in place at the time of the waiver and/or expense payment and the expense limitation in place at the time of the recoupment. As of the year ended June 30, 2026, the Advisor may seek reimbursement of previously waived and reimbursed fees as follows:

Fund	Expires 6/30/2028		Expires 6/30/2029		Total
GraniteShares YieldBOOST TSLA ETF	$	N/A	$	N/A	N/A
GraniteShares YieldBOOST QQQ ETF		23,216		28,360	$51,576
GraniteShares YieldBOOST SPY ETF		22,628		19,904	42,532
GraniteShares YieldBOOST NVDA ETF		N/A		N/A	N/A
GraniteShares YieldBOOST Bitcoin ETF		4,738		16,306	21,044
GraniteShares YieldBOOST COIN ETF		N/A		N/A	N/A
GraniteShares YieldBOOST AMD ETF		N/A		23,911	23,911
GraniteShares YieldBOOST AMZN ETF		N/A		31,324	31,324
GraniteShares YieldBOOST MSTR ETF		N/A		30,194	30,194
GraniteShares YieldBOOST PLTR ETF		N/A		28,418	28,418
GraniteShares YieldBOOST SMCI ETF		N/A		23,096	23,096
GraniteShares YieldBOOST HOOD ETF		N/A		18,193	18,193
GraniteShares YieldBOOST META ETF		N/A		30,270	30,270
GraniteShares YieldBOOST BABA ETF		N/A		29,724	29,724
GraniteShares YieldBOOST MARA ETF		N/A		27,190	27,190
GraniteShares YieldBOOST IONQ ETF		N/A		23,818	23,818
GraniteShares YieldBOOST Semiconductor ETF		N/A		N/A	N/A
GraniteShares YieldBOOST Gold Miners ETF		N/A		18,990	18,990
GraniteShares YieldBOOST RGTI ETF		N/A		26,735	26,735
GraniteShares YieldBOOST QBTS ETF		N/A		27,281	27,281
GraniteShares YieldBOOST RIOT ETF		N/A		23,603	23,603
GraniteShares YieldBOOST HIMS ETF		N/A		26,252	26,252
GraniteShares YieldBOOST Single Stock Universe ETF		N/A		26,697	26,697
GraniteShares YieldBOOST TopYielders ETF		N/A		24,102	24,102
GraniteShares YieldBOOST MU ETF		N/A		15,877	15,877
GraniteShares YieldBOOST TSM ETF		N/A		17,045	17,045
GraniteShares YieldBOOST CRWV ETF		N/A		16,889	16,889
GraniteShares YieldBOOST CRCL ETF		N/A		16,522	16,522
GraniteShares YieldBOOST Ether ETF		N/A		16,725	16,725
GraniteShares YieldBOOST Biotech ETF		N/A		15,366	15,366
GraniteShares YieldBOOST Financials ETF		N/A		15,359	15,359
GraniteShares YieldBOOST Technology ETF		N/A		15,367	15,367
GraniteShares YieldBOOST 20Y+ Treasuries ETF		N/A		15,290	15,290

Recoupment of previously waived fees for the year ended June 30, 2026, if any, are disclosed on the Fund’s Statements of Operations.

The Adviser is the only related party involved with the operations of the Fund.

ALPS Fund Services, Inc. (“AFS”) serves as the Funds’ Administrator, and Accounting Agent pursuant to the Fund Administration and Accounting Agreement. Brown Brothers Harriman & Co serves as the Funds’ Custodian and Transfer Agent pursuant to the Custodian and Transfer Agent Agreement. The Funds’ have a fee agreement with its custodian, Brown Brothers Harriman & Co, which provides for custody fees to be reduced by Create/Redeem credits received by the custodian from Authorized Participants. These amounts are shown as a reduction of expenses, “Fees paid indirectly”, on the Statement of Operations.

ALPS Distributors, Inc. (“Distributor”) serves as the Funds’ distributor. The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to a maximum annual rate of 0.25% of its average net assets in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. No distribution fees are currently charged to the Funds; there are no plans to impose these fees.

Annual Report | June 30, 2026	127

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

7. SHARE TRANSACTIONS

Shares of the Funds are listed and traded on Nasdaq. Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed for cash. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of a Creation Unit. The standard fixed transaction fee for each Fund is $250, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. There were no variable fees received during the year. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

8. INVESTMENT TRANSACTIONS

During the period ended June 30, 2026, the cost of purchases and proceeds from sales of investment securities, excluding short-term securities and in-kind transactions, were as follows:

Fund	Purchases	Sales
GraniteShares YieldBOOST Single Stock Universe ETF	$4,534,242	$970,248
GraniteShares YieldBOOST TopYielders ETF	8,874,474	3,190,923

9. VALUATION OF DERIVATIVE INSTRUMENTS

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations. The Funds use derivative instruments as part of their principal investment strategies to achieve their investment objectives.

The following is the location and fair values of the Funds’ derivative investments disclosed, if any, in the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2026:

Risk Exposure	Asset Location	Fair Value	Liability Location	Fair Value
GraniteShares YieldBOOST TSLA ETF
Equity Contracts (Purchased Options Contracts)	Investments, at value	$296,270	Purchased Options, at value	$–
Equity Contracts (Written Options Contracts)	Written Options, at value	$–	Written Options, at value	$(729,841)
Total		$296,270		$(729,841)

GraniteShares YieldBOOST QQQ ETF
Equity Contracts (Purchased Options Contracts)	Investments, at value	$5,657	Purchased Options, at value	$–
Equity Contracts (Written Options Contracts)	Written Options, at value	$–	Written Options, at value	$(10,402)
Total		$5,657		$(10,402)

128	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

Risk Exposure	Asset Location	Fair Value	Liability Location	Fair Value
GraniteShares YieldBOOST SPY ETF
Equity Contracts (Purchased Options Contracts)	Investments, at value	$4,191	Purchased Options, at value	$-
Equity Contracts (Written Options Contracts)	Written Options, at value	$-	Written Options, at value	$(8,886)
Total		$4,191		$(8,886)

GraniteShares YieldBOOST NVDA ETF
Equity Contracts (Purchased Options Contracts)	Investments, at value	$43,479	Purchased Options, at value	$-
Equity Contracts (Written Options Contracts)	Written Options, at value	$-	Written Options, at value	$(146,196)
Total		$43,479		$(146,196)

GraniteShares YieldBOOST Bitcoin ETF
Equity Contracts (Purchased Options Contracts)	Investments, at value	$105,794	Purchased Options, at value	$-
Equity Contracts (Written Options Contracts)	Written Options, at value	$-	Written Options, at value	$(265,870)
Total		$105,794		$(265,870)

GraniteShares YieldBOOST COIN ETF
Equity Contracts (Purchased Options Contracts)	Investments, at value	$299,940	Purchased Options, at value	$-
Equity Contracts (Written Options Contracts)	Written Options, at value	$-	Written Options, at value	$(745,150)
Total		$299,940		$(745,150)

GraniteShares YieldBOOST AMD ETF
Equity Contracts (Purchased Options Contracts)	Investments, at value	$13,280	Purchased Options, at value	$-
Equity Contracts (Written Options Contracts)	Written Options, at value	$-	Written Options, at value	$(24,173)
Total		$13,280		$(24,173)

GraniteShares YieldBOOST AMZN ETF
Equity Contracts (Purchased Options Contracts)	Investments, at value	$1,127	Purchased Options, at value	$-
Equity Contracts (Written Options Contracts)	Written Options, at value	$-	Written Options, at value	$(4,527)
Total		$1,127		$(4,527)

GraniteShares YieldBOOST MSTR ETF
Equity Contracts (Purchased Options Contracts)	Investments, at value	$105,906	Purchased Options, at value	$-
Equity Contracts (Written Options Contracts)	Written Options, at value	$-	Written Options, at value	$(164,465)
Total		$105,906		$(164,465)

Annual Report | June 30, 2026	129

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

Risk Exposure	Asset Location	Fair Value	Liability Location	Fair Value
GraniteShares YieldBOOST PLTR ETF
Equity Contracts (Purchased Options Contracts)	Investments, at value	$568	Purchased Options, at value	$-
Equity Contracts (Written Options Contracts)	Written Options, at value	$-	Written Options, at value	$(4,067)
Total		$568		$(4,067)

GraniteShares YieldBOOST SMCI ETF
Equity Contracts (Purchased Options Contracts)	Investments, at value	$753,897	Purchased Options, at value	$-
Equity Contracts (Written Options Contracts)	Written Options, at value	$-	Written Options, at value	$(1,140,412)
Total		$753,897		$(1,140,412)

GraniteShares YieldBOOST HOOD ETF
Equity Contracts (Purchased Options Contracts)	Investments, at value	$37,840	Purchased Options, at value	$-
Equity Contracts (Written Options Contracts)	Written Options, at value	$-	Written Options, at value	$(76,890)
Total		$37,840		$(76,890)

GraniteShares YieldBOOST META ETF
Equity Contracts (Purchased Options Contracts)	Investments, at value	$381	Purchased Options, at value	$-
Equity Contracts (Written Options Contracts)	Written Options, at value	$-	Written Options, at value	$(1,336)
Total		$381		$(1,336)

GraniteShares YieldBOOST BABA ETF
Equity Contracts (Purchased Options Contracts)	Investments, at value	$2,197	Purchased Options, at value	$-
Equity Contracts (Written Options Contracts)	Written Options, at value	$-	Written Options, at value	$(10,953)
Total		$2,197		$(10,953)

GraniteShares YieldBOOST MARA ETF
Equity Contracts (Purchased Options Contracts)	Investments, at value	$28,521	Purchased Options, at value	$-
Equity Contracts (Written Options Contracts)	Written Options, at value	$-	Written Options, at value	$(63,823)
Total		$28,521		$(63,823)

GraniteShares YieldBOOST IONQ ETF
Equity Contracts (Purchased Options Contracts)	Investments, at value	$69,270	Purchased Options, at value	$-
Equity Contracts (Written Options Contracts)	Written Options, at value	$-	Written Options, at value	$(140,769)
Total		$69,270		$(140,769)

GraniteShares YieldBOOST Semiconductor ETF
Equity Contracts (Purchased Options Contracts)	Investments, at value	$827,885	Purchased Options, at value	$-
Equity Contracts (Written Options Contracts)	Written Options, at value	$-	Written Options, at value	$(1,210,057)
Total		$827,885		$(1,210,057)

130	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

Risk Exposure	Asset Location	Fair Value	Liability Location	Fair Value
GraniteShares YieldBOOST Gold Miners ETF
Equity Contracts (Purchased Options Contracts)	Investments, at value	$37,451	Purchased Options, at value	$-
Equity Contracts (Written Options Contracts)	Written Options, at value	$-	Written Options, at value	$(102,343)
Total		$37,451		$(102,343)

GraniteShares YieldBOOST RGTI ETF
Equity Contracts (Purchased Options Contracts)	Investments, at value	$35,716	Purchased Options, at value	$-
Equity Contracts (Written Options Contracts)	Written Options, at value	$-	Written Options, at value	$(68,793)
Total		$35,716		$(68,793)

GraniteShares YieldBOOST QBTS ETF
Equity Contracts (Purchased Options Contracts)	Investments, at value	$30,573	Purchased Options, at value	$-
Equity Contracts (Written Options Contracts)	Written Options, at value	$-	Written Options, at value	$(48,040)
Total		$30,573		$(48,040)

GraniteShares YieldBOOST RIOT ETF
Equity Contracts (Purchased Options Contracts)	Investments, at value	$73,458	Purchased Options, at value	$-
Equity Contracts (Written Options Contracts)	Written Options, at value	$-	Written Options, at value	$(140,522)
Total		$73,458		$(140,522)

GraniteShares YieldBOOST HIMS ETF
Equity Contracts (Purchased Options Contracts)	Investments, at value	$6,047	Purchased Options, at value	$-
Equity Contracts (Written Options Contracts)	Written Options, at value	$-	Written Options, at value	$(10,853)
Total		$6,047		$(10,853)

GraniteShares YieldBOOST MU ETF
Equity Contracts (Purchased Options Contracts)	Investments, at value	$325,965	Purchased Options, at value	$-
Equity Contracts (Written Options Contracts)	Written Options, at value	$-	Written Options, at value	$(505,420)
Total		$325,965		$(505,420)

GraniteShares YieldBOOST TSM ETF
Equity Contracts (Purchased Options Contracts)	Investments, at value	$6,364	Purchased Options, at value	$-
Equity Contracts (Written Options Contracts)	Written Options, at value	$-	Written Options, at value	$(12,624)
Total		$6,364		$(12,624)

GraniteShares YieldBOOST CRWV ETF
Equity Contracts (Purchased Options Contracts)	Investments, at value	$16,123	Purchased Options, at value	$-
Equity Contracts (Written Options Contracts)	Written Options, at value	$-	Written Options, at value	$(24,519)
Total		$16,123		$(24,519)

Annual Report | June 30, 2026	131

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

Risk Exposure	Asset Location	Fair Value	Liability Location	Fair Value
GraniteShares YieldBOOST CRCL ETF
Equity Contracts (Purchased Options Contracts)	Investments, at value	$278,129	Purchased Options, at value	$-
Equity Contracts (Written Options Contracts)	Written Options, at value	$-	Written Options, at value	$(331,271)
Total		$278,129		$(331,271)

GraniteShares YieldBOOST Ether ETF
Equity Contracts (Purchased Options Contracts)	Investments, at value	$23,579	Purchased Options, at value	$-
Equity Contracts (Written Options Contracts)	Written Options, at value	$-	Written Options, at value	$(38,338)
Total		$23,579		$(38,338)

GraniteShares YieldBOOST Biotech ETF
Equity Contracts (Purchased Options Contracts)	Investments, at value	$10,785	Purchased Options, at value	$-
Equity Contracts (Written Options Contracts)	Written Options, at value	$-	Written Options, at value	$(22,172)
Total		$10,785		$(22,172)

GraniteShares YieldBOOST Financials ETF
Equity Contracts (Purchased Options Contracts)	Investments, at value	$1,656	Purchased Options, at value	$-
Equity Contracts (Written Options Contracts)	Written Options, at value	$-	Written Options, at value	$(6,008)
Total		$1,656		$(6,008)

GraniteShares YieldBOOST Technology ETF
Equity Contracts (Purchased Options Contracts)	Investments, at value	$5,599	Purchased Options, at value	$-
Equity Contracts (Written Options Contracts)	Written Options, at value	$-	Written Options, at value	$(9,955)
Total		$5,599		$(9,955)

GraniteShares YieldBOOST 20Y+ Treasuries ETF
Equity Contracts (Purchased Options Contracts)	Investments, at value	$419	Purchased Options, at value	$-
Equity Contracts (Written Options Contracts)	Written Options, at value	$-	Written Options, at value	$(4,563)
Total		$419		$(4,563)

132	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

The following is the location and the effect of derivative investments, if any, on the Funds’ Statement of Operations, categorized by primary market risk exposure during the year ended June 30, 2026:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
GraniteShares YieldBOOST TSLA ETF
Equity Contracts (Purchased Options)	Investments	(126,481,438)	(684,124)
Equity Contracts (Written Options)	Options contracts	85,936,620	1,578,965
Total		$(40,544,818)	$894,841

GraniteShares YieldBOOST QQQ ETF
Equity Contracts (Purchased Options)	Investments	(3,235,687)	(116,145)
Equity Contracts (Written Options)	Options contracts	3,100,933	161,521
Total		$(134,754)	$45,376

GraniteShares YieldBOOST SPY ETF
Equity Contracts (Purchased Options)	Investments	(4,682,763)	(41,675)
Equity Contracts (Written Options)	Options contracts	6,122,395	86,186
Total		$1,439,632	$44,511

GraniteShares YieldBOOST NVDA ETF
Equity Contracts (Purchased Options)	Investments	(31,316,326)	(231,044)
Equity Contracts (Written Options)	Options contracts	35,495,384	440,825
Total		$4,179,058	$209,781

GraniteShares YieldBOOST Bitcoin ETF
Equity Contracts (Purchased Options)	Investments	5,287,209	(113,543)
Equity Contracts (Written Options)	Options contracts	(29,748,744)	43,568
Total		$(24,461,535)	$(69,975)

GraniteShares YieldBOOST COIN ETF
Equity Contracts (Purchased Options)	Investments	5,636,968	(280,215)
Equity Contracts (Written Options)	Options contracts	(71,156,761)	150,980
Total		$(65,519,793)	$(129,235)

GraniteShares YieldBOOST AMD ETF
Equity Contracts (Purchased Options)	Investments	(675,707)	(318,681)
Equity Contracts (Written Options)	Options contracts	2,050,583	472,377
Total		$1,374,876	$153,696

Annual Report | June 30, 2026	133

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
GraniteShares YieldBOOST AMZN ETF
Equity Contracts (Purchased Options)	Investments	(298,612)	(16,159)
Equity Contracts (Written Options)	Options contracts	(38,451)	42,391
Total		$(337,063)	$26,232

GraniteShares YieldBOOST MSTR ETF
Equity Contracts (Purchased Options)	Investments	1,005,505	18,706
Equity Contracts (Written Options)	Options contracts	(3,543,899)	(54,057)
Total		$(2,538,394)	$(35,351)

GraniteShares YieldBOOST PLTR ETF
Equity Contracts (Purchased Options)	Investments	754,287	(45,839)
Equity Contracts (Written Options)	Options contracts	(3,236,620)	78,550
Total		$(2,482,333)	$32,711

GraniteShares YieldBOOST SMCI ETF
Equity Contracts (Purchased Options)	Investments	7,047,182	285,788
Equity Contracts (Written Options)	Options contracts	(11,922,251)	(502,164)
Total		$(4,875,069)	$(216,376)

GraniteShares YieldBOOST HOOD ETF
Equity Contracts (Purchased Options)	Investments	1,986,223	(215,452)
Equity Contracts (Written Options)	Options contracts	(14,649,853)	296,672
Total		$(12,663,630)	$81,220

GraniteShares YieldBOOST META ETF
Equity Contracts (Purchased Options)	Investments	101,577	(1,049)
Equity Contracts (Written Options)	Options contracts	(336,111)	2,858
Total		$(234,534)	$1,809

GraniteShares YieldBOOST BABA ETF
Equity Contracts (Purchased Options)	Investments	(51,236)	(4,037)
Equity Contracts (Written Options)	Options contracts	(358,156)	3,173
Total		$(409,392)	$(864)

134	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
GraniteShares YieldBOOST MARA ETF
Equity Contracts (Purchased Options)	Investments	(2,071,000)	(129,860)
Equity Contracts (Written Options)	Options contracts	386,910	156,610
Total		$(1,684,090)	$26,750

GraniteShares YieldBOOST IONQ ETF
Equity Contracts (Purchased Options)	Investments	(1,551,089)	(305,876)
Equity Contracts (Written Options)	Options contracts	(1,405,009)	373,275
Total		$(2,956,098)	$67,399

GraniteShares YieldBOOST Semiconductor ETF
Equity Contracts (Purchased Options)	Investments	(33,744,196)	(5,161,700)
Equity Contracts (Written Options)	Options contracts	53,423,413	6,703,453
Total		$19,679,217	$1,541,753

GraniteShares YieldBOOST Gold Miners ETF
Equity Contracts (Purchased Options)	Investments	5,721,826	(86,660)
Equity Contracts (Written Options)	Options contracts	(7,952,928)	114,251
Total		$(2,231,102)	$27,591

GraniteShares YieldBOOST RGTI ETF
Equity Contracts (Purchased Options)	Investments	(269,583)	(128,599)
Equity Contracts (Written Options)	Options contracts	(728,842)	155,150
Total		$(998,425)	$26,551

GraniteShares YieldBOOST QBTS ETF
Equity Contracts (Purchased Options)	Investments	(187,388)	(141,582)
Equity Contracts (Written Options)	Options contracts	(469,048)	178,371
Total		$(656,436)	$36,789

GraniteShares YieldBOOST RIOT ETF
Equity Contracts (Purchased Options)	Investments	(1,621,460)	(119,231)
Equity Contracts (Written Options)	Options contracts	1,472,231	127,844
Total		$(149,229)	$8,613

Annual Report | June 30, 2026	135

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
GraniteShares YieldBOOST HIMS ETF
Equity Contracts (Purchased Options)	Investments	282,017	(32,936)
Equity Contracts (Written Options)	Options contracts	(1,013,697)	43,894
Total		$(731,680)	$10,958

GraniteShares YieldBOOST MU ETF
Equity Contracts (Purchased Options)	Investments	(2,281,285)	(908,556)
Equity Contracts (Written Options)	Options contracts	2,753,150	1,104,656
Total		$471,865	$196,100

GraniteShares YieldBOOST TSM ETF
Equity Contracts (Purchased Options)	Investments	(186,553)	(8,351)
Equity Contracts (Written Options)	Options contracts	329,922	14,900
Total		$143,369	$6,549

GraniteShares YieldBOOST CRWV ETF
Equity Contracts (Purchased Options)	Investments	(24,472)	(11,080)
Equity Contracts (Written Options)	Options contracts	(2,554)	13,279
Total		$(27,026)	$2,199

GraniteShares YieldBOOST CRCL ETF
Equity Contracts (Purchased Options)	Investments	158	234,268
Equity Contracts (Written Options)	Options contracts	(44,935)	(268,342)
Total		$(44,777)	$(34,074)

GraniteShares YieldBOOST Ether ETF
Equity Contracts (Purchased Options)	Investments	120,772	9,709
Equity Contracts (Written Options)	Options contracts	(202,696)	(17,369)
Total		$(81,924)	$(7,660)

GraniteShares YieldBOOST Biotech ETF
Equity Contracts (Purchased Options)	Investments	(25,602)	(2,733)
Equity Contracts (Written Options)	Options contracts	31,695	4,028
Total		$6,093	$1,295

136	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
GraniteShares YieldBOOST Financials ETF
Equity Contracts (Purchased Options)	Investments	(23,456)	272
Equity Contracts( Written Options)	Options contracts	59,493	(1,424)
Total		$36,037	$(1,152)

GraniteShares YieldBOOST Technology ETF
Equity Contracts (Purchased Options)	Investments	(20,762)	(7,349)
Equity Contracts (Written Options)	Options contracts	6,632	11,026
Total		$(14,130)	$3,677

GraniteShares YieldBOOST 20Y+ Treasuries ETF
Equity Contracts (Purchased Options)	Investments	(4,291)	162
Equity Contracts ( Written Options)	Options contracts	(4,085)	(3,770)
Total		$(8,376)	$(3,608)

The average monthly volume of derivative instruments Purchased Options held by the Funds during the year ended June 30, 2026 was $214,029,283 (TSYY), $9,414,166 (TQQY), $17,533,261 (YSPY), $74,548,719 (NVYY), $33,021,400 (XBTY), $58,902,811 (COYY), $9,925,082 (AMYY), $2,615,623 (AZYY), $3,504,625 (MTYY), $5,630,244 (PLYY), $9,639,692 (SMYY), $14,483,797 (HOYY), $492,690 (FBYY), $1,131,928 (BBYY), $7,334,386 (MAAY), $7,807,815 (IOYY), $66,168,061 (SEMY), $12,539,347 (NUGY), $2,134,400 (RGYY), $1,730,025 (QBY), $4,183,391 (RTYY), $985,209 (HMYY), $10,310,363 (MUYY), $1,058,096 (TMYY), $705,067 (CWY), $731,227 (CRY), $679,320 (XEY), $828,750 (BIOY), $763,590 (FINY), $836,920 (TECY) and $775,085 (FIYY).

The average monthly volume of derivative instruments Written Options held by the Funds during the year ended June 30, 2026 was ($214,029,283) (TSYY), ($9,414,166) (TQQY), ($17,533,261) (YSPY), ($74,548,719) (NVYY), ($33,021,400) (XBTY), ($58,902,811) (COYY), ($9,925,082) (AMYY), ($2,615,623) (AZYY), ($3,504,625) (MTYY), ($5,630,244) (PLYY), ($9,639,692) (SMYY), ($14,483,797) (HOYY), ($492,690) (FBYY), ($1,131,928) (BBYY), ($7,334,386) (MAAY), ($7,807,815) (IOYY), ($66,168,061) (SEMY), ($12,539,347) (NUGY), ($2,134,400) (RGYY), ($1,730,025) (QBY), ($4,183,391) (RTYY), ($985,209) (HMYY), ($10,310,363) (MUYY), ($1,058,096) (TMYY), ($705,067) (CWY), ($731,227) (CRY), ($679,320) (XEY), ($828,750) (BIOY), ($763,590) (FINY), ($836,920) (TECY) and ($775,085) (FIYY).

10. FEDERAL INCOME TAX MATTERS

Each of the Funds intend to qualify as a ‘‘regulated investment company’’ under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to Federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are ‘‘more-likely-than-not’’ of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years, as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

Annual Report | June 30, 2026	137

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

At June 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Gross Appreciation (excess of value	Gross Depreciation (excess of tax cost	Net Appreciation/ (Depreciation) of	Net Unrealized Appreciation/	Cost of Investments for Income Tax
Fund	over tax cost)	over value)	Derivatives	(Depreciation)	Purposes
GraniteShares YieldBOOST TSLA ETF	$–	$(715,285)	$1,210,888	$495,603	$66,171,814
GraniteShares YieldBOOST QQQ ETF	–	(122,837)	197,795	74,958	3,013,525
GraniteShares YieldBOOST SPY ETF	–	(48,810)	116,748	67,938	6,317,194
GraniteShares YieldBOOST NVDA ETF	8,320	(286,853)	514,882	236,349	17,246,429
GraniteShares YieldBOOST Bitcoin ETF	36,879	(179,108)	96,968	(45,261)	9,571,054
GraniteShares YieldBOOST COIN ETF	44,773	(985,271)	150,980	(789,518)	18,136,244
GraniteShares YieldBOOST AMD ETF	–	(318,786)	472,376	153,590	3,325,462
GraniteShares YieldBOOST AMZN ETF	–	(16,554)	42,392	25,838	1,307,188
GraniteShares YieldBOOST MSTR ETF	18,312	–	(54,057)	(35,745)	1,377,102
GraniteShares YieldBOOST PLTR ETF	–	(46,380)	78,550	32,170	3,030,805
GraniteShares YieldBOOST SMCI ETF	284,599	–	(502,164)	(217,565)	5,735,692
GraniteShares YieldBOOST HOOD ETF	–	(216,146)	296,672	80,526	6,330,063
GraniteShares YieldBOOST META ETF	17	(1,116)	2,857	1,758	200,087
GraniteShares YieldBOOST BABA ETF	–	(4,145)	3,173	(972)	603,112
GraniteShares YieldBOOST MARA ETF	1	(129,896)	156,610	26,715	1,156,214
GraniteShares YieldBOOST IONQ ETF	1,953	(307,969)	373,274	67,258	4,366,481
GraniteShares YieldBOOST Semiconductor ETF	–	(5,168,999)	6,703,453	1,534,454	34,295,837
GraniteShares YieldBOOST Gold Miners ETF	–	(87,038)	114,251	27,213	7,106,215
GraniteShares YieldBOOST RGTI ETF	–	(128,728)	155,150	26,422	1,359,894
GraniteShares YieldBOOST QBTS ETF	–	(141,870)	178,371	36,501	964,959
GraniteShares YieldBOOST RIOT ETF	–	(119,301)	127,843	8,542	2,188,356
GraniteShares YieldBOOST HIMS ETF	–	(33,041)	43,894	10,853	536,079
GraniteShares YieldBOOST Single Stock Universe ETF	738,879	(1,294,475)	–	(555,596)	2,334,686
GraniteShares YieldBOOST TopYielders ETF	477,200	(929,732)	–	(452,532)	2,958,587
GraniteShares YieldBOOST MU ETF	–	(909,462)	1,104,656	195,194	6,575,849
GraniteShares YieldBOOST TSM ETF	–	(8,358)	14,900	6,542	413,841
GraniteShares YieldBOOST CRWV ETF	–	(11,087)	13,279	2,192	426,328
GraniteShares YieldBOOST CRCL ETF	234,054	–	(268,342)	(34,288)	439,379
GraniteShares YieldBOOST Ether ETF	9,495	–	(17,369)	(7,874)	409,388
GraniteShares YieldBOOST Biotech ETF	–	(2,915)	4,028	1,113	409,004
GraniteShares YieldBOOST Financials ETF	90	–	(1,424)	(1,334)	396,870
GraniteShares YieldBOOST Technology ETF	–	(7,531)	11,026	3,495	408,434
GraniteShares YieldBOOST 20Y+ Treasuries ETF	–	(20)	(3,770)	(3,790)	395,743

138	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

At June 30, 2026, the components of undistributed or accumulated earnings/loss on a tax-basis were as follows:

	Undistributed net	Accumulated net realized gain/(loss)	Other accumulated	Net unrealized appreciation/(depreciation) on investments and
Fund	investment income	on investments	gains/(losses)	derivatives	Total
GraniteShares YieldBOOST TSLA ETF	–	$(40,707,287)	$–	$495,603	$(40,211,684)
GraniteShares YieldBOOST QQQ ETF	–	(134,745)	–	74,958	(59,787)
GraniteShares YieldBOOST SPY ETF	–	–	–	67,938	67,938
GraniteShares YieldBOOST NVDA ETF	–	–	–	236,349	236,349
GraniteShares YieldBOOST Bitcoin ETF	–	(24,461,196)	–	(45,261)	(24,506,457)
GraniteShares YieldBOOST COIN ETF	–	(64,866,223)	–	(789,518)	(65,655,741)
GraniteShares YieldBOOST AMD ETF	–	–	–	153,590	153,590
GraniteShares YieldBOOST AMZN ETF	–	–	(337,060)	25,838	(311,222)
GraniteShares YieldBOOST MSTR ETF	–	(2,538,693)	–	(35,745)	(2,574,438)
GraniteShares YieldBOOST PLTR ETF	–	(2,482,340)	–	32,170	(2,450,170)
GraniteShares YieldBOOST SMCI ETF	–	(4,874,888)	–	(217,565)	(5,092,453)
GraniteShares YieldBOOST HOOD ETF	–	(12,665,282)	–	80,526	(12,584,756)
GraniteShares YieldBOOST META ETF	–	(234,549)	–	1,758	(232,791)
GraniteShares YieldBOOST BABA ETF	–	(409,389)	–	(972)	(410,361)
GraniteShares YieldBOOST MARA ETF	–	(1,684,105)	–	26,715	(1,657,390)
GraniteShares YieldBOOST IONQ ETF	–	(2,956,093)	–	67,258	(2,888,835)
GraniteShares YieldBOOST Semiconductor ETF	–	–	–	1,534,454	1,534,454
GraniteShares YieldBOOST Gold Miners ETF	–	(2,231,090)	–	27,213	(2,203,877)
GraniteShares YieldBOOST RGTI ETF	–	(998,421)	–	26,422	(971,999)
GraniteShares YieldBOOST QBTS ETF	–	(656,427)	–	36,501	(619,926)
GraniteShares YieldBOOST RIOT ETF	–	(149,245)	–	8,542	(140,703)
GraniteShares YieldBOOST HIMS ETF	–	(731,703)	–	10,853	(720,850)
GraniteShares YieldBOOST Single Stock Universe ETF	–	(194,189)	–	(555,596)	(749,785)
GraniteShares YieldBOOST TopYielders ETF	–	(899,502)	–	(452,532)	(1,352,034)
GraniteShares YieldBOOST MU ETF	–	–	–	195,194	195,194
GraniteShares YieldBOOST TSM ETF	–	–	–	6,542	6,542
GraniteShares YieldBOOST CRWV ETF	–	(27,022)	–	2,192	(24,830)
GraniteShares YieldBOOST CRCL ETF	–	–	(44,771)	(34,288)	(79,059)
GraniteShares YieldBOOST Ether ETF	–	(81,919)	–	(7,874)	(89,793)
GraniteShares YieldBOOST Biotech ETF	–	–	–	1,113	1,113
GraniteShares YieldBOOST Financials ETF	8,310	–	–	(1,334)	6,976
GraniteShares YieldBOOST Technology ETF	–	(14,128)	–	3,495	(10,633)
GraniteShares YieldBOOST 20Y+ Treasuries ETF	–	(8,376)	–	(3,790)	(12,166)

Annual Report | June 30, 2026	139

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next year without expiration. As of June 30, 2026, the following amounts are available as carry forwards to the next year:

Fund	Short-Term	Long-Term
GraniteShares YieldBOOST TSLA ETF	$40,707,287	$–
GraniteShares YieldBOOST QQQ ETF	134,745	–
GraniteShares YieldBOOST SPY ETF	–	–
GraniteShares YieldBOOST NVDA ETF	–	–
GraniteShares YieldBOOST Bitcoin ETF	24,461,196	–
GraniteShares YieldBOOST COIN ETF	64,866,223	–
GraniteShares YieldBOOST AMD ETF	–	–
GraniteShares YieldBOOST AMZN ETF	–	–
GraniteShares YieldBOOST MSTR ETF	2,538,693	–
GraniteShares YieldBOOST PLTR ETF	2,482,340	–
GraniteShares YieldBOOST SMCI ETF	4,874,888	–
GraniteShares YieldBOOST HOOD ETF	12,665,282	–
GraniteShares YieldBOOST META ETF	234,549	–
GraniteShares YieldBOOST BABA ETF	409,389	–
GraniteShares YieldBOOST MARA ETF	1,684,105	–
GraniteShares YieldBOOST IONQ ETF	2,956,093	–
GraniteShares YieldBOOST Semiconductor ETF	–	–
GraniteShares YieldBOOST Gold Miners ETF	2,231,090	–
GraniteShares YieldBOOST RGTI ETF	998,421	–
GraniteShares YieldBOOST QBTS ETF	656,427	–
GraniteShares YieldBOOST RIOT ETF	149,245	–
GraniteShares YieldBOOST HIMS ETF	731,703	–
GraniteShares YieldBOOST Single Stock Universe ETF	194,189	–
GraniteShares YieldBOOST TopYielders ETF	899,502	–
GraniteShares YieldBOOST MU ETF	–	–
GraniteShares YieldBOOST TSM ETF	–	–
GraniteShares YieldBOOST CRWV ETF	27,022	–
GraniteShares YieldBOOST CRCL ETF	–	–
GraniteShares YieldBOOST Ether ETF	81,919	–
GraniteShares YieldBOOST Biotech ETF	–	–
GraniteShares YieldBOOST Financials ETF	–	–
GraniteShares YieldBOOST Technology ETF	14,128	–
GraniteShares YieldBOOST 20Y+ Treasuries ETF	8,376	–

The Funds did not use any capital loss carryovers during the year ended June 30, 2026.

Late Year Ordinary Losses and Capital Losses arising in the post-October period of the current fiscal year may be deferred to the next fiscal year if the fund elects to defer recognition of these losses. When this election is made, any losses recognized during the period are treated as having occurred on the first day of the next fiscal year separate from and in addition to the application of normal late year ordinary and capital loss carry forwards as described above.

The Funds did not elect to defer any late year ordinary losses to the year ending June 30, 2027.

GraniteShares YieldBOOST AMZN ETF and GraniteShares YieldBOOST CRCL ETF elected to defer to the year ending June 30, 2027 capital losses recognized during the period November 1, 2025 - June 30, 2026 in the amounts of $337,060 and $44,771 respectively.

The timing and character of income and capital gain ditributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Funds’ capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

140	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

The tax character of distributions paid by the Funds during the year ended June 30, 2026 and 2025 were as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
June 30, 2026
GraniteShares YieldBOOST TSLA ETF	$4,592,897	$–	$260,864,722
GraniteShares YieldBOOST QQQ ETF	172,914	–	4,315,947
GraniteShares YieldBOOST SPY ETF	1,767,644	–	6,168,832
GraniteShares YieldBOOST NVDA ETF	5,899,169	–	61,599,068
GraniteShares YieldBOOST Bitcoin ETF	817,831	–	31,032,914
GraniteShares YieldBOOST COIN ETF	1,468,144	–	76,670,619
GraniteShares YieldBOOST AMD ETF	1,533,721	–	5,501,631
GraniteShares YieldBOOST AMZN ETF	42,502	–	881,200
GraniteShares YieldBOOST MSTR ETF	41,259	–	1,814,168
GraniteShares YieldBOOST PLTR ETF	105,253	–	3,974,267
GraniteShares YieldBOOST SMCI ETF	173,645	–	8,809,010
GraniteShares YieldBOOST HOOD ETF	280,465	–	14,118,419
GraniteShares YieldBOOST META ETF	4,008	–	152,498
GraniteShares YieldBOOST BABA ETF	7,830	–	670,664
GraniteShares YieldBOOST MARA ETF	45,139	–	2,488,107
GraniteShares YieldBOOST IONQ ETF	99,630	–	5,430,840
GraniteShares YieldBOOST Semiconductor ETF	20,359,394	–	22,929,447
GraniteShares YieldBOOST Gold Miners ETF	164,201	–	6,813,627
GraniteShares YieldBOOST RGTI ETF	26,357	–	1,336,158
GraniteShares YieldBOOST QBTS ETF	20,519	–	1,024,041
GraniteShares YieldBOOST RIOT ETF	48,721	–	2,641,067
GraniteShares YieldBOOST HIMS ETF	12,215	–	547,735
GraniteShares YieldBOOST Single Stock Universe ETF	126,352	–	690,546
GraniteShares YieldBOOST TopYielders ETF	158,133	–	1,236,084
GraniteShares YieldBOOST MU ETF	489,262	–	954,745
GraniteShares YieldBOOST TSM ETF	145,299	–	2,927
GraniteShares YieldBOOST CRWV ETF	1,951	–	123,022
GraniteShares YieldBOOST CRCL ETF	2,234	–	137,220
GraniteShares YieldBOOST Ether ETF	1,822	–	66,998
GraniteShares YieldBOOST Biotech ETF	7,762	–	57,906
GraniteShares YieldBOOST Financials ETF	29,425	–	–
GraniteShares YieldBOOST Technology ETF	1,698	–	54,281
GraniteShares YieldBOOST 20Y+ Treasuries ETF	1,713	–	5,558

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
June 30, 2025
GraniteShares YieldBOOST TSLA ETF	$554,313	$–	$2,020,765
GraniteShares YieldBOOST QQQ ETF	46,644	–	148,547
GraniteShares YieldBOOST SPY ETF	148,786	–	93,339
GraniteShares YieldBOOST NVDA ETF	210,181	–	–
GraniteShares YieldBOOST Bitcoin ETF	169,759	–	–

11. INDEMNIFICATION

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that has not yet occurred. Management expects this risk of loss to be remote.

Annual Report | June 30, 2026	141

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

12. PRINCIPAL RISKS

Below are some of the principal risks of investing in the Funds. Please refer to the Funds’ prospectus for a full discussion.

Underlying Stock Risk: Each Fund seeks daily leveraged long or short investment results of an underlying stock. Each underlying stock is subject to many risks that can negatively impact its revenue and viability including, but are not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Effects of Compounding and Market Volatility Risk: Each Fund aims to replicate the leveraged or inverse daily returns of an underlying stock and a Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from the underlying stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage or inverse daily returns. The effect of compounding becomes pronounced as the underlying stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the underlying stock during shareholder’s holding period of an investment in the Fund.

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the underlying stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the targeted percentage change of underlying stock on such day. In order to achieve a high degree of correlation with underlying stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to the underlying stock may prevent the Fund from achieving a high degree of correlation with the underlying stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by underlying stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have reach its targeted exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when the underlying stock is volatile, particularly when underlying stock is volatile at or near the close of the trading day.

Leverage Risk: The Long Funds obtain investment exposure in excess of their net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in leveraged Long Funds is exposed to the risk that a decline in the daily performance of the underlying stock would be magnified. A leveraged Long Fund could theoretically lose an amount greater than its net assets. Leverage will also have the effect of magnifying any differences in a Fund performance’s correlation with the underlying stock.

Short Sale Exposure Risk: The short Fund will seek inverse or “short” exposure through financial instruments, which would cause the short Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower a Fund’s return, result in a loss, have the effect of limiting a short Fund’s ability to obtain inverse exposure through financial instruments, or require a short Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, a short Fund may be unable to meet its investment objective due to a lack of available securities or counterparties.

During such periods, a short Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the short Fund’s short positions, if any, would negatively impact a short Fund. A short Fund could theoretically lose an amount greater than its net assets in the event the underlying stock increases more than 100%.

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with a Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

142	www.graniteshares.com

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Each Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent a Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

Exchange Traded Fund Structure Risk: Each Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

-	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares in a Fund may trade at a discount to NAV.
-	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and a Fund’s NAV.
-	In stressed market conditions, the market for a Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of a Fund’s shares may, in turn, lead to differences between the market value of a Fund’s shares and a Fund’s NAV.
-

An active trading market for a Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that a Fund’s Shares will continue to meet the listing requirements of the Exchange. If a Fund’s Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s Shares.

Non-Diversified Risk: Each Fund’s portfolio focuses on its underlying stock and will be subject to potential for volatility than a diversified fund.

Options Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, amont other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, whare are effected by fiscal and monetary policies and by national and international political, changes in actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify a Fund’s losses.

Rebalancing Risk: If for any reason a Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to its underlying stock that is significantly greater or less than its stated multiple. As a result, a Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Trading Halt Risk: Although each underlying stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the underlying stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the underlying stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the underling stock’s and/or Fund’s shares inadvisable. In addition, trading in underlying stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

Tracking Error Risk: Tracking error is the divergence of a Fund’s performance from that of its investment objective. The performance of each Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to its underlying stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. A Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Annual Report | June 30, 2026	143

GraniteShares ETF Trust	Notes to Financial Statements
June 30, 2026

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, each Fund must satisfy certain diversification and other requirements. In particular, each Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of a Fund’s assets would be invested in (a) issuers in which a Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by a Fund. The application of these requirements to certain investments (including swaps) that may be entered into by a Fund is unclear. In addition, the application of these requirements to a Fund’s investment objective is not clear, particularly because each Fund’s investment objective focuses on the performance of the stock of a single issuer. If a Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

13. RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENT

The Funds adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on the Funds’ financial statements.

14. REGULATORY UPDATES

In September 2023, the SEC adopted a final rule relating to “Names Rule” under the 1940 Act. The amendments expanded the rule to require more funds to adopt an 80 percent investment policy, including funds with names suggesting a focus in investments with particular characteristics (e.g., growth or value) or with terms that reference a thematic investment focus (e.g., environmental, social, or governance factors). The amendments will require that a fund review its name for compliance with the rule. If needed, a fund may need to adopt an 80 percent investment policy and review its portfolio assets’ treatment under such policy at least quarterly. The rule also requires additional prospectus disclosure and reporting and record keeping requirements. The amendments became effective in December 2023. Following a recent extension by the SEC, fund groups with net assets of $1 billion or more must comply by June 11, 2026, while smaller fund groups (less than $1 billion in net assets) have until December 11, 2026. Management has determined that adoption of this rule will not have a material impact on the Funds’ financial statements.

15. SUBSEQUENT EVENTS

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

144	www.graniteshares.com

Report of Independent
GraniteShares ETF Trust	Registered Public Accounting Firm
June 30, 2026

To the Shareholders and

The Board of Directors of GraniteShares ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of GraniteShares YieldBOOST TSLA ETF, GraniteShares YieldBOOST QQQ ETF, GraniteShares YieldBOOST SPY ETF, GraniteShares YieldBOOST NVDA ETF, GraniteShares YieldBOOST Bitcoin ETF, GraniteShares YieldBOOST Coin ETF, GraniteShares YieldBOOST AMD ETF, GraniteShares YieldBOOST AMZN ETF, GraniteShares YieldBOOST MSTR ETF, GraniteShares YieldBOOST PLTR ETF, GraniteShares YieldBOOST SMCI ETF, GraniteShares YieldBOOST HOOD ETF, GraniteShares YieldBOOST META ETF, GraniteShares YieldBOOST BABA ETF, GraniteShares YieldBOOST MARA ETF, GraniteShares YieldBOOST IONQ ETF, GraniteShares YieldBOOST Semiconductor ETF, GraniteShares YieldBOOST Gold Miners ETF, GraniteShares YieldBOOST RGTI ETF, GraniteShares YieldBOOST QBTS ETF, GraniteShares YieldBOOST RIOT ETF, GraniteShares YieldBOOST HIMS ETF, GraniteShares YieldBOOST Single Stock Universe ETF, GraniteShares YieldBOOST TopYielders ETF, GraniteShares YieldBOOST MU ETF, GraniteShares YieldBOOST TSM ETF, GraniteShares YieldBOOST CRWV ETF, GraniteShares YieldBOOST CRCL ETF, GraniteShares YieldBOOST Ether ETF, GraniteShares YieldBOOST Biotech ETF, GraniteShares YieldBOOST Financials ETF, GraniteShares YieldBOOST Technology ETF, GraniteShares YieldBOOST 20Y+ Treasuries ETF (the “Funds”), each a series of GraniteShares ETF Trust, including the schedules of investments, as of June 30, 2026, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2026, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds constituting GraniteShares ETF Trust	Statements of operations	Statements of changes in net assets	Financial highlights
GraniteShares YieldBOOST TSLA ETF	For the year ended June 30, 2026	For the year ended June 30, 2026 and for the period December 17, 2024 (commencement of operations) through June 30, 2025	For the year ended June 30, 2026 and for the period December 17, 2024 (commencement of operations) through June 30, 2025
GraniteShares YieldBOOST QQQ ETF and GraniteShares YieldBOOST SPY ETF	For the year ended June 30, 2026	For the year ended June 30, 2026 and for the period February 25, 2025 (commencement of operations) through June 30, 2025	For the year ended June 30, 2026 and for the period February 25, 2025 (commencement of operations) through June 30, 2025
GraniteShares YieldBOOST NVDA ETF and GraniteShares YieldBOOST Bitcoin ETF	For the year ended June 30, 2026	For the year ended June 30, 2026 and for the period May 12, 2025 (commencement of operations) through June 30, 2025	For the year ended June 30, 2026 and for the period May 12, 2025 (commencement of operations) through June 30, 2025
GraniteShares YieldBOOST Coin ETF	For the period July 28, 2025 (commencement of operations) through June 30, 2026	For the period July 28, 2025 (commencement of operations) through June 30, 2026	For the period July 28, 2025 (commencement of operations) through June 30, 2026
GraniteShares YieldBOOST AMD ETF and GraniteShares YieldBOOST AMZN ETF	For the period September 15, 2025 (commencement of operations) through June 30, 2026	For the period September 15, 2025 (commencement of operations) through June 30, 2026	For the period September 15, 2025 (commencement of operations) through June 30, 2026
GraniteShares YieldBOOST MSTR ETF and GraniteShares YieldBOOST PLTR ETF	For the period September 22, 2025 (commencement of operations) through June 30, 2026	For the period September 22, 2025 (commencement of operations) through June 30, 2026	For the period September 22, 2025 (commencement of operations) through June 30, 2026

Annual Report | June 30, 2026	145

Report of Independent
GraniteShares ETF Trust	Registered Public Accounting Firm
June 30, 2026

Individual Funds constituting GraniteShares ETF Trust	Statements of operations	Statements of changes in net assets	Financial highlights
GraniteShares YieldBOOST SMCI ETF and GraniteShares YieldBOOST HOOD ETF	For the period September 29, 2025 (commencement of operations) through June 30, 2026	For the period September 29, 2025 (commencement of operations) through June 30, 2026	For the period September 29, 2025 (commencement of operations) through June 30, 2026
GraniteShares YieldBOOST META ETF and GraniteShares YieldBOOST BABA ETF	For the period October 20, 2025 (commencement of operations) through June 30, 2026	For the period October 20, 2025 (commencement of operations) through June 30, 2026	For the period October 20, 2025 (commencement of operations) through June 30, 2026
GraniteShares YieldBOOST MARA ETF and GraniteShares YieldBOOST IONQ ETF	For the period November 3, 2025 (commencement of operations) through June 30, 2026	For the period November 3, 2025 (commencement of operations) through June 30, 2026	For the period November 3, 2025 (commencement of operations) through June 30, 2026
GraniteShares YieldBOOST Semiconductor ETF and GraniteShares YieldBOOST Gold Miners ETF	For the period November 17, 2025 (commencement of operations) through June 30, 2026	For the period November 17, 2025 (commencement of operations) through June 30, 2026	For the period November 17, 2025 (commencement of operations) through June 30, 2026
GraniteShares YieldBOOST RGTI ETF and GraniteShares YieldBOOST QBTS ETF	For the period November 24, 2025 (commencement of operations) through June 30, 2026	For the period November 24, 2025 (commencement of operations) through June 30, 2026	For the period November 24, 2025 (commencement of operations) through June 30, 2026
GraniteShares YieldBOOST RIOT ETF and GraniteShares YieldBOOST HIMS ETF	For the period December 1, 2025 (commencement of operations) through June 30, 2026	For the period December 1, 2025 (commencement of operations) through June 30, 2026	For the period December 1, 2025 (commencement of operations) through June 30, 2026
GraniteShares YieldBOOST Single Stock Universe ETF and GraniteShares YieldBOOST TopYielders ETF	For the period December 15, 2025 (commencement of operations) through June 30, 2026	For the period December 15, 2025 (commencement of operations) through June 30, 2026	For the period December 15, 2025 (commencement of operations) through June 30, 2026
GraniteShares YieldBOOST MU ETF, GraniteShares YieldBOOST TSM ETF and GraniteShares YieldBOOST CRWV ETF	For the period April 13, 2026 (commencement of operations) through June 30, 2026	For the period April 13, 2026 (commencement of operations) through June 30, 2026	For the period April 13, 2026 (commencement of operations) through June 30, 2026
GraniteShares YieldBOOST CRCL ETF and GraniteShares YieldBOOST Ether ETF	For the period April 27, 2026 (commencement of operations) through June 30, 2026	For the period April 27, 2026 (commencement of operations) through June 30, 2026	For the period April 27, 2026 (commencement of operations) through June 30, 2026
GraniteShares YieldBOOST Biotech ETF, GraniteShares YieldBOOST Financials ETF, GraniteShares YieldBOOST Technology ETF and GraniteShares YieldBOOST 20Y+ Treasuries ETF	For the period May 4, 2026 (commencement of operations) through June 30, 2026	For the period May 4, 2026 (commencement of operations) through June 30, 2026	For the period May 4, 2026 (commencement of operations) through June 30, 2026

146	www.graniteshares.com

Report of Independent
GraniteShares ETF Trust	Registered Public Accounting Firm
June 30, 2026

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more GraniteShares LLC investment companies since 2019.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and brokers, when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

August 28, 2026

Annual Report | June 30, 2026	147

GraniteShares ETF Trust	Additional Information
June 30, 2026 (Unaudited)

TAX INFORMATION

The Funds designate the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2025:1

	Qualified Dividend Income	Dividend Received Deduction	199A
GraniteShares YieldBOOST TSLA ETF	0.00%	0.00%	0.00%
GraniteShares YieldBOOST QQQ ETF	0.00%	0.00%	0.00%
GraniteShares YieldBOOST SPY ETF	0.00%	0.00%	0.00%
GraniteShares YieldBOOST NVDA ETF	0.00%	0.00%	0.00%
GraniteShares YieldBOOST Bitcoin ETF	0.00%	0.00%	0.00%
GraniteShares YieldBOOST Coin ETF	0.00%	0.00%	0.00%
GraniteShares YieldBoost AMD ETF	0.00%	0.00%	0.00%
GraniteShares YieldBoost AMZN ETF	0.00%	0.00%	0.00%
GraniteShares YieldBoost MSTR ETF	0.00%	0.00%	0.00%
GraniteShares YieldBoost PLTR ETF	0.00%	0.00%	0.00%
GraniteShares YieldBoost SMCI ETF	0.00%	0.00%	0.00%
GraniteShares YieldBoost HOOD ETF	0.00%	0.00%	0.00%
GraniteShares YieldBoost META ETF	0.00%	0.00%	0.00%
GraniteShares YieldBoost BABA ETF	0.00%	0.00%	0.00%
GraniteShares YieldBoost MARA ETF	0.00%	0.00%	0.00%
GraniteShares YieldBoost IONQ ETF	0.00%	0.00%	0.00%
GraniteShares YieldBoost Semiconductor ETF	0.00%	0.00%	0.00%
GraniteShares YieldBoost Gold Miners ETF	0.00%	0.00%	0.00%
GraniteShares YieldBoost RGTI ETF	0.00%	0.00%	0.00%
GraniteShares YieldBoost QBTS ETF	0.00%	0.00%	0.00%
GraniteShares YieldBoost RIOT ETF	0.00%	0.00%	0.00%
GraniteShares YieldBoost HIMS ETF	0.00%	0.00%	0.00%
GraniteShares YieldBoost Single Stock Universe ETF	0.00%	0.00%	0.00%
GraniteShares YieldBoost TOPYIELDERS ETF	0.00%	0.00%	0.00%

In early 2026, if applicable, shareholders of record received this information for the distribution paid to them by the Funds during the calendar year 2025 via Form 1099. The Funds will notify shareholders in early 2027 of amounts paid to them by the Funds, if any, during the calendar year 2026.

148	www.graniteshares.com

GraniteShares ETF Trust	Additional Information

June 30, 2026 (Unaudited)

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Funds designated the following amounts as long-term capital gain dividends for the calendar year ended December 31, 2025.1

Long Term Capital Gain
GraniteShares YieldBOOST TSLA ETF	$0.00
GraniteShares YieldBOOST QQQ ETF	$0.00
GraniteShares YieldBOOST SPY ETF	$0.00
GraniteShares YieldBOOST NVDA ETF	$0.00
GraniteShares YieldBOOST Bitcoin ETF	$0.00
GraniteShares YieldBOOST COIN ETF	$0.00
GraniteShares YieldBoost AMD ETF	$0.00
GraniteShares YieldBoost AMZN ETF	$0.00
GraniteShares YieldBoost MSTR ETF	$0.00
GraniteShares YieldBoost PLTR ETF	$0.00
GraniteShares YieldBoost SMCI ETF	$0.00
GraniteShares YieldBoost HOOD ETF	$0.00
GraniteShares YieldBoost META ETF	$0.00
GraniteShares YieldBoost BABA ETF	$0.00
GraniteShares YieldBoost MARA ETF	$0.00
GraniteShares YieldBoost IONQ ETF	$0.00
GraniteShares YieldBOOST Semiconductor ETF	$0.00
GraniteShares YieldBOOST Gold Miners ETF	$0.00
GraniteShares YieldBOOST RGTI ETF	$0.00
GraniteShares YieldBOOST QBTS ETF	$0.00
GraniteShares YieldBoost RIOT ETF	$0.00
GraniteShares YieldBoost HIMS ETF	$0.00
GraniteShares YieldBoost Single Stock Universe ETF	$0.00

1	GraniteShares YieldBoost MU ETF, GraniteShares YieldBoost TSM ETF, GraniteShares YieldBoost CRWV ETF, GraniteShares YieldBoost CRCL ETF, GraniteShares YieldBoost Ether ETF, GraniteShares YieldBoost BioTech ETF, GraniteShares YieldBoost Financials ETF, GraniteShares YieldBoost Technology ETF, and GraniteShares YieldBoost 20Y+ Treasuries ETF had launch dates after December 31, 2025.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Fund’s website at www.graniteshares.com.

Authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about a Fund and may be obtained by 1-800-SEC-0330.

Distributor, ALPS Distributors, Inc.

Annual Report | June 30, 2026	149

GraniteShares ETF Trust	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

June 30, 2026 (Unaudited)

Not applicable for this reporting period.

150	www.graniteshares.com

Proxy Disclosures for Open-End
GraniteShares ETF Trust	Management Investment Companies

June 30, 2026 (Unaudited)

Not applicable for this reporting period.

Annual Report | June 30, 2026	151

GraniteShares ETF Trust	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

June 30, 2026 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the year ended June 30, 2026:

	Aggregate Regular Compensation From the Trust	Aggregate Special Compensation From the Trust	Total Compensation From the Trust
Steven James Smyser, Trustee	$35,000	$–	$35,000
Seddik Meziani, Trustee	$35,000	$–	$35,000
Total	$70,000	$–	$70,000

Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Trust.

152	www.graniteshares.com

GraniteShares ETF Trust	Statement Regarding Basis for Approval of Investment Advisory Contract

June 30, 2026 (Unaudited)

GraniteShares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2016, and is authorized to establish multiple series, with each series representing interests in a separate portfolio of securities and other assets of the Trust. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the supervision of the Board of Trustees of the Trust (the “Board,” with the members of the Board referred to individually as “Trustees”), and pursuant to the terms of multiple investment advisory agreements between GraniteShares Advisors LLC (the “Adviser” or “GraniteShares”) and the Trust, GraniteShares provides a continuous program of investment management for each series of the Trust (each, a “Fund” and collectively, the “Funds”) and, among other services, determines, in its discretion, the securities to be purchased, retained or sold with respect to each Fund.

At a meeting held on May 8, 2026 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested person[s],” as defined in the 1940 Act, of the Trust (the “Independent Trustees”), reviewed and unanimously approved the investment advisory agreements (the “Agreements”) for a two-year period from the date the first of the Funds commences operations in each relevant Agreement, with respect to each of the Delta 1 Funds (the “D1 Funds”), each of the Short and Leveraged Funds (the “S&L Funds”), each of the YieldBOOST Funds (the “YB Funds”), each of the Autocallable Funds (the “AC Funds”), and each of the Prediction Market Funds (the “PM Funds”). The Meeting was held via telephone conference based on exemptive relief issued by the Securities and Exchange Commission (“SEC”), with the Board’s intention to ratify the approval of the Agreements at its next in-person meeting.1

In advance of the Meeting, the Board received information about each Fund, the Agreements, and the Adviser to facilitate the Board’s review of the Agreements, as required by Section 15(c) of the 1940 Act. In addition to such information, the Board noted that the evaluation process with respect to the Adviser is an ongoing one, as part of the Board’s regular oversight of the Funds. Thus, in considering the approval of the Agreements, the Board took into account its review of the performance and services provided by the Adviser with respect to the existing series of the Trust at regularly scheduled meetings held throughout the year. The Board also receives information informally outside of the Board meetings, as circumstances warrant.

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Agreements.

The Board took note of relevant judicial precedent and regulations adopted by the SEC setting forth factors to be considered by a board when evaluating investment advisory agreements including, among other matters: (1) the nature, extent and quality of the services provided by the investment adviser; (2) the costs of the services provided and profitability to the investment adviser with respect to its relationship with the fund; (3) the advisory fees and total expense ratio of the fund compared to a relevant peer group of funds; (4) the extent to which economies of scale would be realized as the fund grows and whether the advisory fee for the fund would enable investors to share in the benefits of economies of scale; and (5) other benefits received by the investment adviser from its relationship with the fund.

At the Meeting, the Board evaluated the information prepared for the 15(c) review process. The Meeting included a presentation by representatives of the Adviser during which the Independent Trustees and counsel were able to pose questions. The Adviser’s presentation included a discussion of the Adviser’s resources and capabilities, including its financial condition and ability to provide the contracted-for services under the Agreements, as well as a review of the experience and qualifications of the Funds’ portfolio managers and other key personnel of the Adviser. The Trustees were also presented with quantitative data showing how each existing Fund in the Trust performed against its relevant benchmark and whether the Fund met its investment objective over the relevant period.

Following an analysis and discussion of the factors identified below, in the exercise of their reasonable business judgment and in light of their respective fiduciary duties, the Trustees unanimously concluded that it was in the best interest of the Trust to approve the Agreements. In making determinations regarding the factors identified below, the Trustees considered information received (both oral and written) at the Meeting, as well as information obtained through the Board’s experience overseeing the existing Funds in the Trust. In this regard, the Board’s conclusions were also based on its knowledge of how well the Adviser performs its duties obtained through Board meetings, discussions, and reports. The Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.

1	On March 13, 2020, the SEC issued an exemptive order providing relief to registered management investment companies from certain provisionsof the 1940Act in light of the outbreakof coronavirusdisease 2019 (COVID-19), including the in-person votingrequirementsunder Section 15(c) of the 1940 Act with respect to approvingorrenewing an investment advisoryagreement, subject to certain conditions. The reliefwas originally limited to the period from March 13, 2020 to June 15, 2020, and was subsequently extended through August 15, 2020. On June 19, 2020, the SEC issuedan orderextending the durationof the conditionalrelief further, throughat least December 31,2020. The Board, including the Independent Trustees, relied on this relief in voting to renew the Advisory Agreement at the Meeting.

Annual Report | June 30, 2026	153

GraniteShares ETF Trust	Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2026 (Unaudited)

In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Trustee’s business judgment after consideration of the information as a whole. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The principal factors and conclusions that formed the basis for the Trustees’ determinations to approve the Agreements are discussed below.

Nature, Extent and Quality of Services. The Board considered the functions performed by the Adviser for each Fund and the nature and quality of services provided by GraniteShares. The Board noted that each Fund was an exchange-traded fund (“ETF”) and the Board considered the qualifications and experience of the Adviser’s key personnel, including, in particular, the experience of the Adviser’s principals in managing ETFs and coordinating their operation and administration. The Trustees also considered the responsibilities assumed by the Adviser, including, among other things: responsibility for the general management of the day-to-day investment and reinvestment of the assets of each Fund; determining the daily basket of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of shares; monitoring and managing pricing and risks of each Fund; and monitoring and coordinating the provision of services to each Fund by each of the third-party service providers, including the fund administrator, transfer agent, custodian and distributor. The Board also considered the quality of the operational and compliance infrastructure supporting each Fund, including the regular reports provided by the Trust’s Chief Compliance Officer regarding compliance procedures and practices. In addition, the Board noted the reports received at each Board meeting regarding regulatory developments germane to the ETF and registered fund industry.

The D1 Funds

With respect to each of the D1 Funds, the Board assessed the Adviser’s management capabilities as demonstrated by each Fund’s performance and ability to meet its investment objective.

The Board noted that COMB is an actively managed ETF that seeks to provide long-term capital appreciation, primarily through exposure to commodity futures markets. The Fund’s investment strategy is based in part on the Bloomberg Commodity Index (the “COMB Benchmark”), which is designed to be a highly liquid and broad benchmark for commodities futures investments. The Board considered the information it received, including at each regularly scheduled Board meeting, regarding the Fund’s returns on a market price basis and on a net asset value (“NAV”) basis, as well as the returns of the COMB Benchmark, and the related performance attribution commentary provided by the Adviser.

As to HIPS, the Board noted that the Fund seeks to track the performance, before fees and expenses, of the EQM High Income Pass-Through Securities Index (the “HIPS Index”). HIPS is a rules-based index that measures the performance of up to 40 high income U.S.-listed securities that typically have “pass-through” structures that require them to distribute substantially all of their earnings to shareholders as cash distributions. As with COMB, the Board took into account the information it received regarding HIPS’s returns on a market price basis and on a NAV basis, and the returns of the HIPS Index over the same periods, as well as the Adviser’s performance attribution analysis.

With respect to DRUP, the Board noted that the Fund seeks to track the performance, before fees and expenses, of the Nasdaq US Large Cap Select Disruptors Index (the “DRUP Index”), which tracks the performance of large-cap, U.S.-listed companies with high disruption scores. Companies are assigned a disruption score using a multifactor scoring model, which is based on multiple fundamental metrics such as patent value, revenue growth, research and development expenses, and gross margins. The index universe consists of all issuers from the Nasdaq US 500 Large Cap Index, and the top 50 securities are selected for inclusion in the DRUP Index. The DRUP Index is a modified free-float market capitalization-weighted index to reduce excessive concentration. The Index is reconstituted semi-annually and rebalanced quarterly. As with COMB and HIPS, the Board considered the information it received regarding DRUP’s returns on a market price basis and on a NAV basis, and the returns of the DRUP Index over the same periods, as well as the Adviser’s performance attribution analysis.

The S&L Funds

With respect to each of the S&L Funds, the Board noted that each Fund seeks to replicate the daily performance of an underlying stock multiplied by a leveraged factor. Since the launch of the S&L funds in the Trust, the index strategies have been modified and refined to best replicate the performance of the underlying stocks, the number of counterparties has increased to provide greater asset coverage, and the Adviser has refined its operational capabilities to manage the S&L Funds. The Board considered the information it received, including at each regularly scheduled Board meeting, regarding the standard deviation of a S&L Fund’s NAV from the price changes of each’s Fund’s underlying stock, premium/discount and intraday trading spreads, as well as the related performance attribution commentary provided by the Adviser.

154	www.graniteshares.com

GraniteShares ETF Trust	Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2026 (Unaudited)

The YB Funds

With respect to each of the single stock YB Funds, the Board noted that each Fund seeks to generate income by selling put options on leveraged ETFs and the Adviser will balance the amount distributed to shareholders and the impact of NAV erosion during periods of high volatility. With respect to each of the fund-of-funds YB Funds, the Board considered that the Funds will be actively managed, similar to the single stock YB funds, and their investment strategies will generate yield by investing in single stock YB Funds. The Board considered that the Adviser has managed the YB Funds since December 2024, the Adviser has been able to maintain a high level of income in the funds, and the Adviser has managed the funds within tight performance metrics. The Board considered the information it received, including ongoing discussions with the Adviser regarding its observations about market trends, and its ability to efficiently develop and market investment products to tap into those trends and demands.

The AC Funds

With respect to each of the AC Funds, the Board considered that each Fund will be actively managed and aimed to generate income by gaining exposure to a diversified set of autocallable instruments. The Board considered that the Adviser was the first issuer to bring autocallable products on single names under an ETF wrapper, the Adviser’s history of launching new innovative products and managing those products within tight performance metrics, and the Adviser has refined its operational capabilities to manage the AC Funds. The Board considered the information it received, including ongoing discussions with the Adviser regarding its observations about market trends, and its ability to efficiently develop and market investment products to tap into those trends and demands.

The PM Funds

With respect to each of the PM Funds, the Board considered that each Fund will be actively managed and will seek to gain exposure to certain events by gaining exposure to a prediction contract and roll forward to a new prediction contract prior to expiration of the prior contract to ensure that the ETF will maintain value after the prior event has taken place. The Board considered that the Adviser was the first issuer to bring prediction contracts under an ETF wrapper, and the Adviser’s history of launching new innovative products, managing those products within tight performance metrics, and refining their operational processes. The Board considered the information it received, including ongoing discussions with the Adviser regarding its observations about market trends, and its ability to efficiently develop and market investment products to tap into those trends and demands.

All Funds

The Board considered the performance data, analyses and reports regularly provided by the Adviser regarding each Fund in the Trust, including index tracking, premium/discount and intraday trading spreads, among other things. The Board also considered the Adviser’s commentary regarding broader market trends and macroeconomic developments and interrelationship between market conditions and each Fund’s performance. The Board concluded that it was satisfied with the information provided regarding, and explanations for, the performance of each existing Fund in the Trust, with the expectation that the Adviser would provide the same level of information and analysis with respect to each new Fund.

Based on the foregoing, including the acceptability of the terms of the Agreements and the responsibilities assumed by the Adviser thereunder, the Board concluded that the Adviser and its personnel continue to be qualified to serve each Fund in such capacity, and that the nature, quality and extent of services provided by the Adviser are expected to be satisfactory and appropriate for each Fund.

Comparative Fees, Costs of Services Provided by the Adviser from Its Relationship with Each Fund. The Board considered information provided by the Adviser regarding the advisory fee for each Fund in connection with the proposed approval of the Agreements and the Adviser’s rationale therefor. The Board also considered that the Adviser will have an expense limitation agreement in place for each S&L Fund, YB Fund, AC Fund, and PM Fund until December 31, 2027.

The D1 Funds

With respect to each of the D1 Funds, the Board noted that the Adviser recommended maintaining the current advisory fee for each of COMB, HIPS and DRUP at 0.25%, 0.70% and 0.60% per annum, respectively. The Board considered that the advisory fee for each Fund is a unitary fee pursuant to which the Adviser assumes substantially all expenses of the Fund (excluding interest, Acquired Fund Fees and Expenses, taxes, brokerage commissions, expenses related to short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act). Thus, the Board reviewed information provided in the Meeting materials comparing each Fund’s proposed unitary fee to certain other funds identified by the Adviser. The Board also took into account the information provided regarding the Adviser’s process for identifying such other funds.

With respect to COMB, the Adviser identified certain ETFs and mutual funds providing broad commodity exposures (with particular focus on the least expensive mutual fund share class) using third-party data sources. The Board observed that the Fund’s proposed unitary fee was significantly lower than the average total expense ratio of the commodity funds deemed relevant for comparative analysis.

With respect to HIPS and DRUP, the Adviser identified certain ETFs and mutual funds providing similar exposures using third-party data sources. The Board noted that each Fund’s fee was higher than the respective average peer fee, but lower than the maximum observed fee, and the strategy for each Fund was unique in the marketplace.

In assessing the proposed unitary fee for each Fund, the Board also considered the Adviser’s description of the resources involved in managing each Fund. In addition, the Board considered each Fund’s size and the likelihood that the Adviser would continue to absorb certain operational expenses incurred by each Fund through the renewal term of the Agreement.

Annual Report | June 30, 2026	155

GraniteShares ETF Trust	Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2026 (Unaudited)

The S&L Funds

With respect to the existing S&L Funds, the Board considered the proposed annual advisory fees at their current level. With respect to each of the New S&L Funds, the Board considered the proposed varied fee levels based on whether each fund had long or short exposure and the amount of leverage applied to each fund. The Board noted as assets held for short periods, investors focus on the tradability and investment objective of the fund, and that management fees and expense ratios have little impact over the short duration that each fund was expected to be held. The Board also considered that the Adviser had worked with its swap counterparties on strategies that would enable a fund to have long and short leverage factors greater than 2x while still complying with the derivative risk limits imposed by the SEC. The Board considered that the Adviser recommended for each of the S&L Funds a non-unitary fee structure and a total expense ratio capped by a fee waiver in effect until at least December 31, 2027. The Board noted that the Adviser did not recommend lowering the Adviser’s fees for the S&L Funds because the daily tracking performance of the existing S&L Funds was small and stable, the Adviser expected commercial uncertainties with respect to the S&L Funds, the Funds were unique and operationally intensive to manage, and the costs of launching and managing the S&L Funds benefit from the advisory fee levels. After further consideration, the Board determined that the advisory fees and expected profitability for each S&L Fund were not unreasonable.

The YB Funds

With respect to each of the single stock YB Funds, the Board considered that the Adviser recommended a management fee of 0.99% with a non-unitary fee structure and total expense ratio of 1.15%, and for the fund-of-funds YB Funds, the Board considered that the Adviser recommended a management fee of 0.29% with a non-unitary fee structure and a total expense ratio of 0.50%, all of which would be capped by a fee waiver in effect until at least December 31, 2027. The Board considered that with the YB Funds, the Adviser was not seeking to replicate the strategy of other funds that exist but rather take entrepreneurial risk in launching and managing funds with unique strategies in order to build a market for those funds. The Board also noted that the fund-of-funds YB Funds invest in the YieldBOOST series of the Trust, and the management fee and fee waiver did not include the fees and expenses of the underlying funds that each of the fund-of-fund YB Funds will invest in. The Board considered that the management fees for each of the single stock YB funds was greater than the average management fees for peer ETFs and mutual funds with option-based income strategies. After further consideration, the Board determined that the advisory fees for each YB Fund was not unreasonable.

The AC Funds

With respect to each of the AC Funds, the Board considered that the Adviser recommended a management fee of 0.99% with a non-unitary fee structure and a total expense ratio of 1.15% capped by a fee waiver in effect until at least December 31, 2027. The Board noted that the AC Funds consisted of autocallable instruments on single names under an ETF wrapper, which was an asset type that was typically accessed via a bank or broker through significant investment, relatively high fees, and limited diversification. The Board also observed that investors could access the autocallable asset class via limited ETFs of broad indices, and that the advisers to the peer funds had lower management fees than the Adviser’s recommended management fees for each of AC Funds. The Board observed that the AC Funds benefit from the Adviser’s operational capabilities and experience gained managing the S&L Funds and YB Funds of the Trust. The Board considered that with the AC Funds, the Adviser was not seeking to replicate the strategy of other funds that exist but rather take entrepreneurial risk in launching new funds with unique strategies in order to build a market for those funds. In addition, the Board considered the size of peer funds and the likelihood that the Adviser would absorb certain operational expenses incurred by each AC Fund through the end of December 31, 2027. After further consideration, the Board determined that the Adviser’s proposed advisory fees for each of the AC Funds was not unreasonable.

The PM Funds

With respect to each of the PM Funds, the Board considered that the Adviser recommended a management fee of 0.99% with a non-unitary fee structure and a total expense ratio of 1.15% capped by a fee waiver in effect until at least December 31, 2027. The Board observed that prediction markets are a recent innovation and there are no instances where prediction contracts have been wrapped in an ETF. The Board considered that structuring the PM Funds was highly complex, there were few brokers that would provide institutional access to relevant derivative contracts, and the Adviser was taking entrepreneurial risk in launching new funds with unique strategies in order to build a market for those funds. After consideration, the Board determined that the Adviser’s proposed advisory fees for each of the PM Funds was not unreasonable.

Based on the information presented and the discussions at the Meeting, the Board concluded that each Fund’s proposed fees were reasonable given, among other things, the nature, extent and quality of the services provided under the Agreements.

Economies of Scale. The Board considered the potential for the Adviser to experience economies of scale in the provision of services to the Funds and the extent to which potential scale benefits are shared with shareholders.

The Board considered whether the Adviser was benefiting from economies of scale in the provision of services to each of the new Funds and whether such services are being shared with each Fund’s shareholders under the Agreements. The Board noted that the Adviser’s operational efficiencies have improved and will continue to improve. The Board considered the prospects for growth of each of the Funds and concluded that the expense limitation agreements were adequate for each of the Funds, and economies of scale would be revisited as each Fund’s asset levels increase.

156	www.graniteshares.com

GraniteShares ETF Trust	Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2026 (Unaudited)

The Board concluded that the Adviser’s arrangements with respect to the Funds constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

Conclusion. Based on all of the foregoing, the Board, including the Independent Trustees, concluded that the advisory fee for each Fund is fair and reasonable in light of the extent and quality of the services provided and expected to be provided over the term, and that the approval of the Agreements was in the best interest of the Trust. At the Meeting, the Board, including the Independent Trustees, unanimously approved the Agreements as to each of the Funds.

Annual Report | June 30, 2026	157

GraniteShares ETF Trust

222 Broadway, 21st Floor

New York, NY 10038

Must be accompanied or preceded by a prospectus.

ALPS Distributors, Inc., a FINRA member, is the Distributor for the GraniteShares ETF Trust.

graniteshares

GraniteShares Autocallable ETF

Annual Report Financial Statements & Other Information

June 30, 2026

TLA: GraniteShares Autocallable TSLA ETF

ANV: GraniteShares Autocallable NVDA ETF

MSR: GraniteShares Autocallable MSTR ETF

ATC: GraniteShares Autocallable COIN ETF

PLA: GraniteShares Autocallable PLTR ETF

AHD: GraniteShares Autocallable HOOD ETF

SCA: GraniteShares Autocallable SMCI ETF

MRA: GraniteShares Autocallable MARA ETF

GraniteShares Autocallable TSLA ETF	Schedule of Investments
June 30, 2026

Other Assets In Excess Of Liabilities - (100.00%)	$2,248,565	(a)
NET ASSETS (100.00%)	$2,248,565

(a) Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Underlying Reference Instrument	Fixed Rate (Fund Receives)	Floating Rate (Fund Pays)	Termination Date	Periodic Payment Freqency	Notional Amount	Upfront Payments paid/(received)	Market Value	Unrealized appreciation (depreciation)
Nomura Securities	Autocallable TSLA TRS 50% EKI	15.30%	1 Day SOFR	1/31/2028	Monthly	447,000	$(2,190)	$448,005	$4,490
Nomura Securities	Autocallable TSLA TRS 55% EKI	17.40%	1 Day SOFR	1/31/2028	Monthly	447,000	$(2,368)	$448,665	$5,328
Nomura Securities	Autocallable TSLA TRS 60% EKI	20.20%	1 Day SOFR	1/31/2028	Monthly	447,000	$(2,333)	$449,000	$5,628
Nomura Securities	Autocallable TSLA TRS 65% EKI	22.75%	1 Day SOFR	1/31/2028	Monthly	447,000	$(2,485)	$449,570	$6,350
Nomura Securities	Autocallable TSLA TRS 70% EKI	25.50%	1 Day SOFR	1/31/2028	Monthly	447,000	$(2,501)	$450,293	$7,088
							$(11,877)	$2,245,533	$28,884

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

EKI - European Knock In. - Represents a knock-in option contract that begins to function as a normal option only once a certain price level is reached before expiration.

See Notes to Financial Statements.
Annual Report | June 30, 2026	1

GraniteShares Autocallable NVDA ETF	Schedule of Investments
June 30, 2026

Other Assets In Excess Of Liabilities - (100.00%)	$2,513,459	(a)
NET ASSETS (100.00%)	$2,513,459

(a) Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Underlying Reference Instrument	Fixed Rate (Fund Receives)	Floating Rate (Fund Pays)	Termination Date	Periodic Payment Freqency	Notional Amount	Upfront Payments paid/(received)	Market Value	Unrealized appreciation (depreciation)
Nomura Securities	Autocallable NVDA TRS 50% EKI	13.20%	1 Day SOFR	4/28/2028	Monthly	498,500	$2,311	$502,300	$2,965
Nomura Securities	Autocallable NVDA TRS 55% EKI	15.05%	1 Day SOFR	4/28/2028	Monthly	498,500	$2,682	$502,899	$3,192
Nomura Securities	Autocallable NVDA TRS 60% EKI	17.35%	1 Day SOFR	4/28/2028	Monthly	498,500	$2,704	$503,246	$3,518
Nomura Securities	Autocallable NVDA TRS 65% EKI	19.50%	1 Day SOFR	4/28/2028	Monthly	498,500	$2,979	$503,660	$3,656
Nomura Securities	Autocallable NVDA TRS	21.85%	1 Day SOFR	4/28/2028	Monthly	498,500	$3,114	$504,769	$4,630
							$13,790	$2,516,874	$17,961

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

EKI - European Knock In. - Represents a knock-in option contract that begins to function as a normal option only once a certain price level is reached before expiration.

See Notes to Financial Statements.
2	www.graniteshares.com

GraniteShares Autocallable MSTR ETF	Schedule of Investments
June 30, 2026

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 532.22%(a)
United States Treasury Bill, 3.389% , 07/23/2026	$2,000,000	$1,995,596
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $1,995,858)		1,995,596
TOTAL INVESTMENTS - 532.22%
(Cost $1,995,858)		$1,995,596
Liabilities In Excess Of Other Assets - (432.22%)		(1,620,641	) (b)
NET ASSETS (100.00%)		$374,955

(a) Rate shown represents the bond equivalent yield to maturity at date of purchase.

(b) Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Underlying Reference Instrument	Fixed Rate (Fund Receives)	Floating Rate (Fund Pays)	Termination Date	Periodic Payment Freqency	Notional Amount	Upfront Payments paid/(received)	Market Value	Unrealized appreciation (depreciation)
Nomura Securities	Autocallable MSTR TRS 50% EKI	30.60%	1 Day SOFR	4/28/2028	Monthly	150,000	$—	$82,271	$(67,276)
Nomura Securities	Autocallable MSTR TRS 55% EKI	33.25%	1 Day SOFR	4/28/2028	Monthly	150,000	$—	$77,930	$(71,617)
Nomura Securities	Autocallable MSTR TRS 60% EKI	36.80%	1 Day SOFR	4/28/2028	Monthly	150,000	$—	$73,981	$(75,566)
Nomura Securities	Autocallable MSTR TRS 65% EKI	40.40%	1 Day SOFR	4/28/2028	Monthly	150,000	$—	$71,123	$(78,424)
Nomura Securities	Autocallable MSTR TRS 70% EKI	45.00%	1 Day SOFR	4/28/2028	Monthly	150,000	$—	$68,374	$(81,173)

							$—	$373,679	$(374,056)

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

EKI - European Knock In. - Represents a knock-in option contract that begins to function as a normal option only once a certain price level is reached before expiration.

See Notes to Financial Statements.
Annual Report | June 30, 2026	3

GraniteShares Autocallable COIN ETF	Schedule of Investments
June 30, 2026

Investments	Principal Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 122.17%(a)
United States Treasury Bill, 3.389% , 07/23/2026	$1,000,000	$997,798
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $1,997,929)		997,798
TOTAL INVESTMENTS - 122.17%
(Cost $1,997,929)		$997,798
Liabilities In Excess Of Other Assets - (22.17%)		(181,079	) (b)
NET ASSETS (100.00%)		$816,719

(a) Rate shown represents the bond equivalent yield to maturity at date of purchase.

(b) Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Underlying Reference Instrument	Fixed Rate (Fund Receives)	Floating Rate (Fund Pays)	Termination Date	Periodic Payment Freqency	Notional Amount	Upfront Payments paid/(received)	Market Value	Unrealized appreciation (depreciation)
Nomura Securities	Autocallable COIN TRS 50% EKI	30.75%	1 Day SOFR	4/28/2028	Monthly	200,000	$(6,827)	$172,069	$(20,535)
Nomura Securities	Autocallable COIN TRS 55% EKi	33.75%	1 Day SOFR	4/28/2028	Monthly	200,000	$(7,712)	$168,332	$(23,388)
Nomura Securities	Autocallable COIN TRS 60% EKI	37.60%	1 Day SOFR	4/28/2028	Monthly	200,000	$(8,664)	$164,762	$(26,005)
Nomura Securities	Autocallable COIN TRS 65% EKI	41.50%	1 Day SOFR	4/28/2028	Monthly	200,000	$(9,715)	$160,798	$(28,918)
Nomura Securities	Autocallable COIN TRS 70% EKI	46.00%	1 Day SOFR	4/28/2028	Monthly	200,000	$(10,994)	$149,392	$(39,045)

							$(43,912)	$815,353	$(137,891)

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

EKI - European Knock In. - Represents a knock-in option contract that begins to function as a normal option only once a certain price level is reached before expiration.

See Notes to Financial Statements.
4	www.graniteshares.com

GraniteShares Autocallable PLTR ETF	Schedule of Investments
June 30, 2026

Other Assets In Excess Of Liabilities - (100.00%)	$2,128,865	(a)
NET ASSETS (100.00%)	$2,128,865

(a) Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Underlying Reference Instrument	Fixed Rate (Fund Receives)	Floating Rate (Fund Pays)	Termination Date	Periodic Payment Freqency	Notional Amount	Upfront Payments paid/(received)	Market Value	Unrealized appreciation (depreciation)
Nomura Securities	Autocallable PLTR TRS 50% EKI	17.50%	1 Day SOFR	4/28/2028	Monthly	450,000	$634	$430,876	$(18,399)
Nomura Securities	Autocallable PLTR TRS 55% EKI	19.50%	1 Day SOFR	4/28/2028	Monthly	450,000	$704	$428,251	$(21,094)
Nomura Securities	Autocallable PLTR TRS 60% EKI	22.00%	1 Day SOFR	4/28/2028	Monthly	450,000	$258	$423,640	$(25,259)
Nomura Securities	Autocallable PLTR TRS 65% EKI	24.60%	1 Day SOFR	4/28/2028	Monthly	450,000	$371	$420,917	$(28,095)
Nomura Securities	Autocallable PLTR TRS 70% EKI	27.75%	1 Day SOFR	4/28/2028	Monthly	450,000	$477	$416,705	$(32,413)
							$2,444	$2,120,389	$(125,260)

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

EKI - European Knock In. - Represents a knock-in option contract that begins to function as a normal option only once a certain price level is reached before expiration.

See Notes to Financial Statements.

See Notes to Financial Statements.
Annual Report | June 30, 2026	5

GraniteShares Autocallable HOOD ETF	Schedule of Investments
June 30, 2026

Other Assets In Excess Of Liabilities - (100.00%)	$1,031,469	(a)
NET ASSETS (100.00%)	$1,031,469

(a) Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Underlying Reference Instrument	Fixed Rate (Fund Receives)	Floating Rate (Fund Pays)	Termination Date	Periodic Payment Freqency	Notional Amount	Upfront Payments paid/(received)	Market Value	Unrealized appreciation (depreciation)
Nomura Securities	Autocallable HOOD TRS 50% EKI	23.60%	1 Day SOFR	4/28/2028	Monthly	200,000	$37	$204,526	$5,093
Nomura Securities	Autocallable HOOD TRS 55% EKI	26.40%	1 Day SOFR	4/28/2028	Monthly	200,000	$69	$205,334	$5,870
Nomura Securities	Autocallable HOOD TRS 60% EKI	29.50%	1 Day SOFR	4/28/2028	Monthly	200,000	$3	$205,732	$6,334
Nomura Securities	Autocallable HOOD TRS 65% EKI	32.70%	1 Day SOFR	4/28/2028	Monthly	200,000	$6	$206,655	$7,254
Nomura Securities	Autocallable HOOD TRS 70% EKI	36.20%	1 Day SOFR	4/28/2028	Monthly	200,000	$(33)	$206,791	$7,428
							$82	$1,029,038	$31,979

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

EKI - European Knock In. - Represents a knock-in option contract that begins to function as a normal option only once a certain price level is reached before expiration.

See Notes to Financial Statements.
6	www.graniteshares.com

GraniteShares Autocallable SMCI ETF	Schedule of Investments
June 30, 2026

Other Assets In Excess Of Liabilities - (100.00%)	$864,965	(a)
NET ASSETS (100.00%)	$864,965

(a) Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Underlying Reference Instrument	Fixed Rate (Fund Receives)	Floating Rate (Fund Pays)	Termination Date	Periodic Payment Freqency	Notional Amount	Upfront Payments paid/(received)	Market Value	Unrealized appreciation (depreciation)
Nomura Securities	Autocallable SMCI TRS 50% EKI	33.50%	1 Day SOFR	4/28/2028	Monthly	200,000	$3,950	$177,289	$(25,951)
Nomura Securities	Autocallable SMCI TRS 55% EKI	36.30%	1 Day SOFR	4/28/2028	Monthly	200,000	$4,376	$175,221	$(28,445)
Nomura Securities	Autocallable SMCI TRS 60% EKI	39.75%	1 Day SOFR	4/28/2028	Monthly	200,000	$4,418	$171,726	$(31,982)
Nomura Securities	Autocallable SMCI TRS 65% EKI	43.40%	1 Day SOFR	4/28/2028	Monthly	200,000	$4,933	$169,815	$(34,408)
Nomura Securities	Autocallable SMCI TRS 70% EKI	47.75%	1 Day SOFR	4/28/2028	Monthly	200,000	$5,349	$166,553	$(38,086)
							$23,026	$860,604	$(158,872)

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

EKI - European Knock In. - Represents a knock-in option contract that begins to function as a normal option only once a certain price level is reached before expiration.

See Notes to Financial Statements.
Annual Report | June 30, 2026	7

GraniteShares Autocallable MARA ETF	Schedule of Investments
June 30, 2026

Other Assets In Excess Of Liabilities - (100.00%)	$964,326	(a)
NET ASSETS (100.00%)	$964,326

(a) Includes cash which is being held as collateral for total return swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Underlying Reference Instrument	Fixed Rate (Fund Receives)	Floating Rate (Fund Pays)	Termination Date	Periodic Payment Freqency	Notional Amount	Upfront Payments paid/(received)	Market Value	Unrealized appreciation (depreciation)
Nomura Securities	Autocallable MARA TRS 50% EKI	36.00%	1 Day SOFR	4/28/2028	Monthly	200,000	$(3,439)	$193,621	$(1,832)
Nomura Securities	Autocallable MARA TRS 55% EKI	38.90%	1 Day SOFR	4/28/2028	Monthly	200,000	$(3,623)	$193,327	$(1,942)
Nomura Securities	Autocallable MARA TRS 60% EKI	42.10%	1 Day SOFR	4/28/2028	Monthly	200,000	$(4,378)	$191,429	$(3,086)
Nomura Securities	Autocallable MARA TRS 65% EKI	45.90%	1 Day SOFR	4/28/2028	Monthly	200,000	$(4,567)	$191,278	$(3,048)
Nomura Securities	Autocallable MARA TRS 70% EKI	50.00%	1 Day SOFR	4/28/2028	Monthly	200,000	$(5,128)	$189,951	$(3,814)
							$(21,135)	$959,606	$(13,722)

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

EKI - European Knock In. - Represents a knock-in option contract that begins to function as a normal option only once a certain price level is reached before expiration.

See Notes to Financial Statements.
8	www.graniteshares.com

GraniteShares Autocallable ETFs	Statements of Assets and Liabilities
June 30, 2026

	GraniteShares Autocallable TSLA ETF	GraniteShares Autocallable NVDA ETF	GraniteShares Autocallable MSTR ETF	GraniteShares Autocallable COIN ETF	GraniteShares Autocallable PLTR ETF
ASSETS:
Investments at cost	$-	$-	$1,995,858	$997,929	$-
Investments at value	$-	$-	$1,995,596	$997,798	$-
Cash	1,588,038	1,749,549	44,385	344,600	1,561,392
Cash collateral held for open swap contracts	660,000	750,000	710,000	660,000	700,000
Due from advisor	2,010	1,638	8,580	8,310	8,494
Due from counterparty	-	6,412	-	-	-
Unrealized appreciation on total return swap contracts	28,884	17,961	-	-	-
Other assets	185	207	62	83	186
Total Assets	2,279,117	2,525,767	2,758,623	2,010,791	2,270,072
LIABILITIES:
Unrealized depreciation on total return swap contracts	-	-	374,056	137,891	125,260
Administration payable	955	954	714	714	714
Payable for accounting and legal	8,371	8,379	7,992	7,999	8,032
Payable to custodian	675	759	818	818	818
Payable for investments purchased	-	-	1,995,858	997,929	-
Payable for trustee fees	211	211	211	211	211
Payable for transfer agency	833	847	908	908	908
Due to Counterparty	18,352	-	2,265	46,757	4,353
Other accrued payables	1,155	1,158	846	845	911
Total Liabilities	30,552	12,308	2,383,668	1,194,072	141,207
Commitments and contingencies (Note 5)
NET ASSETS	$2,248,565	$2,513,459	$374,955	$816,719	$2,128,865

NET ASSETS CONSIST OF:
Paid-in capital	$2,231,507	$2,508,692	$375,217	$816,851	$2,128,865
Total distributable earnings/(losses)	17,058	4,767	(262)	(132)	-
NET ASSETS	$2,248,565	$2,513,459	$374,955	$816,719	$2,128,865
Shares outstanding	90,001	100,001	30,001	40,001	90,001
Net Asset Value per share	$24.98	$25.13	$12.50	$20.42	$23.65

See Notes to Financial Statements.
Annual Report | June 30, 2026	9

GraniteShares Autocallable ETFs	Statements of Assets and Liabilities
June 30, 2026

	GraniteShares Autocallable HOOD ETF	GraniteShares Autocallable SMCI ETF	GraniteShares Autocallable MARA ETF
ASSETS:
Cash	764,344	294,062	540,857
Cash collateral held for open swap contracts	240,000	710,000	460,000
Due from advisor	9,517	11,566	11,735
Due from counterparty	-	19,477	-
Unrealized appreciation on total return swap contracts	31,979	-	-
Receivable for shares sold	-	-	240,673
Other assets	83	83	83
Total Assets	1,045,923	1,035,188	1,253,348
LIABILITIES:
Unrealized depreciation on total return swap contracts	-	158,872	13,722
Administration payable	714	714	714
Payable for accounting and legal	8,004	8,006	8,001
Payable to custodian	818	668	668
Payable for trustee fees	211	211	211
Payable for transfer agency	908	883	883
Payable for capital shares redeemed	-	-	240,074
Due to Counterparty	2,939	-	23,903
Other accrued payables	860	869	846
Total Liabilities	14,454	170,223	289,022
Commitments and contingencies (Note 5)
NET ASSETS	$1,031,469	$864,965	$964,326

NET ASSETS CONSIST OF:
Paid-in capital	$1,000,535	$895,609	$975,539
Total distributable earnings/(losses)	30,934	(30,644)	(11,213)
NET ASSETS	$1,031,469	$864,965	$964,326
Shares outstanding	40,001	40,001	40,001
Net Asset Value per share	$25.79	$21.62	$24.11

See Notes to Financial Statements.
10	www.graniteshares.com

GraniteShares Autocallable ETFs	Statements of Operations
For the Period Ended June 30, 2026

	GraniteShares Autocallable TSLA ETF*	GraniteShares Autocallable NVDA ETF*	GraniteShares Autocallable MSTR ETF†	GraniteShares Autocallable COIN ETF†	GraniteShares Autocallable PLTR ETF†
INVESTMENT INCOME:
Interest	$17,020	$17,738	$2,196	$2,679	$6,341
Total Investment Income	17,020	17,738	2,196	2,679	6,341
EXPENSES:
Advisory fees	5,451	5,810	804	1,049	2,186
Administration fees	955	954	714	714	714
Transfer agency	2,152	2,173	908	908	908
Trustee fees	468	468	211	211	211
Custody fees	468	541	303	303	303
Accounting and legal	11,210	11,221	8,502	8,509	8,407
Other expenses	7,468	7,469	4,531	4,531	4,598
Total Expenses	28,172	28,636	15,973	16,225	17,327
Less waiver fees (Note 5)	(21,626)	(21,589)	(15,044)	(15,008)	(14,761)
Fees Paid Indirectly (Note 5)	(200)	(300)	-	-	-
Net Expenses	6,346	6,747	929	1,217	2,566
NET INVESTMENT INCOME	10,674	10,991	1,267	1,462	3,775

REALIZED GAIN/(LOSS) ON:
Investments	(7)	(8)	1	-	-
Total return swaps	69,024	55,472	19,506	19,371	32,074
Total Net realized gain	69,017	55,464	19,507	19,371	32,074
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
Investments	-	-	(262)	(131)	-
Total return swaps	28,884	17,961	(374,056)	(137,891)	(125,260)
Total net change in unrealized
appreciation/(depreciation)	28,884	17,961	(374,318)	(138,022)	(125,260)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$108,575	$84,416	$(353,544)$	(117,189)	$(89,411)

*	Commenced operations on February 2, 2026.
†	Commenced operations on May 11, 2026.
‡	Commenced operations on May 18, 2026.

See Notes to Financial Statements.
Annual Report | June 30, 2026	11

GraniteShares Autocallable ETFs	Statements of Operations
For the Period Ended June 30, 2026

	GraniteShares Autocallable HOOD ETF*	GraniteShares Autocallable SMCI ETF†	GraniteShares Autocallable MARA ETF†
INVESTMENT INCOME:
Interest	$2,969	$2,830	$2,277
Total Investment Income	2,969	2,830	2,277
EXPENSES:
Advisory fees	1,110	986	804
Administration fees	714	714	714
Transfer agency	908	883	883
Trustee fees	211	211	211
Custody fees	303	153	153
Accounting and legal	8,375	8,216	8,211
Other expenses	4,543	4,554	4,531
Total Expenses	16,164	15,717	15,507
Less waiver fees (Note 5)	(14,873)	(14,568)	(14,558)
Fees Paid Indirectly (Note 5)	-	-	-
Net Expenses	1,291	1,149	949
NET INVESTMENT INCOME	1,678	1,681	1,328
REALIZED GAIN/(LOSS) ON:
Investments	1	1	-
Total return swaps	20,430	6,991	12,254
Total Net realized gain	20,431	6,992	12,254
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
Total return swaps	31,979	(158,872)	(13,722)
Total net change in unrealized appreciation/(depreciation)	31,979	(158,872)	(13,722)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$54,088	$(150,199)	$(140)

*	Commenced operations on May 18, 2026.
†	Commenced operations on May 26, 2026.

See Notes to Financial Statements.
12	www.graniteshares.com

GraniteShares Autocallable TSLA ETFs	Statement of Changes in Net Assets

For the Period February 2, 2026 (Commencement of Operations) to June 30, 2026
OPERATIONS:
Net investment income	$10,674
Net realized gain	69,017
Net change in unrealized appreciation	28,884
Net increase in net assets resulting from operations	108,575
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(91,517)
Total distributions	(91,517)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	2,231,507
Net increase from capital share transactions	2,231,507
Net increase in net assets	2,248,565
NET ASSETS:
Beginning of period	-
End of period	$2,248,565
CAPITAL SHARE TRANSACTIONS:
Beginning shares	-
Shares sold	90,001
Shares outstanding, end of period	90,001

See Notes to Financial Statements.
Annual Report | June 30, 2026	13

GraniteShares Autocallable NVDA ETFs	Statement of Changes in Net Assets

For the Period February 2, 2026 (Commencement of Operations) to June 30, 2026
OPERATIONS:
Net investment income	$10,991
Net realized gain	55,464
Net change in unrealized appreciation	17,961
Net increase in net assets resulting from operations	84,416
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(79,649)
Total distributions	(79,649)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	2,508,692
Net increase from capital share transactions	2,508,692
Net increase in net assets	2,513,459
NET ASSETS:
Beginning of period	-
End of period	$2,513,459
CAPITAL SHARE TRANSACTIONS:
Beginning shares	-
Shares sold	100,001
Shares outstanding, end of period	100,001

See Notes to Financial Statements.
14	www.graniteshares.com

GraniteShares Autocallable MSTR ETFs	Statement of Changes in Net Assets

For the Period May 11, 2026 (Commencement of Operations) to June 30, 2026
OPERATIONS:
Net investment income	$1,267
Net realized gain	19,507
Net change in unrealized depreciation	(374,318)
Net decrease in net assets resulting from operations	(353,544)
DISTRIBUTIONS TO SHAREHOLDERS:
Tax return of capital to shareholders	(21,526)
Total distributions	(21,526)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	750,025
Net increase from capital share transactions	750,025
Net increase in net assets	374,955
NET ASSETS:
Beginning of period	-
End of period	$374,955
CAPITAL SHARE TRANSACTIONS:
Beginning shares	-
Shares sold	30,001
Shares outstanding, end of period	30,001

See Notes to Financial Statements.
Annual Report | June 30, 2026	15

GraniteShares Autocallable COIN ETFs	Statement of Changes in Net Assets

For the Period May 11, 2026 (Commencement of Operations) to June 30, 2026
OPERATIONS:
Net investment income	$1,462
Net realized gain	19,371
Net change in unrealized depreciation	(138,022)
Net decrease in net assets resulting from operations	(117,189)
DISTRIBUTIONS TO SHAREHOLDERS:
Tax return of capital to shareholders	(21,978)
Total distributions	(21,978)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	955,886
Net increase from capital share transactions	955,886
Net increase in net assets	816,719
NET ASSETS:
Beginning of period	-
End of period	$816,719
CAPITAL SHARE TRANSACTIONS:
Beginning shares	-
Shares sold	40,001
Shares outstanding, end of period	40,001

See Notes to Financial Statements.
16	www.graniteshares.com

GraniteShares Autocallable PLTR ETFs	Statement of Changes in Net Assets

For the Period May 18, 2026 (Commencement of Operations) to June 30, 2026
OPERATIONS:
Net investment income	$3,775
Net realized gain	32,074
Net change in unrealized depreciation	(125,260)
Net decrease in net assets resulting from operations	(89,411)

DISTRIBUTIONS TO SHAREHOLDERS:
Tax return of capital to shareholders	(37,878)
Total distributions	(37,878)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	2,256,154
Net increase from capital share transactions	2,256,154
Net increase in net assets	2,128,865

NET ASSETS:
Beginning of period	-
End of period	$2,128,865

CAPITAL SHARE TRANSACTIONS:
Beginning shares	-
Shares sold	90,001
Shares outstanding, end of period	90,001

See Notes to Financial Statements.
Annual Report | June 30, 2026	17

GraniteShares Autocallable HOOD ETFs	Statement of Changes in Net Assets

For the Period May 18, 2026 (Commencement of Operations) to June 30, 2026
OPERATIONS:
Net investment income	$1,678
Net realized gain	20,431
Net change in unrealized appreciation	31,979
Net increase in net assets resulting from operations	54,088

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(23,154)
Total distributions	(23,154)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	1,000,535
Net increase from capital share transactions	1,000,535
Net increase in net assets	1,031,469

NET ASSETS:
Beginning of period	-
End of period	$1,031,469

CAPITAL SHARE TRANSACTIONS:
Beginning shares	-
Shares sold	40,001
Shares outstanding, end of period	40,001

See Notes to Financial Statements.
18	www.graniteshares.com

GraniteShares Autocallable SMCI ETFs	Statement of Changes in Net Assets

For the Period May 26, 2026 (Commencement of Operations) to June 30, 2026
OPERATIONS:
Net investment income	$1,681
Net realized gain	6,992
Net change in unrealized depreciation	(158,872)
Net decrease in net assets resulting from operations	(150,199)

DISTRIBUTIONS TO SHAREHOLDERS:
Tax return of capital to shareholders	(40,185)
Total distributions	(40,185)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	1,277,121
Cost of shares redeemed	(221,772)
Net increase from capital share transactions	1,055,349
Net increase in net assets	864,965

NET ASSETS:
Beginning of period	-
End of period	$864,965

CAPITAL SHARE TRANSACTIONS:
Beginning shares	-
Shares sold	50,001
Shares redeemed	(10,000)
Shares outstanding, end of period	40,001

See Notes to Financial Statements.
Annual Report | June 30, 2026	19

GraniteShares Autocallable MARA ETFs	Statement of Changes in Net Assets

For the Period May 26, 2026 (Commencement of Operations) to June 30, 2026
OPERATIONS:
Net investment income	$1,328
Net realized gain	12,254
Net change in unrealized depreciation	(13,722)
Net decrease in net assets resulting from operations	(140)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(11,073)
Tax return of capital to shareholders	(14,563)
Total distributions	(25,636)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	1,230,176
Cost of shares redeemed	(240,074)
Net increase from capital share transactions	990,102
Net increase in net assets	964,326

NET ASSETS:
Beginning of period	-
End of period	$964,326

CAPITAL SHARE TRANSACTIONS:
Beginning shares	-
Shares sold	50,001
Shares redeemed	(10,000)
Shares outstanding, end of period	40,001

See Notes to Financial Statements.
20	www.graniteshares.com

GraniteShares Autocallable TSLA ETFs	Financial Highlights
For a Share Outstanding Throughout the Period Presented

	For the Period February 2, 2026 (Commencement of Operations) to June 30, 2026
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.19
Net realized and unrealized gain	1.38
Total from investment operations	1.57

DISTRIBUTIONS:
From net investment income	(1.59)
Total distributions	(1.59)

NET (DECREASE) IN NET ASSET VALUE	(0.02)
NET ASSET VALUE, END OF PERIOD	$24.98
TOTAL RETURN(b)	6.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$2,249

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	5.11	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(c)
Ratio of net investment income to average net assets	1.93	%(c)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on exdate).
(c)	Annualized.

See Notes to Financial Statements.
Annual Report | June 30, 2026	21

GraniteShares Autocallable NVDA ETFs	Financial Highlights
For a Share Outstanding Throughout the Period Presented

	For the Period February 2, 2026 (Commencement of Operations) to June 30, 2026
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.19
Net realized and unrealized gain	1.33
Total from investment operations	1.52

DISTRIBUTIONS:
From net investment income	(1.39)
Total distributions	(1.39)

NET INCREASE IN NET ASSET VALUE	0.13
NET ASSET VALUE, END OF PERIOD	$25.13
TOTAL RETURN(b)	6.30%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$2,513

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement toaverage net assets	4.88	%(c)
Ratio of expenses including waiver/reimbursement toaverage net assets	1.15	%(c)
Ratio of net investment income to average net assets	1.87	%(c)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on exdate).
(c)	Annualized.

See Notes to Financial Statements.
22	www.graniteshares.com

GraniteShares Autocallable MSTR ETFs	Financial Highlights
For a Share Outstanding Throughout the Period Presented

	For the Period May 11, 2026 (Commencement of Operations) to June 30, 2026
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.04
Net realized and unrealized loss	(11.82)
Total from investment operations	(11.78)

DISTRIBUTIONS:
From return of capital	(0.72)
Total distributions	(0.72)

NET (DECREASE) IN NET ASSET VALUE	(12.50)
NET ASSET VALUE, END OF PERIOD	$12.50
TOTAL RETURN(b)	(48.06)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$375

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement toaverage net assets	19.77	%(c)
Ratio of expenses including waiver/reimbursement toaverage net assets	1.15	%(c)
Ratio of net investment income to average net assets	1.57	%(c)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on exdate).
(c)	Annualized.

See Notes to Financial Statements.
Annual Report | June 30, 2026	23

GraniteShares Autocallable COIN ETFs	Financial Highlights
For a Share Outstanding Throughout the Period Presented

	For the Period May 11, 2026 (Commencement of Operations) to June 30, 2026
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.04
Net realized and unrealized loss	(3.89)
Total from investment operations	(3.85)

DISTRIBUTIONS:
From return of capital	(0.73)
Total distributions	(0.73)

NET (DECREASE) IN NET ASSET VALUE	(4.58)
NET ASSET VALUE, END OF PERIOD	$20.42
TOTAL RETURN(b)	(15.55)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$817

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement toaverage net assets	15.34	%(c)
Ratio of expenses including waiver/reimbursement toaverage net assets	1.15	%(c)
Ratio of net investment income to average net assets	1.38	%(c)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on exdate).
(c)	Annualized.

See Notes to Financial Statements.
24	www.graniteshares.com

GraniteShares Autocallable PLTR ETFs	Financial Highlights
For a Share Outstanding Throughout the Period Presented

	For the Period May 18, 2026 (Commencement of Operations) to June 30, 2026
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.05
Net realized and unrealized loss	(0.98)
Total from investment operations	(0.93)

DISTRIBUTIONS:
From return of capital	(0.42)
Total distributions	(0.42)

NET (DECREASE) IN NET ASSET VALUE	(1.35)
NET ASSET VALUE, END OF PERIOD	$23.65
TOTAL RETURN(b)	(3.80)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$2,129

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement toaverage net assets	7.77	%(c)
Ratio of expenses including waiver/reimbursement toaverage net assets	1.15	%(c)
Ratio of net investment income to average net assets	1.69	%(c)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on exdate).
(c)	Annualized.

See Notes to Financial Statements.
Annual Report | June 30, 2026	25

GraniteShares Autocallable HOOD ETFs	Financial Highlights
For a Share Outstanding Throughout the Period Presented

	For the Period May 18, 2026 (Commencement of Operations) to June 30, 2026
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.04
Net realized and unrealized gain	1.33
Total from investment operations	1.37

DISTRIBUTIONS:
From net investment income	(0.58)
Total distributions	(0.58)

NET INCREASE IN NET ASSET VALUE	0.79
NET ASSET VALUE, END OF PERIOD	$25.79
TOTAL RETURN[b]	5.58%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$1,031

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement toaverage net assets	14.41	%(c)
Ratio of expenses including waiver/reimbursement toaverage net assets	1.15	%(c)
Ratio of net investment income to average net assets	1.50	%(c)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on exdate).
(c)	Annualized.

See Notes to Financial Statements.
26	www.graniteshares.com

GraniteShares Autocallable SMCI ETFs	Financial Highlights
For a Share Outstanding Throughout the Period Presented

	For the Period May 26, 2026 (Commencement of Operations) to June 30, 2026
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.04
Net realized and unrealized loss	(2.62)
Total from investment operations	(2.58)

DISTRIBUTIONS:
From return of capital	(0.80)
Total distributions	(0.80)

NET (DECREASE) IN NET ASSET VALUE	(3.38)
NET ASSET VALUE, END OF PERIOD	$21.62
TOTAL RETURN(b)	(10.81)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$865

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement toaverage net assets	15.74	%(c)
Ratio of expenses including waiver/reimbursement toaverage net assets	1.15	%(c)
Ratio of net investment income to average net assets	1.68	%(c)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on exdate).
(c)	Annualized.

See Notes to Financial Statements.
Annual Report | June 30, 2026	27

GraniteShares Autocallable MARA ETFs	Financial Highlights
For a Share Outstanding Throughout the Period Presented

	For the Period May 26, 2026 (Commencement of Operations) to June 30, 2026
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00

INCOME FROM OPERATIONS:
Net investment income(a)	0.04
Net realized and unrealized loss	(0.08)
Total from investment operations	(0.04)

DISTRIBUTIONS:
From net investment income	(0.36)
From return of capital	(0.49)
Total distributions	(0.85)

NET (DECREASE) IN NET ASSET VALUE	(0.89)
NET ASSET VALUE, END OF PERIOD	$24.11
TOTAL RETURN(b)	(0.09)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$964

RATIOS TO AVERAGE NET ASSETS
Ratio of expenses excluding waiver/reimbursement to average net assets	18.79	%(c)
Ratio of expenses including waiver/reimbursement to average net assets	1.15	%(c)
Ratio of net investment income to average net assets	1.61	%(c)
Portfolio turnover rate	0%

(a)	Based on daily average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices (lower of market or NAV on exdate).
(c)	Annualized.

See Notes to Financial Statements.
28	www.graniteshares.com

GraniteShares ETFs	Notes to Financial Statements
June 30, 2026

1. ORGANIZATION

The GraniteShares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2016. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust is an open-end management investment company currently consisting of eighty-two investment series. This report pertains to the GraniteShares Autocallable TSLA ETF (“TLA”), GraniteShares Autocallable NVDA ETF (“ANV”), GraniteShares Autocallable MSTR ETF (“MSR”), GraniteShares Autocallable COIN ETF (“ATC”), GraniteShares Autocallable PLTR ETF (“PLA”), GraniteShares Autocallable HOOD ETF (“AHD”), GraniteShares Autocallable SMCI ETF (“SCA”), and GraniteShares Autocallable MARA ETF (“MRA”) (each, a “Fund”, and collectively, the “Funds”). TLA and ANV commenced operations on February 2, 2026. MSR and ATC commenced operations on May 11, 2026. PLA and AHD commenced operations on May 18, 2026. SCA and MRA commenced operations on May 26, 2026. Each Fund is a non-diversified series of a management investment company under the 1940 Act. The remaining Funds in the Trust are presented separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds follows the accounting and reporting guidance in the Accounting Standards Codifications 946, “Financial Services—Investment Companies” issued by the U.S. Financial Accounting Standards Board. In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Funds represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Chief Operation Officer and Treasurer acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation. The CODM monitors the operating results as a whole and the Funds’ long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statements note disclosures only and did not affect the Funds’ financial position or the results of its operations.

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.

Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as each Fund is informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds distribute all or substantially all of their net investment income to shareholders in the form of dividends.

Total Return Swap contracts: Each of the Funds TLA, ANV, MSR, ATC, PLA, AHD, SCA and MRA may enter into autocallable-linked “long” total return swap contracts. The Funds do not invest directly in the underlying stock, and investors will not receive dividends or other distributions from that stock. Autocallables are structured products that may pay periodic income, referred to as a coupon, if certain conditions are met. These payments are not guaranteed and depend on the performance of the underlying stock. The Weighted Average Coupon refers to the average expected coupon across each Funds autocallable positions based on their relative size, but is not a guaranteed yield and may change over time. The Coupon Barrier is the predefined level of the underlying stock that must be met for a coupon to be paid on an observation date; if the underlying stock falls below this level, no coupon will be paid for that period. The Autocallable Barrier is the level at which the instrument may be automatically redeemed prior to maturity if the underlying stock reaches or exceeds that level on an observation date, resulting in the return of principal and termination of future coupon payments. The Maturity Barrier is the level observed at maturity that determines downside protection; if the underlying stock is below this level, investors may be exposed to the full negative performance of the underlying stock and could lose a significant portion or all of their investment.

Annual Report | June 30, 2026	29

GraniteShares ETFs	Notes to Financial Statements
June 30, 2026

Standard equity total return swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The Funds returns are linked to the performance of autocallable derivatives and are therefore subject to Autocallable Structure Risk, which refers to the possibility that coupon payments may not be made, that instruments may be redeemed early, or that investors may be exposed to full downside losses depending on market conditions and the path of the underlying stock’s performance. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested in a particular security). Each Fund enters into master netting agreements with counterparties to mitigate counterparty credit risk in derivative contracts. A Fund does not offset fair value amounts for derivative contracts and related cash collateral on the Statements of Assets and Liabilities arising from derivative contracts executed with the same counterparties under such master netting agreements. Each Fund’s obligations are accrued daily and offset by any amounts owed to the Fund.

In a “long” equity total return swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular security, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the total return swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such security plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the total return swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund’s obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds’ custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized appreciation or depreciation on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”.

Each of the Funds may enter into total return swap contracts that provide the opposite return of the security (“short” the security). The operations are similar to that of the total return swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying security reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the security underlying the swap agreement can cause a scenario in which the Fund will pay the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event.

Collateral requirements generally differ by type of derivative. Collateral terms are contract specific for OTC derivatives (e.g. swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to the counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivative counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Interest earned on collateral pledged to a counterparty and interest expense incurred on collateral received from a counterparty is included with the realized gains/losses on the Statements of Operations.

In the event of the counterparty’s default, bankruptcy or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations.

30	www.graniteshares.com

GraniteShares ETFs	Notes to Financial Statements
June 30, 2026

3. SECURITIES VALUATION

The Funds calculate their net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange Arca, Inc. (“NYSE Arca”) is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

If a market quotation is not readily available, the affected Fund’s portfolio will be valued at fair value for which Trust’s Board of Directors (the “Board”) maintains responsibility under Rule 2a-5. To achieve this purpose, the Board relies on a committee (the “Valuation Committee”) which consists of Trust’s CCO and representatives of the Adviser. As rule 2a-5 went into effect on September 8, 2022, the Board approved new valuation and fair value procedures. One of the requirements is that the Board receives an annual report from the trust’s CCO on the effectiveness of these procedures. Prior to September 8, 2022, if a market quotation was not readily available or was deemed not to reflect market value, the Adviser determined the price of the security held by the Funds based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board.

Fixed income instruments are valued based on prices received from pricing services. The pricing services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the pricing services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments.

Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of the last bid and asked prices, if available, and otherwise at the closing bid price. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. U.S. Treasury securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes. In each of these situations, valuations are typically categorized as Level2 in the fair value hierarchy.

Exchange traded equity and bond futures contracts are generally valued at the official futures settlement price. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of each Fund net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” A variety of factors may be considered in determining the fair value of such securities.

Valuing each Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

4. FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Annual Report | June 30, 2026	31

GraniteShares ETFs	Notes to Financial Statements
June 30, 2026

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund’s investments at June 30, 2026 were as follows:

GRANITESHARES AUTOCALLABLE TSLA ETF

Derivative Instruments	Level 1	Level 2	Level 3	Total
Assets:
Total Return Swap Contracts	$-	$28,884	$-	$28,884
Total	$-	$28,884	$-	$28,884

GRANITESHARES AUTOCALLABLE NVDA ETF

Derivative Instruments	Level 1	Level 2	Level 3	Total
Assets:
Total Return Swap Contracts	$-	$17,961	$-	$17,961
Total	$-	$17,961	$-	$17,961

GRANITESHARES AUTOCALLABLE MSTR ETF

Investments in Securities at Fair Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$-	$1,995,596	$-	$1,995,596
Total	$-	$1,995,596	$-	$1,995,596
Derivative Instruments
Liabilities:
Total Return Swap Contracts	$-	$(374,056)	$-	$(374,056)
Total	$-	$(374,056)	$-	$(374,056)

GRANITESHARES AUTOCALLABLE COIN ETF

Investments in Securities at Fair Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$-	$997,798	$-	$997,798
Total	$-	$997,798	$-	$997,798
Derivative Instruments
Liabilities:
Total Return Swap Contracts	$-	$(137,891)	$-	$(137,891)
Total	$-	$(137,891)	$-	$(137,891)

GRANITESHARES AUTOCALLABLE PLTR ETF

Derivative Instruments
Liabilities:
Total Return Swap Contracts	$-	$(125,260)	$-	$(125,260)
Total	$-	$(125,260)	$-	$(125,260)

GRANITESHARES AUTOCALLABLE HOOD ETF

Derivative Instruments
Assets:
Total Return Swap Contracts	$-	$31,979	$-	$31,979
Total	$-	$31,979	$-	$31,979

32	www.graniteshares.com

GraniteShares ETFs	Notes to Financial Statements
June 30, 2026

GRANITESHARES AUTOCALLABLE SMCI ETF

Derivative Instruments
Liabilities:
Total Return Swap Contracts	$-	$(158,872)	$-	$(158,872)
Total	$-	$(158,872)	$-	$(158,872)

GRANITESHARES AUTOCALLABLE MARA ETF

Derivative Instruments
Liabilities:
Total Return Swap Contracts	$-	$(13,722)	$-	$(13,722)
Total	$-	$(13,722)	$-	$(13,722)

Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

As of June 30, 2026, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3.

5. ADVISORY AND OTHER AGREEMENTS

GraniteShares Advisors LLC (the “Adviser”), the investment adviser to the Funds, is a Delaware limited Liability Company located at 222 Broadway, 21st floor, New York, NY 10038. The Adviser provides investment advisory services to exchange-traded funds. The Adviser serves as investment adviser to the Funds with overall responsibility for the portfolio management of the Funds, subject to the supervision of the Board of Trustees (the “Board”) of the Trust.

For its services, the Adviser receives a fee that is equal to 0.99% of the average daily net assets of the Funds, calculated daily and paid monthly. Pursuant to the Advisory Agreement, each Fund is responsible for substantially all its expenses.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Fund. The expense limitations remain in effect until the dates specified in the table below, after which they may be terminated or revised.

Fund	Investment Advisory Fee Rate	Expense Limitation	Expense Limitation Effective Through
GraniteShares Autocallable TSLA ETF	0.99% p.a.	1.15% p.a.	December 31, 2026
GraniteShares Autocallable NVDA ETF	0.99% p.a.	1.15% p.a.	December 31, 2026
GraniteShares Autocallable MSTR ETF	0.99% p.a.	1.15% p.a.	December 31, 2026
GraniteShares Autocallable COIN ETF	0.99% p.a.	1.15% p.a.	December 31, 2026
GraniteShares Autocallable PLTR ETF	0.99% p.a.	1.15% p.a.	December 31, 2026
GraniteShares Autocallable HOOD ETF	0.99% p.a.	1.15% p.a.	December 31, 2026
GraniteShares Autocallable SMCI ETF	0.99% p.a.	1.15% p.a.	December 31, 2026
GraniteShares Autocallable MARA ETF	0.99% p.a.	1.15% p.a.	December 31, 2026

The expense limitation does not cover the following items that remain expenses of each Fund: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of counsel to the Independent Trustees; (iv) extraordinary expenses; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) interest and taxes of any kind or nature; and (vii) any fees and expenses related to the provision of securities lending services.

This contractual arrangement may only be changed or eliminated by or with the consent of the Funds’ Board of Trustees.

Annual Report | June 30, 2026	33

GraniteShares ETFs	Notes to Financial Statements
June 30, 2026

GraniteShares Advisors LLC may request recoupment of previously waived fees and paid expenses from the Funds for three years from the date such fees and expenses were waived or paid, if such reimbursement will not cause the Fund’s total expense ratio to exceed the expense limitation in place at the time of the waiver and/or expense payment and the expense limitation in place at the time of the recoupment. As of the period ended June 30, 2026, the Advisor may seek reimbursement of previously waived and reimbursed fees as follows:

Fund	Expires 6/30/2029	Total
GraniteShares Autocallable TSLA ETF	$21,626	$21,626
GraniteShares Autocallable NVDA ETF	21,589	21,589
GraniteShares Autocallable MSTR ETF	15,044	15,044
GraniteShares Autocallable COIN ETF	15,008	15,008
GraniteShares Autocallable PLTR ETF	14,761	14,761
GraniteShares Autocallable HOOD ETF	14,873	14,873
GraniteShares Autocallable SMCI ETF	14,568	14,568
GraniteShares Autocallable MARA ETF	14,558	14,558

ALPS Fund Services, Inc. (“AFS”) serves as the Funds’ Administrator, and Accounting Agent pursuant to the Fund Administration and Accounting Agreement. Brown Brothers Harriman & Co serves as the Funds’ Custodian and Transfer Agent pursuant to the Custodian and Transfer Agent Agreement. The Funds’ have a fee agreement with its custodian, Brown Brothers Harriman & Co, which provides for custody fees to be reduced by Create/Redeem credits received by the custodian from Authorized Participants. These amounts are shown as a reduction of expenses, “Fees paid indirectly”, on the Statement of Operations.

ALPS Distributors, Inc. (“Distributor”) serves as the Funds’ distributor. The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to a maximum annual rate of 0.25% of its average net assets in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. No distribution fees are currently charged to the Funds; there are no plans to impose these fees.

6. SHARE TRANSACTIONS

Shares of the Funds are listed and traded on Nasdaq. Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed for cash.. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of a Creation Unit. The standard fixed transaction fee for each Fund is $250, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. There were no variable fees received during the year. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

7. INVESTMENT TRANSACTIONS

For the Fund there were no costs of purchases and proceeds from sales of investments securities (excluding short-term investments) for the period ended June 30, 2026.

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GraniteShares ETFs	Notes to Financial Statements
June 30, 2026

8. VALUATION OF DERIVATIVE INSTRUMENTS

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations. The Funds use derivative instruments as part of their principal investment strategies to achieve their investment objectives.

The following is the location and the effect of derivative investments, if any, on the Funds’ Statement of Assets and Liabilities, categorized by investment type during the period ended June 30, 2026:

Risk Exposure	Asset Location	Fair Value	Liability Location	Fair Value
GraniteShares Autocallable TSLA ETF
	Unrealized appreciation on		Unrealized depreciation on
Equity Contracts (Total Return Swap Contracts)	Total Return Swap contracts	$28,884	Total Return Swap contracts	$-
Total		$28,884		$-

GraniteShares Autocallable NVDA ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$17,961	Unrealized depreciation on Total Return Swap contracts	$-
Total		$17,961		$-

GraniteShares Autocallable MSTR ETF

Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$-	Unrealized depreciation on Total Return Swap contracts	$(374,056)
Total		$-		$(374,056)

GraniteShares Autocallable COIN ETF

Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$-	Unrealized depreciation on Total Return Swap contracts	$(137,891)
Total		$-		$(137,891)

GraniteShares Autocallable PLTR ETF

Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$-	Unrealized depreciation on Total Return Swap contracts	$(125,260)
Total		$-		$(125,260)

GraniteShares Autocallable HOOD ETF

Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$31,979	Unrealized depreciation on Total Return Swap contracts	$-
Total		$31,979		$-

Annual Report | June 30, 2026	35

GraniteShares ETFs	Notes to Financial Statements
June 30, 2026

Risk Exposure	Asset Location	Fair Value	Liability Location	Fair Value
GraniteShares Autocallable SMCI ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$-	Unrealized depreciation on Total Return Swap contracts	$(158,872)
Total		$-		$(158,872)

GraniteShares Autocallable MARA ETF
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on Total Return Swap contracts	$-	Unrealized depreciation on Total Return Swap contracts	$(13,722)
Total		$-		$(13,722)

The following is the location and the effect of derivative investments, if any, on the Funds’ Statement of Operations, categorized by primary market risk exposure during the period ended June 30, 2026:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
GraniteShares Autocallable TSLA ETF Equity Contracts	Total Return Swap contracts	$69,024	$28,884
GraniteShares Autocallable NVDA ETF Equity Contracts	Total Return Swap contracts	$55,472	$17,961
GraniteShares Autocallable MSTR ETF Equity Contracts	Total Return Swap contracts	$19,506	$(374,056)
GraniteShares Autocallable COIN ETF Equity Contracts	Total Return Swap contracts	$19,371	$(137,891)
GraniteShares Autocallable PLTR ETF Equity Contracts	Total Return Swap contracts	$32,074	$(125,260)
GraniteShares Autocallable HOOD ETF Equity Contracts	Total Return Swap contracts	$20,430	$31,979
GraniteShares Autocallable SMCI ETF Equity Contracts	Total Return Swap contracts	$6,991	$(158,872)
GraniteShares Autocallable MARA ETF Equity Contracts	Total Return Swap contracts	$12,254	$(13,722)

The average monthly volume of derivative instruments held by the Funds during the period ended June 30, 2026 was $1,537,000 (TLA), $1,643,000 (ANV), $750,000 (MSR), $875,000 (ATC), $2,250,000 (PLA), $1,000,000 (AHD), $875,000 (SCA) and $875,000 (MRA).

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivative Association (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Funds and each of its counterparties. These agreements allow the Funds and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Funds’ custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Funds from its counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

36	www.graniteshares.com

GraniteShares ETFs	Notes to Financial Statements
June 30, 2026

The following is the location and the effect of derivative investments, if any, on the Funds’ Statement of Operations, categorized by primary market risk exposure during the period ended June 30, 2026:

Offsetting of Derivatives Assets
			Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Counterparty	Gross Amounts Recognized in the Statements of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Received/(Pledged)(a)	Net Amount
GraniteShares Autocallable TSLA ETF Unrealized appreciation on open swap contracts	Nomura Holdings, Inc.	$28,884	$–	$–	$28,884
Total		$28,884	$–	$–	$28,884
GraniteShares Autocallable NVDA ETF
Unrealized appreciation on open swap contracts	Nomura Holdings, Inc.	17,961	–	–	17,961
Total		$17,961	$–	$–	$17,961
GraniteShares Autocallable MSTR ETF Unrealized depreciation on open swap contracts	Nomura Holdings, Inc.	(374,056)	–	374,056	–
Total		$(374,056)	$–	$374,056	$–
GraniteShares Autocallable COIN ETF
Unrealized depreciation on open swap contracts	Nomura Holdings, Inc.	(137,891)	–	137,891	–
Total		$(137,891)	$–	$137,891	$–
GraniteShares Autocallable PLTR ETF
Unrealized depreciation on open swap contracts	Nomura Holdings, Inc.	(125,260)	–	125,260	–
Total		$(125,260)	$–	$125,260	$–
GraniteShares Autocallable HOOD ETF Unrealized appreciation on open swap contracts	Nomura Holdings, Inc.	31,979	–	–	31,979
Total		$31,979	$–	$–	$31,979
GraniteShares Autocallable SMCI ETF
Unrealized depreciation on open swap contracts	Nomura Holdings, Inc.	(158,872)	–	158,872	–
Total		$(158,872)	$–	$158,872	$–
GraniteShares Autocallable MARA ETF
Unrealized depreciation on open swap contracts	Nomura Holdings, Inc.	(13,722)	–	13,722	–
Total		$(13,722)	$–	$13,722	$–

(a) These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

Amounts relate to master netting agreements and collateral agreements which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Statements of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Annual Report | June 30, 2026	37

GraniteShares ETFs	Notes to Financial Statements
June 30, 2026

9. FEDERAL INCOME TAX MATTERS

Each of the Funds intend to qualify as a ’‘regulated investment company’’ under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to Federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years, as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

At June 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
GraniteShares Autocallable TSLA ETF	$-	$-	$-	$-
GraniteShares Autocallable NVDA ETF	-	-	-	-
GraniteShares Autocallable MSTR ETF	-	(262)	(262)	1,995,858
GraniteShares Autocallable COIN ETF	-	(131)	(131)	997,929
GraniteShares Autocallable PLTR ETF	-	-	-	-
GraniteShares Autocallable HOOD ETF	-	-	-	-
GraniteShares Autocallable SMCI ETF	-	-	-	-
GraniteShares Autocallable MARA ETF	-	-	-	-

At June 30, 2026, the components of undistributed or accumulated earnings/loss on a tax-basis were as follows:

Fund	Undistributed net investment income	Accumulated net realized gain/(loss) on investments	Other accumulated gains/(losses)	Net unrealized appreciation/ (depreciation) on investments and derivatives	Total
GraniteShares Autocallable TSLA ETF	17,066	$(8)	$-	$-	$17,058
GraniteShares Autocallable NVDA ETF	9,013	(4,246)	-	-	4,767
GraniteShares Autocallable MSTR ETF	-	-	-	(262)	(262)
GraniteShares Autocallable COIN ETF	-	-	(1)	(131)	(132)
GraniteShares Autocallable PLTR ETF	-	-	-	-	-
GraniteShares Autocallable HOOD ETF	30,934	-	-	-	30,934
GraniteShares Autocallable SMCI ETF	-	(30,644)	-	-	(30,644)
GraniteShares Autocallable MARA ETF	-	(11,213)	-	-	(11,213)

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next year without expiration. As of June 30, 2026, the following amounts are available as carry forwards to the next year:

Fund	Short-Term	Long-Term
GraniteShares Autocallable TSLA ETF	$8	$-
GraniteShares Autocallable NVDA ETF	4,246	-
GraniteShares Autocallable MSTR ETF	-	-
GraniteShares Autocallable COIN ETF	-	-
GraniteShares Autocallable PLTR ETF	-	-
GraniteShares Autocallable HOOD ETF	-	-
GraniteShares Autocallable SMCI ETF	30,644	-
GraniteShares Autocallable MARA ETF	11,213	-

38	www.graniteshares.com

GraniteShares ETFs	Notes to Financial Statements
June 30, 2026

The Funds did not use capital loss carryovers during the period ended June 30, 2026.

Late Year Ordinary Losses and Capital Losses arising in the post-October period of the current fiscal year may be deferred to the next fiscal year if the fund elects to defer the recognition of these losses. When this election is made, any losses recognized during the period are treated as having occurred on the first day of the next fiscal year separate from and in addition to the application of normal late year ordinary and capital loss carry forwards as described above.

The Funds elect to defer to the year ending June 30, 2027 late year ordinary losses recognized during the period in the amounts of:

Fund	Late Year Ordinary Losses Deferred
GraniteShares Autocallable TSLA ETF	$–
GraniteShares Autocallable NVDA ETF	–
GraniteShares Autocallable MSTR ETF	–
GraniteShares Autocallable COIN ETF	–
GraniteShares Autocallable PLTR ETF	–
GraniteShares Autocallable HOOD ETF	–
GraniteShares Autocallable SMCI ETF	–
GraniteShares Autocallable MARA ETF	–

The Funds elect to defer to the year ending June 30, 2027 capital losses recognized during the period November 1, 2025 - June 30, 2026 in the amounts of:

Fund	Capital Losses Deferred
GraniteShares Autocallable TSLA ETF	$–
GraniteShares Autocallable NVDA ETF	–
GraniteShares Autocallable MSTR ETF	–
GraniteShares Autocallable COIN ETF	–
GraniteShares Autocallable PLTR ETF	–
GraniteShares Autocallable HOOD ETF	–
GraniteShares Autocallable SMCI ETF	–
GraniteShares Autocallable MARA ETF	–

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Funds’ capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the period ended June 30, 2026, the following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect permanent tax differences resulting primarily from equalization and net operating losses:

Fund	Paid-in Capital	Total Distributable Earnings
GraniteShares Autocallable TSLA ETF	$-	$-
GraniteShares Autocallable NVDA ETF	-	-
GraniteShares Autocallable MSTR ETF	(353,282)	353,282
GraniteShares Autocallable COIN ETF	(117,057)	117,057
GraniteShares Autocallable PLTR ETF	(89,411)	89,411
GraniteShares Autocallable HOOD ETF	-	-
GraniteShares Autocallable SMCI ETF	(119,555)	119,555
GraniteShares Autocallable MARA ETF	-	-

Annual Report | June 30, 2026	39

GraniteShares ETFs	Notes to Financial Statements
June 30, 2026

The tax character of distributions paid by the Funds during the period ended June 30, 2026 were as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
June 30, 2026
GraniteShares Autocallable TSLA ETF	$91,517	$-	$-
GraniteShares Autocallable NVDA ETF	79,649	-	-
GraniteShares Autocallable MSTR ETF	-	-	21,526
GraniteShares Autocallable COIN ETF	-	-	21,978
GraniteShares Autocallable PLTR ETF	-	-	37,878
GraniteShares Autocallable HOOD ETF	23,154	-	-
GraniteShares Autocallable SMCI ETF	-	-	40,185
GraniteShares Autocallable MARA ETF	11,073	-	14,563

10. INDEMNIFICATION

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that has not yet occurred. Management expects this risk of loss to be remote.

11. PRINCIPAL RISKS

Below are some of the principal risks of investing in the Funds. Please refer to the Funds’ prospectus for a full discussion.

Underlying Stock Risk: Each Fund seeks daily leveraged long or short investment results of an underlying stock. Each underlying stock is subject to many risks that can negatively impact its revenue and viability including, but are not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Effects of Compounding and Market Volatility Risk: Each Fund aims to replicate the leveraged or inverse daily returns of an underlying stock and a Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from the underlying stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage or inverse daily returns. The effect of compounding becomes pronounced as the underlying stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the underlying stock during shareholder’s holding period of an investment in the Fund.

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the underlying stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the targeted percentage change of underlying stock on such day. In order to achieve a high degree of correlation with underlying stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to the underlying stock may prevent the Fund from achieving a high degree of correlation with the underlying stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by underlying stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have reach its targeted exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when the underlying stock is volatile, particularly when underlying stock is volatile at or near the close of the trading day.

Leverage Risk: The Long Funds obtain investment exposure in excess of their net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in leveraged Long Funds is exposed to the risk that a decline in the daily performance of the underlying stock would be magnified. A leveraged Long Fund could theoretically lose an amount greater than its net assets. Leverage will also have the effect of magnifying any differences in a Fund performance’s correlation with the underlying stock.

Short Sale Exposure Risk: The short Fund will seek inverse or “short” exposure through financial instruments, which would cause the short Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower a Fund’s return, result in a loss, have the effect of limiting a short Fund’s ability to obtain inverse exposure through financial instruments, or require a short Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, a short Fund may be unable to meet its investment objective due to a lack of available securities or counterparties.

40	www.graniteshares.com

GraniteShares ETFs	Notes to Financial Statements
June 30, 2026

During such periods, a short Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the short Fund’s short positions, if any, would negatively impact a short Fund. A short Fund could theoretically lose an amount greater than its net assets in the event the underlying stock increases more than 100%.

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with a Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Each Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent a Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

Exchange Traded Fund Structure Risk: Each Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

-	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares in a Fund may trade at a discount to NAV.
-	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and a Fund’s NAV.
-	In stressed market conditions, the market for a Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of a Fund’s shares may, in turn, lead to differences between the market value of a Fund’s shares and a Fund’s NAV.
-	An active trading market for a Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that a Fund’s Shares will continue to meet the listing requirements of the Exchange. If a Fund’s Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s Shares.

Non-Diversified Risk: Each Fund’s portfolio focuses on its underlying stock and will be subject to potential for volatility than a diversified fund.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify a Fund’s losses.

Rebalancing Risk: If for any reason a Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to its underlying stock that is significantly greater or less than its stated multiple. As a result, a Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Annual Report | June 30, 2026	41

GraniteShares ETFs	Notes to Financial Statements
June 30, 2026

Trading Halt Risk: Although each underlying stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the underlying stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the underlying stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the underling stock’s and/or Fund’s shares inadvisable. In addition, trading in underlying stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

Tracking Error Risk: Tracking error is the divergence of a Fund’s performance from that of its investment objective. The performance of each Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to its underlying stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. A Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, each Fund must satisfy certain diversification and other requirements. In particular, each Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of a Fund’s assets would be invested in (a) issuers in which a Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by a Fund. The application of these requirements to certain investments (including swaps) that may be entered into by a Fund is unclear. In addition, the application of these requirements to a Fund’s investment objective is not clear, particularly because each Fund’s investment objective focuses on the performance of the stock of a single issuer. If a Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

12. RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENT

The Funds adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on the Funds’ financial statements.

13. REGULATORY UPDATES

In September 2023, the SEC adopted a final rule relating to “Names Rule” under the 1940 Act. The amendments expanded the rule to require more funds to adopt an 80 percent investment policy, including funds with names suggesting a focus in investments with particular characteristics (e.g., growth or value) or with terms that reference a thematic investment focus (e.g., environmental, social, or governance factors). The amendments will require that a fund review its name for compliance with the rule. If needed, a fund may need to adopt an 80 percent investment policy and review its portfolio assets’ treatment under such policy at least quarterly. The rule also requires additional prospectus disclosure and reporting and record keeping requirements. The amendments became effective in December 2023. Following a recent extension by the SEC, fund groups with net assets of $1 billion or more must comply by June 11, 2026, while smaller fund groups (less than $1 billion in net assets) have until December 11, 2026. Management has determined that adoption of this rule will not have a material impact on the Funds’ financial statements.

14. SUBSEQUENT EVENTS

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

42	www.graniteshares.com

Report of Independent
GraniteShares Autocallable ETFs	Registered Public Accounting Firm

To the Shareholders and

The Board of Directors of GraniteShares ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of GraniteShares Autocallable TSLA ETF, GraniteShares Autocallable NVDA ETF, GraniteShares Autocallable MSTR ETF, GraniteShares Autocallable COIN ETF, GraniteShares Autocallable PLTR ETF, GraniteShares Autocallable HOOD ETF, GraniteShares Autocallable SMCI ETF, GraniteShares Autocallable MARA (the “Funds”), each a series of GraniteShares ETF Trust (the “Trust”), including the schedules of investments, as of June 30, 2026, the related statements of operations, the statements of changes in net assets, and financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of June 30, 2026, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Constituting the GraniteShares ETF Trust	Statements Of Operations	Statements Of Changes In Net Assets	Financial Highlights
Graniteshares Autocallable TSLA ETF, Graniteshares Autocallable NVDA ETF	For the period February 2, 2026 (commencement of operations) through June 30, 2026	For the period February 2, 2026 (commencement of operations) through June 30, 2026	For the period February 2, 2026 (commencement of operations) through June 30, 2026

Graniteshares Autocallable MSTR ETF, Graniteshares Autocallable COIN ETF	For the period May 11, 2026 (commencement of operations) through June 30, 2026	For the period May 11, 2026 (commencement of operations) through June 30, 2026	For the period May 11, 2026 (commencement of operations) through June 30, 2026

Graniteshares Autocallable PLTR ETF, Graniteshares Autocallable HOOD ETF	For the period May 18, 2026 (commencement of operations) through June 30, 2026	For the period May 18, 2026 (commencement of operations) through June 30, 2026	For the period May 18, 2026 (commencement of operations) through June 30, 2026

Graniteshares Autocallable SMCI ETF, Graniteshares Autocallable MARA ETF	For the period May 26, 2026 (commencement of operations) through June 30, 2026	For the period May 26, 2026 (commencement of operations) through June 30, 2026	For the period May 26, 2026 (commencement of operations) through June 30, 2026

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more GraniteShares LLC investment companies since 2019.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

August 28, 2026

Annual Report | June 30, 2026	43

GraniteShares Autocallable ETFs	Additional Information
June 30, 2026 (Unaudited)

Federal Tax Information

The Funds launched after December 31, 2025; therefore, no distributions were paid during 2025 and no disclosures were made to sharehholders via form 1099 in early 2026. The Funds will notify shareholders in early 2027 of amounts paid to them by the Funds, if any, during the calendar year 2026.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Fund’s website at www.graniteshares.com.

Authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about a Fund and may be obtained by 1-800-SEC-0330.

Distributor, ALPS Distributors, Inc.

44	www.graniteshares.com

Changes in and Disagreements with Accountants

GraniteShares Autocallable ETFs for Open-End Management Investment Companies

June 30, 2026 (Unaudited)

Not applicable for this reporting period.

Annual Report | June 30, 2026	45

Proxy Disclosures for Open-End
GraniteShares Autocallable ETFs	Management Investment Companies
June 30, 2026 (Unaudited)

Not applicable for this reporting period.

See Notes to Financial Statements.
46	www.graniteshares.com

Remuneration Paid to Directors, Officers, and Others

GraniteShares Autocallable ETFs of Open-End Management Investment Companies

June 30, 2026 (Unaudited)

The following chart provides certain information about the Trustee fees paid by the Trust for the period ended June 30, 2026:

	Aggregate Regular	Aggregate Special	Total
	Compensation From the Trust	Compensation From the Trust	Compensation From the Trust
Steven James Smyser, Trustee	$35,000	$-	$35,000
Seddik Meziani, Trustee	$35,000	$-	$35,000
Total	$70,000	$-	$70,000

Officers who are employed by the Adviser receive no compensation or expense reimbursement from the Trust.

Annual Report | June 30, 2026	47

Statement Regarding Basis for Approval
GraniteShares Autocallable ETFs	of Investment Advisory Contract

June 30, 2026 (Unaudited)

GraniteShares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2016, and is authorized to establish multiple series, with each series representing interests in a separate portfolio of securities and other assets of the Trust. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the supervision of the Board of Trustees of the Trust (the “Board,” with the members of the Board referred to individually as “Trustees”), and pursuant to the terms of multiple investment advisory agreements between GraniteShares Advisors LLC (the “Adviser” or “GraniteShares”) and the Trust, GraniteShares provides a continuous program of investment management for each series of the Trust (each, a “Fund” and collectively, the “Funds”) and, among other services, determines, in its discretion, the securities to be purchased, retained or sold with respect to each Fund.

At a meeting held on May 8, 2026 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested person[s],” as defined in the 1940 Act, of the Trust (the “Independent Trustees”), reviewed and unanimously approved the investment advisory agreements (the “Agreements”) for a two-year period from the date the first of the Funds commences operations in each relevant Agreement, with respect to each of the Delta 1 Funds (the “D1 Funds”), each of the Short and Leveraged Funds (the “S&L Funds”), each of the YieldBOOST Funds (the “YB Funds”), each of the Autocallable Funds (the “AC Funds”), and each of the Prediction Market Funds (the “PM Funds”). The Meeting was held via telephone conference based on exemptive relief issued by the Securities and Exchange Commission (“SEC”), with the Board’s intention to ratify the approval of the Agreements at its next in-person meeting.1

In advance of the Meeting, the Board received information about each Fund, the Agreements, and the Adviser to facilitate the Board’s review of the Agreements, as required by Section 15(c) of the 1940 Act. In addition to such information, the Board noted that the evaluation process with respect to the Adviser is an ongoing one, as part of the Board’s regular oversight of the Funds. Thus, in considering the approval of the Agreements, the Board took into account its review of the performance and services provided by the Adviser with respect to the existing series of the Trust at regularly scheduled meetings held throughout the year. The Board also receives information informally outside of the Board meetings, as circumstances warrant.

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Agreements.

The Board took note of relevant judicial precedent and regulations adopted by the SEC setting forth factors to be considered by a board when evaluating investment advisory agreements including, among other matters: (1) the nature, extent and quality of the services provided by the investment adviser; (2) the costs of the services provided and profitability to the investment adviser with respect to its relationship with the fund; (3) the advisory fees and total expense ratio of the fund compared to a relevant peer group of funds; (4) the extent to which economies of scale would be realized as the fund grows and whether the advisory fee for the fund would enable investors to share in the benefits of economies of scale; and (5) other benefits received by the investment adviser from its relationship with the fund.

At the Meeting, the Board evaluated the information prepared for the 15(c) review process. The Meeting included a presentation by representatives of the Adviser during which the Independent Trustees and counsel were able to pose questions. The Adviser’s presentation included a discussion of the Adviser’s resources and capabilities, including its financial condition and ability to provide the contracted-for services under the Agreements, as well as a review of the experience and qualifications of the Funds’ portfolio managers and other key personnel of the Adviser. The Trustees were also presented with quantitative data showing how each existing Fund in the Trust performed against its relevant benchmark and whether the Fund met its investment objective over the relevant period.

Following an analysis and discussion of the factors identified below, in the exercise of their reasonable business judgment and in light of their respective fiduciary duties, the Trustees unanimously concluded that it was in the best interest of the Trust to approve the Agreements. In making determinations regarding the factors identified below, the Trustees considered information received (both oral and written) at the Meeting, as well as information obtained through the Board’s experience overseeing the existing Funds in the Trust. In this regard, the Board’s conclusions were also based on its knowledge of how well the Adviser performs its duties obtained through Board meetings, discussions, and reports. The Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.

In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Trustee’s business judgment after consideration of the information as a whole. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The principal factors and conclusions that formed the basis for the Trustees’ determinations to approve the Agreements are discussed below.

Nature, Extent and Quality of Services. The Board considered the functions performed by the Adviser for each Fund and the nature and quality of services provided by GraniteShares. The Board noted that each Fund was an exchange-traded fund (“ETF”) and the Board considered the qualifications and experience of the Adviser’s key personnel, including, in particular, the experience of the Adviser’s principals in managing ETFs and coordinating their operation and administration. The Trustees also considered the responsibilities assumed by the Adviser, including, among other things: responsibility for the general management of the day-to-day investment and reinvestment of the assets of each Fund; determining the daily basket of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of shares; monitoring and managing pricing and risks of each Fund; and monitoring and coordinating the provision of services to each Fund by each of the third-party service providers, including the fund administrator, transfer agent, custodian and distributor. The Board also considered the quality of the operational and compliance infrastructure supporting each Fund, including the regular reports provided by the Trust’s Chief Compliance Officer regarding compliance procedures and practices. In addition, the Board noted the reports received at each Board meeting regarding regulatory developments germane to the ETF and registered fund industry.

[1]	On March 13, 2020, the SEC issued an exemptive order providing relief to registered management investment companies from certain provisions of the 1940 Act in light of the outbreak of coronavirus disease 2019 (COVID-19), including the in-person voting requirements under Section 15(c) of the 1940 Act with respect to approving or renewing an investment advisory agreement, subject to certain conditions. The relief was originally limited to the period from March 13, 2020 to June 15, 2020, and was subsequently extended through August 15, 2020. On June 19, 2020, the SEC issued an order extending the duration of the conditional relief further, through at least December 31, 2020. The Board, including the Independent Trustees, relied on this relief in voting to renew the Advisory Agreement at the Meeting.

48	www.graniteshares.com

Statement Regarding Basis for Approval
GraniteShares Autocallable ETFs	of Investment Advisory Contract

June 30, 2026 (Unaudited)

The D1 Funds

With respect to each of the D1 Funds, the Board assessed the Adviser’s management capabilities as demonstrated by each Fund’s performance and ability to meet its investment objective.

The Board noted that COMB is an actively managed ETF that seeks to provide long-term capital appreciation, primarily through exposure to commodity futures markets. The Fund’s investment strategy is based in part on the Bloomberg Commodity Index (the “COMB Benchmark”), which is designed to be a highly liquid and broad benchmark for commodities futures investments. The Board considered the information it received, including at each regularly scheduled Board meeting, regarding the Fund’s returns on a market price basis and on a net asset value (“NAV”) basis, as well as the returns of the COMB Benchmark, and the related performance attribution commentary provided by the Adviser.

As to HIPS, the Board noted that the Fund seeks to track the performance, before fees and expenses, of the EQM High Income Pass-Through Securities Index (the “HIPS Index”). HIPS is a rules-based index that measures the performance of up to 40 high income U.S.-listed securities that typically have “pass-through” structures that require them to distribute substantially all of their earnings to shareholders as cash distributions. As with COMB, the Board took into account the information it received regarding HIPS’s returns on a market price basis and on a NAV basis, and the returns of the HIPS Index over the same periods, as well as the Adviser’s performance attribution analysis.

With respect to DRUP, the Board noted that the Fund seeks to track the performance, before fees and expenses, of the Nasdaq US Large Cap Select Disruptors Index (the “DRUP Index”), which tracks the performance of large-cap, U.S.-listed companies with high disruption scores. Companies are assigned a disruption score using a multifactor scoring model, which is based on multiple fundamental metrics such as patent value, revenue growth, research and development expenses, and gross margins. The index universe consists of all issuers from the Nasdaq US 500 Large Cap Index, and the top 50 securities are selected for inclusion in the DRUP Index. The DRUP Index is a modified free-float market capitalization-weighted index to reduce excessive concentration. The Index is reconstituted semi-annually and rebalanced quarterly. As with COMB and HIPS, the Board considered the information it received regarding DRUP’s returns on a market price basis and on a NAV basis, and the returns of the DRUP Index over the same periods, as well as the Adviser’s performance attribution analysis.

The S&L Funds

With respect to each of the S&L Funds, the Board noted that each Fund seeks to replicate the daily performance of an underlying stock multiplied by a leveraged factor. Since the launch of the S&L funds in the Trust, the index strategies have been modified and refined to best replicate the performance of the underlying stocks, the number of counterparties has increased to provide greater asset coverage, and the Adviser has refined its operational capabilities to manage the S&L Funds. The Board considered the information it received, including at each regularly scheduled Board meeting, regarding the standard deviation of a S&L Fund’s NAV from the price changes of each’s Fund’s underlying stock, premium/discount and intraday trading spreads, as well as the related performance attribution commentary provided by the Adviser.

The YB Funds

With respect to each of the single stock YB Funds, the Board noted that each Fund seeks to generate income by selling put options on leveraged ETFs and the Adviser will balance the amount distributed to shareholders and the impact of NAV erosion during periods of high volatility. With respect to each of the fund- of-funds YB Funds, the Board considered that the Funds will be actively managed, similar to the single stock YB funds, and their investment strategies will generate yield by investing in single stock YB Funds. The Board considered that the Adviser has managed the YB Funds since December 2024, the Adviser has been able to maintain a high level of income in the funds, and the Adviser has managed the funds within tight performance metrics. The Board considered the information it received, including ongoing discussions with the Adviser regarding its observations about market trends, and its ability to efficiently develop and market investment products to tap into those trends and demands.

The AC Funds

With respect to each of the AC Funds, the Board considered that each Fund will be actively managed and aimed to generate income by gaining exposure to a diversified set of autocallable instruments. The Board considered that the Adviser was the first issuer to bring autocallable products on single names under an ETF wrapper, the Adviser’s history of launching new innovative products and managing those products within tight performance metrics, and the Adviser has refined its operational capabilities to manage the AC Funds. The Board considered the information it received, including ongoing discussions with the Adviser regarding its observations about market trends, and its ability to efficiently develop and market investment products to tap into those trends and demands.

The PM Funds

With respect to each of the PM Funds, the Board considered that each Fund will be actively managed and will seek to gain exposure to certain events by gaining exposure to a prediction contract and roll forward to a new prediction contract prior to expiration of the prior contract to ensure that the ETF will maintain value after the prior event has taken place. The Board considered that the Adviser was the first issuer to bring prediction contracts under an ETF wrapper, and the Adviser’s history of launching new innovative products, managing those products within tight performance metrics, and refining their operational processes. The Board considered the information it received, including ongoing discussions with the Adviser regarding its observations about market trends, and its ability to efficiently develop and market investment products to tap into those trends and demands.

Annual Report | June 30, 2026	49

Statement Regarding Basis for Approval
GraniteShares Autocallable ETFs	of Investment Advisory Contract

June 30, 2026 (Unaudited)

All Funds

The Board considered the performance data, analyses and reports regularly provided by the Adviser regarding each Fund in the Trust, including index tracking, premium/discount and intraday trading spreads, among other things. The Board also considered the Adviser’s commentary regarding broader market trends and macroeconomic developments and interrelationship between market conditions and each Fund’s performance. The Board concluded that it was satisfied with the information provided regarding, and explanations for, the performance of each existing Fund in the Trust, with the expectation that the Adviser would provide the same level of information and analysis with respect to each new Fund.

Based on the foregoing, including the acceptability of the terms of the Agreements and the responsibilities assumed by the Adviser thereunder, the Board concluded that the Adviser and its personnel continue to be qualified to serve each Fund in such capacity, and that the nature, quality and extent of services provided by the Adviser are expected to be satisfactory and appropriate for each Fund.

Comparative Fees, Costs of Services Provided by the Adviser from Its Relationship with Each Fund. The Board considered information provided by the Adviser regarding the advisory fee for each Fund in connection with the proposed approval of the Agreements and the Adviser’s rationale therefor. The Board also considered that the Adviser will have an expense limitation agreement in place for each S&L Fund, YB Fund, AC Fund, and PM Fund until December 31, 2027.

The D1 Funds

With respect to each of the D1 Funds, the Board noted that the Adviser recommended maintaining the current advisory fee for each of COMB, HIPS and DRUP at 0.25%, 0.70% and 0.60% per annum, respectively. The Board considered that the advisory fee for each Fund is a unitary fee pursuant to which the Adviser assumes substantially all expenses of the Fund (excluding interest, Acquired Fund Fees and Expenses, taxes, brokerage commissions, expenses related to short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act). Thus, the Board reviewed information provided in the Meeting materials comparing each Fund’s proposed unitary fee to certain other funds identified by the Adviser. The Board also took into account the information provided regarding the Adviser’s process for identifying such other funds.

With respect to COMB, the Adviser identified certain ETFs and mutual funds providing broad commodity exposures (with particular focus on the least expensive mutual fund share class) using third-party data sources. The Board observed that the Fund’s proposed unitary fee was significantly lower than the average total expense ratio of the commodity funds deemed relevant for comparative analysis.

With respect to HIPS and DRUP, the Adviser identified certain ETFs and mutual funds providing similar exposures using third-party data sources. The Board noted that each Fund’s fee was higher than the respective average peer fee, but lower than the maximum observed fee, and the strategy for each Fund was unique in the marketplace.

In assessing the proposed unitary fee for each Fund, the Board also considered the Adviser’s description of the resources involved in managing each Fund. In addition, the Board considered each Fund’s size and the likelihood that the Adviser would continue to absorb certain operational expenses incurred by each Fund through the renewal term of the Agreement.

The S&L Funds

With respect to the existing S&L Funds, the Board considered the proposed annual advisory fees at their current level. With respect to each of the New S&L Funds, the Board considered the proposed varied fee levels based on whether each fund had long or short exposure and the amount of leverage applied to each fund. The Board noted as assets held for short periods, investors focus on the tradability and investment objective of the fund, and that management fees and expense ratios have little impact over the short duration that each fund was expected to be held. The Board also considered that the Adviser had worked with its swap counterparties on strategies that would enable a fund to have long and short leverage factors greater than 2x while still complying with the derivative risk limits imposed by the SEC. The Board considered that the Adviser recommended for each of the S&L Funds a non-unitary fee structure and a total expense ratio capped by a fee waiver in effect until at least December 31, 2027. The Board noted that the Adviser did not recommend lowering the Adviser’s fees for the S&L Funds because the daily tracking performance of the existing S&L Funds was small and stable, the Adviser expected commercial uncertainties with respect to the S&L Funds, the Funds were unique and operationally intensive to manage, and the costs of launching and managing the S&L Funds benefit from the advisory fee levels. After further consideration, the Board determined that the advisory fees and expected profitability for each S&L Fund were not unreasonable.

The YB Funds

With respect to each of the single stock YB Funds, the Board considered that the Adviser recommended a management fee of 0.99% with a non-unitary fee structure and total expense ratio of 1.15%, and for the fund-of-funds YB Funds, the Board considered that the Adviser recommended a management fee of 0.29% with a non-unitary fee structure and a total expense ratio of 0.50%, all of which would be capped by a fee waiver in effect until at least December 31, 2027. The Board considered that with the YB Funds, the Adviser was not seeking to replicate the strategy of other funds that exist but rather take entrepreneurial risk in launching and managing funds with unique strategies in order to build a market for those funds. The Board also noted that the fund- of-funds YB Funds invest in the YieldBOOST series of the Trust, and the management fee and fee waiver did not include the fees and expenses of the underlying funds that each of the fund-of-fund YB Funds will invest in. The Board considered that the management fees for each of the single stock YB funds was greater than the average management fees for peer ETFs and mutual funds with option-based income strategies. After further consideration, the Board determined that the advisory fees for each YB Fund was not unreasonable.

50	www.graniteshares.com

Statement Regarding Basis for Approval
GraniteShares Autocallable ETFs	of Investment Advisory Contract

June 30, 2026 (Unaudited)

The AC Funds

With respect to each of the AC Funds, the Board considered that the Adviser recommended a management fee of 0.99% with a non-unitary fee structure and a total expense ratio of 1.15% capped by a fee waiver in effect until at least December 31, 2027. The Board noted that the AC Funds consisted of autocallable instruments on single names under an ETF wrapper, which was an asset type that was typically accessed via a bank or broker through significant investment, relatively high fees, and limited diversification. The Board also observed that investors could access the autocallable asset class via limited ETFs of broad indices, and that the advisers to the peer funds had lower management fees than the Adviser’s recommended management fees for each of AC Funds. The Board observed that the AC Funds benefit from the Adviser’s operational capabilities and experience gained managing the S&L Funds and YB Funds of the Trust. The Board considered that with the AC Funds, the Adviser was not seeking to replicate the strategy of other funds that exist but rather take entrepreneurial risk in launching new funds with unique strategies in order to build a market for those funds. In addition, the Board considered the size of peer funds and the likelihood that the Adviser would absorb certain operational expenses incurred by each AC Fund through the end of December 31, 2027. After further consideration, the Board determined that the Adviser’s proposed advisory fees for each of the AC Funds was not unreasonable.

The PM Funds

With respect to each of the PM Funds, the Board considered that the Adviser recommended a management fee of 0.99% with a non-unitary fee structure and a total expense ratio of 1.15% capped by a fee waiver in effect until at least December 31, 2027. The Board observed that prediction markets are a recent innovation and there are no instances where prediction contracts have been wrapped in an ETF. The Board considered that structuring the PM Funds was highly complex, there were few brokers that would provide institutional access to relevant derivative contracts, and the Adviser was taking entrepreneurial risk in launching new funds with unique strategies in order to build a market for those funds. After consideration, the Board determined that the Adviser’s proposed advisory fees for each of the PM Funds was not unreasonable.

Based on the information presented and the discussions at the Meeting, the Board concluded that each Fund’s proposed fees were reasonable given, among other things, the nature, extent and quality of the services provided under the Agreements.

Economies of Scale. The Board considered the potential for the Adviser to experience economies of scale in the provision of services to the Funds and the extent to which potential scale benefits are shared with shareholders.

The Board considered whether the Adviser was benefiting from economies of scale in the provision of services to each of the new Funds and whether such services are being shared with each Fund’s shareholders under the Agreements. The Board noted that the Adviser’s operational efficiencies have improved and will continue to improve. The Board considered the prospects for growth of each of the Funds and concluded that the expense limitation agreements were adequate for each of the Funds, and economies of scale would be revisited as each Fund’s asset levels increase.

The Board concluded that the Adviser’s arrangements with respect to the Funds constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

Conclusion. Based on all of the foregoing, the Board, including the Independent Trustees, concluded that the advisory fee for each Fund is fair and reasonable in light of the extent and quality of the services provided and expected to be provided over the term, and that the approval of the Agreements was in the best interest of the Trust. At the Meeting, the Board, including the Independent Trustees, unanimously approved the Agreements as to each of the Funds.

Annual Report | June 30, 2026	51

GraniteShares Autocallable ETF
222 Broadway, 21st Floor
New York, NY 10038

Must be accompanied or preceded by a prospectus.

ALPS Distributors, Inc., a FINRA member, is the Distributor for the GraniteShares Autocallable ETF.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and Disagreements with Accountants is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Proxy Disclosures is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement Regarding Basis for approval of Investment Advisory Contract is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GraniteShares ETF Trust

By (Signature and Title)*	/s/ William Rhind
William Rhind, Trustee, President and Chief Financial Officer
(principal executive officer and principal financial officer)

Date	September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Rhind
William Rhind, Trustee, President and Chief Financial Officer
(principal executive officer and principal financial officer)

Date	September 4, 2026

* Print the name and title of each signing officer under his or her signature.